UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end:    September 30, 2017

Date of reporting period:    December 31, 2016

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Low Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Low Duration Income Fund

Thornburg Limited Term Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

Thornburg Better World International Fund

Thornburg Capital Management Fund

Thornburg Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arkansas — 0.33%

Board of Trustees of the University of Arkansas, 4.00% due 11/1/2018 (Fayetteville Campus)	NR/Aa2	$295,000	$309,104

California — 5.26%

Bay Area Toll Authority, 1.00% due 4/1/2047 put 7/1/2017 (San Francisco Bay Area Toll Bridge)	AA/Aa3	250,000	249,890

California Statewide Communities Development Authority, 5.25% due 7/1/2017 (St. Joseph Health System; Insured: AGM) (ETM)	AA/A1	100,000	102,198

California Statewide Communities Development Authority, 5.00% due 5/15/2019 (Irvine East Campus Apartments)	NR/Baa1	655,000	696,199

California Statewide Communities Development Authority, 5.00% due 5/15/2020 (Irvine East Campus Apartments)	NR/Baa1	565,000	609,827

City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	1,000,000	1,000,410

City of Los Angeles GO, 3.00% due 6/29/2017 (Cash Flow Management)	SP-1+/Mig1	500,000	505,145

County of Los Angeles GO, 3.00% due 6/30/2017 (Cash Management Program)	SP-1+/Mig1	500,000	505,270

Jurupa Public Financing Authority, 4.00% due 9/1/2017	BBB+/NR	100,000	101,596

Riverside County Public Financing Authority, 4.00% due 9/1/2017 (Hemet Project)	A+/NR	485,000	494,186

Successor Agency to the Redevelopment Agency of the City of Chino, 5.00% due 9/1/2017 (Merged Chino Areas 2001 and 2003 and Central City Redevelopment Projects; Insured: BAM)	AA/NR	300,000	307,755

Successor Agency to the Redevelopment Agency of the Richmond Community, 4.00% due 9/1/2017 (Harbour and Merged Area Redevelopment Projects; Insured: BAM)	AA/NR	300,000	305,580

Colorado — 2.37%

City & County of Denver COP, 0.71% due 12/1/2029 put 1/3/2017 (Wellington E. Webb Municipal Office Building; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,500,000	1,500,000

City of Aurora COP, 5.00% due 12/1/2019 (Sports Park and E-911 Projects)	AA-/Aa2	365,000	397,631

Regional Transportation District COP, 5.00% due 6/1/2017 (FasTracks Transportation System)	A/Aa3	300,000	304,833

Connecticut — 1.08%

State of Connecticut GO Floating Rate Note, 1.47% due 6/15/2018 (Various Capital Projects)	AA-/Aa3	1,000,000	1,004,420

Florida — 7.25%

City of Gainesville, 0.62% due 10/1/2026 put 1/3/2017 (Utilities System; SPA: Landesbank Hessen-Thueringen) (daily demand notes)	AA-/Aa2	1,500,000	1,500,000

County of Osceola, 5.00% due 10/1/2017 (Transportation Capital Improvements; Insured: AMBAC)	A+/A1	150,000	154,164

Florida Municipal Power Agency, 5.25% due 10/1/2018 (Stanton Project)	NR/A1	1,000,000	1,065,410

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A3	200,000	210,916

JEA, 0.71% due 10/1/2038 put 1/3/2017 (Water and Sewer System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa2	2,510,000	2,510,000

Orange County School Board COP, 5.00% due 8/1/2018 (Educational Facilities)	NR/Aa2	1,000,000	1,057,420

Volusia County Educational Facilities Authority, 3.00% due 10/15/2017 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	105,000	105,922

Volusia County Educational Facilities Authority, 3.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	120,000	121,782

Georgia — 1.03%

City of Atlanta, 4.00% due 1/1/2019 (BeltLine Project)	NR/A2	580,000	606,274

City of Atlanta, 3.00% due 1/1/2018 (BeltLine Project)	NR/A2	340,000	345,569

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Guam — 0.63%

Government of Guam, 3.00% due 11/15/2017 (Various Capital Projects)	A/NR	$300,000	$303,207

Government of Guam, 4.00% due 11/15/2018 (Economic Development)	A/NR	275,000	285,068

Idaho — 0.54%

State of Idaho GO, 2.00% due 6/30/2017	SP-1+/Mig1	500,000	502,665

Illinois — 7.37%

Chicago O’Hare International Airport, 5.00% due 1/1/2018 (2016 Airport Projects)	A/NR	500,000	518,270

Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2016 Airport Projects)	A/NR	500,000	532,865

Chicago Park District GO, 5.00% due 1/1/2020 (Capital Improvement Plan)	AA+/Ba1	500,000	538,350

Chicago Transit Authority, 5.00% due 12/1/2017 (Rail Car and Rail System Improvements)	AA/A1	1,165,000	1,198,494

Du Page County High School District No. 88, 3.00% due 1/15/2020 (Addison Trail and Willowbrook High Schools)	NR/Aa1	1,245,000	1,287,355

Illinois Finance Authority, 5.00% due 11/15/2017 (Rush University Medical Center)	A+/A1	1,000,000	1,032,050

Illinois Finance Authority, 5.00% due 8/15/2018 (Silver Cross Hospital and Medical Centers)	NR/Baa1	500,000	524,660

Illinois Finance Authority, 5.00% due 11/15/2018 (Rush University Medical Center)	A+/A1	500,000	531,580

State of Illinois, 4.00% due 6/15/2019 (Build Illinois Program)	AAA/Baa2	520,000	546,109

Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	125,000	129,300

Indiana — 2.63%

City of Evansville, 5.00% due 1/1/2018 (Waterworks District; Insured: BAM)	AA/NR	810,000	839,346

Hammond Multi-School Building Corp., 4.00% due 7/15/2017 (Educational Facilities) (State Aid Withholding)	AA+/NR	300,000	304,509

Indiana Finance Authority, 0.60% due 2/1/2037 put 1/3/2017 (Stadium Project; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	1,300,000	1,300,000

Kansas — 2.56%

Kansas DFA, 5.00% due 12/1/2018 (Department of Commerce Impact Program)	A+/A3	1,250,000	1,324,175

Topeka Public Building Commission, 5.00% due 6/1/2018 (10th and Jackson Projects; Insured: Natl-Re)	AA-/A3	1,000,000	1,052,000

Kentucky — 1.17%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2019 (Project No. 112)	A/Aa3	1,000,000	1,086,890

Louisiana — 0.11%

City of New Orleans, 5.00% due 12/1/2017 (Water System Facilities Capital Improvement Program)	A-/NR	100,000	103,282

Maryland — 1.72%

County of Montgomery GO, 0.59% due 6/1/2026 put 1/3/2017 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	1,100,000	1,100,000

County of Montgomery GO, 0.62% due 6/1/2026 put 1/3/2017 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	500,000	500,000

Massachusetts — 4.18%

City of Quincy GO, 2.00% due 6/16/2017 (Capital Improvements)	SP-1+/NR	500,000	502,200

Commonwealth of Massachusetts GO, 0.58% due 3/1/2026 put 1/3/2017 (SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA+/Aa1	1,600,000	1,600,000

Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	275,000	275,036

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts Housing Finance Agency, 2.00% due 6/1/2019 (Low and Moderate Income Housing)	AA-/Aa3	$1,500,000	$1,500,195

Michigan — 2.52%

Berkley School District GO, 4.00% due 5/1/2018 (Educational Facilities; Insured: Q-SBLF)	AA-/NR	1,000,000	1,035,780

Charles Stewart Mott Community College GO, 5.00% due 5/1/2018 (Higher Education Facilities)	A+/NR	750,000	784,552

Michigan Finance Authority, 5.00% due 5/1/2018 (School District of the City of Detroit; Insured: Q-SBLF)	AA-/NR	250,000	261,813

Northville Public Schools GO, 5.00% due 5/1/2017 (Educational Facilities; Insured: Q-SBLF)	NR/Aa1	250,000	253,220

Minnesota — 1.62%

City of St. Paul Housing & Redevelopment Authority, 0.71% due 11/15/2035 put 1/3/2017 (Allina Health System; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	NR/Aa2	1,500,000	1,500,000

Missouri — 3.77%

Missouri Development Finance Board, 0.60% due 12/1/2033 put 1/3/2017 (The Nelson Gallery Foundation; SPA: Northern Trust Co.) (daily demand notes)	AAA/Aaa	500,000	500,000

Missouri Health and Educational Facilities Authority, 0.62% due 9/1/2030 put 1/3/2017 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	2,000,000	2,000,000

Missouri Health and Educational Facilities Authority, 0.71% due 9/1/2030 put 1/3/2017 (Washington University; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	1,000,000	1,000,000

Montana — 1.83%

City of Forsyth, 0.62% due 1/1/2018 put 1/3/2017 (PacifiCorp; LOC: Bank of Nova Scotia) (daily demand notes)	A+/Aa2	1,700,000	1,700,000

Nevada — 0.38%

City of Reno GO, 5.00% due 6/1/2017 (Fire Protection Projects)	A-/A1	200,000	203,248

Washoe County School District GO, 5.25% due 6/1/2017 (Educational Facilities; Insured: AGM)	AA/Aa3	150,000	152,657

New Hampshire — 1.51%

New Hampshire Health and Education Facilities Authority, 0.75% due 7/1/2035 put 1/3/2017 (University System of New Hampshire; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA-/Aa3	1,400,000	1,400,000

New Jersey — 2.77%

Essex County Improvement Authority GO, 4.00% due 10/1/2017 (County Correctional Facility)	NR/Aa2	545,000	556,058

New Jersey EDA, 5.00% due 6/15/2019 (Cigarette Tax)	BBB+/Baa1	550,000	579,210

New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	BBB+/A3	200,000	213,012

New Jersey Health Care Facilities Financing Authority, 5.00% due 1/1/2018 (Hackensack University Medical Center; Insured: AGM)	AA/A2	150,000	155,450

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2017 (Student Loans)	AA/Aa2	515,000	530,502

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System Improvements)	A+/A3	500,000	534,370

New Mexico — 1.09%

County of Taos, 3.00% due 4/1/2018 (County Educational Improvements; Insured: BAM)	AA/NR	1,000,000	1,013,850

New York — 14.24%

City of New York GO, 5.00% due 8/1/2017 (Capital Projects)	AA/Aa2	500,000	511,780

City of New York GO, 5.00% due 8/1/2019 (Capital Projects)	AA/Aa2	450,000	489,334

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 0.61% due 8/1/2020 put 1/3/2017 (Capital Projects; Insured: AGM; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA/Aa2	$500,000	$500,000

City of Syracuse Industrial Development Agency, 0.58% due 12/1/2037 put 1/3/2017 (Syracuse University; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,600,000	1,600,000

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Educational Facilities; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	200,000	203,558

Monroe County Industrial Development Corp., 4.00% due 1/15/2018 (Monroe Community College Association; Insured: AGM)	AA/A2	200,000	205,128

New York City Municipal Water Finance Authority, 0.61% due 6/15/2032 put 1/3/2017 (Water and Sewer System; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA+/Aa1	500,000	500,000

New York City Municipal Water Finance Authority, 0.60% due 6/15/2035 put 1/3/2017 (Water & Sewer System; LOC: Citibank, N.A.) (daily demand notes)	AAA/Aa1	1,800,000	1,800,000

New York City Municipal Water Finance Authority, 0.75% due 6/15/2048 put 1/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	600,000	600,000

New York City Municipal Water Finance Authority, 0.74% due 6/15/2050 put 1/3/2017 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	400,000	400,000

New York City Transitional Finance Authority, 0.67% due 11/1/2022 put 1/3/2017 (World Trade Center Recovery; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aa1	400,000	400,000

New York City Transitional Finance Authority, 0.60% due 8/1/2039 put 1/3/2017 (City Capital Projects; SPA: State Street Bank & Trust Co.) (daily demand notes)	AAA/Aa1	500,000	500,000

New York City Transitional Finance Authority, 0.74% due 2/1/2045 put 1/3/2017 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	600,000	600,000

New York State Dormitory Authority, 5.50% due 2/15/2017 (Mental Health Services Facilities)	AA/NR	1,000,000	1,005,720

New York State Housing Finance Agency, 0.71% due 3/15/2033 put 1/9/2017 (Economic Development and Housing; SPA: JPMorgan Chase Bank, N.A.) (weekly demand notes)	AAA/NR	1,300,000	1,300,000

New York State Housing Finance Agency, 0.63% due 11/1/2046 put 1/3/2017 (160 Madison Avenue Housing Development; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	500,000	500,000

New York State Housing Finance Agency, 0.75% due 11/1/2046 put 1/3/2017 (160 Madison Avenue Housing; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	500,000	500,000

Triborough Bridge & Tunnel Authority, 0.64% due 1/1/2032 put 1/3/2017 (MTA Bridges & Tunnels; LOC: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa1	1,600,000	1,600,000

North Carolina — 1.72%

Charlotte-Mecklenburg Hospital Authority, 0.58% due 1/15/2038 put 1/3/2017 (Carolinas HealthCare System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	1,600,000	1,600,000

North Dakota — 0.81%

North Dakota Housing Finance Agency, 0.85% due 1/1/2017 (Housing Mortgage Finance Program)	NR/Aa1	750,000	750,000

Ohio — 3.34%

County of Montgomery, 0.74% due 11/15/2045 put 1/3/2017 (Premier Health Partners; LOC: Barclays Bank plc) (daily demand notes)	NR/Aa2	1,500,000	1,500,000

Ohio Higher Educational Facility Commission, 0.74% due 1/1/2043 put 1/3/2017 (Cleveland Clinic Health System; SPA: Barclays Bank plc) (daily demand notes)	AA-/Aa2	1,600,000	1,600,000

Oklahoma — 2.86%

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health)	AA-/Aa3	270,000	286,473

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma Turnpike Authority, 0.60% due 1/1/2028 put 1/3/2017 (Oklahoma Turnpike System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA-/Aa3	$1,300,000	$1,300,000

Tulsa County Industrial Authority, 5.50% due 9/1/2018 (Jenks Public Schools)	AA-/NR	1,000,000	1,065,560

Oregon — 2.27%

State of Oregon GO, 2.00% due 6/30/2017 (Cash Management)	SP-1+/Mig1	500,000	502,720

State of Oregon GO, 0.58% due 6/1/2040 put 1/3/2017 (Veterans’ Loan Program; SPA: U.S. Bank, N.A.) (daily demand notes)	AA+/Aa1	1,600,000	1,600,000

Pennsylvania — 8.26%

City of Philadelphia, 5.00% due 10/1/2017 (Pennsylvania Gas Works)	A/Baa1	200,000	205,474

City of Philadelphia, 5.00% due 7/1/2018 (Pennsylvania Gas Works)	AA/A2	350,000	368,459

City of Philadelphia, 5.00% due 10/1/2020 (Pennsylvania Gas Works)	A/Baa1	500,000	546,740

Cumberland County Municipal Authority, 3.00% due 1/1/2017 (Diakon Lutheran Social Ministries)	NR/NR	500,000	500,025

East Allegheny School District GO, 2.00% due 4/1/2017 (Insured: BAM) (State Aid Withholding)	AA/Ba1	300,000	300,651

Geisinger Authority, 0.59% due 6/1/2041 put 1/3/2017 (Geisinger Health System; SPA: U.S. Bank, N.A.) (daily demand notes)	AA/Aa2	650,000	650,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.60% due 7/1/2022 put 1/3/2017 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	500,000	500,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.60% due 7/1/2025 put 1/3/2017 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	500,000	500,000

Hospitals & Higher Education Facilities Authority of Philadelphia, 0.60% due 7/1/2041 put 1/3/2017 (The Children’s Hospital of Philadelphia; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA/Aa2	1,300,000	1,300,000

Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,500,000	1,593,360

Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp.)	A/A1	1,000,000	997,040

Wilson School District GO, 3.00% due 6/1/2017 (State Aid Withholding)	AA/NR	200,000	201,696

South Carolina — 1.22%

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	300,000	307,800

Kershaw County Public Schools Foundation, 4.00% due 12/1/2017 (Kershaw County School District)	A-/A1	500,000	511,955

Piedmont Municipal Power Agency, 5.00% due 1/1/2018 (Catawba Project)	AA/A3	300,000	311,145

Texas — 4.43%

City of Houston, 4.00% due 9/1/2017 (Convention & Entertainment Facilities Department)	A-/A2	200,000	203,692

City of Houston, 4.00% due 9/1/2018 (Convention & Entertainment Facilities Department)	A-/A2	675,000	702,743

City of Houston Higher Education Finance Corp., 5.00% due 8/15/2018 (KIPP Program; Guaranty: PSF)	AAA/NR	970,000	1,028,491

Coastal Water Authority, 4.00% due 12/15/2017 (City of Houston Projects)	AA/NR	905,000	930,385

Harris County Cultural Education Facilities Finance Corp., 0.60% due 9/1/2031 put 1/3/2017 (Texas Medical Center; LOC: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,250,000	1,250,000

Utah — 1.72%

City of Murray, 0.60% due 5/15/2037 put 1/3/2017 (IHC Health Services, Inc.; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	1,600,000	1,600,000

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washington — 1.29%

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2018 (Evergreen Health)	NR/Aa3	$835,000	$893,007

Ocean Beach School District No. 101 GO, 4.00% due 12/1/2017 (Educational Facilities)	NR/A2	300,000	307,719

West Virginia — 0.22%

Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company)	BBB+/Baa1	200,000	199,002

Wisconsin — 0.78%

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	725,000	724,753

TOTAL INVESTMENTS — 96.88% (Cost $90,053,550)			$89,917,239

OTHER ASSETS LESS LIABILITIES — 3.12%			2,897,052

NET ASSETS — 100.00%			$92,814,291

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority

JEA	Jacksonville Electric Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Low Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest outstanding: Class A and Institutional Class (“Class I”) shares.

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2016 (Unaudited)

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$89,917,239	$-	$89,917,239	$-

Total Investments in Securities	$89,917,239	$-	$89,917,239	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$90,053,550

Gross unrealized appreciation on a tax basis	$16,697
Gross unrealized depreciation on a tax basis	(153,008)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(136,311)

8

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 0.98%

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	$4,840,000	$5,249,803

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	770,000	835,196

Alabama Public School & College Authority, 5.00% due 6/1/2020 (Education System Capital Improvements)	AA/Aa1	5,085,000	5,640,079

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Education System Capital Improvements)	AA/Aa1	5,335,000	6,046,529

Alabama Public School & College Authority, 5.00% due 6/1/2022 (Education System Capital Improvements)	AA/Aa1	5,605,000	6,449,729

Alabama Public School & College Authority, 5.00% due 6/1/2023 (Education System Capital Improvements)	AA/Aa1	735,000	857,694

Alabama State Board of Education, 3.00% due 5/1/2017 (Calhoun Community College)	NR/A1	2,070,000	2,080,495

Alabama State Board of Education, 3.00% due 5/1/2018 (Calhoun Community College)	NR/A1	2,130,000	2,165,464

Alabama State Board of Education, 4.00% due 5/1/2019 (Calhoun Community College)	NR/A1	2,195,000	2,291,097

Alabama State Board of Education, 4.00% due 5/1/2020 (Calhoun Community College)	NR/A1	1,000,000	1,056,920

Alabama State Board of Education, 4.00% due 5/1/2021 (Calhoun Community College)	NR/A1	1,000,000	1,064,510

Alabama State Board of Education, 4.00% due 5/1/2022 (Calhoun Community College)	NR/A1	1,230,000	1,317,170

City of Birmingham GO, 5.00% due 2/1/2017 (Government Services)	AA/Aa2	2,045,000	2,052,178

City of Birmingham GO, 4.00% due 8/1/2017 (Government Services)	AA/Aa2	2,760,000	2,807,472

City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)	AA/Aa2	2,000,000	2,082,420

City of Mobile GO, 5.00% due 2/15/2019 (Capital Improvements)	AA-/Aa2	2,000,000	2,080,220

City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A-/A1	6,000,000	6,005,640

East Alabama Health Care Authority GO, 5.00% due 9/1/2021	A/NR	1,245,000	1,383,232

East Alabama Health Care Authority GO, 5.00% due 9/1/2022	A/NR	800,000	892,144

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	AAA/Aa1	3,375,000	3,568,759

UAB Medicine Finance Authority, 5.00% due 9/1/2025 (University Hospital)	AA-/A1	1,670,000	1,945,867

UAB Medicine Finance Authority, 5.00% due 9/1/2026 (University Hospital)	AA-/A1	4,940,000	5,774,267

UAB Medicine Finance Authority, 5.00% due 9/1/2027 (University Hospital)	AA-/A1	2,305,000	2,673,247

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2017 (ETM)	NR/A1	2,500,000	2,571,625

University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018 (ETM)	NR/A1	1,700,000	1,805,740

Alaska — 0.47%

Alaska Housing Finance Corp., 5.00% due 12/1/2018 pre-refunded 12/1/2017 (State Capital Project; Insured: Natl-Re)	AA-/Aa2	1,610,000	1,668,797

Alaska Housing Finance Corp., 5.00% due 12/1/2018 (State Capital Project; Insured: Natl-Re)	AA+/Aa2	390,000	403,525

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2017 (DeLong Mountain Transportation Project)	AA+/Aa3	3,000,000	3,029,850

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2018 (DeLong Mountain Transportation Project)	AA+/Aa3	2,455,000	2,566,212

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A2	3,700,000	4,068,039

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A2	$12,000,000	$13,193,640

North Slope Borough GO, 5.00% due 6/30/2017 (ETM)	AA-/Aa2	5,700,000	5,814,000

North Slope Borough GO, 5.00% due 6/30/2017	AA/Aa2	3,100,000	3,163,271

Arizona — 2.29%

Arizona Board of Regents, 5.00% due 8/1/2020 (University of Arizona SPEED)	A+/Aa3	575,000	639,314

Arizona Board of Regents, 5.00% due 8/1/2023 (University of Arizona SPEED)	A+/Aa3	800,000	931,168

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	550,000	647,966

Arizona Board of Regents COP, 5.00% due 7/1/2018 (Arizona State University; Insured: Natl-Re)	AA-/A1	1,285,000	1,307,963

Arizona Board of Regents COP, 3.00% due 9/1/2018 (Northern Arizona University Projects)	A/A2	1,000,000	1,024,230

Arizona Board of Regents COP, 5.00% due 7/1/2019 (Arizona State University; Insured: Natl-Re)	AA-/A1	3,735,000	3,804,994

Arizona Board of Regents COP, 3.00% due 9/1/2019 (Northern Arizona University Projects)	A/A2	2,525,000	2,599,765

Arizona Board of Regents COP, 5.00% due 9/1/2019 (Arizona State University)	AA-/A1	1,085,000	1,174,165

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Northern Arizona University Projects)	A/A2	1,000,000	1,096,160

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Arizona State University)	AA-/A1	3,170,000	3,494,830

Arizona Board of Regents COP, 5.00% due 9/1/2021 (Arizona State University)	AA-/A1	4,020,000	4,497,737

Arizona Board of Regents COP, 5.00% due 6/1/2022 (Arizona State University)	A+/Aa3	6,080,000	6,930,470

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Northern Arizona University Projects)	A/A2	2,500,000	2,826,950

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Arizona State University)	AA-/A1	4,380,000	4,962,715

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Northern Arizona University Projects)	A/A2	3,325,000	3,767,358

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Arizona State University)	AA-/A1	5,580,000	6,376,601

Arizona HFA, 5.25% due 1/1/2018 (Banner Health)	AA-/NR	3,500,000	3,643,745

Arizona HFA, 5.00% due 7/1/2018 (Dignity Health)	A/A3	1,470,000	1,547,748

Arizona HFA, 5.00% due 7/1/2019 (Dignity Health)	A/A3	1,365,000	1,478,063

Arizona HFA, 5.00% due 7/1/2020 (Dignity Health)	A/A3	1,290,000	1,390,246

Arizona HFA, 5.00% due 12/1/2022 (Scottsdale Lincoln Hospitals)	NR/A2	1,600,000	1,834,816

Arizona HFA, 5.00% due 12/1/2024 (Scottsdale Lincoln Hospitals)	NR/A2	1,500,000	1,751,250

Arizona School Facilities Board, 5.00% due 7/1/2018 (State School Land Trust; Insured: AMBAC)	NR/NR	4,540,000	4,778,713

Arizona School Facilities Board COP, 5.25% due 9/1/2023 pre-refunded 9/1/2018 (School Site and Building Projects)	AA-/Aa3	1,315,000	1,401,527

Arizona Transportation Board, 5.00% due 7/1/2019	AA+/Aa2	3,510,000	3,818,810

Arizona Transportation Board, 5.00% due 7/1/2021	AA+/Aa2	7,465,000	8,507,637

Arizona Transportation Board, 5.00% due 7/1/2022	AA+/Aa2	5,000,000	5,665,950

City of Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)	A/NR	1,440,000	1,459,915

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2022	AA+/Aa3	1,250,000	1,437,125

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2023	AA+/Aa3	1,830,000	2,136,507

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2024	AA+/Aa3	2,000,000	2,365,660

City of Phoenix Civic Improvement Corp., 5.00% due 7/1/2025	AA+/Aa3	3,500,000	4,187,295

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Tucson, 5.00% due 7/1/2022 (Street and Highway Projects)	AA+/A1	$2,135,000	$2,436,740

City of Yuma Municipal Property Corp., 5.00% due 7/1/2018 pre-refunded 7/1/2017 (Water and Wastewater System; Insured: Syncora)	A+/A1	2,130,000	2,173,175

Pima County, 4.50% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,040,000	5,131,073

Pima County, 5.00% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	2,750,000	2,806,567

Pima County, 3.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	513,970

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	2,000,000	2,115,620

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA/A2	5,000,000	5,289,050

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	700,000	740,467

Pima County, 5.00% due 7/1/2020 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	556,960

Pima County, 3.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	1,200,000	1,260,420

Pima County, 5.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	400,000	455,680

Pima County, 3.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	1,325,000	1,391,263

Pima County, 5.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	AA/NR	500,000	578,505

Pima County COP, 5.00% due 12/1/2017 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,395,000	1,443,267

Pima County COP, 5.00% due 12/1/2018 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	2,700,000	2,874,285

Pima County COP, 5.00% due 12/1/2019 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,500,000	1,634,985

Pima County COP, 5.00% due 12/1/2020 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	765,000	848,890

Pima County COP, 5.00% due 12/1/2021 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,220,000	1,369,633

Pima County COP, 5.00% due 12/1/2022 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,275,000	1,445,582

Pinal County, 5.00% due 8/1/2019 (Detention and Training Facilities)	AA-/NR	1,115,000	1,207,389

Pinal County, 5.00% due 8/1/2021 (Detention and Training Facilities)	AA-/NR	1,775,000	1,996,130

Pinal County, 5.00% due 8/1/2023 (Detention and Training Facilities)	AA-/NR	1,100,000	1,272,535

Pinal County, 5.00% due 8/1/2024 (Detention and Training Facilities)	AA-/NR	700,000	818,650

Pinal County, 5.00% due 8/1/2025 (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings)	AA-/NR	3,000,000	3,505,320

Pinal County, 5.00% due 8/1/2025 (Detention and Training Facilities)	AA-/NR	1,500,000	1,764,780

Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)	NR/A2	6,885,000	7,282,196

State of Arizona Department of Administration, 5.00% due 7/1/2018 (State Lottery; Insured: AGM)	AA/A1	8,370,000	8,815,284

State of Arizona Department of Administration, 5.00% due 7/1/2020 (State Lottery; Insured: AGM)	AA/A1	8,705,000	9,624,683

Arkansas — 0.28%

Board of Trustees of the University of Arkansas, 3.00% due 11/1/2023 (Fayetteville Campus Athletic Facilities)	NR/Aa2	615,000	639,299

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Fort Smith, 3.50% due 10/1/2017 (Water and Sewer System Construction; Insured: AGM)	AA/NR	$1,930,000	$1,963,061

City of Fort Smith, 4.00% due 10/1/2018 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,000,000	1,043,150

City of Fort Smith, 4.00% due 10/1/2019 (Water and Sewer System Construction; Insured: AGM)	AA/NR	1,670,000	1,764,038

Jefferson County, 4.00% due 6/1/2017 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,375,000	1,390,826

Jefferson County, 1.55% due 10/1/2017 (Entergy Arkansas, Inc. Project)	A/A2	10,000,000	10,020,600

Jefferson County, 4.50% due 6/1/2018 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,495,000	1,557,954

Jefferson County, 4.50% due 6/1/2019 (Jefferson Regional Medical Center; Insured: AGM)	AA/NR	1,580,000	1,680,535

California — 8.37%

Alameda County COP, 5.00% due 12/1/2017 (Santa Rita Jail; Insured: AMBAC)	AA/NR	1,220,000	1,262,761

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,000,000	1,142,050

Alameda County Joint Powers Authority, 5.00% due 12/1/2022 (Alameda County Medical Center Highland Hospital)	AA/Aa1	2,000,000	2,324,740

Alameda County Joint Powers Authority, 5.00% due 12/1/2023 (Alameda County Medical Center Highland Hospital)	AA/Aa1	3,200,000	3,760,896

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements; Insured: AGM)	AA/A2	3,250,000	2,789,475

Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2017 (Redevelopment Agency of the City of Brentwood; Insured: AGM)	AA/NR	965,000	995,069

Brentwood Infrastructure Financing Authority, 5.25% due 11/1/2018 (Redevelopment Agency of the City of Brentwood: Insured: AGM)	AA/NR	1,020,000	1,089,238

Brentwood Infrastructure Financing Authority, 5.25% due 11/1/2019 (Redevelopment Agency of the City of Brentwood; Insured: AGM)	AA/NR	725,000	794,245

Cabrillo USD GO, 0% due 8/1/2021 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	890,920

California Educational Facilities Authority, 5.00% due 4/1/2017 (Pitzer College)	NR/A2	1,460,000	1,474,863

California Educational Facilities Authority, 5.00% due 4/1/2021 (Chapman University)	NR/A2	4,870,000	5,434,238

California HFFA, 5.50% due 2/1/2017 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	2,575,000	2,585,068

California HFFA, 5.50% due 2/1/2019 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	2,865,000	3,099,414

California HFFA, 5.75% due 2/1/2020 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	1,975,000	2,211,802

California HFFA, 5.00% due 3/1/2020 (Dignity Health)	A/A3	4,400,000	4,847,084

California HFFA, 5.75% due 2/1/2021 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	AA-/NR	1,695,000	1,950,809

California HFFA, 5.00% due 3/1/2021 (Dignity Health)	A/A3	3,450,000	3,883,147

California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	7,020,000	7,854,538

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/Aa3	5,000,000	5,551,150

California School Cash Reserve Program Authority, 2.00% due 6/30/2017	SP-1+/NR	6,000,000	6,031,740

California State Economic Recovery GO, 5.00% due 7/1/2020 pre-refunded 7/1/2019	AA+/Aaa	4,200,000	4,569,516

California State Housing Finance Agency, 2.50% due 12/1/2017 (One Santa Fe Apartments Multi-Family Housing; Collateralized: GNMA)	NR/Aa1	595,000	595,583

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Public Works Board, 5.00% due 9/1/2017 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	$3,000,000	$3,080,640

California State Public Works Board, 5.00% due 11/1/2017 (California State University) (ETM)	A+/Aaa	3,000,000	3,099,870

California State Public Works Board, 5.00% due 11/1/2018 (California State University) (ETM)	A+/Aaa	2,700,000	2,884,869

California State Public Works Board, 5.00% due 4/1/2020 (California School for the Deaf Riverside Campus)	A+/A1	1,585,000	1,751,124

California State Public Works Board, 5.00% due 6/1/2020 (Yuba City Courthouse)	A+/A1	1,675,000	1,857,927

California State Public Works Board, 5.00% due 6/1/2020 (Coalinga State Hospital)	A+/A1	5,685,000	6,305,859

California State Public Works Board, 5.00% due 10/1/2020 (California State University)	A+/A1	1,000,000	1,117,130

California State Public Works Board, 5.00% due 11/1/2020 (Various Capital Projects)	A+/A1	1,500,000	1,678,470

California State Public Works Board, 5.00% due 4/1/2021 (California School for the Deaf Riverside Campus)	A+/A1	890,000	1,004,134

California State Public Works Board, 5.00% due 6/1/2021 (Yuba City Courthouse)	A+/A1	1,250,000	1,414,438

California State Public Works Board, 5.00% due 6/1/2021 (Coalinga State Hospital)	A+/A1	5,000,000	5,657,750

California State Public Works Board, 5.00% due 10/1/2021 (Various Capital Projects)	A+/A1	1,000,000	1,137,760

California State Public Works Board, 5.00% due 11/1/2021 (Laboratory Facility and San Diego Courthouse)	A+/A1	750,000	854,423

California State Public Works Board, 5.00% due 11/1/2021 (Various Capital Projects)	A+/A1	1,750,000	1,993,652

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A+/A1	500,000	573,695

California State Public Works Board, 5.00% due 6/1/2022 (Coalinga State Hospital)	A+/A1	11,555,000	13,297,610

California State Public Works Board, 5.00% due 11/1/2022 (Laboratory Facility and San Diego Courthouse)	A+/A1	10,075,000	11,676,522

California State Public Works Board, 5.00% due 6/1/2023 (Yuba City Courthouse)	A+/A1	1,900,000	2,213,462

California State Public Works Board, 5.00% due 11/1/2024 (Various Capital Projects)	A+/A1	4,500,000	5,334,525

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A+/A1	2,050,000	2,388,311

California State Public Works Board, 5.00% due 11/1/2025 (Various Capital Projects)	A+/A1	12,145,000	14,499,187

California State Public Works Board, 5.00% due 11/1/2026 (Various Capital Projects)	A+/A1	12,080,000	14,515,570

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	AA-/NR	27,000,000	29,135,160

California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,280,000	1,335,232

Castaic Lake Water Agency COP, 0% due 8/1/2023 (Water System Improvement; Insured: AMBAC)	AA+/NR	10,125,000	8,469,562

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	2,545,000	2,424,036

Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)	AA-/Aa3	600,000	611,610

Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)	AA-/Aa3	1,750,000	1,893,605

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chula Vista COP, 5.25% due 3/1/2018 (ETM)	AA-/NR	$1,170,000	$1,226,207

Chula Vista COP, 5.25% due 3/1/2019 (ETM)	AA-/NR	1,235,000	1,338,197

City of Los Angeles GO, 3.00% due 6/29/2017 (Cash Flow Management)	SP-1+/Mig1	48,800,000	49,302,152

City of Redding COP, 5.00% due 6/1/2020 (Redding Power Plant-Generator Unit No. 6; Insured: AGM)	NR/A2	3,955,000	4,156,230

Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA/A3	2,685,000	2,558,912

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,187,110

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/NR	3,000,000	3,274,170

County of Los Angeles COP, 0% due 3/1/2017 (Disney Parking Garage and Walt Disney Concert Hall)	AA/A1	1,075,000	1,073,205

County of Los Angeles COP, 0% due 9/1/2017 (Disney Parking Garage and Walt Disney Concert Hall; Insured: AMBAC)	AA/A1	1,200,000	1,191,060

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	AA/NR	1,730,000	1,909,124

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2020 (Bunker Hill Project)	AA/NR	3,805,000	4,241,548

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	AA/NR	360,000	404,428

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2021 (Bunker Hill Project)	AA/NR	5,805,000	6,574,221

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	AA/NR	1,645,000	1,873,310

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2022 (Bunker Hill Project)	AA/NR	5,000,000	5,734,300

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	AA/NR	450,000	519,224

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2023 (Bunker Hill Project)	AA/NR	6,875,000	7,979,675

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	AA/NR	4,775,000	5,557,097

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 12/1/2024 (Bunker Hill Project)	AA/NR	5,150,000	6,024,676

County of Monterey COP, 5.00% due 8/1/2018 (2009 Refinancing Project; Insured: AGM)	AA/Aa3	2,260,000	2,388,300

County of Riverside, 3.00% due 10/11/2017	NR/Mig1	4,050,000	4,108,239

County of Solano COP, 5.00% due 11/15/2017 (1999 Capital Improvement Program)	AA-/Aa3	1,580,000	1,631,382

County of Ventura COP, 5.25% due 8/15/2017 (Healthcare Clinic Facilities) (ETM)	AA+/NR	1,635,000	1,679,325

Escondido Union High School District GO, 0% due 11/1/2020 (Insured: Natl-Re)	AA-/A3	2,655,000	2,443,051

Irvine USD Community Facilities District No. 86-1, 5.25% due 9/1/2017 (Acquisition of Public Facilities; Insured: AGM)	AA/NR	5,000,000	5,134,500

Los Angeles Convention and Exhibition Center Authority, 5.00% due 8/15/2018 (ETM)	A+/NR	2,295,000	2,435,775

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/Aa3	4,000,000	4,233,600

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2019 (Multiple Capital Projects)	AA/Aa3	17,935,000	19,506,823

Los Angeles USD COP, 5.00% due 10/1/2017 (Educational Facilities and Information Technology Infrastructure; Insured: AMBAC)	A+/A1	2,445,000	2,516,247

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	$4,600,000	$4,953,878

Los Angeles USD COP, 5.50% due 12/1/2019 (Educational Facilities and Information Technology Infrastructure)	A+/A1	7,040,000	7,805,037

Los Angeles USD GO, 5.00% due 7/1/2018 pre-refunded 7/1/2017 (Educational Facilities and Information Technology Infrastructure; Insured: AGM)	AA/Aa2	4,000,000	4,082,920

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	12,260,000	14,216,206

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	11,950,000	14,090,245

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	10,640,000	12,714,587

Metropolitan Water District of Southern California, 0.88% due 7/1/2030	AAA/Aa1	8,500,000	8,500,000

Metropolitan Water District of Southern California, 0.88% due 7/1/2036	A-1+/Aa1	12,000,000	12,000,480

Mount San Antonio Community College GO, 0% due 8/1/2017 (Insured: Natl-Re) (ETM)	AA/Aa2	5,000,000	4,970,150

Needles USD GO, 0% due 8/1/2023	AA-/A3	1,005,000	799,136

North City West School Facilities Financing Authority, 5.00% due 9/1/2023 (Carmel Valley Educational Facilities; Insured: AGM)	AA/NR	4,545,000	5,243,248

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	1,000,000	1,019,860

Northern California Power Agency, 5.00% due 6/1/2018 (Lodi Energy Center)	A-/A2	4,480,000	4,712,109

Northern California Power Agency, 5.00% due 7/1/2019 (Hydroelectric Project)	A+/A1	1,000,000	1,083,860

Northern California Power Agency, 5.00% due 7/1/2020 (Hydroelectric Project)	A+/A1	1,325,000	1,432,378

Oakland State Building Authority, 5.00% due 12/1/2018 (Elihu M. Harris State Office Building)	A+/A1	7,240,000	7,724,428

Oakland USD GO, 5.00% due 8/1/2022 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	2,240,000	2,592,419

Oakland USD GO, 5.00% due 8/1/2023 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	1,290,000	1,516,730

Oakland USD GO, 5.00% due 8/1/2024 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	1,500,000	1,786,365

Oakland USD GO, 5.00% due 8/1/2025 (Construction & Modernization Project; Insured: AGM)	AA/Aa3	1,750,000	2,107,402

Orange County Public Financing Authority, 5.00% due 7/1/2017 (Insured: Natl-Re)	AA/Aa2	1,245,000	1,269,402

Palo Alto USD GO, 0% due 8/1/2019	AAA/Aaa	1,000,000	957,690

Palomar Community College District GO, 0% due 8/1/2021	AA-/Aa2	2,560,000	2,313,114

Rocklin USD GO, 0% due 8/1/2022 (Insured: Natl-Re)	AA-/Aa2	3,910,000	3,399,589

Sacramento City Financing Authority, 0% due 12/1/2019 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	2,920,000	2,745,501

Sacramento City Financing Authority, 0% due 12/1/2021 (Merged Downtown & Oak Park; Insured: Natl-Re)	AA-/A3	1,600,000	1,413,952

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,265,000	3,681,777

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Procter & Gamble)	AA-/Aa3	750,000	765,315

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2020	AA-/NR	4,000,000	4,401,560

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2021	AA-/NR	3,000,000	3,358,320

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2022	AA-/NR	$8,000,000	$9,076,240

	San Diego Redevelopment Agency, 4.50% due 9/1/2019 (Centre City Redevelopment; Insured: AMBAC)	NR/A2	1,240,000	1,243,199

	San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa2	10,000,000	11,319,700

	San Francisco Building Authority, 5.00% due 12/1/2018 (San Francisco Civic Center Complex)	A+/A1	13,130,000	14,016,275

	San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	7,600,000	7,052,344

	Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	AA-/A3	2,017,500	2,168,792

	Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	2,017,500	2,159,693

	Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/A3	3,425,000	3,264,162

	Santa Fe Springs Community Development Commission, 0% due 9/1/2024 (Consolidated Redevelopment Project; Insured: Natl-Re)	AA-/A3	7,000,000	5,425,490

[a]	South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities) (ETM)	SP-1+/NR	5,130,000	5,339,971

	Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	AA-/Aa3	2,000,000	2,019,720

	State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	3,105,000	3,282,606

	State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	895,000	946,194

	State of California GO, 4.75% due 4/1/2018 (Various Purposes)	AA-/Aa3	1,250,000	1,306,838

	State of California GO, 5.00% due 9/1/2020 (Various Purposes)	AA-/Aa3	10,000,000	11,193,900

	State of California GO, 5.00% due 9/1/2021 (Various Purposes)	AA-/Aa3	5,000,000	5,706,850

	Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	2,000,000	2,078,180

	Tuolumne Wind Project Authority, 5.00% due 1/1/2019	AA-/A2	2,000,000	2,142,120

	Tustin Community Redevelopment Agency, 4.00% due 9/1/2017 (Tustin Redevelopment) (ETM)	A/NR	935,000	954,037

	Tustin Community Redevelopment Agency, 4.00% due 9/1/2019 pre-refunded 9/1/2018 (Tustin Redevelopment)	A/NR	1,010,000	1,076,155

	Tustin Community Redevelopment Agency, 4.00% due 9/1/2020 pre-refunded 9/1/2018 (Tustin Redevelopment)	A/NR	1,050,000	1,118,775

	West Contra Costa USD GO, 0% due 8/1/2022 (Educational Facilities; Insured: AGM)	AA/Aa3	4,000,000	3,428,640

	West Covina Redevelopment Agency, 6.00% due 9/1/2022 (Fashion Plaza)	NR/NR	6,075,000	6,831,337

	Colorado — 0.91%

	City & County of Denver, 5.00% due 11/15/2017 (Airport System Capital Improvements; Insured: Natl-Re)	AA-/A1	1,000,000	1,033,460

	City & County of Denver COP, 5.00% due 12/1/2020 (Buell Theatre Property)	AA+/Aa2	3,065,000	3,421,766

	City & County of Denver COP, 5.00% due 12/1/2021 (Buell Theatre Property)	AA+/Aa2	3,825,000	4,344,894

	City & County of Denver COP, 5.00% due 12/1/2023 (Buell Theatre Property)	AA+/Aa2	1,720,000	2,009,184

	City & County of Denver School District No. 1 COP, 4.00% due 12/15/2019 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	400,000	423,936

	City & County of Denver School District No. 1 COP, 4.00% due 12/15/2020 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	600,000	641,850

	City & County of Denver School District No. 1 COP, 5.00% due 12/15/2021 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,000,000	1,122,190

	City & County of Denver School District No. 1 COP, 5.00% due 12/15/2022 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,030,000	1,171,429

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2023 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	$1,180,000	$1,357,189

City of Longmont, 6.00% due 5/15/2019	AA+/NR	3,215,000	3,525,215

Colorado Department of Corrections COP, 5.00% due 3/1/2017 (Colorado Penitentiary II) (ETM)	AA-/Aa2	2,000,000	2,014,120

Colorado Department of Corrections COP, 5.00% due 3/1/2018 (Colorado Penitentiary II) (ETM)	AA-/Aa2	1,590,000	1,661,407

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2018 (National Conference of State Legislatures)	A/A3	1,625,000	1,693,331

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2020 (National Conference of State Legislatures)	A/A3	1,805,000	1,954,544

Colorado Educational & Cultural Facilities Authority, 5.00% due 6/1/2021 (National Conference of State Legislatures)	A/A3	1,000,000	1,093,300

Colorado HFA, 5.25% due 5/15/2017 (Northern Colorado Medical Center; Insured: AGM) (ETM)	AA/NR	1,185,000	1,204,351

Colorado HFA, 5.00% due 7/1/2017 (Catholic Health Initiatives)	A-/A3	175,000	178,306

Colorado HFA, 5.25% due 5/15/2019 (Northern Colorado Medical Center; Insured: AGM) (ETM)	AA/NR	2,225,000	2,422,691

Colorado HFA, 5.00% due 5/15/2025 (Northern Colorado Medical Center)	A+/NR	565,000	662,293

Colorado HFA, 5.00% due 5/15/2026 (Northern Colorado Medical Center)	A+/NR	740,000	870,765

El Paso County COP, 4.00% due 12/1/2021 (Pikes Peak Regional Development Center)	AA/Aa2	1,000,000	1,074,440

El Paso County COP, 5.00% due 12/1/2023 (Pikes Peak Regional Development Center)	AA/Aa2	1,330,000	1,523,661

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2020	NR/Aa3	350,000	389,312

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2023	NR/Aa3	945,000	1,090,143

El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2024	NR/Aa3	655,000	763,475

Park Creek Metropolitan District, 5.00% due 12/1/2017 (Insured: AGM) (ETM)	AA/NR	1,525,000	1,579,168

Park Creek Metropolitan District, 5.50% due 12/1/2018 (Insured: AGM) (ETM)	AA/NR	1,200,000	1,293,120

Park Creek Metropolitan District, 5.50% due 12/1/2019 (Insured: AGM) (ETM)	AA/NR	1,000,000	1,108,070

Regents of the University of Colorado COP, 5.00% due 11/1/2017 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	850,000	877,523

Regional Transportation District COP, 5.00% due 6/1/2018 (FasTracks Transportation System)	A/Aa3	1,750,000	1,838,673

Regional Transportation District COP, 5.00% due 6/1/2019 (FasTracks Transportation System)	A/Aa3	4,730,000	5,105,231

Regional Transportation District COP, 5.00% due 6/1/2020 (FasTracks Transportation System)	A/Aa3	3,655,000	4,031,099

Regional Transportation District COP, 5.50% due 6/1/2021 (FasTracks Transportation System)	A/Aa3	2,370,000	2,660,278

Regional Transportation District COP, 5.00% due 6/1/2023 (North Metro Rail Line)	A/Aa3	4,000,000	4,634,440

Regional Transportation District COP, 5.00% due 6/1/2024 (North Metro Rail Line)	A/Aa3	4,000,000	4,589,600

Connecticut — 2.75%

City of Hartford GO, 5.00% due 10/1/2022 (Various Public Improvements; Insured: AGM)	AA/A2	1,765,000	1,962,733

City of Hartford GO, 5.00% due 7/1/2024 (Various Public Improvements; Insured: AGM)	AA/A2	800,000	894,536

City of Hartford GO, 5.00% due 7/1/2025 (Various Public Improvements; Insured: AGM)	AA/A2	1,020,000	1,146,062

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of West Haven GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/A2	$2,080,000	$2,156,232

Connecticut Housing Finance Authority, 0.72% due 11/15/2036 put 1/3/2017 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	1,935,000	1,935,000

Connecticut Housing Finance Authority, 0.72% due 5/15/2039 put 1/3/2017 (Housing Mortgage Financing Program; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aaa	42,865,000	42,865,000

State of Connecticut GO, 1.65% due 9/15/2019 (Various Capital Projects)	AA-/Aa3	1,000,000	1,000,110

State of Connecticut GO, 5.00% due 5/15/2023 (Various Capital Projects)	AA-/Aa3	17,500,000	19,970,825

State of Connecticut GO, 5.00% due 9/1/2023 (Educational Facilities)	AA-/Aa3	5,550,000	6,356,915

State of Connecticut GO, 5.00% due 5/15/2024 (Various Capital Projects)	AA-/Aa3	20,000,000	23,068,200

State of Connecticut GO, 5.00% due 6/15/2024 (Educational Facilities)	AA-/Aa3	19,385,000	22,382,309

State of Connecticut GO, 5.00% due 8/15/2024 (Various Capital Projects)	AA-/Aa3	1,845,000	2,124,222

State of Connecticut GO, 5.00% due 5/15/2025 (Various Capital Projects)	AA-/Aa3	12,500,000	14,534,125

State of Connecticut GO, 5.00% due 6/15/2025 (Educational Facilities)	AA-/Aa3	11,015,000	12,818,155

State of Connecticut GO, 5.00% due 5/15/2026 (Various Capital Projects)	AA-/Aa3	7,000,000	8,195,950

State of Connecticut GO, 5.00% due 6/15/2026 (Educational Facilities)	AA-/Aa3	22,240,000	25,733,904

State of Connecticut GO Floating Rate Note, 1.50% due 9/15/2018 (Various Capital Projects)	AA-/Aa3	725,000	726,051

State of Connecticut GO Floating Rate Note, 1.38% due 9/15/2024 put 9/15/2017 (Various Capital Projects)	AA/Aa3	10,000,000	10,004,900

Delaware — 0.03%

Delaware Transportation Authority, 5.00% due 7/1/2020 (Transportation System)	AA+/Aa2	500,000	558,230

Delaware Transportation Authority, 5.00% due 7/1/2022 (Transportation System)	AA+/Aa2	1,440,000	1,672,618

District of Columbia — 0.21%

District of Columbia, 4.00% due 4/1/2017 (National Public Radio) (ETM)	AA-/A2	1,830,000	1,844,603

District of Columbia, 5.00% due 4/1/2018 (National Public Radio) (ETM)	NR/NR	750,000	786,090

District of Columbia, 5.00% due 4/1/2018 (National Public Radio)	AA-/A2	995,000	1,040,462

District of Columbia, 5.00% due 4/1/2019 (National Public Radio)	AA-/A2	805,000	864,755

District of Columbia, 5.00% due 4/1/2020 (National Public Radio)	AA-/A2	1,890,000	2,076,430

District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)	AA/Aa1	5,000,000	5,340,400

District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)	AA/Aa1	3,005,000	3,367,433

Florida — 6.54%

Alachua County School Board COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	1,600,000	1,797,040

Alachua County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,250,000	2,556,788

Broward County, 5.00% due 9/1/2017 (Port Facilities)	A-/A1	2,820,000	2,882,942

Broward County, 4.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	500,000	510,470

Broward County, 5.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,028,410

Broward County, 5.50% due 9/1/2018 (Port Facilities)	A-/A1	3,500,000	3,706,325

Broward County, 4.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	425,000	443,641

Broward County, 5.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	500,000	530,550

Broward County, 5.50% due 9/1/2019 (Port Facilities)	A-/A1	2,800,000	3,041,948

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Broward County, 5.00% due 10/1/2019 (Airport, Marina & Port Improvements)	A+/A1	$1,000,000	$1,087,780

Broward County, 4.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	1,660,000	1,775,984

Broward County, 5.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	2,000,000	2,220,780

Broward County School Board COP, 5.00% due 7/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/Aa3	1,000,000	1,019,860

Broward County School Board COP, 5.00% due 7/1/2021 (Educational Facilities)	A+/Aa3	4,000,000	4,492,240

Broward County School Board COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	4,580,000	5,220,879

Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	3,000,000	3,467,100

Broward County School Board COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,000,000	2,311,400

Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A+/Aa3	4,000,000	4,666,920

Broward County School Board COP, 5.00% due 7/1/2024 (Educational Facilities)	A+/Aa3	2,000,000	2,333,460

Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A+/Aa3	7,000,000	8,210,230

Broward County School Board COP, 5.00% due 7/1/2025 (Educational Facilities)	A+/Aa3	5,000,000	5,864,450

City of Fort Myers, 5.00% due 12/1/2018 (Gulf Breeze Loan Program; Insured: Natl-Re)	AA-/Aa3	2,195,000	2,263,594

City of Fort Myers, 5.00% due 10/1/2023 (Utility Systems Capital Projects)	A+/Aa3	3,360,000	3,800,899

City of Gainesville, 0.72% due 10/1/2026 put 1/3/2017 (Utilities System; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA-/Aa2	26,885,000	26,885,000

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2017 (Beach Community Redevelopment Project; Insured: Syncora) (ETM)	NR/A3	2,000,000	2,014,060

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2024 pre-refunded 3/1/2017 (Beach Community Redevelopment Project; Insured: Syncora)	NR/A3	4,850,000	4,884,095

City of Jacksonville, 5.00% due 10/1/2017	AA-/Aa3	1,000,000	1,029,290

City of Jacksonville, 5.00% due 10/1/2018	AA-/Aa3	1,050,000	1,115,667

City of Jacksonville, 5.00% due 10/1/2019	AA-/Aa3	500,000	544,245

City of Jacksonville, 5.00% due 10/1/2020	AA-/Aa3	1,000,000	1,111,540

City of Jacksonville, 5.00% due 10/1/2023	AA-/Aa3	1,105,000	1,283,082

City of Lakeland, 5.00% due 10/1/2017 (Energy System; Insured: AGM)	AA/Aa3	7,105,000	7,313,105

City of Lakeland, 5.00% due 10/1/2019 (Energy System; Insured: AGM)	AA/Aa3	5,000,000	5,452,350

City of Lakeland, 5.00% due 11/15/2019 (Lakeland Regional Health Systems)	NR/A2	5,655,000	6,121,255

City of Lakeland, 5.00% due 10/1/2020 (Energy System; Insured: AGM)	AA/Aa3	1,695,000	1,887,976

City of Lakeland, 5.00% due 11/15/2025 (Lakeland Regional Health Systems)	NR/A2	1,945,000	2,235,058

City of Lakeland, 5.00% due 11/15/2026 (Lakeland Regional Health Systems)	NR/A2	1,925,000	2,216,349

City of Miami, 5.00% due 1/1/2018 (Street & Sidewalk Improvement Program; Insured: Natl-Re)	AA-/A2	1,970,000	2,037,768

City of North Miami Beach, 5.00% due 8/1/2017 (North Miami Beach Water Project)	A+/NR	750,000	765,975

City of North Miami Beach, 3.00% due 8/1/2018 (North Miami Beach Water Project)	A+/NR	1,280,000	1,307,162

City of North Miami Beach, 5.00% due 8/1/2019 (North Miami Beach Water Project)	A+/NR	1,650,000	1,778,948

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of North Miami Beach, 5.00% due 8/1/2020 (North Miami Beach Water Project)	A+/NR	$780,000	$855,644

City of North Miami Beach, 5.00% due 8/1/2021 (North Miami Beach Water Project)	A+/NR	1,000,000	1,114,390

City of Tampa, 5.00% due 11/15/2017 (BayCare Health System)	NR/Aa2	1,215,000	1,255,751

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2017 (Nova Southeastern University) (ETM)	A-/Baa1	1,325,000	1,339,602

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2018 (Nova Southeastern University) (ETM)	A-/Baa1	2,630,000	2,763,025

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (University of Tampa)	A-/NR	1,225,000	1,310,297

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (Nova Southeastern University)	A-/Baa1	1,035,000	1,101,861

Florida Higher Educational Facilities Financing Authority, 5.50% due 4/1/2019 (Nova Southeastern University) (ETM)	A-/Baa1	1,705,000	1,858,467

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2020 (Nova Southeastern University)	A-/Baa1	1,190,000	1,289,317

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2022 (University of Tampa)	A-/NR	620,000	693,817

Florida State Board of Governors, 4.00% due 7/1/2020 (University System Capital Improvements)	AA/Aa2	4,055,000	4,355,111

Florida State Board of Governors, 4.00% due 7/1/2021 (University System Capital Improvements)	AA/Aa2	4,215,000	4,585,751

Florida State Board of Governors, 4.00% due 7/1/2022 (University System Capital Improvements)	AA/Aa2	4,385,000	4,817,098

Florida State Department of Transportation GO, 5.00% due 7/1/2018	AAA/Aa1	3,000,000	3,091,890

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Sunbelt Group)	AA/Aa2	3,200,000	3,307,904

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health System Sunbelt Group)	AA/Aa2	3,000,000	3,277,260

Hillsborough County, 5.00% due 11/1/2018 (Court Facilities)	AA/A1	4,210,000	4,484,997

Hillsborough County, 5.00% due 11/1/2019 (Court Facilities)	AA/A1	4,420,000	4,829,292

Hillsborough County, 5.00% due 11/1/2020 (Court Facilities)	AA/A1	4,645,000	5,182,380

Hillsborough County, 5.00% due 11/1/2021 (Court Facilities)	AA/A1	4,880,000	5,533,725

Hillsborough County, 5.00% due 11/1/2021 (Jail and Storm Water Projects)	AA/A1	2,300,000	2,608,108

Hillsborough County, 5.00% due 11/1/2022 (Jail and Storm Water Projects)	AA/A1	3,005,000	3,457,733

Hillsborough County IDA, 5.65% due 5/15/2018 (Tampa Electric Co.)	BBB+/A3	3,200,000	3,374,656

Hillsborough County School Board COP, 5.25% due 7/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	1,300,000	1,327,235

Jacksonville Economic Development Commission, 6.00% due 9/1/2017 (Florida Proton Therapy Institute)	NR/NR	985,000	1,010,098

JEA, 5.00% due 10/1/2018 (Water and Sewer System)	AAA/Aa2	1,500,000	1,596,105

JEA, 5.00% due 10/1/2023 (Electric System)	A+/Aa3	1,395,000	1,628,328

JEA, 5.00% due 10/1/2024 (Electric System)	A+/Aa3	1,200,000	1,405,824

Lake County School Board COP, 5.25% due 6/1/2017 (Insured: AMBAC)	A/NR	2,000,000	2,034,300

Lake County School Board COP, 5.25% due 6/1/2018 (Insured: AMBAC)	A/NR	1,475,000	1,554,916

Lee County School Board COP, 5.00% due 8/1/2023 (School Facilities Improvements)	AA-/Aa3	1,000,000	1,156,850

Lee County School Board COP, 5.00% due 8/1/2024 (School Facilities Improvements)	AA-/Aa3	2,000,000	2,326,380

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Manatee County, 4.00% due 10/1/2017 (Public Utilities Improvements)	NR/Aa2	$1,000,000	$1,022,390

Manatee County, 5.00% due 10/1/2018 (County Capital Projects)	NR/Aa2	2,400,000	2,554,632

Manatee County, 5.00% due 10/1/2021 (County Capital Projects)	NR/Aa2	2,775,000	3,159,310

Manatee County, 5.00% due 10/1/2024 (Public Utilities Improvements)	NR/Aa2	500,000	592,710

Manatee County, 5.00% due 10/1/2025 (Public Utilities Improvements)	NR/Aa2	470,000	556,344

Marion County School Board COP, 5.00% due 6/1/2018 (Insured: BAM)	AA/A2	2,500,000	2,622,050

Marion County School Board COP, 5.00% due 6/1/2019 (Insured: BAM)	AA/A2	2,635,000	2,834,259

Marion County School Board COP, 5.00% due 6/1/2020 (Insured: BAM)	AA/A2	2,760,000	3,016,956

Marion County School Board COP, 5.00% due 6/1/2021 (Insured: BAM)	AA/A2	2,505,000	2,781,301

Marion County School Board COP, 5.00% due 6/1/2024 (Insured: BAM)	AA/A2	3,065,000	3,501,732

Miami Beach GO, 4.00% due 9/1/2019	AA+/Aa2	2,745,000	2,907,751

Miami Beach GO, 5.00% due 9/1/2020	AA+/Aa2	3,720,000	4,123,918

Miami Beach GO, 4.00% due 9/1/2021	AA+/Aa2	1,015,000	1,099,996

Miami Beach GO, 5.00% due 9/1/2022	AA+/Aa2	1,000,000	1,119,010

Miami-Dade County, 0% due 10/1/2017 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,435,000	2,402,639

Miami-Dade County, 0% due 10/1/2018 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	5,385,000	5,182,362

Miami-Dade County, 0% due 10/1/2019 (Professional Sports Franchise Facilities; Insured: AGM)	AA/A1	2,170,000	2,024,610

Miami-Dade County, 5.00% due 7/1/2023 (Transit System)	AA/A1	1,000,000	1,153,750

Miami-Dade County, 5.00% due 7/1/2024 (Transit System)	AA/A1	5,565,000	6,476,324

Miami-Dade County, 5.00% due 7/1/2025 (Transit System)	AA/A1	3,650,000	4,281,048

Miami-Dade County, 5.00% due 10/1/2025 (Miami International Airport)	A/A2	2,500,000	2,904,925

Miami-Dade County Expressway Authority, 5.00% due 7/1/2019 (Toll System; Insured: AGM)	AA/A2	7,530,000	8,130,593

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System)	A/A2	2,000,000	2,333,460

Miami-Dade County Expressway Authority, 5.00% due 7/1/2025 (Toll System)	A/A2	2,000,000	2,317,200

Miami-Dade County GO, 5.25% due 7/1/2018 (Building Better Communities)	AA/Aa2	5,040,000	5,336,100

Miami-Dade County School Board COP, 5.00% due 5/1/2022 (Educational Facilities Improvements)	A/A1	3,405,000	3,853,166

Miami-Dade County School Board COP, 5.00% due 5/1/2023 (Educational Facilities Improvements)	A/A1	4,130,000	4,714,188

Miami-Dade County School Board COP, 5.00% due 5/1/2024 (Educational Facilities Improvements)	A/A1	8,000,000	9,205,440

Miami-Dade County School Board COP, 5.00% due 5/1/2025 (Educational Facilities Improvements)	A/A1	15,000,000	17,422,050

Miami-Dade County School Board COP, 5.00% due 5/1/2031 put 5/1/2024 (Educational Facilities Improvements)	A/A1	2,425,000	2,791,563

Orange County HFA, 5.00% due 10/1/2017 (Orlando Health, Inc.)	A/A2	1,980,000	2,036,331

Orange County HFA, 5.25% due 10/1/2019 (Orlando Health, Inc.)	A/A2	6,050,000	6,620,696

Orange County HFA, 6.25% due 10/1/2021 (Orlando Health, Inc.; Insured: Natl-Re)	AA-/A2	1,870,000	2,063,321

Orange County HFA, 5.375% due 10/1/2023 (Orlando Health, Inc.)	A/A2	4,150,000	4,519,682

Orange County School Board COP, 5.00% due 8/1/2019 (Educational Facilities)	NR/Aa2	1,000,000	1,086,090

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Orange County School Board COP, 5.00% due 8/1/2020 (Educational Facilities)	NR/Aa2	$1,695,000	$1,881,569

Orange County School Board COP, 5.00% due 8/1/2021 (Educational Facilities)	NR/Aa2	2,100,000	2,372,412

Orange County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa2	1,825,000	2,094,881

Orange County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa2	1,540,000	1,789,696

Orange County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa2	1,445,000	1,690,563

Orange County School Board COP, 5.00% due 8/1/2025 (Educational Facilities)	NR/Aa2	1,190,000	1,401,058

Palm Beach County HFA, 5.00% due 12/1/2020 (Boca Raton Regional Hospital)	BBB+/NR	600,000	658,596

Palm Beach County School Board COP, 5.00% due 8/1/2018 (Educational Facilities)	NR/Aa3	800,000	844,768

Palm Beach County School Board COP, 4.00% due 8/1/2019 (Educational Facilities)	NR/Aa3	940,000	994,003

Palm Beach County School Board COP, 5.00% due 8/1/2020 (Educational Facilities)	NR/Aa3	1,090,000	1,207,578

Palm Beach County School Board COP, 4.00% due 8/1/2021 (Educational Facilities)	NR/Aa3	3,835,000	4,139,115

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa3	1,660,000	1,895,006

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Educational Facilities)	NR/Aa3	1,000,000	1,141,570

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa3	3,500,000	4,055,905

Palm Beach County School Board COP, 5.00% due 8/1/2023 (Educational Facilities)	NR/Aa3	1,000,000	1,158,830

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa3	3,595,000	4,208,631

Palm Beach County School Board COP, 5.00% due 8/1/2024 (Educational Facilities)	NR/Aa3	1,275,000	1,492,630

Polk County, 4.00% due 10/1/2020 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,100,000	3,330,547

Polk County, 3.00% due 10/1/2021 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,125,000	3,240,000

Polk County, 5.00% due 10/1/2023 (Water and Wastewater Utility Systems)	A+/Aa3	1,420,000	1,621,328

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	4,225,000	4,435,067

Putnam County Development Authority, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	10,200,000	10,707,144

Reedy Creek Improvement District, 5.00% due 10/1/2017 (Walt Disney World Resort Complex Utility Systems)	A/A1	400,000	411,180

Reedy Creek Improvement District, 5.00% due 10/1/2018 (Walt Disney World Resort Complex Utility Systems)	A/A1	755,000	799,371

Reedy Creek Improvement District, 5.00% due 10/1/2021 (Walt Disney World Resort Complex Utility Systems)	A/A1	1,200,000	1,344,168

Reedy Creek Improvement District, 5.00% due 10/1/2022 (Walt Disney World Resort Complex Utility Systems)	A/A1	625,000	708,931

Reedy Creek Improvement District, 5.00% due 6/1/2023 (Buena Vista Drive Corridor Improvements)	AA-/Aa3	1,940,000	2,249,993

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Reedy Creek Improvement District, 5.00% due 10/1/2023 (Walt Disney World Resort Complex Utility Systems)	A/A1	$750,000	$857,790

Reedy Creek Improvement District GO, 5.00% due 6/1/2021 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	500,000	564,415

Reedy Creek Improvement District GO, 5.00% due 6/1/2023 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	860,000	997,419

Reedy Creek Improvement District GO, 5.00% due 6/1/2024 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	850,000	998,470

Reedy Creek Improvement District GO, 5.00% due 6/1/2025 (Walt Disney World Resort Complex Utility Systems)	AA-/Aa3	2,000,000	2,368,600

South Florida Water Management District COP, 5.00% due 10/1/2017 (Everglades Restoration Plan)	AA/Aa3	2,750,000	2,829,062

South Florida Water Management District COP, 5.00% due 10/1/2018 (Everglades Restoration Plan)	AA/Aa3	2,500,000	2,652,750

South Florida Water Management District COP, 5.00% due 10/1/2019 (Everglades Restoration Plan)	AA/Aa3	1,500,000	1,632,735

South Florida Water Management District COP, 5.00% due 10/1/2020 (Everglades Restoration Plan)	AA/Aa3	1,780,000	1,978,541

South Florida Water Management District COP, 5.00% due 10/1/2021 (Everglades Restoration Plan)	AA/Aa3	1,750,000	1,979,198

South Florida Water Management District COP, 5.00% due 10/1/2022 (Everglades Restoration Plan)	AA/Aa3	2,000,000	2,294,860

South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)	AA-/Aa3	4,610,000	4,722,668

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program)	AA-/Aa3	1,450,000	1,635,571

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program; Insured: AGM)	AA/Aa3	5,000,000	5,642,250

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2022 (Miami-Dade County Program)	AA-/Aa3	2,000,000	2,290,380

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2023 (Miami-Dade County Program)	AA-/Aa3	2,100,000	2,435,979

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2024 (Miami-Dade County Program)	AA-/Aa3	1,725,000	1,995,601

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017	AA+/Aa1	5,615,000	5,784,011

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018	AA+/Aa1	2,890,000	3,078,804

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	AA+/Aa1	3,000,000	3,280,740

University of North Florida Foundation, Inc., 0.75% due 5/1/2028 put 1/3/2017 (Parking Facility; LOC: Wachovia Bank, N.A.) (daily demand notes)	AA-/NR	5,300,000	5,300,000

Volusia County Educational Facilities Authority, 4.00% due 10/15/2017 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	1,030,000	1,051,918

Volusia County Educational Facilities Authority, 5.00% due 10/15/2018 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,075,000	2,198,172

Volusia County Educational Facilities Authority, 5.00% due 10/15/2019 (Embry-Riddle Aeronautical University, Inc.; Insured: AGM)	AA/A2	2,350,000	2,548,176

Volusia County Educational Facilities Authority, 5.00% due 10/15/2023 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	700,000	781,102

Volusia County Educational Facilities Authority, 5.00% due 10/15/2024 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	650,000	730,522

Volusia County Educational Facilities Authority, 5.00% due 10/15/2025 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	400,000	449,480

Volusia County School Board COP, 5.00% due 8/1/2024 (University High School, River Springs Middle School)	NR/Aa3	1,000,000	1,172,200

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Georgia — 1.52%

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2017 (UGAREF Bolton Commons, LLC)	NR/Aa2	$495,000	$501,732

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2019 (UGAREF Bolton Commons, LLC)	NR/Aa2	400,000	432,964

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2020 (UGAREF Bolton Commons, LLC)	NR/Aa2	395,000	424,104

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2022 (UGAREF Central Precinct, LLC)	NR/Aa2	800,000	915,504

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2023 (UGAREF Central Precinct, LLC)	NR/Aa2	470,000	545,618

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Central Precinct, LLC)	NR/Aa2	520,000	609,492

City of Atlanta, 5.00% due 11/1/2017 (Water & Wastewater System; Insured: AGM)	AA/Aa3	4,745,000	4,902,297

City of Atlanta, 5.00% due 1/1/2018 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	2,100,000	2,180,598

City of Atlanta, 5.00% due 1/1/2019 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,145,000	3,363,955

City of Atlanta, 6.00% due 11/1/2019 (Water & Wastewater System)	AA-/Aa3	5,650,000	6,325,796

City of Atlanta, 5.00% due 1/1/2020 (BeltLine Project)	NR/A2	410,000	446,174

City of Atlanta, 5.00% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	6,000,000	6,573,540

City of Atlanta, 5.25% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	5,000,000	5,509,750

City of Atlanta, 5.00% due 1/1/2021 (BeltLine Project)	NR/A2	175,000	189,800

City of Atlanta, 5.00% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	7,000,000	7,660,520

City of Atlanta, 5.50% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/Aa3	3,525,000	4,006,057

City of Atlanta, 5.00% due 11/1/2021 (Water & Wastewater System)	AA-/Aa3	2,500,000	2,833,675

City of Atlanta, 5.00% due 11/1/2022 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,150,070

City of Atlanta, 5.00% due 1/1/2023 (Airport Passenger Facility)	AA-/Aa3	1,000,000	1,151,180

City of Atlanta, 5.00% due 11/1/2023 (Water & Wastewater System)	AA-/Aa3	1,130,000	1,317,264

City of Atlanta, 5.00% due 1/1/2024 (Airport Passenger Facility)	AA-/Aa3	1,350,000	1,586,425

City of Atlanta, 5.00% due 11/1/2024 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,179,060

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	AA-/Aa3	1,645,000	1,933,089

City of Atlanta, 5.00% due 1/1/2025 (Airport Passenger Facility)	AA-/Aa3	2,500,000	2,937,825

City of Atlanta, 5.00% due 11/1/2025 (Water & Wastewater System)	AA-/Aa3	1,000,000	1,197,140

Development Authority of Bartow County, 2.70% due 8/1/2043 put 8/23/2018 (Georgia Power Co. Plant Bowen Project)	A-/A3	6,000,000	6,115,920

Fulton County Development Authority, 5.00% due 10/1/2022 (Georgia Tech Athletic Association)	NR/A2	4,550,000	5,187,864

Fulton County Facilities Corp. COP, 5.00% due 11/1/2017 (Public Purpose Project)	AA/Aa2	8,400,000	8,669,808

Fulton County Facilities Corp. COP, 5.00% due 11/1/2019 (Public Purpose Project)	AA/Aa2	6,600,000	7,188,786

Hospital Authority of Gwinnett County, 5.00% due 7/1/2023 (Gwinnett Hospital System, Inc.; Insured: AGM)	NR/A2	5,000,000	5,378,400

LaGrange-Troup County Hospital Authority, 5.00% due 7/1/2018 (West Georgia Health Foundation, Inc.)	A+/Aa2	1,070,000	1,097,232

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	BBB+/Baa1	$5,000,000	$5,164,900

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	120,000	121,085

State of Georgia GO, 5.00% due 7/1/2017 (Capital Projects)	AAA/Aaa	8,625,000	8,802,847

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2022 (South Medical Center)	AA-/Aa2	1,500,000	1,705,755

Guam — 0.56%

Government of Guam, 5.25% due 12/1/2017 (Layon Solid Waste Disposal Facility) (ETM)	BBB+/NR	2,000,000	2,077,420

Government of Guam, 5.50% due 12/1/2018 (Layon Solid Waste Disposal Facility) (ETM)	BBB+/NR	3,000,000	3,240,540

Government of Guam, 5.00% due 11/15/2019 (Various Capital Projects)	A/NR	1,000,000	1,075,470

Government of Guam, 5.50% due 12/1/2019 (Layon Solid Waste Disposal Facility) (ETM)	BBB+/NR	2,000,000	2,224,600

Government of Guam, 5.00% due 11/15/2020 (Various Capital Projects)	A/NR	1,500,000	1,636,200

Government of Guam, 5.00% due 11/15/2021 (Various Capital Projects)	A/NR	2,210,000	2,439,597

Government of Guam, 5.00% due 11/15/2022 (Various Capital Projects)	A/NR	2,960,000	3,310,227

Government of Guam, 5.00% due 11/15/2023 (Various Capital Projects)	A/NR	6,280,000	7,048,672

Government of Guam, 5.00% due 11/15/2024 (Various Capital Projects)	A/NR	4,500,000	5,060,205

Guam Government Waterworks Authority, 5.25% due 7/1/2020 (Water & Wastewater System Improvements)	A-/Baa2	300,000	328,773

Guam Government Waterworks Authority, 5.25% due 7/1/2022 (Water & Wastewater System Improvements)	A-/Baa2	1,050,000	1,172,136

Guam Government Waterworks Authority, 5.25% due 7/1/2023 (Water & Wastewater System Improvements)	A-/Baa2	645,000	725,509

Guam Power Authority, 5.00% due 10/1/2019 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,076,850

Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA/A2	1,500,000	1,639,935

Guam Power Authority, 5.00% due 10/1/2022 (Electric Power System; Insured: AGM)	AA/A2	6,340,000	7,114,558

Hawaii — 1.42%

City and County of Honolulu GO, 5.00% due 11/1/2019 (Capital Improvements)	NR/Aa1	3,620,000	3,962,597

City and County of Honolulu GO, 5.00% due 11/1/2020 (Capital Improvements)	NR/Aa1	8,265,000	9,254,816

City and County of Honolulu GO, 5.00% due 11/1/2021 (Capital Improvements)	NR/Aa1	2,770,000	3,162,509

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvements)	NR/Aa1	1,750,000	2,030,962

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvements)	NR/Aa1	6,695,000	7,769,882

County of Hawaii GO, 5.00% due 9/1/2021 (Capital Improvements)	AA-/Aa2	1,500,000	1,711,560

County of Hawaii GO, 5.00% due 9/1/2021 (Capital Improvements)	AA-/Aa2	2,165,000	2,470,352

County of Hawaii GO, 5.00% due 9/1/2022 (Capital Improvements)	AA-/Aa2	1,250,000	1,449,288

County of Hawaii GO, 5.00% due 9/1/2022 (Capital Improvements)	AA-/Aa2	1,000,000	1,159,430

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	800,000	940,936

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,500,000	1,764,255

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,176,170

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,176,170

County of Hawaii GO, 5.00% due 9/1/2023 (Capital Improvements)	AA-/Aa2	1,000,000	1,176,170

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	2,000,000	2,382,760

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	$1,430,000	$1,703,673

County of Hawaii GO, 5.00% due 9/1/2024 (Capital Improvements)	AA-/Aa2	1,515,000	1,804,941

County of Hawaii GO, 5.00% due 9/1/2025 (Capital Improvements)	AA-/Aa2	2,000,000	2,405,900

County of Hawaii GO, 5.00% due 9/1/2025 (Capital Improvements)	AA-/Aa2	1,255,000	1,509,702

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	1,500,000	1,808,265

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	2,085,000	2,513,488

County of Hawaii GO, 5.00% due 9/1/2026 (Capital Improvements)	AA-/Aa2	500,000	602,755

State of Hawaii GO, 5.00% due 11/1/2017 (Hawaiian Home Lands Settlement)	AA+/Aa1	12,000,000	12,404,280

State of Hawaii GO, 5.00% due 11/1/2018 (Hawaiian Home Lands Settlement)	AA+/Aa1	20,000,000	21,369,200

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement) (ETM)	NR/NR	1,545,000	1,699,330

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement)	AA+/Aa1	1,455,000	1,598,507

State of Hawaii GO, 5.00% due 12/1/2020 (Hawaiian Home Lands Settlement)	AA+/Aa1	2,500,000	2,808,100

State of Hawaii GO, 5.00% due 12/1/2021 (Hawaiian Home Lands Settlement)	AA+/Aa1	3,000,000	3,434,970

State of Hawaii GO, 5.00% due 12/1/2022 pre-refunded 12/1/2021 (Hawaiian Home Lands Settlement)	NR/NR	3,060,000	3,514,288

State of Hawaii GO, 5.00% due 12/1/2022 (Hawaiian Home Lands Settlement)	AA+/Aa1	940,000	1,070,848

Idaho — 0.63%

Idaho HFA, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,153,940

Idaho HFA, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,200,000	2,568,720

Idaho HFA, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,179,890

Regents of the University of Idaho, 5.25% due 4/1/2041 put 4/1/2021	A+/Aa3	13,160,000	14,740,911

State of Idaho GO, 2.00% due 6/30/2017	SP-1+/Mig1	25,825,000	25,962,647

Illinois — 6.89%

Board of Education of the City of Chicago GO, 0% due 12/1/2020 (Educational Facilities; Insured: BHAC)	AA+/Aa1	12,000,000	10,362,840

Board of Trustees of Southern Illinois University, 5.25% due 4/1/2020 (Housing & Auxiliary Facilities; Insured: Natl-re)	AA-/A3	1,000,000	1,086,500

Chicago Midway International Airport, 5.00% due 1/1/2022	A/A3	800,000	902,736

Chicago Midway International Airport, 5.00% due 1/1/2023	A/A3	1,900,000	2,174,645

Chicago Midway International Airport, 5.00% due 1/1/2024	A/A3	1,000,000	1,142,430

Chicago O’Hare International Airport, 5.00% due 1/1/2018 (2016 Airport Projects)	A/NR	6,750,000	6,996,645

Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2015 Airport Projects)	A/NR	3,000,000	3,197,190

Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2016 Airport Projects)	A/NR	8,500,000	9,058,705

Chicago O’Hare International Airport, 5.00% due 1/1/2020 (2015 Airport Projects)	A/NR	2,350,000	2,557,341

Chicago O’Hare International Airport, 5.00% due 1/1/2021 (2015 Airport Projects)	A/NR	3,000,000	3,320,160

Chicago O’Hare International Airport, 5.00% due 1/1/2022 (Capital Development Programs)	A/A2	5,835,000	6,441,256

Chicago O’Hare International Airport, 5.00% due 1/1/2027 (2016 Airport Projects)	A/NR	1,750,000	1,996,173

Chicago Park District GO, 4.00% due 1/1/2017 (Capital Improvement Plan)	AA+/NR	1,000,000	1,000,070

Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	1,250,000	1,278,213

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	$1,420,000	$1,452,049

Chicago Park District GO, 4.00% due 1/1/2018 (Capital Improvement Plan)	AA+/NR	945,000	966,329

Chicago Park District GO, 5.00% due 1/1/2018 (Capital Improvement Plan)	AA+/Ba1	1,150,000	1,187,341

Chicago Park District GO, 4.00% due 1/1/2019 (Capital Improvement Plan)	AA+/NR	1,745,000	1,812,479

Chicago Park District GO, 4.00% due 1/1/2019 (Capital Improvement Plan)	AA+/NR	820,000	851,709

Chicago Park District GO, 4.00% due 1/1/2020 (Capital Improvement Plan)	AA+/NR	2,730,000	2,860,658

Chicago Park District GO, 4.00% due 1/1/2020 (Capital Improvement Plan)	AA+/NR	815,000	854,006

Chicago Park District GO, 5.00% due 1/1/2020 (Capital Improvement Plan)	AA+/Ba1	530,000	570,651

Chicago Park District GO, 5.00% due 1/1/2021 (Capital Improvement Plan)	AA+/NR	2,840,000	3,106,562

Chicago Park District GO, 5.00% due 1/1/2022 (Capital Improvement Plan)	AA+/NR	1,485,000	1,641,638

Chicago Park District GO, 5.00% due 1/1/2022 (Capital Improvement Plan)	AA+/NR	1,940,000	2,144,631

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	1,605,000	1,792,287

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	3,215,000	3,590,158

Chicago Park District GO, 5.00% due 1/1/2023 (Capital Improvement Plan)	AA+/NR	1,675,000	1,870,456

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,760,000	1,974,931

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,305,000	1,464,367

Chicago Park District GO, 5.00% due 1/1/2024 (Capital Improvement Plan)	AA+/NR	1,340,000	1,503,641

Chicago Park District GO, 5.00% due 1/1/2025 (Capital Improvement Plan)	AA+/NR	610,000	686,525

Chicago School Reform Board of Trustees of the Board of Education GO, 5.25% due 12/1/2021 (School District Capital Improvement Program; Insured: Natl-Re)	AA-/A3	1,500,000	1,607,835

Chicago Transit Authority, 5.25% due 6/1/2017 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	3,000,000	3,044,790

Chicago Transit Authority, 5.50% due 6/1/2018 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A3	2,500,000	2,625,000

City of Chicago, 4.00% due 1/1/2017 (Wastewater Transmission System)	A/NR	2,000,000	2,000,140

City of Chicago, 4.00% due 1/1/2018 (Wastewater Transmission System)	A/Baa3	1,475,000	1,505,916

City of Chicago, 5.00% due 1/1/2018 (Wastewater Transmission System)	A/NR	2,500,000	2,577,125

City of Chicago, 5.00% due 1/1/2019 (Wastewater Transmission System)	A/NR	1,750,000	1,846,898

City of Chicago, 5.00% due 1/1/2020 (Project Fund; Insured: AGM)	AA/A2	1,320,000	1,337,054

City of Chicago, 5.00% due 1/1/2020 (Wastewater Transmission System)	A/NR	1,000,000	1,073,390

City of Chicago, 5.50% due 1/1/2020 (Wastewater Transmission System; Insured: BHAC)	AA+/Aa1	1,250,000	1,294,613

City of Chicago, 5.00% due 1/1/2021 (Wastewater Transmission System)	A/NR	1,000,000	1,087,500

City of Chicago, 5.00% due 1/1/2021 (Riverwalk Expansion Project; Insured: AGM)	BBB-/Ba1	1,410,000	1,479,753

City of Chicago, 5.00% due 1/1/2022 (Wastewater Transmission System)	A/NR	2,000,000	2,196,240

City of Chicago, 5.00% due 1/1/2023 (Wastewater Transmission System)	A/NR	3,000,000	3,325,620

City of Chicago, 5.00% due 1/1/2023 (Chicago Midway Airport)	A/A3	6,215,000	7,113,378

City of Chicago, 5.00% due 1/1/2023 (Riverwalk Expansion Project; Insured: AGM)	BBB-/Ba1	1,000,000	1,055,630

City of Chicago, 5.00% due 1/1/2024 (Wastewater Transmission System)	A/NR	6,250,000	6,954,937

City of Chicago, 5.00% due 1/1/2024 (Project Fund)	AA/Ba1	5,510,000	5,692,822

City of Chicago, 5.00% due 1/1/2024 (Chicago Midway Airport)	A/A3	16,060,000	18,179,920

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Chicago, 5.00% due 1/1/2025 (Wastewater Transmission System)	A/NR	$4,500,000	$5,034,195

	City of Chicago, 5.00% due 1/1/2026 (Project Fund)	AA/Ba1	6,030,000	6,197,332

	City of Chicago, 5.00% due 1/1/2027 (Project Fund)	AA/Ba1	6,310,000	6,476,079

	City of Chicago, 5.00% due 11/1/2027 (Water System Improvements)	A/NR	1,250,000	1,398,200

	City of Chicago Board of Education GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA-/A3	1,000,000	1,030,960

	City of Chicago Building Acquisition Certificates GO, 5.40% due 1/1/2018 (Parking Facility Improvements; Insured: AGM)	AA/A2	570,000	571,830

	City of Chicago GO, 5.44% due 1/1/2018 (Transportation Infrastructure Capital Projects; Insured: Natl-Re)	AA-/A3	3,050,000	3,059,424

	City of Chicago School Reform Board of Trustees GO, 5.25% due 12/1/2017 (Insured: Natl-Re)	AA-/A3	4,100,000	4,182,943

	City of Mount Vernon GO, 4.00% due 12/15/2019 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,000,000	1,058,070

	City of Mount Vernon GO, 4.00% due 12/15/2020 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	785,000	838,215

	City of Mount Vernon GO, 4.00% due 12/15/2021 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,640,000	1,735,776

	City of Quincy, 5.00% due 11/15/2017 (Blessing Hospital)	A/A2	500,000	514,905

	City of Waukegan GO, 5.00% due 12/30/2019 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,935,000	2,086,820

	City of Waukegan GO, 5.00% due 12/30/2020 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,095,020

	City of Waukegan GO, 5.00% due 12/30/2021 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	2,100,000	2,327,661

	City of Waukegan GO, 5.00% due 12/30/2022 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,121,340

[b]	Community College District No. 503 GO, 5.00% due 12/1/2021 (Black Hawk College; Insured: AGM)	AA/NR	3,365,000	3,751,538

[b]	Community College District No. 503 GO, 5.00% due 12/1/2023 (Black Hawk College; Insured: AGM)	AA/NR	4,155,000	4,716,839

[b]	Community College District No. 503 GO, 5.00% due 12/1/2024 (Black Hawk College; Insured: AGM)	AA/NR	3,415,000	3,907,067

	Community College District No. 516 GO, 4.50% due 12/15/2020 (Waubonsee Community College)	NR/Aa1	1,325,000	1,456,268

	Community College District No. 516 GO, 5.00% due 12/15/2021 (Waubonsee Community College)	NR/Aa1	6,175,000	7,026,903

	Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re) (ETM)	NR/A3	95,000	94,997

	Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re)	NR/A3	1,090,000	1,089,956

	Community Consolidated School District No. 93 GO, 2.00% due 1/1/2017 (Village of Carol Stream)	AA+/NR	370,000	370,011

	Community High School District No. 127 GO, 9.00% due 2/1/2017 (Lake County-Grayslake Educational Facilities.; Insured: AGM)	AA+/A2	2,025,000	2,037,899

	Community High School District No. 127 GO, 7.375% due 2/1/2020 (Lake County-Grayslake Educational Facilities.; Insured: Syncora)	AA+/NR	1,000,000	1,154,080

	Community Unit School District No. 200 GO, 5.25% due 10/1/2023 (DuPage County Educational Facilities; Insured: FSA)	AA/Aa3	1,000,000	1,088,980

	Community Unit School District No. 302 GO, 0% due 2/1/2021 (Kane & DeKalb County Educational Facilities; Insured: Natl-Re)	NR/Aa3	3,165,000	2,819,445

	Community Unit School District No. 428 GO, 0% due 1/1/2021 (DeKalb County Educational Facilities)	AA-/Aa2	6,140,000	5,533,921

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cook County Community College District No. 508 GO, 5.00% due 12/1/2020 (City Colleges of Chicago)	A+/NR	$1,220,000	$1,328,238

Cook County Community College District No. 508 GO, 5.00% due 12/1/2021 (City Colleges of Chicago)	A+/NR	1,000,000	1,096,160

Cook County Community College District No. 508 GO, 5.00% due 12/1/2022 (City Colleges of Chicago)	A+/NR	1,250,000	1,385,888

Cook County Community College District No. 508 GO, 5.00% due 12/1/2023 (City Colleges of Chicago)	A+/NR	3,250,000	3,614,877

Cook County Community College District No. 508 GO, 5.00% due 12/1/2024 (City Colleges of Chicago)	A+/NR	1,000,000	1,099,710

Cook County Community College District No. 508 GO, 5.25% due 12/1/2025 (City Colleges of Chicago)	A+/NR	1,450,000	1,606,412

Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	A+/NR	1,690,000	1,869,309

Cook County School District No. 97 GO, 9.00% due 12/1/2018 (Village of Oak Park; Insured: Natl-Re)	NR/Aa2	4,000,000	4,535,800

County of Cook GO, 5.00% due 11/15/2019 (Capital Improvement Plan)	AA-/A2	3,690,000	3,968,484

County of Cook GO, 4.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	925,000	975,052

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	3,590,000	3,842,054

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA-/A2	2,000,000	2,181,600

County of Cook GO, 4.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	2,000,000	2,117,040

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	5,000,000	5,519,450

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA-/A2	2,105,000	2,323,688

County of Cook GO, 4.00% due 11/15/2022 (Capital Improvement Plan)	AA-/A2	1,000,000	1,054,650

County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan)	AA-/A2	1,500,000	1,677,480

Du Page County High School District No. 88, 3.00% due 1/15/2020 (Addison Trail and Willowbrook High Schools)	NR/Aa1	2,630,000	2,719,473

Forest Preserve District of Cook County GO, 5.00% due 11/15/2021	AA/A2	1,500,000	1,643,445

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2020	AAA/Aaa	500,000	557,190

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2021	AAA/Aaa	1,425,000	1,617,047

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2022	AAA/Aaa	900,000	1,033,821

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2023	AAA/Aaa	1,300,000	1,509,651

Forest Preserve District of DuPage County GO, 5.00% due 11/1/2024	AAA/Aaa	5,000,000	5,865,500

Illinois Educational Facilities Authority, 4.75% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	AA-/NR	3,030,000	3,045,392

Illinois Educational Facilities Authority, 5.00% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	NR/A1	3,000,000	3,016,500

Illinois Educational Facilities Authority, 5.25% due 3/1/2034 put 3/1/2018 (Art Institute of Chicago)	NR/NR	3,600,000	3,730,824

Illinois Educational Facilities Authority, 3.40% due 11/1/2036 put 11/1/2017 (Field Museum of Natural History)	A/NR	1,300,000	1,315,457

Illinois Finance Authority, 5.00% due 11/1/2017 (Rush University Medical Center; Insured: Natl-Re) (ETM)	AA-/Aaa	1,000,000	1,032,830

Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College) (ETM)	BBB+/NR	1,395,000	1,444,550

Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health Care)	AA/Aa2	1,000,000	1,052,690

Illinois Finance Authority, 5.25% due 5/1/2019 (Educational Advancement Fund, Inc.)	NR/Baa3	4,675,000	4,682,994

Illinois Finance Authority, 5.00% due 4/1/2020 (Advocate Health Care)	AA/Aa2	1,315,000	1,404,749

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Illinois Finance Authority, 5.00% due 11/15/2020 (Rush University Medical Center)	A+/A1	$250,000	$277,260

Illinois Finance Authority, 5.00% due 11/15/2021 (Rush University Medical Center)	A+/A1	250,000	281,940

Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)	AA-/Aa3	1,000,000	1,076,370

Illinois Finance Authority, 5.00% due 11/15/2022 (Rush University Medical Center)	A+/A1	250,000	286,355

Illinois Finance Authority, 5.00% due 8/1/2023 (Advocate Health Care)	AA/Aa2	565,000	654,055

Illinois Finance Authority, 5.00% due 11/15/2023 (Rush University Medical Center)	A+/A1	1,000,000	1,158,710

Illinois Finance Authority, 5.00% due 8/1/2024 (Advocate Health Care)	AA/Aa2	800,000	937,608

Illinois Finance Authority, 5.00% due 11/15/2024 (Rush University Medical Center)	A+/A1	500,000	585,045

Illinois Finance Authority, 5.00% due 8/1/2025 (Advocate Health Care)	AA/Aa2	1,400,000	1,628,046

Illinois Finance Authority, 5.00% due 11/15/2025 (Rush University Medical Center)	A+/A1	1,655,000	1,937,575

Illinois Finance Authority, 5.00% due 11/1/2030 put 1/15/2020 (Advocate Health Care)	AA/Aa2	1,250,000	1,365,325

Illinois Finance Authority, 0.71% due 8/15/2038 put 1/3/2017 (Northwestern Memorial Hospital; SPA: Northern Trust Co.) (daily demand notes)	AA+/Aa2	32,840,000	32,840,000

Illinois State Toll Highway Authority, 5.00% due 1/1/2023	AA-/Aa3	4,000,000	4,585,400

Illinois State Toll Highway Authority, 5.00% due 1/1/2024	AA-/Aa3	6,500,000	7,542,535

Illinois State Toll Highway Authority, 5.00% due 1/1/2025	AA-/Aa3	6,500,000	7,030,010

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC) (ETM)	NR/Aa3	765,000	688,041

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 0% due 12/1/2021 (Insured: AMBAC)	NR/Aa3	1,235,000	1,069,769

Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	AA/NR	7,150,000	8,168,374

McHenry County Conservation District GO, 5.00% due 2/1/2021	AA+/Aa1	2,325,000	2,596,793

McHenry County Conservation District GO, 5.00% due 2/1/2025	AA+/Aa1	2,000,000	2,341,840

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2020 (McCormick Place Expansion)	BBB-/NR	4,000,000	4,263,920

Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019	A/NR	22,000,000	23,665,400

Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019	A/NR	6,780,000	7,313,247

State of Illinois, 5.00% due 6/15/2021 pre-refunded 6/15/2019 (Build Illinois Bond Retirement & Interest Fund)	AAA/NR	9,945,000	10,782,767

State of Illinois, 5.00% due 6/15/2023 (Build Illinois)	AAA/NR	5,825,000	6,619,821

State of Illinois, 5.00% due 6/15/2025 (Build Illinois)	AAA/NR	8,825,000	10,173,725

State of Illinois, 5.00% due 6/15/2026 (Build Illinois)	AAA/NR	8,825,000	10,251,120

State of Illinois, 5.00% due 6/15/2027 (Build Illinois)	AAA/NR	5,825,000	6,797,600

Town of Cicero Cook County GO, 5.00% due 1/1/2019 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	2,000,000	2,124,120

Town of Cicero Cook County GO, 5.00% due 12/1/2019 (Cicero and Laramie Development Areas)	A+/NR	1,070,000	1,146,131

Town of Cicero Cook County GO, 5.00% due 1/1/2020 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,450,000	1,569,988

Town of Cicero Cook County GO, 5.00% due 1/1/2021 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	1,250,000	1,372,825

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Town of Cicero GO, 5.00% due 1/1/2018 (Cicero and Laramie Development Areas; Insured: AGM)	AA/A2	$2,375,000	$2,456,700

University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 pre-refunded 10/1/2017 (Insured: AGM)	AA/NR	1,045,000	1,076,611

University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 (Insured: AGM)	AA/NR	955,000	981,234

Village of Downers Grove GO, 3.00% due 1/1/2017	AAA/NR	970,000	970,049

Village of Melrose Park, 5.20% due 7/1/2018 (Insured: Natl-Re)	AA-/A3	1,190,000	1,212,467

Village of Tinley Park GO, 4.00% due 12/1/2022	AA+/NR	625,000	680,131

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2023 (Capital Improvements; Insured: BAM)	AA/Aa2	8,050,000	9,189,397

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2024 (Capital Improvements; Insured: BAM)	AA/Aa2	4,580,000	5,276,435

Will & Kendall Counties Plainfield Community Consolidated School District 202 GO, 5.00% due 1/1/2025 (Capital Improvements; Insured: BAM)	AA/Aa2	8,495,000	9,866,263

Will County Valley View Community Unit School District No. 365 GO, 0% due 11/1/2018 (Insured: AGM)	AA/Aa2	3,370,000	3,247,669

Indiana — 2.18%

Avon Community School Building Corp., 5.00% due 7/15/2017 (Insured: AMBAC) (State Aid Withholding)	AA+/NR	2,500,000	2,553,225

Board of Trustees for the Vincennes University, 4.00% due 6/1/2018	NR/Aa3	1,000,000	1,036,810

Board of Trustees for the Vincennes University, 5.00% due 6/1/2020	NR/Aa3	1,000,000	1,108,860

City of Carmel Redevelopment Authority, 5.00% due 8/1/2021 (Road and Intersection Improvements)	AA+/NR	2,405,000	2,697,905

City of Carmel Redevelopment Authority, 5.00% due 8/1/2022 (Road and Intersection Improvements)	AA+/NR	2,510,000	2,858,262

City of Carmel Redevelopment District COP, 5.75% due 7/15/2022 pre-refunded 1/15/2021 (CFP Energy Center, LLC Installment Purchase Agreement)	NR/NR	2,760,000	3,046,378

City of Fort Wayne, 2.00% due 12/1/2017 (Waterworks Utility Improvements)	NR/Aa3	1,175,000	1,182,344

Clay Multiple School Building Corp., 5.00% due 1/15/2017 (State Aid Withholding)	AA+/NR	1,000,000	1,001,630

Duneland School Building Corp., 0% due 2/1/2020 (State Aid Withholding)	A/NR	2,970,000	2,780,158

Duneland School Building Corp., 0% due 8/1/2020 (State Aid Withholding)	A/NR	3,470,000	3,205,274

Duneland School Building Corp., 0% due 2/1/2021 (State Aid Withholding)	A/NR	2,770,000	2,521,669

Duneland School Building Corp., 0% due 8/1/2021 (State Aid Withholding)	A/NR	3,270,000	2,933,517

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2021 (Educational Facilities; Insured: State Intercept)	AA+/NR	1,230,000	1,386,235

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2022 (Educational Facilities; Insured: State Intercept)	AA+/NR	885,000	1,013,166

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 7/15/2023 (Educational Facilities; Insured: State Intercept)	AA+/NR	570,000	659,063

Hamilton Southeastern Consolidated School Building Corp., 5.00% due 1/15/2024 (Educational Facilities; Insured: State Intercept)	AA+/NR	525,000	609,467

Indiana Bond Bank, 5.00% due 10/15/2017 (Special Gas Program)	NR/A3	5,000,000	5,125,450

Indiana Bond Bank, 5.00% due 8/1/2021 (Columbus Learning Center)	AA/NR	1,300,000	1,451,112

Indiana Finance Authority, 5.00% due 5/1/2017 (Parkview Health Systems)	A+/Aa3	1,000,000	1,012,920

Indiana Finance Authority, 5.00% due 9/15/2017 (Marian University Health Sciences)	BBB-/NR	1,940,000	1,972,534

Indiana Finance Authority, 4.00% due 5/1/2018 (Community Health Network)	A/A2	2,820,000	2,917,064

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Indiana Finance Authority, 5.25% due 7/1/2018 (Wabash Correctional Facilities)	AA+/Aa1	$1,000,000	$1,057,820

Indiana Finance Authority, 5.25% due 7/1/2018 (Rockville Correctional Facilities) (ETM)	AA+/Aa1	2,150,000	2,279,623

Indiana Finance Authority, 5.00% due 9/15/2018 (Marian University Health Sciences)	BBB-/NR	1,790,000	1,854,870

Indiana Finance Authority, 5.00% due 11/1/2018 (Indianapolis Airport)	AA+/Aa2	2,750,000	2,922,370

Indiana Finance Authority, 5.00% due 11/1/2018 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,250,000	1,328,587

Indiana Finance Authority, 5.00% due 5/1/2019 (Community Health Network)	A/A2	1,790,000	1,923,427

Indiana Finance Authority, 5.00% due 9/15/2019 (Marian University Health Sciences)	BBB-/NR	1,250,000	1,311,513

Indiana Finance Authority, 5.00% due 3/1/2020 (Indiana University Health System)	AA-/Aa3	5,000,000	5,510,750

Indiana Finance Authority, 5.00% due 5/1/2020 (Community Health Network)	A/A2	860,000	944,108

Indiana Finance Authority, 5.00% due 9/15/2020 (Marian University Health Sciences)	BBB-/NR	2,245,000	2,381,114

Indiana Finance Authority, 5.00% due 3/1/2021 (Indiana University Health System)	AA-/Aa3	9,880,000	11,103,539

Indiana Finance Authority, 5.00% due 5/1/2021 (Community Health Network)	A/A2	2,250,000	2,516,737

Indiana Finance Authority, 5.00% due 9/15/2021 (Marian University Health Sciences)	BBB-/NR	2,320,000	2,478,038

Indiana Finance Authority, 5.00% due 10/1/2021 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	563,790

Indiana Finance Authority, 5.00% due 3/1/2022 (Indiana University Health System)	AA-/Aa3	3,240,000	3,613,442

Indiana Finance Authority, 5.00% due 5/1/2022 (Parkview Regional Medical Center)	A+/Aa3	1,135,000	1,296,840

Indiana Finance Authority, 5.00% due 5/1/2022 (Community Health Network)	A/A2	1,230,000	1,398,067

Indiana Finance Authority, 5.00% due 10/1/2023 (CWA Authority, Inc. Wastewater System Project)	AA/NR	1,000,000	1,151,060

Indiana Finance Authority, 5.00% due 10/1/2024 (CWA Authority, Inc. Wastewater System Project)	AA/NR	500,000	577,475

Indiana Finance Authority, 0.71% due 2/1/2037 put 1/3/2017 (Stadium Project; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa2	36,745,000	36,745,000

Indiana HFFA, 5.00% due 10/1/2027 put 6/1/2017 (Ascension Health)	NR/Aa3	6,590,000	6,696,824

Knox Middle School Building Corp., 0% due 1/15/2020 (Insured: Natl-Re) (State Aid Withholding)	AA-/A3	1,295,000	1,194,780

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,045,560

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,680,000	1,814,736

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,345,000	1,422,203

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,170,000	1,290,335

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,335,162

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,400,650

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,455,000	1,560,313

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	$1,000,000	$1,136,950

Metropolitan School District of Pike Township GO, 3.00% due 1/15/2017 (College Park Ancillary Rooms) (State Aid Withholding)	AA+/NR	2,115,000	2,116,861

Perry Township Multischool Building Corp., 4.00% due 1/15/2018 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,028,130

Perry Township Multischool Building Corp., 3.00% due 1/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,027,500

Perry Township Multischool Building Corp., 4.00% due 7/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,055,750

Perry Township Multischool Building Corp., 5.00% due 7/10/2020 (Educational Facilities) (State Aid Withholding)	AA+/NR	2,090,000	2,302,866

Perry Township Multischool Building Corp., 5.00% due 7/10/2021 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,121,690

Pike Township Multischool Building Corp., 4.00% due 1/15/2017 (Metropolitan School District of Pike Township) (State Aid Withholding)	AA+/NR	1,080,000	1,081,393

Whitko High School Building Corp., 4.00% due 7/15/2018 (School Corp. Capital Improvements) (State Aid Withholding)	AA+/NR	1,025,000	1,063,930

Zionsville Community Schools Building Corp., 5.00% due 7/15/2019 (Insured: AGM) (State Aid Withholding)	AA/A2	1,100,000	1,193,093

Iowa — 0.36%

Des Moines Independent Community School District, 4.00% due 6/1/2019 (School Infrastructure; Insured: AGM)	AA/A2	3,870,000	4,078,167

Des Moines Independent Community School District, 4.00% due 6/1/2020 (School Infrastructure; Insured: AGM)	AA/A2	3,990,000	4,259,245

Des Moines Independent Community School District, 4.00% due 6/1/2021 (School Infrastructure; Insured: AGM)	AA/A2	4,125,000	4,427,693

Des Moines Independent Community School District, 4.00% due 6/1/2022 (School Infrastructure; Insured: AGM)	AA/A2	2,140,000	2,290,784

Iowa Finance Authority, 5.00% due 2/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,607,536

Iowa Finance Authority, 5.00% due 8/15/2017 (Iowa Health System; Insured: AGM) (ETM)	NR/Aa3	990,000	1,015,097

Iowa Finance Authority, 5.00% due 2/15/2018 (Iowa Health System; Insured: AGM)	NR/Aa3	1,405,000	1,461,369

Iowa Finance Authority, 5.00% due 7/1/2022 (Genesis Health System)	NR/A1	1,735,000	1,987,928

Iowa Finance Authority, 5.00% due 7/1/2023 (Genesis Health System)	NR/A1	2,000,000	2,323,160

Iowa Finance Authority, 5.00% due 7/1/2024 (Genesis Health System)	NR/A1	2,350,000	2,709,738

Kansas — 0.89%

Johnson County USD No. 512 GO, 4.00% due 10/1/2017 (Shawnee Mission School District)	NR/Aaa	6,700,000	6,852,559

Kansas DFA, 5.00% due 4/1/2020 (National Bio and Agro-Defense Facility)	A+/Aa3	6,980,000	7,656,850

Kansas DFA, 5.00% due 12/1/2020 (New Jobs Training; Insured: BAM)	AA/NR	1,500,000	1,632,540

Kansas DFA, 5.00% due 4/1/2021 (National Bio and Agro-Defense Facility)	A+/Aa3	5,075,000	5,670,653

Kansas DFA, 5.00% due 4/1/2022 (National Bio and Agro-Defense Facility)	A+/Aa3	2,730,000	3,092,353

Kansas DFA, 5.00% due 4/1/2023 (National Bio and Agro-Defense Facility)	A+/Aa3	8,110,000	9,302,008

Kansas DFA, 5.00% due 4/1/2024 (National Bio and Agro-Defense Facility)	A+/Aa3	9,275,000	10,687,490

Kansas DFA, 5.00% due 4/1/2025 (National Bio and Agro-Defense Facility)	A+/Aa3	7,280,000	8,342,079

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2022 (Utility Systems Improvement)	A+/A3	2,000,000	2,285,800

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2023 (Utility Systems Improvement)	A+/A3	$1,000,000	$1,157,320

Unified Government of Wyandotte County-Kansas City, 5.00% due 9/1/2024 (Utility Systems Improvement)	A+/A3	600,000	701,634

Wyandotte County USD No. 500 GO, 5.00% due 9/1/2025 (General Improvement)	AA-/Aa2	3,300,000	3,869,118

Wyandotte County USD No. 500 GO, 5.00% due 9/1/2026 (General Improvement)	AA-/Aa2	2,375,000	2,799,389

Kentucky — 2.12%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2021 (Project No. 112)	A/Aa3	10,000,000	11,228,500

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2022 (Project No. 112)	A/Aa3	30,000,000	34,117,800

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2023 (Project No. 112)	A/Aa3	20,000,000	22,853,000

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2025 (Project No. 112)	A/Aa3	25,000,000	28,907,000

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2026 (Project No. 112)	A/Aa3	20,000,000	23,304,000

Kentucky Economic DFA, 0% due 10/1/2019 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	5,000,000	4,651,050

Kentucky Economic DFA, 0% due 10/1/2020 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	9,600,000	8,627,136

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,885,000	2,506,892

Kentucky Economic DFA, 0% due 10/1/2023 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	4,195,000	3,381,044

Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2022 (Eastern State Hospital)	A/Aa3	6,165,000	6,911,397

Louisville/Jefferson County Metropolitan Government, 5.00% due 10/1/2024 (Norton Healthcare, Inc.)	A-/NR	1,000,000	1,133,310

Louisville/Jefferson County Metropolitan Government, 5.00% due 10/1/2025 (Norton Healthcare, Inc.)	A-/NR	1,200,000	1,363,212

Louisville/Jefferson County Metropolitan Government, 5.00% due 10/1/2026 (Norton Healthcare, Inc.)	A-/NR	3,000,000	3,414,150

Louisiana — 2.48%

City of Bossier, 4.00% due 12/1/2018 (Public Improvements; Insured: AGM)	AA/Aa3	2,020,000	2,113,526

City of Bossier, 4.50% due 12/1/2021 (Public Improvements; Insured: AGM)	AA/Aa3	2,240,000	2,479,277

City of Lafayette, 5.00% due 11/1/2019 (Utilities System Improvements)	AA-/A1	1,000,000	1,090,950

City of New Orleans GO, 4.00% due 12/1/2017 (Public Improvements)	AA-/A3	750,000	768,960

City of New Orleans GO, 4.00% due 10/1/2018 (Audubon Park Aquarium; Insured: AGM)	AA/NR	1,110,000	1,148,606

City of New Orleans GO, 4.00% due 12/1/2018 (Public Improvements)	AA-/A3	700,000	733,089

City of New Orleans GO, 4.00% due 12/1/2019 (Public Improvements)	AA-/A3	750,000	797,145

City of New Orleans GO, 5.00% due 12/1/2019 (Public Improvements; Insured: AGM)	AA-/A3	3,080,000	3,360,865

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements)	AA-/A3	1,315,000	1,461,215

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements; Insured: AGM)	AA-/A3	3,250,000	3,611,367

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements)	AA-/A3	1,200,000	1,355,616

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements; Insured: AGM)	AA-/A3	5,700,000	6,439,176

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Shreveport, 5.00% due 12/1/2020 (Water and Sewer System; Insured: BAM)	AA/A3	$7,770,000	$8,603,022

City of Shreveport, 5.00% due 12/1/2021 (Water and Sewer System; Insured: BAM)	AA/A3	8,185,000	9,180,132

City of Shreveport, 5.00% due 12/1/2022 (Water and Sewer System; Insured: BAM)	AA/A3	6,460,000	7,343,340

City of Shreveport, 5.00% due 12/1/2023 (Water and Sewer System; Insured: BAM)	AA/A3	4,245,000	4,880,476

City of Shreveport, 5.00% due 12/1/2024 (Water and Sewer System; Insured: BAM)	AA/A3	4,490,000	5,193,448

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2021 (Roads, Bridges & Drainage Works)	A/NR	1,990,000	2,134,156

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2022 (Roads, Bridges & Drainage Works)	A/NR	1,545,000	1,667,627

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2023 (Wastewater System Improvements)	AA-/Aa3	450,000	518,072

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2024 (Wastewater System Improvements)	AA-/Aa3	1,000,000	1,164,270

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2025 (Wastewater System Improvements)	AA-/Aa3	700,000	821,268

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2020 (Convention Center)	NR/A1	1,000,000	1,103,990

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2021 (Convention Center)	NR/A1	780,000	875,831

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2022 (Convention Center)	NR/A1	1,000,000	1,140,300

Ernest N. Morial - New Orleans Exhibition Hall Authority, 5.00% due 7/15/2023 (Convention Center)	NR/A1	1,000,000	1,132,250

Jefferson Sales Tax District Parish of Jefferson, 5.00% due 12/1/2018 (Sewerage Capital Project; Insured: AGM)	AA/A2	2,000,000	2,134,600

Louisiana Energy & Power Authority, 5.00% due 1/1/2020 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,000,000	1,089,450

Louisiana Energy & Power Authority, 5.00% due 1/1/2021 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,000,000	1,111,180

Louisiana Energy & Power Authority, 5.00% due 6/1/2022 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	1,000,000	1,145,280

Louisiana Energy & Power Authority, 5.00% due 1/1/2023 (Rodemacher Unit No. 2 Power)	A-/Baa1	1,640,000	1,866,238

Louisiana Energy & Power Authority, 5.00% due 6/1/2023 (LEPA Unit No. 1 Power; Insured: AGM)	AA/A2	750,000	872,152

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2017 (Independence Stadium) (ETM)	A/NR	1,265,000	1,273,893

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2017 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,017,110

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2018 (Independence Stadium) (ETM)	A/NR	1,000,000	1,044,790

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2018 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	1,000,000	1,044,320

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2018 (Bossier Parish Community College - Campus Facilities Project, Inc.)	AA-/NR	2,655,000	2,776,918

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2019 (Town of Vinton Public Power Authority; Insured: AGM)	AA/NR	$1,000,000	$1,059,830

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2019 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,310,000	1,390,041

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 12/1/2020 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,200,000	1,331,592

Louisiana Offshore Terminal Authority, 5.00% due 10/1/2018 (Deepwater Oil Port-Loop LLC)	BBB/NR	22,140,000	23,281,538

Louisiana Offshore Terminal Authority, 2.20% due 10/1/2040 put 10/1/2017 (Deepwater Oil Port-Loop LLC)	BBB/NR	6,000,000	6,026,280

Louisiana Public Facilities Authority, 5.00% due 5/15/2017 (Ochsner Clinic Foundation) (ETM)	NR/NR	285,000	289,412

Louisiana Public Facilities Authority, 5.00% due 5/15/2017 (Ochsner Clinic Foundation)	NR/Baa1	750,000	760,778

Louisiana Public Facilities Authority, 5.00% due 5/15/2018 (Ochsner Clinic Foundation)	NR/Baa1	1,450,000	1,469,981

Louisiana Public Facilities Authority, 5.00% due 5/15/2018 pre-refunded 5/15/2017 (Ochsner Clinic Foundation)	NR/NR	550,000	558,217

Louisiana Public Facilities Authority, 5.00% due 6/1/2022 (Hurricane Recovery Program)	NR/A1	2,945,000	3,328,733

Louisiana Public Facilities Authority, 5.00% due 6/1/2023 (Hurricane Recovery Program)	NR/A1	5,000,000	5,717,950

Louisiana State Office Facilities Corp., 5.00% due 5/1/2018 (State Capitol)	NR/A1	2,500,000	2,619,500

Louisiana State Office Facilities Corp., 5.00% due 5/1/2021 (State Capitol)	NR/A1	4,595,000	5,029,871

New Orleans Regional Transit Authority, 5.00% due 12/1/2017 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	755,000	781,546

New Orleans Regional Transit Authority, 5.00% due 12/1/2019 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,091,190

New Orleans Regional Transit Authority, 5.00% due 12/1/2021 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,000,000	1,100,020

New Orleans Regional Transit Authority, 5.00% due 12/1/2022 (Streetcar Rail Lines; Insured: AGM)	AA/Aa3	1,110,000	1,223,298

Parish of LaFourche, 5.00% due 1/1/2019 (Roads, Highways & Bridges)	AA-/NR	595,000	634,716

Parish of LaFourche, 5.00% due 1/1/2022 (Roads, Highways & Bridges)	AA-/NR	415,000	467,875

Parish of LaFourche, 5.00% due 1/1/2023 (Roads, Highways & Bridges)	AA-/NR	515,000	587,584

Parish of Orleans School District GO, 5.00% due 9/1/2018 (Insured: AGM)	AA/Aa3	4,800,000	5,058,096

Parish of Orleans School District GO, 5.00% due 9/1/2020 (Insured: AGM)	AA/Aa3	3,840,000	4,214,477

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2019	A+/NR	1,005,000	1,074,295

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2021 pre-refunded 9/1/2019	A+/NR	1,115,000	1,217,636

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	14,195,000	14,858,616

Parish of Terrebonne Hospital Service District No. 1, 4.00% due 4/1/2017 (Terrebonne General Medical Center)	A/A3	1,000,000	1,007,160

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2018 (Terrebonne General Medical Center)	A/A3	1,000,000	1,044,530

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2019 (Terrebonne General Medical Center)	A/A3	1,810,000	1,941,008

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Parish of Terrebonne Hospital Service District No. 1, 5.00% due 4/1/2021 (Terrebonne General Medical Center)	A/A3	$2,320,000	$2,529,658

Maine — 0.08%

Maine Governmental Facilities Authority, 5.00% due 10/1/2020 (Augusta & Machias Courthouses)	AA-/Aa3	1,245,000	1,380,058

Maine Governmental Facilities Authority, 5.00% due 10/1/2021 (Augusta & Machias Courthouses)	AA-/Aa3	1,315,000	1,482,136

Maine Governmental Facilities Authority, 5.00% due 10/1/2022 (Augusta & Machias Courthouses)	AA-/Aa3	1,175,000	1,343,801

Maine Governmental Facilities Authority, 5.00% due 10/1/2023 (Augusta & Machias Courthouses)	AA-/Aa3	1,445,000	1,672,024

Maryland — 0.61%

County of Montgomery GO, 0.75% due 6/1/2026 put 1/3/2017 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	12,175,000	12,175,000

Maryland Economic Development Corp., 5.00% due 6/1/2021 (Public Health Laboratory)	AA+/Aa1	8,725,000	9,896,593

Maryland Economic Development Corp., 4.00% due 6/1/2022 (Public Health Laboratory)	AA+/Aa1	8,245,000	8,878,463

Prince George’s County GO, 5.00% due 9/15/2017 (Consolidated Public Improvements)	AAA/Aaa	12,340,000	12,694,035

Massachusetts — 1.27%

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017	A/NR	2,540,000	2,587,727

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018	A/NR	2,825,000	2,970,092

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019	A/NR	2,765,000	2,981,278

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020	A/NR	2,965,000	3,254,384

City of Quincy GO, 2.00% due 6/16/2017 (Capital Improvements)	SP-1+/NR	6,870,000	6,900,228

Massachusetts Development Finance Agency, 3.00% due 7/1/2018 (Mount Auburn Hospital Health Records System)	A-/A3	1,000,000	1,022,810

Massachusetts Development Finance Agency, 5.00% due 7/1/2022 (Mount Auburn Hospital Health Records System)	A-/A3	2,750,000	3,134,065

Massachusetts Development Finance Agency, 5.00% due 7/1/2023 (CareGroup Healthcare)	A-/A3	2,500,000	2,886,000

Massachusetts Development Finance Agency, 5.00% due 7/1/2023 (Mount Auburn Hospital Health Records System)	A-/A3	4,000,000	4,617,600

Massachusetts Development Finance Agency, 5.25% due 10/1/2023 (Simmons College)	BBB+/Baa1	595,000	668,036

Massachusetts Development Finance Agency, 5.00% due 7/1/2024 (CareGroup Healthcare)	A-/A3	3,020,000	3,511,203

Massachusetts Development Finance Agency, 5.00% due 7/1/2024 (Mount Auburn Hospital Health Records System)	A-/A3	6,050,000	7,056,417

Massachusetts Development Finance Agency, 5.00% due 7/1/2025 (CareGroup Healthcare)	A-/A3	2,500,000	2,934,300

Massachusetts Development Finance Agency, 5.00% due 7/1/2025 (Mount Auburn Hospital Health Records System)	A-/A3	2,465,000	2,893,220

Massachusetts Development Finance Agency, 5.00% due 7/1/2026 (CareGroup Healthcare)	A-/A3	3,000,000	3,550,140

Massachusetts Development Finance Agency, 5.75% due 12/1/2042 pre-refunded 5/1/2019 (Dominion Energy Brayton Point Station Units 1 and 2)	BBB/Baa2	2,000,000	2,196,820

Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	1,800,000	1,800,234

Massachusetts Educational Financing Authority, 5.50% due 1/1/2018	AA/NR	11,170,000	11,633,555

Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	AA/NR	7,500,000	8,264,925

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2018 (UMass Memorial Health Care)	BBB+/ Baa3	$4,290,000	$4,503,771

Massachusetts Housing Finance Agency, 2.00% due 6/1/2019 (Low and Moderate Income Housing)	AA-/Aa3	11,915,000	11,916,549

Michigan — 3.38%

Board of Governors of Wayne State University, 5.00% due 11/15/2022 (Educational Facilities and Equipment)	A+/Aa3	425,000	484,615

Board of Governors of Wayne State University, 5.00% due 11/15/2023 (Educational Facilities and Equipment)	A+/Aa3	305,000	352,781

Board of Governors of Wayne State University, 5.00% due 11/15/2024 (Educational Facilities and Equipment)	A+/Aa3	515,000	599,007

Board of Governors of Wayne State University, 5.00% due 11/15/2025 (Educational Facilities and Equipment)	A+/Aa3	625,000	725,088

Byron Center Michigan Public Schools, 4.00% due 5/1/2017 (Insured: AGM/Q-SBLF)	AA/NR	1,305,000	1,317,580

Byron Center Michigan Public Schools, 4.00% due 5/1/2018 (Insured: AGM/Q-SBLF)	AA/NR	1,935,000	2,003,170

Byron Center Michigan Public Schools, 4.00% due 5/1/2020 (Insured: AGM/Q-SBLF)	AA/NR	1,000,000	1,069,460

City of Battle Creek County of Calhoun GO, 5.00% due 5/1/2020 (Downtown Development; Insured: AMBAC)	AA/A1	3,200,000	3,343,936

County of Genesee GO, 5.00% due 11/1/2022 (Water Supply System; Insured: BAM)	AA/A2	600,000	675,234

County of Livingston GO, 4.00% due 5/1/2018 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,034,560

County of Livingston GO, 4.00% due 5/1/2020 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,068,790

County of Livingston GO, 4.00% due 5/1/2021 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,081,220

Kalamazoo Hospital Finance Authority, 4.50% due 5/15/2017 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,830,000	1,852,051

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	1,520,000	1,591,698

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA/A2	2,500,000	2,617,925

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,906,886

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 pre-refunded 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,300,000	1,440,595

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,050,000	1,150,149

Livonia Public Schools School District GO, 4.00% due 5/1/2020 (School Building & Site)	A/A3	800,000	842,104

Livonia Public Schools School District GO, 5.00% due 5/1/2021 (School Building & Site)	A/A3	900,000	996,066

Michigan Finance Authority, 4.00% due 8/1/2018 (Beaumont Health Credit Group)	A/A1	500,000	518,940

Michigan Finance Authority, 5.00% due 8/1/2019 (Ypsilanti Community Schools)	A+/NR	1,150,000	1,236,652

Michigan Finance Authority, 5.00% due 8/1/2020 (Ypsilanti Community Schools)	A+/NR	1,220,000	1,333,314

Michigan Finance Authority, 5.00% due 8/1/2021 (Ypsilanti Community Schools)	A+/NR	1,295,000	1,436,000

Michigan Finance Authority, 5.00% due 8/1/2022 (Ypsilanti Community Schools)	A+/NR	1,375,000	1,545,335

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Michigan Finance Authority, 5.00% due 12/1/2022 (Trinity Health Credit Group)	AA-/Aa3	$1,000,000	$1,150,340

	Michigan Finance Authority, 5.00% due 8/1/2023 (Beaumont Health Credit Group)	A/A1	3,800,000	4,315,660

	Michigan Finance Authority, 5.00% due 12/1/2023 (Trinity Health Credit Group)	AA-/Aa3	2,500,000	2,910,050

	Michigan Finance Authority, 5.00% due 8/1/2024 (Beaumont Health Credit Group)	A/A1	7,000,000	8,020,880

	Michigan Finance Authority, 5.00% due 12/1/2024 (Trinity Health Credit Group)	AA-/Aa3	1,000,000	1,174,400

	Michigan Finance Authority, 5.00% due 8/1/2025 (Beaumont Health Credit Group)	A/A1	8,000,000	9,226,720

	Michigan Finance Authority, 5.00% due 11/15/2027 (Henry Ford Health System)	A/A3	1,000,000	1,137,500

	Michigan Municipal Bond Authority, 5.00% due 10/1/2020 (Clean Water Fund)	AAA/Aaa	35,000	36,282

	Michigan State Building Authority, 5.50% due 10/15/2017 (ETM)	NR/NR	525,000	543,722

	Michigan State Building Authority, 5.50% due 10/15/2017 (Facilities Program) (ETM)	NR/NR	165,000	170,897

	Michigan State Building Authority, 5.50% due 10/15/2017 (Facilities Program)	A+/Aa2	3,460,000	3,575,218

	Michigan State Building Authority, 5.00% due 4/15/2023 (Facilities Program)	A+/Aa2	1,000,000	1,154,480

	Michigan State Building Authority, 5.00% due 4/15/2024 (Facilities Program)	A+/Aa2	1,000,000	1,167,720

	Michigan State Building Authority, 5.00% due 4/15/2025 (Facilities Program)	A+/Aa2	1,555,000	1,828,074

	Michigan State Building Authority, 5.00% due 4/15/2026 (Facilities Program)	A+/Aa2	750,000	887,797

	Michigan State Hospital Finance Authority, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)	A+/A1	1,500,000	1,548,705

	Michigan State Hospital Finance Authority, 5.50% due 11/15/2017 (Henry Ford Health System) (ETM)	A/A3	1,530,000	1,589,854

	Michigan State Hospital Finance Authority, 5.00% due 7/15/2018 pre-refunded 7/15/2017 (Oakwood Hospital)	A/A1	1,000,000	1,021,940

	Michigan State Hospital Finance Authority, 5.50% due 11/15/2018 (Henry Ford Health System) (ETM)	A/A3	3,500,000	3,774,610

	Michigan State Hospital Finance Authority, 6.00% due 12/1/2018 (Trinity Health)	AA-/Aa3	2,000,000	2,173,540

	Michigan State Hospital Finance Authority, 5.00% due 7/15/2019 pre-refunded 7/15/2017 (Oakwood Hospital)	A/A1	2,000,000	2,043,880

	Michigan State Hospital Finance Authority, 5.00% due 10/1/2026 put 6/1/2017 (Ascension Health)	NR/Aa3	11,100,000	11,281,374

	Michigan Strategic Fund, 5.00% due 10/15/2017 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa2	2,000,000	2,059,720

	Michigan Strategic Fund, 5.25% due 10/15/2019 pre-refunded 10/15/2018 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa2	2,550,000	2,730,565

[a]	Michigan Strategic Fund, 5.25% due 10/15/2020 pre-refunded 10/15/2018 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa2	4,025,000	4,310,010

	Plymouth-Canton Community Schools GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	NR/Aa1	1,500,000	1,551,840

	Plymouth-Canton Community Schools GO, 4.00% due 5/1/2019 (Insured: Q-SBLF)	NR/Aa1	1,000,000	1,054,100

	Plymouth-Canton Community Schools GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	NR/Aa1	1,000,000	1,100,980

	Royal Oak Hospital Finance Authority, 5.25% due 8/1/2017 (William Beaumont Hospital) (ETM)	NR/A1	5,855,000	6,003,776

	Royal Oak Hospital Finance Authority, 5.00% due 9/1/2020 (William Beaumont Hospital)	A/A1	1,200,000	1,319,100

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2021 (William Beaumont Hospital)	A/A1	$2,500,000	$2,783,425

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2023 (William Beaumont Hospital)	A/A1	1,240,000	1,409,434

Royal Oak Hospital Finance Authority, 5.00% due 9/1/2024 (William Beaumont Hospital)	A/A1	2,000,000	2,289,980

School District of the City of Dearborn GO, 3.00% due 5/1/2019 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	445,000	458,920

School District of the City of Dearborn GO, 4.00% due 5/1/2020 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	350,000	374,077

School District of the City of Dearborn GO, 4.00% due 5/1/2021 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	570,000	616,295

School District of the City of Dearborn GO, 4.00% due 5/1/2022 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	535,000	582,481

School District of the City of Dearborn GO, 4.00% due 5/1/2023 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa1	625,000	684,225

School District of the City of Detroit GO, 5.00% due 5/1/2020 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	2,200,000	2,391,862

School District of the City of Detroit GO, 5.00% due 5/1/2021 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	4,000,000	4,406,120

School District of the City of Detroit GO, 5.00% due 5/1/2022 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa1	3,000,000	3,341,220

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2017 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,085,000	1,098,899

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2018 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,285,000	1,346,410

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2020 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,335,000	1,473,760

St. Johns Public Schools GO, 5.00% due 5/1/2021 (Insured: Natl-Re/FGIC/ Q-SBLF)	AA-/Aa2	1,000,000	1,122,520

State Building Authority of the State of Michigan, 5.00% due 10/15/2020 (Higher Education Facilities Program)	A+/Aa2	1,000,000	1,113,560

State Building Authority of the State of Michigan, 5.00% due 10/15/2021 (Higher Education Facilities Program)	A+/Aa2	1,000,000	1,133,150

State Building Authority of the State of Michigan, 5.00% due 10/15/2022 (Higher Education Facilities Program)	A+/Aa2	3,000,000	3,447,870

State Building Authority of the State of Michigan, 5.00% due 10/15/2023 (Higher Education Facilities Program)	A+/Aa2	7,715,000	8,957,269

State of Michigan, 5.00% due 3/15/2025 (Jobs Today Highway Program & Governor’s Economic Stimulus Program)	AA/A2	19,000,000	22,264,390

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2018 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	1,725,000	1,784,616

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2019 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA-/NR	9,925,000	10,461,942

Warren Consolidated School District GO, 4.00% due 5/1/2017 (Insured: Q-SBLF)	AA-/NR	1,035,000	1,044,801

Warren Consolidated School District GO, 5.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,047,020

Warren Consolidated School District GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,099,500

Warren Consolidated School District GO, 5.00% due 5/1/2021 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,120,310

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport; Insured: Natl-Re)	AA-/A2	1,000,000	1,033,740

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport)	A/A2	$2,420,000	$2,501,312

Wayne County Airport Authority, 5.00% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	12,645,000	13,743,345

Wayne County Airport Authority, 5.50% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	2,600,000	2,862,574

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	4,395,000	4,916,774

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	3,115,000	3,484,813

Wayne State University, 5.00% due 11/15/2023	A+/Aa3	3,865,000	4,452,016

Wayne State University, 5.00% due 11/15/2024	A+/Aa3	4,840,000	5,629,501

Wayne State University, 5.00% due 11/15/2025	A+/Aa3	5,775,000	6,747,972

Wayne State University, 5.00% due 11/15/2026	A+/Aa3	3,000,000	3,503,460

Western Townships Utilities Authority GO, 5.00% due 1/1/2017 (Sewage Disposal System)	AA/NR	1,500,000	1,500,165

Western Townships Utilities Authority GO, 5.00% due 1/1/2018 (Sewage Disposal System)	AA/NR	1,500,000	1,555,110

Minnesota — 0.84%

City of Rochester, 4.00% due 11/15/2030 (Mayo Clinic)	AA/Aa2	1,400,000	1,465,982

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	2,920,000	2,960,121

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	1,000,000	1,013,740

City of St. Cloud, 5.00% due 5/1/2018 (CentraCare Health System)	NR/A1	3,105,000	3,257,083

City of St. Cloud, 5.00% due 5/1/2019 (CentraCare Health System)	NR/A1	3,495,000	3,768,868

City of St. Cloud, 5.00% due 5/1/2020 (CentraCare Health System)	NR/A1	3,310,000	3,652,916

City of St. Paul Housing & Redevelopment Authority, 5.00% due 2/1/2018 (Gillette Children’s Specialty Healthcare Project)	A/NR	1,255,000	1,296,992

City of St. Paul Housing & Redevelopment Authority, 5.25% due 2/1/2020 (Gillette Children’s Specialty Healthcare Project)	A/NR	2,010,000	2,132,509

County of Clay GO, 3.00% due 4/1/2018 (State-Aid Road Improvements)	AA/NR	1,225,000	1,254,179

Le Sueur-Henderson ISD No. 2397 GO, 3.00% due 4/1/2021 (Minnesota School District Credit Enhancement Program)	AA+/NR	1,125,000	1,173,904

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2017 (Insured: AMBAC) (ETM)	AA-/NR	8,005,000	8,005,961

Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2017 (Essential Health; Insured: AGM)	AA/NR	2,500,000	2,512,250

Northern Municipal Power Agency, 5.00% due 1/1/2019 (Electric System)	A-/A3	5,000,000	5,341,950

Northern Municipal Power Agency, 5.00% due 1/1/2020 (Electric System)	A-/A3	3,500,000	3,824,870

Port Authority of the City of St. Paul, 5.00% due 12/1/2017 (Minnesota Andersen Office Building)	AA/Aa2	4,945,000	5,118,471

Port Authority of the City of St. Paul, 4.00% due 12/1/2018 (Minnesota Freeman Office Building)	AA/Aa2	3,925,000	4,116,501

Port Authority of the City of St. Paul, 5.00% due 12/1/2019 (Minnesota Freeman Office Building)	AA/Aa2	2,000,000	2,186,460

Port Authority of the City of St. Paul, 5.00% due 12/1/2020 (Minnesota Freeman Office Building)	AA/Aa2	2,675,000	2,985,273

Port Authority of the City of St. Paul, 5.00% due 12/1/2021 (Minnesota Andersen Office Building)	AA/Aa2	965,000	1,096,163

Port Authority of the City of St. Paul, 5.00% due 12/1/2022 (Minnesota Andersen Office Building)	AA/Aa2	1,250,000	1,442,300

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2023 (HealthPartners)	A/A2	$1,000,000	$1,150,500

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2024 (HealthPartners)	A/A2	600,000	697,590

St. Paul Housing and Redevelopment Authority, 5.00% due 7/1/2025 (HealthPartners)	A/A2	250,000	292,395

Mississippi — 0.28%

Lamar County School District GO, 3.50% due 6/1/2017 (Educational and Performing Arts Capital Projects)	A/NR	1,700,000	1,716,405

Mississippi Development Bank, 4.75% due 7/1/2017 (Canton GO Public Improvement Project) (ETM)	NR/NR	335,000	338,742

Mississippi Development Bank, 5.00% due 8/1/2018 (Department of Corrections)	AA-/NR	4,910,000	5,172,832

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,640,160

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,093,440

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Harrison County Highway)	AA-/Aa3	2,500,000	2,790,200

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Madison County Highway)	AA-/Aa3	2,000,000	2,232,160

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Harrison County Highway)	AA-/Aa3	1,000,000	1,133,990

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,133,990

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,727,685

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Madison County Highway)	AA-/Aa3	1,250,000	1,439,738

Missouri — 1.44%

Cass County COP, 4.00% due 5/1/2018	A/NR	2,255,000	2,318,253

Cass County COP, 4.50% due 5/1/2019	A/NR	1,270,000	1,336,434

Cass County COP, 5.00% due 5/1/2020	A/NR	2,255,000	2,441,083

Cass County COP, 5.00% due 5/1/2021	A/NR	1,750,000	1,883,717

Jackson County, 4.00% due 12/1/2017 (Parking Facility Projects)	NR/Aa3	500,000	513,160

Jackson County, 4.00% due 12/1/2019 (Parking Facility Projects)	NR/Aa3	500,000	531,725

Jackson County, 4.00% due 12/1/2021 (Parking Facility Projects)	NR/Aa3	1,000,000	1,087,040

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District) (ETM)	NR/NR	695,000	738,465

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Redevelopment District)	AA-/A1	1,305,000	1,377,166

Kansas City Municipal Assistance Corp., 5.00% due 4/15/2018 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: Natl-Re)	AA/A1	1,000,000	1,044,690

Kansas City Municipal Assistance Corp., 0% due 4/15/2021 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	10,055,000	8,894,251

Kansas City Municipal Assistance Corp., 0% due 4/15/2022 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	5,040,000	4,311,972

Missouri Development Finance Board, 5.00% due 6/1/2017 (City of Independence Electric System)	A/NR	1,525,000	1,547,219

Missouri Development Finance Board, 5.00% due 6/1/2018 (City of Independence Electric System)	A/NR	1,705,000	1,782,032

Missouri Development Finance Board, 4.00% due 6/1/2019 (City of Independence Electric System)	A/NR	1,000,000	1,043,690

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Missouri Development Finance Board, 5.00% due 6/1/2019 (City of Independence Electric System)	A/NR	$1,790,000	$1,910,198

Missouri Development Finance Board, 4.00% due 6/1/2020 (City of Independence Electric System)	A/NR	1,265,000	1,327,997

Missouri Development Finance Board, 5.00% due 6/1/2020 (City of Independence Electric System)	A/NR	1,000,000	1,082,390

Missouri Development Finance Board, 4.00% due 6/1/2021 (City of Independence Electric System)	A/NR	2,465,000	2,598,997

Missouri Development Finance Board, 4.00% due 6/1/2022 (City of Independence Electric System)	A/NR	3,155,000	3,340,325

Missouri Development Finance Board, 0.71% due 12/1/2033 put 1/3/2017 (The Nelson Gallery Foundation; SPA: Northern Trust Co.) (daily demand notes)	AAA/Aaa	21,655,000	21,655,000

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2017 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,014,530

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2019 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,077,960

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2020 pre-refunded 5/15/2019 (Children’s Mercy Hospital)	NR/NR	830,000	898,915

Missouri Health and Educational Facilities Authority, 5.00% due 5/15/2020 (Children’s Mercy Hospital)	A+/NR	170,000	183,571

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2020 (Saint Luke’s Health System, Inc.)	A+/A1	1,400,000	1,548,792

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2021 (Saint Luke’s Health System, Inc.)	A+/A1	1,710,000	1,916,705

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2023 (Saint Luke’s Health System, Inc.)	A+/A1	2,000,000	2,290,040

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2024 (Saint Luke’s Health System, Inc.)	A+/A1	1,585,000	1,825,334

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2026 (Saint Luke’s Health System, Inc.)	NR/NR	2,000,000	2,310,580

Platte County, 4.00% due 4/1/2017 (Community & Resource Centers)	NR/A1	1,500,000	1,509,750

Platte County, 4.00% due 4/1/2018 (Community & Resource Centers)	NR/A1	2,110,000	2,171,338

Platte County, 5.00% due 4/1/2019 (Community & Resource Centers)	NR/A1	2,000,000	2,136,740

Platte County, 5.00% due 4/1/2021 (Community & Resource Centers)	NR/A1	2,440,000	2,697,054

Southeast Missouri State University, 5.00% due 4/1/2018 (City of Cape Girardeau Campus System Facilities)	A/NR	1,165,000	1,217,332

Southeast Missouri State University, 5.00% due 4/1/2020 (City of Cape Girardeau Campus System Facilities)	A/NR	2,825,000	3,098,008

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2019 (State Aid Withholding)	AA+/NR	1,615,000	1,698,560

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2020 (State Aid Withholding)	AA+/NR	1,600,000	1,703,904

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2021 (State Aid Withholding)	AA+/NR	2,055,000	2,213,009

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2022 (State Aid Withholding)	AA+/NR	3,300,000	3,575,616

St. Louis Municipal Finance Corp., 5.00% due 2/15/2017 (City Justice Center)	A/A3	2,000,000	2,009,700

St. Louis Municipal Finance Corp., 5.00% due 2/15/2018 (City Justice Center)	A/A3	3,865,000	4,019,252

Montana — 0.04%

City of Forsyth, 0.75% due 1/1/2018 put 1/3/2017 (PacifiCorp; LOC: Bank of Nova Scotia) (daily demand notes)	A+/Aa2	2,925,000	2,925,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Nebraska — 0.11%

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2022 (Nebraska Methodist Health System)	A-/NR	$1,670,000	$1,883,560

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2023 (Nebraska Methodist Health System)	A-/NR	1,905,000	2,167,814

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2024 (Nebraska Methodist Health System)	A-/NR	1,400,000	1,602,216

Douglas County Hospital Authority No. 3, 5.00% due 11/1/2025 (Nebraska Methodist Health System)	A-/NR	2,005,000	2,303,484

Nevada — 3.39%

Carson City, 5.00% due 9/1/2019 (Carson Tahoe Regional Healthcare)	BBB+/NR	1,000,000	1,070,640

Carson City, 5.00% due 9/1/2020 (Carson Tahoe Regional Healthcare)	BBB+/NR	1,000,000	1,088,060

Carson City, 5.00% due 9/1/2022 (Carson Tahoe Regional Healthcare)	BBB+/NR	2,450,000	2,734,274

City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)	NR/NR	1,610,000	1,653,567

City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)	AA-/Aa3	2,690,000	2,751,628

City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	NR/NR	720,000	764,906

City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	AA-/Aa3	3,280,000	3,445,279

City of Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)	AA/Aa2	1,825,000	1,852,412

City of Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)	AA/Aa2	2,095,000	2,242,467

City of Reno, 5.25% due 6/1/2018 (Washoe Medical Center; Insured: AGM)	AA/A2	1,000,000	1,051,590

Clark County School District GO, 5.00% due 6/15/2021 (Acquisition of Transportation & Technology Equipment)	AA-/A1	20,000,000	22,535,800

Clark County School District GO, 5.00% due 6/15/2021 (Acquisition of Transportation & Technology Equipment)	AA-/A1	21,405,000	24,118,940

Clark County School District GO, 5.00% due 6/15/2022 (Acquisition of Transportation & Technology Equipment)	AA-/A1	27,150,000	31,100,053

Clark County School District GO, 5.00% due 6/15/2022 (Acquisition of Transportation & Technology Equipment)	AA-/A1	2,560,000	2,932,454

Clark County School District GO, 5.00% due 6/15/2026 (Acquisition of Transportation & Technology Equipment)	AA-/A1	12,180,000	14,632,565

Las Vegas Clark County Library District GO, 5.00% due 1/1/2018	AA/Aa2	6,535,000	6,780,455

Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	AA/Aa2	3,000,000	3,205,800

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2023	A+/A1	800,000	921,960

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2024	A+/A1	3,155,000	3,662,324

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2025	A+/A1	1,250,000	1,463,013

Las Vegas Convention and Visitors Authority, 5.00% due 7/1/2026	A+/A1	1,000,000	1,176,990

Las Vegas Valley Water District GO, 5.00% due 6/1/2017	AA/Aa1	1,050,000	1,067,913

Las Vegas Valley Water District GO, 5.00% due 6/1/2019	AA/Aa1	1,000,000	1,084,170

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA/Aa1	4,255,000	4,725,475

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA/Aa1	5,080,000	5,641,696

Las Vegas Valley Water District GO, 5.00% due 6/1/2021	AA/Aa1	5,000,000	5,675,950

Las Vegas Valley Water District GO, 5.00% due 6/1/2023	AA/Aa1	15,995,000	18,665,045

Las Vegas Valley Water District GO, 5.00% due 6/1/2024	AA/Aa1	13,825,000	16,332,578

Las Vegas Valley Water District GO, 5.00% due 6/1/2025	AA/Aa1	7,505,000	8,932,001

Las Vegas Valley Water District GO, 5.00% due 12/1/2025	AA/Aa1	20,000,000	23,852,600

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Las Vegas Valley Water District GO, 5.00% due 6/1/2026	AA/Aa1	$18,630,000	$22,150,138

Washoe County GO, 5.00% due 7/1/2021 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	1,700,000	1,933,478

Washoe County GO, 5.00% due 7/1/2022 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	2,500,000	2,815,125

New Hampshire — 0.50%

New Hampshire Health and Education Facilities Authority, 5.00% due 10/1/2017 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,026,150

New Hampshire Health and Education Facilities Authority, 0.75% due 7/1/2033 put 1/3/2017 (University System of New Hampshire; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa3	17,450,000	17,450,000

New Hampshire Health and Education Facilities Authority, 0.75% due 7/1/2035 put 1/3/2017 (University System of New Hampshire; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA-/Aa3	3,530,000	3,530,000

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2017 (Insured: Natl-Re)	AA/Aa3	3,130,000	3,208,031

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020	AA+/Aa2	1,000,000	1,125,980

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2022	AA+/Aa2	2,770,000	3,231,233

New Hampshire Turnpike System, 5.00% due 2/1/2017	A+/A1	2,425,000	2,433,366

New Hampshire Turnpike System, 5.00% due 2/1/2018	A+/A1	1,295,000	1,346,955

New Hampshire Turnpike System, 5.00% due 2/1/2020	A+/A1	1,000,000	1,095,830

New Hampshire Turnpike System, 5.00% due 2/1/2021	A+/A1	1,260,000	1,407,294

New Jersey — 2.19%

Burlington County Bridge Commission, 5.00% due 12/1/2018 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,069,630

City of Jersey City GO, 4.00% due 8/1/2020 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,650,000	2,845,332

City of Jersey City GO, 4.00% due 8/1/2021 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,805,000	3,038,909

City of Jersey City GO, 5.00% due 8/1/2022 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,530,000	2,891,006

City of Jersey City GO, 5.00% due 8/1/2023 (Qualified General Improvement; Insured: BAM) (State Aid Withholding)	AA/Aa3	2,455,000	2,835,206

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	5,000,000	6,050,000

Gloucester County Improvement Authority, 2.125% due 12/1/2029 put 12/1/2017 (Waste Management)	A-/NR	2,000,000	2,012,880

Hudson County Improvement Authority, 4.75% due 10/1/2017 (Hudson County Lease; Insured: AGM)	AA/Aa3	4,065,000	4,167,926

Hudson County Improvement Authority, 4.75% due 10/1/2018 (Hudson County Lease; Insured: AGM)	AA/Aa3	2,000,000	2,108,220

Hudson County Improvement Authority, 4.75% due 10/1/2019 (Hudson County Lease; Insured: AGM)	AA/Aa3	4,390,000	4,725,703

Hudson County Improvement Authority, 5.375% due 10/1/2020 (Hudson County Lease; Insured: AGM)	AA/Aa3	2,020,000	2,255,896

New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	BBB+/A3	5,525,000	5,884,457

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction) (ETM)	NR/NR	365,000	406,555

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction)	BBB+/A3	135,000	142,750

New Jersey EDA, 5.00% due 6/15/2022 (School Facilities Construction)	BBB+/A3	8,000,000	8,431,040

New Jersey EDA, 5.00% due 3/1/2023 (School Facilities Construction)	BBB+/A3	8,015,000	8,467,126

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey EDA, 5.00% due 6/15/2023 (School Facilities Construction)	BBB+/A3	$2,000,000	$2,113,460

New Jersey EDA, 5.75% due 9/1/2023 pre-refunded 3/1/2021 (School Facilities Construction)	NR/A3	4,955,000	5,724,759

New Jersey EDA, 5.75% due 9/1/2023 (School Facilities Construction)	BBB+/A3	550,000	593,186

New Jersey EDA, 5.00% due 6/15/2024 (School Facilities Construction)	BBB+/A3	4,250,000	4,480,860

New Jersey EDA, 5.00% due 3/1/2025 (School Facilities Construction)	BBB+/A3	4,575,000	4,762,758

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	BBB+/A3	11,150,000	11,490,409

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2023 (Virtua Health Issue)	AA-/NR	535,000	617,604

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (Virtua Health Issue)	AA-/NR	1,000,000	1,155,530

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2017 (Student Loans)	AA/Aa2	1,910,000	1,967,491

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2018	AA/Aa2	3,000,000	3,166,830

New Jersey Higher Educational Assistance Authority, 5.25% due 12/1/2019	AA/Aa2	5,650,000	6,111,209

New Jersey Transit Corp., 5.00% due 9/15/2021 (Urban Public Transportation Capital Improvement)	A/A3	3,395,000	3,639,780

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019 (State Transportation System Improvements)	BBB+/A3	1,000,000	1,046,230

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System Improvements)	A+/A3	2,500,000	2,671,850

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020 (State Transportation System Improvements)	BBB+/A3	1,000,000	1,054,990

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021 (State Transportation System Improvements)	BBB+/A3	2,570,000	2,726,796

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2022 (State Transportation System Improvements)	BBB+/A3	2,000,000	2,141,760

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/A3	4,500,000	4,681,800

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/A3	3,000,000	3,239,910

New Jersey Transportation Trust Fund Authority, 5.25% due 12/15/2023 (State Transportation System Improvements; Insured: AMBAC)	BBB+/A3	3,545,000	3,795,171

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/A3	5,500,000	5,710,100

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/A3	3,000,000	3,249,720

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	BBB+/A3	1,660,000	1,752,362

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2025 (State Transportation System Improvements)	A+/A3	500,000	542,095

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2027 (State Transportation System Improvements)	A+/A3	2,000,000	2,165,580

New Jersey Transportation Trust Fund Authority, 1.93% due 6/15/2034 put 12/15/2021 (State Transportation System Improvements)	BBB+/A3	4,000,000	3,855,520

Ocean Township Municipal Utility Authority, 6.00% due 8/1/2017 (Insured: Natl-Re)	AA-/A3	780,000	796,052

Passaic Valley Sewer Commissioners GO, 5.625% due 12/1/2018 (Sewer System)	NR/A3	1,210,000	1,294,567

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2019 (Sewer System)	NR/A3	2,000,000	2,196,060

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2020 (Sewer System)	NR/A3	$4,250,000	$4,761,955

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2021 (Sewer System)	NR/A3	4,500,000	5,115,555

Township of Wayne GO, 2.00% due 2/15/2018 (General Improvements and Water Utility System)	AA+/Aaa	1,295,000	1,307,160

New Mexico — 0.60%

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	2,300,000	2,503,504

City of Farmington, 1.875% due 6/1/2032 put 9/1/2017 (El Paso Electric Co.-Four Corners Project)	BBB/Baa1	3,000,000	2,989,560

City of Santa Fe, 4.50% due 5/15/2022 (El Castillo Retirement Residences)	BBB-/NR	2,585,000	2,675,010

Incorporated County of Los Alamos, 5.50% due 6/1/2017	AA+/A1	2,365,000	2,409,155

Incorporated County of Los Alamos, 5.50% due 6/1/2018	AA+/A1	2,205,000	2,334,059

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	6,000,000	6,117,120

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018 (Student Loans)	AAA/Aaa	5,000,000	5,339,450

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021 (Student Loans)	AAA/Aaa	3,000,000	3,327,210

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2024 (Presbyterian Healthcare Services)	AA/Aa3	1,030,000	1,204,842

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2025 (Presbyterian Healthcare Services)	AA/Aa3	750,000	884,647

Regents of New Mexico State University, 5.00% due 4/1/2020 (Corbett Center Student Union & NMSU Golf Course)	AA-/Aa3	3,095,000	3,420,934

Regents of New Mexico State University, 5.00% due 4/1/2021 (Corbett Center Student Union & NMSU Golf Course)	AA-/Aa3	1,845,000	2,084,020

Regents of New Mexico State University, 5.00% due 4/1/2022 (Corbett Center Student Union & NMSU Golf Course)	AA-/Aa3	1,250,000	1,434,575

Rio Rancho Public School District No. 94 GO, 3.00% due 8/1/2017 (State Aid Withholding)	NR/Aa2	2,530,000	2,558,387

Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2018 (State Aid Withholding)	NR/Aa2	3,940,000	4,107,883

New York — 12.29%

City of Long Beach School District GO, 3.50% due 5/1/2022 (Insured: AGM) (State Aid Withholding)	AA/Aa2	1,600,000	1,673,552

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	3,000,000	3,399,000

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	9,000,000	10,197,000

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,350,000	8,327,550

City of New York GO, 5.00% due 8/1/2021 (City Budget Financial Management)	AA/Aa2	7,775,000	8,809,075

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	3,000,000	3,452,160

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	6,625,000	7,623,520

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	20,000,000	23,014,400

City of New York GO, 5.00% due 8/1/2022 (City Budget Financial Management)	AA/Aa2	13,075,000	15,045,664

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	$9,520,000	$11,114,124

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	12,985,000	15,159,338

City of New York GO, 5.00% due 8/1/2024 (City Budget Financial Management)	AA/Aa2	40,145,000	47,471,061

City of New York GO, 0.75% due 8/1/2035 put 1/3/2017 (Capital Projects) (daily demand notes)	AA/Aa2	9,590,000	9,590,000

City of New York GO, 0.74% due 8/1/2038 put 1/3/2017 (City Budget Financial Management; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	5,800,000	5,800,000

City of New York GO, 0.74% due 3/1/2040 put 1/3/2017 (Capital Projects) (daily demand notes)	AA/Aa2	11,100,000	11,100,000

Erie County Individual Development Agency, 5.00% due 5/1/2017 (Buffalo School District)	AA/Aa2	7,265,000	7,369,543

Erie County Individual Development Agency, 5.00% due 5/1/2018 (Buffalo School District)	AA/Aa2	5,000,000	5,259,950

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA/NR	2,000,000	2,239,880

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA-/A1	12,955,000	14,437,959

Metropolitan Transportation Authority, 5.00% due 11/15/2021	AA-/A1	24,325,000	27,577,009

Metropolitan Transportation Authority, 5.00% due 11/15/2034	AA-/A1	550,000	597,944

Monroe County Industrial Development Corp., 5.00% due 6/1/2018 (St. John Fisher College)	A-/NR	1,425,000	1,487,956

Monroe County Industrial Development Corp., 5.00% due 6/1/2019 (St. John Fisher College)	A-/NR	1,030,000	1,100,380

Monroe County Industrial Development Corp., 5.00% due 6/1/2022 (St. John Fisher College)	A-/NR	2,000,000	2,230,520

Nassau County IDA, 5.25% due 3/1/2018 (New York Institute of Technology) (ETM)	BBB+/Baa2	1,260,000	1,320,077

Nassau County IDA, 5.25% due 3/1/2020 (New York Institute of Technology) (ETM)	BBB+/Baa2	1,715,000	1,904,490

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2019 (Healthcare Facilities Improvements)	A+/Aa3	2,700,000	2,898,072

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	10,000,000	11,029,800

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2021 (Healthcare Facilities Improvements)	A+/Aa3	2,615,000	2,879,873

New York City Municipal Water Finance Authority, 0.71% due 6/15/2035 put 1/3/2017 (Water & Sewer System; LOC: Citibank, N.A.) (daily demand notes)	AAA/Aa1	48,505,000	48,505,000

New York City Municipal Water Finance Authority, 0.74% due 6/15/2043 put 1/3/2017 (Water and Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	24,500,000	24,500,000

New York City Municipal Water Finance Authority, 0.74% due 6/15/2044 put 1/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AAA/Aa1	19,795,000	19,795,000

New York City Municipal Water Finance Authority, 0.75% due 6/15/2048 put 1/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	12,975,000	12,975,000

New York City Municipal Water Finance Authority, 0.74% due 6/15/2050 put 1/3/2017 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	12,900,000	12,900,000

New York City Municipal Water Finance Authority, 0.74% due 6/15/2050 put 1/3/2017 (Water and Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	76,550,000	76,550,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Transitional Finance Authority, 5.00% due 1/15/2018 (School Financing Act) (State Aid Withholding)	AA/Aa2	$4,865,000	$5,062,032

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	2,000,000	2,136,300

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,500,000	1,602,225

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	11,730,000	12,529,399

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	3,075,000	3,284,561

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	1,645,000	1,757,107

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects & WTC Recovery Costs)	AAA/Aa1	12,725,000	13,592,209

New York City Transitional Finance Authority, 0.77% due 11/1/2022 put 1/3/2017 (World Trade Center Recovery; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aa1	525,000	525,000

New York City Transitional Finance Authority, 0.74% due 11/1/2036 put 1/3/2017 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	7,450,000	7,450,000

New York City Transitional Finance Authority, 0.71% due 8/1/2039 put 1/3/2017 (City Capital Projects; SPA: State Street Bank & Trust Co.) (daily demand notes)	AAA/Aa1	40,320,000	40,320,000

New York City Transitional Finance Authority, 0.71% due 8/1/2039 put 1/3/2017 (City Capital Projects; SPA: U.S. Bank, N.A.) (daily demand notes)	AAA/Aa1	17,500,000	17,500,000

New York City Transitional Finance Authority, 0.74% due 11/1/2042 put 1/3/2017 (City Capital Projects; SPA: Barclays Bank plc) (daily demand notes)	AAA/Aa1	16,800,000	16,800,000

New York City Transitional Finance Authority, 0.74% due 2/1/2045 put 1/3/2017 (City Capital Projects; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AAA/Aa1	39,510,000	39,510,000

New York City Trust for Cultural Resources, 5.00% due 12/1/2026 (Lincoln Center for the Performing Arts, Inc.)	A+/A2	2,500,000	2,955,975

New York State Dormitory Authority, 5.50% due 2/15/2017 (Mental Health Services Facilities)	AA/NR	9,000,000	9,051,480

New York State Dormitory Authority, 5.25% due 5/15/2017 (Court Facilities Lease; Insured: AMBAC)	AA-/Aa2	4,945,000	5,023,774

New York State Dormitory Authority, 5.50% due 2/15/2018 (Mental Health Services Facilities)	AA/NR	5,280,000	5,535,763

New York State Dormitory Authority, 2.25% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	4,800,000	4,857,072

New York State Dormitory Authority, 5.00% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	325,000	340,265

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,500,000	2,658,150

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,395,000	1,482,997

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,520,000	2,679,415

New York State Dormitory Authority, 5.00% due 4/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	610,000	657,251

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,290,869

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,585,000	1,729,061

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	$2,645,000	$2,885,404

New York State Dormitory Authority, 5.00% due 12/15/2019 (Metropolitan Transportation Authority Service Contract)	AAA/Aa1	60,000,000	66,016,800

New York State Dormitory Authority, 5.00% due 4/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	1,000,000	1,102,800

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,000,000	1,098,860

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM)	AA/NR	1,250,000	1,394,000

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	2,100,000	2,341,920

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,000,000	1,115,200

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,775,000	3,091,461

New York State Dormitory Authority, 5.00% due 4/1/2021 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	450,000	506,039

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM)	AA/NR	1,100,000	1,250,469

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	1,250,000	1,420,988

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	750,000	848,948

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program; Insured: AGM)	AA/NR	1,800,000	2,082,204

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	300,000	346,155

New York State Dormitory Authority, 5.00% due 10/1/2023 (School Districts Financing Program; Insured: AGM)	AA/NR	2,500,000	2,935,225

New York State Dormitory Authority, 5.25% due 10/1/2023 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA/A1	2,000,000	2,283,480

New York State Dormitory Authority, 5.00% due 10/1/2024 (School Districts Financing Program; Insured: AGM)	AA/NR	2,000,000	2,371,220

New York State Dormitory Authority, 0.74% due 7/1/2033 put 1/3/2017 (University of Rochester; LOC: HSBC Bank USA, N.A.) (daily demand notes)	AAA/Aa1	5,565,000	5,565,000

New York State Housing Finance Agency, 0.75% due 11/1/2046 put 1/3/2017 (160 Madison Avenue Housing Development; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	16,950,000	16,950,000

New York State Housing Finance Agency, 0.75% due 11/1/2046 put 1/3/2017 (160 Madison Avenue Housing; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	29,595,000	29,595,000

New York State Thruway Authority, 5.00% due 5/1/2019 (New NY Bridge)	A-/A3	5,000,000	5,391,800

New York State Thruway Authority, 5.00% due 1/1/2020 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,186,260

New York State Thruway Authority, 5.00% due 1/1/2021 (Governor Thomas E. Dewey Thruway)	A/A2	2,500,000	2,787,125

New York State Thruway Authority, 5.00% due 1/1/2022 (Governor Thomas E. Dewey Thruway)	A/A2	3,000,000	3,398,910

New York State Thruway Authority, 5.00% due 1/1/2024 (Governor Thomas E. Dewey Thruway)	A/A2	1,000,000	1,166,680

New York State Thruway Authority, 5.00% due 3/15/2024 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/Aa1	18,300,000	20,556,756

New York State Thruway Authority, 5.00% due 1/1/2025 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,363,800

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Suffolk County Economic Development Corp., 5.00% due 7/1/2020 (Catholic Health Services)	BBB+/Baa1	$5,000,000	$5,508,550

Suffolk County Economic Development Corp., 5.00% due 7/1/2021 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,606,150

Suffolk County Economic Development Corp., 5.00% due 7/1/2022 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,573,250

The Port Authority of New York and New Jersey GO, 5.00% due 8/15/2017 (Insured: AGM)	AA/Aa3	4,725,000	4,844,353

Tobacco Settlement Financing Corp., 5.00% due 6/1/2018	AA/NR	3,725,000	3,919,072

Triborough Bridge & Tunnel Authority, 4.00% due 11/15/2017 (MTA Bridges & Tunnels)	AA-/Aa3	750,000	769,118

Triborough Bridge & Tunnel Authority, 5.00% due 11/15/2021 (MTA Bridges & Tunnels)	AA-/Aa3	5,140,000	5,865,614

United Nations Development Corp., 5.00% due 7/1/2017 (One, Two and Three U.N. Plaza)	NR/A1	3,000,000	3,060,180

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza)	NR/A1	4,000,000	4,331,320

West Seneca Central School District GO, 5.00% due 11/15/2022 (Insured: BAM) (State Aid Withholding)	AA/A2	1,000,000	1,156,710

North Carolina — 2.07%

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2017 (Carolinas HealthCare System)	AA-/Aa3	2,000,000	2,003,360

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2019 (Carolinas HealthCare System)	AA-/Aa3	600,000	630,780

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2021 (Carolinas HealthCare System)	AA-/Aa3	1,595,000	1,661,910

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2022 (Carolinas HealthCare System)	AA-/Aa3	845,000	920,822

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2023 (Carolinas HealthCare System)	AA-/Aa3	1,400,000	1,610,882

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2024 (Carolinas HealthCare System)	AA-/Aa3	2,855,000	3,309,687

City of Charlotte COP, 5.00% due 12/1/2020 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,000,000	1,119,210

City of Charlotte COP, 5.00% due 12/1/2021 (Equipment Acquisition & Public Facilities)	AA+/Aa1	1,100,000	1,253,934

City of Charlotte COP, 5.00% due 12/1/2022 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,405,000	2,786,553

City of Charlotte COP, 5.00% due 12/1/2023 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,145,000	2,517,587

City of Charlotte COP, 5.00% due 12/1/2025 (Equipment Acquisition & Public Facilities)	AA+/Aa1	2,290,000	2,742,412

County of Buncombe, 5.00% due 6/1/2022 (Primary, Middle School & Community College Facilities)	AA+/Aa2	1,000,000	1,150,710

County of Buncombe, 5.00% due 6/1/2023 (Primary, Middle School & Community College Facilities)	AA+/Aa2	750,000	875,198

County of Buncombe, 5.00% due 6/1/2024 (Primary, Middle School & Community College Facilities)	AA+/Aa2	600,000	709,722

County of Catawba, 4.00% due 10/1/2017	AA-/Aa2	1,000,000	1,021,740

County of Dare, 4.00% due 6/1/2017 (Educational Facility Capital Projects)	AA/Aa3	400,000	404,944

County of Dare, 4.00% due 6/1/2018 (Educational Facility Capital Projects)	AA/Aa3	425,000	440,878

County of Dare, 4.00% due 6/1/2019 (Educational Facility Capital Projects)	AA/Aa3	500,000	528,360

County of Dare, 4.00% due 6/1/2020 (Educational Facility Capital Projects)	AA/Aa3	765,000	819,330

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Dare, 5.00% due 6/1/2021 (Educational Facility Capital Projects)	AA/Aa3	$1,225,000	$1,377,745

County of Dare, 4.00% due 6/1/2022 (Educational Facility Capital Projects)	AA/Aa3	490,000	534,301

County of Dare, 5.00% due 6/1/2024 (Educational Facility Capital Projects)	AA/Aa3	700,000	804,265

County of Mecklenburg GO, 5.00% due 12/1/2018 (County Debt Restructuring)	AAA/Aaa	3,015,000	3,231,025

County of Randolph, 5.00% due 10/1/2020	A+/Aa3	500,000	554,240

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	1,065,000	1,199,850

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	500,000	563,310

County of Randolph, 5.00% due 10/1/2022	A+/Aa3	1,945,000	2,224,419

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	550,000	636,411

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	400,000	462,844

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: AMBAC) (ETM)	NR/NR	7,500,000	7,866,300

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: BHAC/AMBAC) (ETM)	AA+/Aa1	5,965,000	6,250,783

North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2019 pre-refunded 1/1/2018 (Insured: AGM)	AA/A3	3,105,000	3,234,416

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021 (ETM)	NR/NR	5,000,000	5,617,300

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022 (ETM)	NR/NR	4,715,000	5,409,425

North Carolina Infrastructure Finance Corp. COP, 5.00% due 5/1/2026 pre-refunded 5/1/2017 (North Carolina Capital Improvements; Insured: AGM)	AA+/Aa1	3,000,000	3,041,490

North Carolina Medical Care Commission, 5.00% due 6/1/2020 (Duke University Health System)	AA/Aa2	2,000,000	2,219,240

North Carolina Medical Care Commission, 5.00% due 6/1/2021 (Duke University Health System)	AA/Aa2	2,000,000	2,264,620

North Carolina Medical Care Commission, 5.00% due 6/1/2022 (Duke University Health System)	AA/Aa2	1,800,000	2,072,448

North Carolina Medical Care Commission, 5.00% due 6/1/2023 (Duke University Health System)	AA/Aa2	1,425,000	1,660,795

North Carolina Medical Care Commission, 5.00% due 6/1/2024 (Duke University Health System)	AA/Aa2	2,300,000	2,711,447

North Carolina Medical Care Commission, 5.00% due 6/1/2025 (Duke University Health System)	AA/Aa2	4,000,000	4,757,760

North Carolina Medical Care Commission, 5.00% due 6/1/2026 (Duke University Health System)	AA/Aa2	1,600,000	1,921,440

North Carolina Municipal Power Agency, 5.25% due 1/1/2017 (Catawba Electric)	A/A2	2,000,000	2,000,240

North Carolina Municipal Power Agency, 5.25% due 1/1/2017 (Catawba Electric) (ETM)	NR/NR	1,120,000	1,120,134

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric) (ETM)	NR/NR	3,250,000	3,344,737

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric)	A/A2	11,750,000	12,072,185

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric) (ETM)	NR/NR	1,220,000	1,309,450

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric)	A/A2	3,280,000	3,503,663

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric) (ETM)	NR/NR	945,000	1,011,812

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric)	A/A2	605,000	644,101

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric) (ETM)	NR/NR	$280,000	$308,062

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric)	A/A2	720,000	787,493

North Carolina Municipal Power Agency, 4.00% due 1/1/2022 (Catawba Electric)	A/A2	1,000,000	1,086,310

State of North Carolina, 5.00% due 11/1/2019 (State Capital Projects and Correctional Facilities)	AA+/Aa1	23,635,000	25,920,268

State of North Carolina GO, 5.00% due 6/1/2017 (Various Capital Improvements)	AAA/Aaa	6,070,000	6,175,011

Winston-Salem State University, 4.00% due 4/1/2017 (Student Housing and Student Services Facilities)	A-/A3	645,000	649,193

Winston-Salem State University, 5.00% due 4/1/2019 (Student Housing and Student Services Facilities)	A-/A3	815,000	870,722

Winston-Salem State University, 5.00% due 4/1/2022 (Student Housing and Student Services Facilities)	A-/A3	945,000	1,058,495

North Dakota — 0.06%

County of Ward, 4.00% due 4/1/2020 (Insured: AGM)	AA/A2	2,445,000	2,601,382

North Dakota Public Finance Authority, 4.00% due 6/1/2017 (City of Fargo Flood Mitigation Projects)	A+/NR	1,460,000	1,477,827

Ohio — 3.00%

Akron, Bath & Copley Joint Township Hospital District, 5.00% due 11/15/2021 (Children’s Hospital Medical Center)	NR/A1	1,000,000	1,128,250

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A2	5,500,000	5,743,045

American Municipal Power, Inc., 5.25% due 2/15/2019 (AMP Combined Hydroelectric Projects)	A/A2	5,595,000	6,024,808

American Municipal Power, Inc., 5.00% due 2/15/2020 (AMP Fremont Energy Center)	A/A1	1,865,000	2,045,532

American Municipal Power, Inc., 5.00% due 2/15/2021 (AMP Fremont Energy Center)	A/A1	1,300,000	1,452,971

American Municipal Power, Inc., 5.00% due 2/15/2022 (AMP Fremont Energy Center)	A/A1	2,750,000	3,120,315

Cincinnati City School District Board of Education GO, 5.25% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	2,690,000	3,187,327

City of Akron, 5.00% due 12/1/2021 (Community Learning Centers)	AA+/NR	4,120,000	4,684,110

City of Akron GO, 5.00% due 12/1/2019 (Various Municipal Capital Projects)	AA-/NR	1,685,000	1,843,693

City of Cleveland, 4.00% due 10/1/2018 (Parks & Recreation Facilities)	AA/A1	500,000	520,955

City of Cleveland, 5.00% due 5/15/2019 (Police & Fire Pension Payment)	AA/A1	1,750,000	1,882,615

City of Cleveland, 4.00% due 10/1/2019 (Public Facilities)	AA/A1	600,000	634,944

City of Cleveland, 4.00% due 10/1/2019 (Parks & Recreation Facilities)	AA/A1	520,000	550,285

City of Cleveland, 5.00% due 5/15/2020 (Police & Fire Pension Payment)	AA/A1	1,605,000	1,763,863

City of Cleveland, 5.00% due 10/1/2020 (Public Facilities)	AA/A1	510,000	564,545

City of Cleveland, 5.00% due 10/1/2020 (Parks & Recreation Facilities)	AA/A1	545,000	603,288

City of Cleveland, 5.00% due 5/15/2021 (Police & Fire Pension Payment)	AA/A1	750,000	839,310

City of Cleveland, 5.00% due 10/1/2021 (Parks & Recreation Facilities)	AA/A1	570,000	641,626

City of Cleveland, 5.00% due 10/1/2022 (Public Facilities)	AA/A1	905,000	1,031,347

City of Cleveland, 5.00% due 10/1/2022 (Parks & Recreation Facilities)	AA/A1	600,000	683,766

City of Cleveland, 5.00% due 11/15/2022 (Parks & Recreation Facilities)	AA/A1	1,030,000	1,175,683

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Cleveland, 5.00% due 10/1/2023 (Public Facilities)	AA/A1	$1,155,000	$1,329,474

City of Cleveland, 5.00% due 10/1/2023 (Parks & Recreation Facilities)	AA/A1	630,000	725,168

City of Cleveland COP, 4.75% due 11/15/2020 (Cleveland Stadium)	A/A3	2,000,000	2,166,320

City of Cleveland GO, 2.00% due 12/1/2018 (City Capital Projects)	AA/A1	700,000	709,205

City of Cleveland GO, 5.50% due 10/1/2019 (City Capital Projects; Insured: AMBAC)	AA/A1	1,260,000	1,392,313

City of Cleveland GO, 3.00% due 12/1/2020 (Municipal Street System Improvements)	AA/A1	675,000	704,639

City of Cleveland GO, 3.00% due 12/1/2021 (Municipal Street System Improvements)	AA/A1	2,305,000	2,401,603

City of Cleveland GO, 4.00% due 12/1/2022 (Municipal Street System Improvements)	AA/A1	3,330,000	3,668,195

City of Cleveland GO, 4.00% due 12/1/2023 (Municipal Street System Improvements)	AA/A1	3,395,000	3,761,626

City of Cleveland GO, 5.00% due 12/1/2024 (Municipal Street System Improvements)	AA/A1	3,730,000	4,416,954

City of Cleveland GO, 5.00% due 12/1/2025 (Municipal Street System Improvements)	AA/A1	3,555,000	4,219,856

City of Cleveland GO, 5.00% due 12/1/2026 (Municipal Street System Improvements)	AA/A1	3,610,000	4,257,092

City of Toledo, 5.00% due 11/15/2018 (Water System Improvements)	AA-/Aa3	1,175,000	1,256,615

City of Toledo, 5.00% due 11/15/2019 (Water System Improvements)	AA-/Aa3	2,260,000	2,480,237

City of Toledo, 5.00% due 11/15/2020 (Water System Improvements)	AA-/Aa3	2,000,000	2,244,460

City of Toledo, 5.00% due 11/15/2021 (Water System Improvements)	AA-/Aa3	2,000,000	2,288,600

City of Toledo, 5.00% due 11/15/2022 (Water System Improvements)	AA-/Aa3	3,255,000	3,788,039

City of Toledo, 5.00% due 11/15/2023 (Water System Improvements)	AA-/Aa3	1,750,000	2,040,080

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM) (ETM)	AA/A2	965,000	1,113,446

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM)	AA/A2	2,035,000	2,264,507

Cleveland State University, 5.00% due 6/1/2019 (Campus Capital Projects)	A+/A1	1,000,000	1,079,610

Cleveland State University, 5.00% due 6/1/2020 (Campus Capital Projects)	A+/A1	700,000	772,807

Cleveland State University, 5.00% due 6/1/2021 (Campus Capital Projects)	A+/A1	1,000,000	1,123,340

Cleveland State University, 5.00% due 6/1/2022 (Campus Capital Projects)	A+/A1	2,000,000	2,276,160

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2019 (Cleveland Museum of Art)	AA+/NR	2,000,000	2,173,880

County of Clermont, 4.00% due 8/1/2019 (Sanitary Sewer System)	NR/Aa3	1,420,000	1,472,909

County of Cuyahoga COP, 5.00% due 12/1/2019 (Convention Hotel Project)	AA-/Aa3	2,585,000	2,817,495

County of Cuyahoga COP, 5.00% due 12/1/2022 (Convention Hotel Project)	AA-/Aa3	9,725,000	11,157,590

County of Cuyahoga COP, 5.00% due 12/1/2023 (Convention Hotel Project)	AA-/Aa3	5,645,000	6,555,934

County of Cuyahoga COP, 5.00% due 12/1/2024 (Convention Hotel Project)	AA-/Aa3	11,515,000	13,376,285

County of Hamilton, 5.00% due 12/1/2018	AA-/A1	1,900,000	2,026,388

County of Hamilton, 5.00% due 12/1/2019	AA-/A1	3,000,000	3,278,040

County of Hamilton, 5.00% due 12/1/2020	AA-/A1	1,200,000	1,338,636

County of Hamilton, 5.00% due 12/1/2022	AA-/A1	2,250,000	2,592,315

County of Hamilton, 5.00% due 12/1/2023	AA-/A1	2,200,000	2,567,202

County of Hamilton, 5.00% due 12/1/2024	AA-/A1	3,200,000	3,768,736

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Hamilton, 5.00% due 12/1/2025	AA-/A1	$3,400,000	$4,027,436

County of Hamilton, 5.00% due 12/1/2026	AA-/A1	3,000,000	3,578,850

County of Montgomery, 0.74% due 11/15/2045 put 1/3/2017 (Premier Health Partners; LOC: Barclays Bank plc) (daily demand notes)	NR/Aa2	4,425,000	4,425,000

County of Scioto, 5.00% due 2/15/2022	NR/A2	1,110,000	1,253,878

County of Scioto, 5.00% due 2/15/2023	NR/A2	2,020,000	2,306,961

County of Scioto, 5.00% due 2/15/2024	NR/A2	1,640,000	1,893,019

County of Scioto, 5.00% due 2/15/2025	NR/A2	1,695,000	1,969,285

Deerfield Township, 5.00% due 12/1/2017	NR/A1	1,000,000	1,028,460

Franklin County Convention Facilities Authority, 5.00% due 12/1/2021 (Greater Columbus Convention Center)	AA/Aaa	1,000,000	1,135,920

Franklin County Convention Facilities Authority, 5.00% due 12/1/2022 (Greater Columbus Convention Center)	AA/Aaa	500,000	576,320

Franklin County Convention Facilities Authority, 5.00% due 12/1/2024 (Greater Columbus Convention Center)	AA/Aaa	1,000,000	1,173,940

Kent State University, 5.00% due 5/1/2020 pre-refunded 5/1/2019 (Insured: AGC)	AA/Aa3	915,000	989,344

Kent State University, 5.00% due 5/1/2020 (Insured: AGC)	AA/Aa3	85,000	91,593

Ohio State Building Authority, 5.00% due 10/1/2020	AA/Aa2	1,700,000	1,862,486

Ohio State Water Development Authority, 3.625% due 10/1/2033 put 4/1/2020 (FirstEnergy Nuclear Generation Corp.)	CCC+/Caa1	2,000,000	836,120

Penta Career Center COP, 4.00% due 4/1/2017 (School District Facilities)	NR/Aa3	1,550,000	1,560,927

RiverSouth Authority, 5.00% due 12/1/2019 (RiverSouth Area Redevelopment)	AA+/Aa2	2,500,000	2,724,975

State of Ohio, 4.00% due 12/15/2018 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,052,710

State of Ohio, 4.00% due 12/15/2019 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,069,360

State of Ohio, 5.00% due 10/1/2020 (Cultural and Sports Capital Facilities)	AA/Aa2	3,845,000	4,264,297

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,121,670

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,121,670

State of Ohio, 5.00% due 12/15/2021 (Major New Street Infrastructure Project)	AA/Aa2	2,500,000	2,856,325

State of Ohio, 5.00% due 12/15/2024 (Major New Street Infrastructure Project)	AA/Aa2	2,000,000	2,375,560

State of Ohio, 5.00% due 12/15/2025 (Major New Street Infrastructure Project)	AA/Aa2	3,000,000	3,596,850

State of Ohio, 5.00% due 12/15/2026 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,199,520

State of Ohio GO, 5.50% due 9/15/2019 (Common Schools Capital Facilities)	AA+/Aa1	4,150,000	4,591,684

University of Akron Ohio, 5.00% due 1/1/2018 (Insured: AGM)	AA/A1	3,415,000	3,545,351

Youngstown City School District GO, 4.00% due 12/1/2017 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,480,000	1,516,645

Youngstown City School District GO, 4.00% due 12/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,545,000	1,617,986

Youngstown City School District GO, 4.00% due 12/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,605,000	1,705,345

Youngstown City School District GO, 4.00% due 12/1/2020 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,670,000	1,794,398

Youngstown City School District GO, 4.00% due 12/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,735,000	1,850,377

Youngstown City School District GO, 4.00% due 12/1/2022 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,805,000	1,914,293

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Youngstown City School District GO, 4.00% due 12/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	$1,700,000	$1,790,542

Oklahoma — 0.78%

Canadian County Educational Facilities Authority, 4.00% due 9/1/2019 (Mustang Public Schools)	A+/NR	1,410,000	1,487,042

Canadian County Educational Facilities Authority, 4.50% due 9/1/2020 (Mustang Public Schools)	A+/NR	2,690,000	2,912,786

Canadian County Educational Facilities Authority, 4.50% due 9/1/2021 (Mustang Public Schools)	A+/NR	2,290,000	2,502,535

Cleveland County Educational Facilities Authority, 5.00% due 6/1/2023 (Moore Public Schools)	A+/NR	5,355,000	6,182,187

Cleveland County ISD No. 29 GO, 1.50% due 3/1/2017 (Norman School District)	NR/Aa3	3,630,000	3,633,158

Oklahoma Capitol Improvement Authority, 5.00% due 7/1/2023 (State Highway Capital Improvement)	AA/NR	325,000	378,258

Oklahoma Capitol Improvement Authority, 5.00% due 7/1/2024 (State Highway Capital Improvement)	AA/NR	800,000	942,952

Oklahoma County Finance Authority, 5.00% due 9/1/2017 (Western Heights Public Schools)	A+/NR	4,075,000	4,173,044

Oklahoma County Finance Authority, 4.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	250,000	259,978

Oklahoma County Finance Authority, 5.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	2,120,000	2,238,678

Oklahoma County Finance Authority, 5.00% due 9/1/2020 (Western Heights Public Schools)	A+/NR	2,000,000	2,197,520

Oklahoma DFA, 5.00% due 8/15/2017 (INTEGRIS Health) (ETM)	AA-/NR	4,375,000	4,486,169

Oklahoma DFA, 5.00% due 8/15/2018 (INTEGRIS Health) (ETM)	AA-/NR	500,000	530,420

Oklahoma DFA, 5.00% due 8/15/2022 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,149,170

Oklahoma DFA, 5.00% due 8/15/2023 (INTEGRIS Health)	AA-/Aa3	1,500,000	1,739,310

Oklahoma DFA, 5.00% due 8/15/2024 (INTEGRIS Health)	AA-/Aa3	1,225,000	1,435,467

Oklahoma DFA, 5.00% due 8/15/2025 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,182,460

Oklahoma State Industrial Authority, 5.25% due 7/1/2017 (Medical Research Foundation) (ETM)	NR/A2	1,075,000	1,098,403

Tulsa County Industrial Authority, 5.50% due 9/1/2018 (Jenks Public Schools)	AA-/NR	4,210,000	4,486,008

Tulsa County Industrial Authority, 4.50% due 9/1/2020 (Broken Arrow Public Schools)	AA-/NR	1,585,000	1,726,223

Tulsa County Industrial Authority, 4.50% due 9/1/2021 (Broken Arrow Public Schools)	AA-/NR	8,775,000	9,661,450

Tulsa Parking Authority, 3.00% due 7/1/2017	AA-/NR	1,470,000	1,482,701

Oregon — 1.33%

Oregon Facilities Authority, 4.50% due 3/15/2018 (Legacy Health System)	AA-/A1	1,100,000	1,141,338

Polk County Dallas School District No. 2 GO, 0% due 6/15/2017 (Capital Improvements)	AA+/NR	2,270,000	2,258,990

Polk County Dallas School District No. 2 GO, 0% due 6/15/2019 (Capital Improvements)	AA+/NR	515,000	495,003

Polk County Dallas School District No. 2 GO, 0% due 6/15/2021 (Capital Improvements)	AA+/NR	1,475,000	1,344,241

State of Oregon GO, 2.00% due 6/30/2017 (Cash Management)	SP-1+/Mig1	89,625,000	90,112,560

Pennsylvania — 5.15%

Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)	A/A2	1,340,000	1,373,004

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)	A/A2	$1,765,000	$1,915,325

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2020 (Duquesne University of the Holy Spirit)	A/A2	250,000	273,403

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2023 (Duquesne University of the Holy Spirit)	A/A2	300,000	342,846

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2024 (Duquesne University of the Holy Spirit)	A/A2	500,000	578,435

Allegheny County Higher Education Building Authority, 5.00% due 3/1/2025 (Duquesne University of the Holy Spirit)	A/A2	1,145,000	1,336,307

Allegheny County Hospital Development Authority, 5.00% due 6/15/2017 (University of Pittsburgh Medical Center)	A+/Aa3	3,000,000	3,054,360

Allegheny County Hospital Development Authority, 5.00% due 9/1/2017 (University of Pittsburgh Medical Center)	A+/Aa3	1,875,000	1,923,188

Allegheny County Hospital Development Authority, 5.00% due 5/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	5,915,000	6,218,144

Allegheny County Hospital Development Authority, 5.00% due 6/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,310,000	3,488,839

Allegheny County Hospital Development Authority, 5.00% due 9/1/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,100,000	3,285,194

Allegheny County Sanitary Authority, 4.00% due 12/1/2018 (2015 Capital Project)	A/A1	650,000	679,595

Allegheny County Sanitary Authority, 5.00% due 12/1/2023 (2015 Capital Project)	A/A1	14,500,000	16,809,850

Allegheny County Sanitary Authority, 5.00% due 12/1/2024 (2015 Capital Project)	A/A1	4,650,000	5,447,289

Allegheny County Sanitary Authority, 5.00% due 12/1/2025 (2015 Capital Project; Insured: BAM)	AA/A1	1,000,000	1,179,390

Altoona Area School District GO, 3.00% due 12/1/2022 (Insured: AGM) (State Aid Withholding)	AA/NR	1,335,000	1,367,788

Athens Area School District GO, 3.00% due 4/15/2018 (Insured: AGM) (State Aid Withholding)	NR/A2	2,600,000	2,651,584

Athens Area School District GO, 3.00% due 4/15/2019 (Insured: AGM) (State Aid Withholding)	NR/A2	2,680,000	2,722,746

City of Philadelphia, 5.00% due 6/15/2017 (Water and Wastewater System; Insured: AGM)	AA/A1	5,570,000	5,671,151

City of Philadelphia, 5.00% due 10/1/2017 (Pennsylvania Gas Works)	A/Baa1	400,000	410,948

City of Philadelphia, 5.00% due 7/1/2018 (Pennsylvania Gas Works)	AA/A2	1,395,000	1,468,572

City of Philadelphia, 5.00% due 10/1/2020 (Pennsylvania Gas Works)	A/Baa1	1,500,000	1,640,220

City of Philadelphia, 5.00% due 8/1/2023 (Pennsylvania Gas Works)	A/Baa1	3,750,000	4,213,200

City of Philadelphia, 5.00% due 8/1/2024 (Pennsylvania Gas Works)	A/Baa1	4,000,000	4,527,960

City of Philadelphia, 5.00% due 10/1/2024 (Water and Wastewater System)	A+/A1	3,385,000	3,959,062

City of Philadelphia, 5.00% due 10/1/2024 (Pennsylvania Gas Works)	A/Baa1	1,000,000	1,133,310

City of Philadelphia, 5.00% due 8/1/2025 (Pennsylvania Gas Works)	A/Baa1	1,900,000	2,162,846

City of Philadelphia, 5.00% due 10/1/2025 (Water and Wastewater System)	A+/A1	4,430,000	5,218,407

City of Philadelphia, 5.00% due 10/1/2026 (Water and Wastewater System)	A+/A1	2,070,000	2,454,772

City of Pittsburgh GO, 5.00% due 9/1/2022 (Insured: BAM)	AA/A1	1,100,000	1,257,190

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2023 (Capital Facilities)	AA-/Aa3	19,125,000	22,032,191

Commonwealth of Pennsylvania GO, 5.00% due 9/15/2023 (Capital Facilities)	AA-/Aa3	25,000,000	28,831,250

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2024 (Capital Facilities)	AA-/Aa3	15,500,000	17,998,445

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Commonwealth of Pennsylvania GO, 5.00% due 8/15/2025 (Capital Facilities)	AA-/Aa3	$14,825,000	$17,284,023

Commonwealth of Pennsylvania GO, 5.00% due 9/15/2025 (Capital Facilities)	AA-/Aa3	25,000,000	29,167,500

Commonwealth of Pennsylvania GO, 5.00% due 9/15/2026 (Capital Facilities)	AA-/Aa3	25,000,000	29,365,750

Economy Borough Municipal Authority, 3.00% due 12/15/2018 (Beaver County Sewer System; Insured: BAM)	AA/NR	435,000	445,927

Economy Borough Municipal Authority, 4.00% due 12/15/2020 (Beaver County Sewer System; Insured: BAM)	AA/NR	605,000	646,721

Economy Borough Municipal Authority, 4.00% due 12/15/2022 (Beaver County Sewer System; Insured: BAM)	AA/NR	1,180,000	1,275,733

Lancaster County Hospital Authority, 4.00% due 11/1/2017 (Masonic Villages Project)	A/NR	865,000	883,779

Lancaster County Hospital Authority, 5.00% due 11/1/2018 (Masonic Villages Project)	A/NR	1,105,000	1,173,775

Lancaster County Solid Waste Management Authority, 5.00% due 12/15/2023 (Harrisburg Resource Recovery Facility)	AA-/NR	2,680,000	3,058,630

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2024 (Harrisburg Resource Recovery Facility)	AA-/NR	4,770,000	5,545,030

Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp.)	A/A1	6,360,000	6,341,174

Lehigh County IDA, 0.90% due 9/1/2029 put 9/1/2017 (PPL Electric Utilities Corp.)	A/A1	17,250,000	17,199,803

Luzerne County GO, 5.00% due 11/15/2021 (Insured: AGM)	AA/NR	2,680,000	2,955,852

Luzerne County GO, 5.00% due 11/15/2022 (Insured: AGM)	AA/NR	2,560,000	2,848,230

Luzerne County GO, 5.00% due 11/15/2023 (Insured: AGM)	AA/NR	2,600,000	2,906,254

Luzerne County GO, 5.00% due 11/15/2024 (Insured: AGM)	AA/NR	4,000,000	4,497,960

Monroeville Finance Authority, 5.00% due 2/15/2021 (University of Pittsburgh Medical Center)	A+/Aa3	2,400,000	2,685,696

Monroeville Finance Authority, 5.00% due 2/15/2022 (University of Pittsburgh Medical Center)	A+/Aa3	1,250,000	1,421,088

Montgomery County Higher Education & Health Authority, 5.00% due 6/1/2022 (Abington Memorial Hospital)	A+/NR	3,000,000	3,414,450

Northampton Borough Municipal Authority, 4.00% due 5/15/2021 (Water System; Insured: AGM)	NR/A1	500,000	530,105

Northampton Borough Municipal Authority, 4.00% due 5/15/2022 (Water System; Insured: AGM)	NR/A1	1,185,000	1,262,760

Northampton Borough Municipal Authority, 3.00% due 5/15/2023 (Water System; Insured: AGM)	NR/A1	1,255,000	1,270,913

Norwin School District GO, 4.00% due 4/1/2018 (Insured: AGM) (State Aid Withholding)	AA/A1	1,835,000	1,892,160

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	5,600,000	6,045,480

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2020 (University of Pittsburgh Medical Center)	A+/Aa3	5,100,000	5,626,626

Pennsylvania Higher Educational Facilities Authority, 4.00% due 10/1/2022 (Shippensburg University Student Services, Inc. Student Housing)	BBB-/Baa3	1,825,000	1,882,670

Pennsylvania Higher Educational Facilities Authority, 5.00% due 11/1/2023 (Saint Joseph’s University)	A-/NR	1,075,000	1,185,661

Philadelphia Authority for Industrial Development, 5.00% due 8/1/2020 (Mast Charter School) (ETM)	BBB/NR	420,000	446,397

Philadelphia Parking Authority, 5.00% due 9/1/2017	A/A1	1,020,000	1,043,715

Philadelphia School District GO, 4.50% due 9/1/2017 (State Aid Withholding)	NR/A2	2,270,000	2,309,725

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	NR/A2	$4,210,000	$4,464,621

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	NR/A2	18,410,000	19,646,231

Philadelphia School District GO, 5.25% due 9/1/2021 (State Aid Withholding)	NR/A2	2,265,000	2,433,629

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2023	A/A2	2,520,000	2,906,366

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	7,365,000	8,497,442

Pittsburgh Water and Sewer Authority, 5.00% due 9/1/2024	A/A2	2,395,000	2,763,255

Plum Borough School District GO, 3.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	240,000	242,921

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	740,000	770,362

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	390,000	411,938

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	395,000	417,219

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	1,205,000	1,272,781

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	1,455,000	1,557,636

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	1,610,000	1,736,852

Plum Borough School District GO, 5.00% due 9/15/2022 (Insured: BAM) (State Aid Withholding)	AA/NR	1,410,000	1,598,418

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	1,495,000	1,709,099

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	470,000	537,309

Plum Borough School District GO, 5.00% due 9/15/2024 (Insured: BAM) (State Aid Withholding)	AA/NR	1,885,000	2,179,644

Wayne County Hospital and HFA, 2.00% due 7/1/2017 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,000,000	1,004,600

Wayne County Hospital and HFA, 2.00% due 7/1/2018 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	625,000	631,488

Wayne County Hospital and HFA, 3.00% due 7/1/2019 (Wayne Memorial Hospital; Insured: AGM)	AA/NR	1,185,000	1,210,252

Rhode Island — 1.56%

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2018 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	870,000	925,976

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2019 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,250,000	1,366,975

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2020 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,300,000	1,454,531

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2021 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,000,000	2,282,360

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2022 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,280,000	2,650,888

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2023 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,380,000	2,804,568

Rhode Island Convention Center Authority, 5.00% due 5/15/2018 (Convention Center and Parking Projects)	AA-/A1	5,890,000	6,171,189

Rhode Island Convention Center Authority, 5.00% due 5/15/2019 (Convention Center and Parking Projects)	AA-/A1	7,310,000	7,855,034

Rhode Island Convention Center Authority, 5.00% due 5/15/2020 (Convention Center and Parking Projects)	AA-/A1	5,890,000	6,454,792

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island)	A+/A1	$355,000	$391,781

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island Auxiliary Enterprise)	A+/A1	750,000	827,137

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2022 (University of Rhode Island)	A+/A1	465,000	528,728

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2023 (University of Rhode Island Auxiliary Enterprise)	A+/A1	1,400,000	1,601,418

Rhode Island Health and Educational Building Corp., 5.00% due 9/15/2025 (University of Rhode Island)	A+/A1	500,000	583,600

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Kent County Courthouse)	AA-/Aa3	600,000	651,318

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Training School)	AA-/Aa3	1,575,000	1,704,843

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Kent County Courthouse)	AA-/Aa3	1,375,000	1,523,101

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Training School)	AA-/Aa3	1,405,000	1,556,332

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Kent County Courthouse)	AA-/Aa3	2,000,000	2,249,400

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Training School)	AA-/Aa3	3,540,000	3,981,438

State of Rhode Island and Providence Plantations COP, 5.00% due 4/1/2022 (Energy Conservation)	AA-/Aa3	2,020,000	2,284,903

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Kent County Courthouse)	AA-/Aa3	2,100,000	2,391,984

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Training School)	AA-/Aa3	3,620,000	4,123,325

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Kent County Courthouse)	AA-/Aa3	1,500,000	1,727,595

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Training School)	AA-/Aa3	1,705,000	1,963,700

State of Rhode Island and Providence Plantations COP, 5.00% due 11/1/2024 (Information Technology)	AA-/Aa3	3,010,000	3,492,774

State of Rhode Island and Providence Plantations GO, 5.00% due 10/1/2019 (Consolidated Capital Development Loan)	AA/Aa2	5,000,000	5,447,400

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2020 (Consolidated Capital Development Loan)	AA/Aa2	8,365,000	9,328,397

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2020 (Consolidated Capital Development Loan)	AA/Aa2	1,200,000	1,293,012

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2021 (Consolidated Capital Development Loan)	AA/Aa2	16,535,000	18,813,192

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2021 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,089,190

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2022 (Consolidated Capital Development Loan)	AA/Aa2	9,825,000	11,295,508

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2022 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,098,680

South Carolina — 0.81%

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2019 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,076,950

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2021 (Waterworks & Sewer System)	AA/Aa1	750,000	847,162

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2022 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,148,490

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2023 (Waterworks & Sewer System)	AA/Aa1	$1,000,000	$1,166,670

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2024 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,184,650

Beaufort-Jasper Water & Sewer Authority, 5.00% due 3/1/2025 (Waterworks & Sewer System)	AA/Aa1	1,000,000	1,195,660

Berkeley County School District, 5.00% due 12/1/2020 (School Facility Equipment Acquisition)	AA-/NR	550,000	606,930

Berkeley County School District, 5.00% due 12/1/2021 (School Facility Equipment Acquisition)	AA-/NR	1,000,000	1,118,130

Berkeley County School District, 5.00% due 12/1/2024 (School Facility Equipment Acquisition)	AA-/NR	2,000,000	2,299,540

Charleston County, 5.00% due 12/1/2022 (South Aviation Ave. Construction)	AA+/NR	1,810,000	2,101,519

Charleston County, 5.00% due 12/1/2023 (South Aviation Ave. Construction)	AA+/NR	2,460,000	2,892,468

City of Charleston Public Facilities Corp., 5.00% due 9/1/2019 (City of Charleston Project)	AA+/Aa1	390,000	424,753

City of Charleston Public Facilities Corp., 5.00% due 9/1/2020 (City of Charleston Project)	AA+/Aa1	700,000	776,972

City of Charleston Public Facilities Corp., 5.00% due 9/1/2021 (City of Charleston Project)	AA+/Aa1	460,000	519,593

City of Charleston Public Facilities Corp., 5.00% due 9/1/2022 (City of Charleston Project)	AA+/Aa1	425,000	486,867

City of Charleston Public Facilities Corp., 5.00% due 9/1/2023 (City of Charleston Project)	AA+/Aa1	345,000	400,197

City of Charleston Public Facilities Corp., 5.00% due 9/1/2025 (City of Charleston Project)	AA+/Aa1	930,000	1,098,776

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2017 (Convention Center Complex)	AA-/NR	710,000	728,460

Greenwood County, 5.00% due 10/1/2022 (Self Regional Healthcare)	A+/A1	1,000,000	1,132,180

Oconee County, 0.79% due 2/1/2017 put 1/3/2017 (Duke Energy Corp.) (daily demand notes)	A-/A1	1,800,000	1,800,000

Piedmont Municipal Power Agency, 5.00% due 1/1/2017	A-/A3	130,000	130,014

Piedmont Municipal Power Agency, 6.75% due 1/1/2019 (Insured: Natl-Re)	NR/A3	3,800,000	4,173,312

SCAGO Educational Facilities Corp., 5.00% due 12/1/2021 (School District of Pickens County)	A/A1	1,810,000	2,047,418

SCAGO Educational Facilities Corp., 5.00% due 12/1/2022 (School District of Pickens County)	A/A1	500,000	573,085

SCAGO Educational Facilities Corp., 5.00% due 12/1/2023 (School District of Pickens County)	A/A1	1,000,000	1,157,180

SCAGO Educational Facilities Corp., 5.00% due 12/1/2024 (School District of Pickens County)	A/A1	1,010,000	1,179,236

SCAGO Educational Facilities Corp., 5.00% due 12/1/2025 (School District of Pickens County)	A/A1	1,000,000	1,159,770

York County Rock Hill School District No. 3 GO, 3.00% due 9/29/2017	SP-1+/Mig1	24,465,000	24,802,617

South Dakota — 0.31%

South Dakota Building Authority, 5.00% due 6/1/2022	AA+/Aa1	500,000	574,020

South Dakota Building Authority, 5.00% due 6/1/2024	AA+/Aa1	1,000,000	1,160,160

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2017 (Prairie Lakes Health)	A+/NR	2,215,000	2,234,270

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2017 (Regional Health)	NR/A1	1,100,000	1,128,017

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Dakota Health & Educational Facilities Authority, 3.00% due 11/1/2017 (Sanford Health)	A+/A1	$450,000	$456,232

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2018 (Prairie Lakes Health)	A+/NR	2,290,000	2,371,066

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,275,000	1,349,932

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,000,000	1,058,260

South Dakota Health & Educational Facilities Authority, 4.00% due 11/1/2018 (Sanford Health)	A+/A1	800,000	834,336

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2019 (Prairie Lakes Health)	A+/NR	2,440,000	2,575,762

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2020 (Regional Health)	NR/A1	1,000,000	1,108,960

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Avera Health)	AA-/A1	1,670,000	1,880,871

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2021 (Sanford Health)	A+/A1	350,000	392,942

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2022 (Sanford Health)	A+/A1	1,070,000	1,218,634

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	400,000	465,076

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2025 (Sanford Health)	A+/A1	965,000	1,131,491

South Dakota Housing Development Authority, 4.00% due 11/1/2017 (Single Family Mtg)	NR/Aa2	1,055,000	1,077,018

South Dakota Housing Development Authority, 4.00% due 11/1/2018 (Single Family Mtg)	NR/Aa2	1,165,000	1,212,054

Tennessee — 1.30%

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	NR/Baa1	6,000,000	6,437,880

Metropolitan Government of Nashville and Davidson County GO, 5.00% due 1/1/2024	AA/Aa2	7,000,000	8,275,610

Metropolitan Government of Nashville and Davidson County GO, 5.00% due 1/1/2025	AA/Aa2	13,400,000	15,987,540

Metropolitan Government of Nashville and Davidson County GO, 5.00% due 1/1/2027	AA/Aa2	18,295,000	22,159,636

State of Tennessee GO, 4.00% due 8/1/2017	AAA/Aaa	3,250,000	3,309,117

State of Tennessee GO, 4.00% due 8/1/2018	AAA/Aaa	2,000,000	2,090,000

State of Tennessee GO, 5.00% due 8/1/2018	AAA/Aaa	2,000,000	2,121,360

State of Tennessee GO, 5.00% due 8/1/2019	AAA/Aaa	3,000,000	3,275,850

State of Tennessee GO, 5.00% due 8/1/2019	AAA/Aaa	2,000,000	2,183,900

State of Tennessee GO, 5.00% due 8/1/2020	AAA/Aaa	2,000,000	2,237,880

State of Tennessee GO, 5.00% due 8/1/2020	AAA/Aaa	2,000,000	2,237,880

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017	BBB+/A3	5,000,000	5,014,600

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017	BBB+/A3	11,000,000	11,256,300

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018	BBB+/A3	5,000,000	5,278,900

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	BBB+/A3	1,190,000	1,314,141

Texas — 10.70%

Austin Community College Public Facilities Corp., 5.25% due 8/1/2017 (Round Rock Campus) (ETM)	AA/Aa2	1,500,000	1,537,935

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Bexar County Hospital District GO, 5.00% due 2/15/2022 (University Health System)	AA+/Aa1	$1,250,000	$1,418,975

Bexar County Hospital District GO, 5.00% due 2/15/2023 (University Health System)	AA+/Aa1	1,250,000	1,437,537

Bexar County Hospital District GO, 5.00% due 2/15/2024 (University Health System)	AA+/Aa1	1,500,000	1,740,810

Bexar County Hospital District GO, 5.00% due 2/15/2025 (University Health System)	AA+/Aa1	2,355,000	2,752,901

Bexar County Hospital District GO, 5.00% due 2/15/2026 (University Health System)	AA+/Aa1	1,500,000	1,765,245

Bexar County Hospital District GO, 5.00% due 2/15/2027 (University Health System)	AA+/Aa1	1,500,000	1,784,520

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2018 (Roman Catholic Diocese of Austin)	NR/Baa1	1,370,000	1,420,471

Cities of Dallas and Fort Worth, 5.25% due 11/1/2023 (DFW International Airport Terminal Renewal & Improvement Program)	A+/A1	3,000,000	3,421,440

City of Austin, 5.00% due 11/15/2022 (Water and Wastewater System)	AA/Aa2	2,640,000	3,006,089

City of Austin, 5.00% due 11/15/2025 (Water and Wastewater System)	AA/Aa2	2,485,000	2,981,056

City of Austin, 5.00% due 11/15/2026 (Water and Wastewater System)	AA/Aa2	3,330,000	4,028,900

City of Beaumont, 5.00% due 9/1/2023 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	5,000,000	5,816,700

City of Beaumont, 5.00% due 9/1/2024 (Waterworks & Sewer System Improvements; Insured: AGM)	AA/A2	2,500,000	2,889,400

City of Beaumont GO, 5.00% due 3/1/2022	AA-/Aa2	1,000,000	1,137,940

City of Beaumont GO, 5.00% due 3/1/2023	AA-/Aa2	1,000,000	1,154,150

City of Beaumont GO, 5.00% due 3/1/2024	AA-/Aa2	1,500,000	1,755,270

City of Beaumont GO, 5.00% due 3/1/2025	AA-/Aa2	3,060,000	3,608,903

City of Beaumont GO, 5.00% due 3/1/2026	AA-/Aa2	1,930,000	2,297,935

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,500,000	1,662,870

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,520,000	1,736,342

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,300,000	1,485,029

City of Brownsville, 5.00% due 9/1/2023 (Water, Wastewater & Electric Utilities Systems)	A+/A2	2,380,000	2,741,760

City of Bryan, 5.00% due 7/1/2019 (Electric System Improvements)	A+/A2	8,000,000	8,135,280

City of Bryan, 5.00% due 7/1/2026 (Electric System Improvements)	A+/NR	535,000	630,909

City of Denton GO, 5.00% due 2/15/2017	AA+/Aa2	3,675,000	3,694,073

City of Denton GO, 5.00% due 2/15/2019	AA+/Aa2	3,990,000	4,289,649

City of Denton GO, 5.00% due 2/15/2020	AA+/Aa2	4,195,000	4,491,293

City of Houston, 5.00% due 7/1/2017 (Airport System)	AA-/Aa3	1,600,000	1,631,040

City of Houston, 5.00% due 7/1/2018 (Airport System)	AA-/Aa3	1,000,000	1,052,740

City of Houston, 0% due 9/1/2020 (Convention & Entertainment Facilities; Insured: AGM/AMBAC)	AA/A2	3,650,000	3,284,781

City of Houston, 5.00% due 9/1/2020 (Convention & Entertainment Facilities)	A-/A2	650,000	719,362

City of Houston, 4.00% due 5/15/2021 (Combined Utility System)	AA/Aa2	13,545,000	14,751,589

City of Houston, 5.00% due 9/1/2021 (Convention & Entertainment Facilities)	A-/A2	1,500,000	1,680,375

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Houston, 5.00% due 11/15/2021 (Combined Utility System)	NR/Aa2	$5,455,000	$6,217,609

	City of Houston, 5.00% due 5/15/2022 (Combined Utility System)	AA/Aa2	3,000,000	3,437,790

	City of Houston, 5.00% due 9/1/2022 (Convention & Entertainment Facilities)	A-/A2	600,000	679,146

	City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	NR/Aa2	7,110,000	8,218,947

	City of Houston, 5.00% due 11/15/2022 (Combined Utility System)	AA/Aa2	7,535,000	8,710,234

	City of Houston, 5.00% due 5/15/2023 (Combined Utility System)	AA/Aa2	4,445,000	5,157,578

	City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	NR/Aa2	7,400,000	8,648,972

	City of Houston, 5.00% due 11/15/2023 (Combined Utility System)	AA/Aa2	5,000,000	5,843,900

	City of Houston, 5.00% due 5/15/2024 (Combined Utility System)	AA/Aa2	7,250,000	8,512,660

	City of Houston, 5.00% due 9/1/2024 (Convention & Entertainment Facilities)	A-/A2	1,215,000	1,402,207

	City of Houston, 5.00% due 11/15/2024 (Combined Utility System)	AA/Aa2	5,000,000	5,898,700

	City of Houston, 5.00% due 11/15/2025 (Combined Utility System)	NR/Aa2	16,000,000	18,969,920

[a]	City of Houston GO, 5.00% due 3/1/2020 (Public Improvements)	AA/Aa3	4,000,000	4,416,000

	City of Houston GO, 5.00% due 3/1/2025 (Public Improvements)	AA/Aa3	23,570,000	28,143,051

	City of Houston GO, 5.00% due 3/1/2026 (Public Improvements)	AA/Aa3	10,455,000	12,627,863

	City of Laredo, 5.00% due 3/15/2021 (Sports Venues; Insured: AGM)	AA/A1	600,000	669,708

	City of Laredo, 5.00% due 3/15/2022 (Sports Venues; Insured: AGM)	AA/A1	2,000,000	2,261,880

	City of Laredo, 5.00% due 3/15/2023 (Sports Venues; Insured: AGM)	AA/A1	1,500,000	1,714,905

	City of Laredo, 5.00% due 3/15/2024 (Sports Venues; Insured: AGM)	AA/A1	300,000	345,966

	City of Laredo GO, 3.00% due 2/15/2017 (City Infrastructure Improvements)	AA/Aa2	300,000	300,792

	City of Laredo GO, 3.00% due 2/15/2017 (Acquire & Purchase Personal Property)	AA/Aa2	685,000	686,808

	City of Laredo GO, 4.00% due 2/15/2018 (City Infrastructure Improvements)	AA/Aa2	175,000	180,607

	City of Laredo GO, 4.00% due 2/15/2018 (Acquire & Purchase Personal Property)	AA/Aa2	675,000	696,627

	City of Laredo GO, 5.00% due 2/15/2018 pre-refunded 2/15/2017 (City Infrastructure Improvements; Insured: Natl-Re)	AA/Aa2	2,000,000	2,010,380

	City of Laredo GO, 4.00% due 2/15/2019 (City Infrastructure Improvements)	AA/Aa2	65,000	68,483

	City of Laredo GO, 4.00% due 2/15/2019 (Acquire & Purchase Personal Property)	AA/Aa2	305,000	321,345

	City of Laredo GO, 4.00% due 2/15/2020 (City Infrastructure Improvements)	AA/Aa2	110,000	117,789

	City of Laredo GO, 5.00% due 2/15/2020 (Acquire & Purchase Personal Property)	AA/Aa2	735,000	809,331

	City of Laredo GO, 5.00% due 2/15/2021 (City Infrastructure Improvements)	AA/Aa2	125,000	140,725

	City of Laredo GO, 5.00% due 2/15/2021 (Acquire & Purchase Personal Property)	AA/Aa2	775,000	872,495

	City of Laredo GO, 5.00% due 2/15/2022 (City Infrastructure Improvements)	AA/Aa2	150,000	171,647

	City of Laredo GO, 5.00% due 2/15/2022 (Acquire & Purchase Personal Property)	AA/Aa2	810,000	926,891

	City of Laredo GO, 5.00% due 2/15/2023 (City Infrastructure Improvements)	AA/Aa2	275,000	319,385

	City of Laredo GO, 5.00% due 2/15/2023 (Acquire & Purchase Personal Property)	AA/Aa2	855,000	992,997

	City of Laredo GO, 5.00% due 2/15/2024 (City Infrastructure Improvements)	AA/Aa2	445,000	524,619

	City of Laredo GO, 5.00% due 2/15/2024 (Acquire & Purchase Personal Property)	AA/Aa2	900,000	1,061,028

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Laredo GO, 5.00% due 2/15/2025 (City Infrastructure Improvements)	AA/Aa2	$380,000	$451,915

City of Laredo GO, 5.00% due 2/15/2025 (Acquire & Purchase Personal Property)	AA/Aa2	945,000	1,123,841

City of Laredo GO, 5.00% due 2/15/2026 (City Infrastructure Improvements)	AA/Aa2	1,000,000	1,202,720

City of Laredo GO, 5.00% due 2/15/2026 (Acquire & Purchase Personal Property)	AA/Aa2	995,000	1,196,706

City of Laredo GO, 5.00% due 2/15/2027 (City Infrastructure Improvements)	AA/Aa2	500,000	596,185

City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,325,000	2,549,688

City of Lubbock GO, 5.00% due 2/15/2020 (Waterworks System)	AA+/Aa2	2,000,000	2,193,280

City of Lubbock GO, 5.00% due 2/15/2021 (Waterworks System)	AA+/Aa2	7,490,000	8,387,901

City of Lubbock GO, 5.00% due 2/15/2022 (Waterworks System)	AA+/Aa2	2,895,000	3,291,615

City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	500,000	577,285

City of Lubbock GO, 5.00% due 2/15/2023 (Waterworks System)	AA+/Aa2	4,180,000	4,826,103

City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,460,000	5,203,705

City of Lubbock GO, 5.00% due 2/15/2024 (Waterworks System)	AA+/Aa2	4,440,000	5,180,370

City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	7,735,000	9,142,538

City of Lubbock GO, 5.00% due 2/15/2025 (Waterworks System)	AA+/Aa2	5,725,000	6,766,778

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2020 (University of the Incarnate Word)	NR/A3	3,620,000	4,003,575

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2021 (University of the Incarnate Word)	NR/A3	1,000,000	1,120,590

City of San Antonio, 5.00% due 2/1/2022 (CPS Energy)	AA/Aa1	20,000,000	22,931,600

City of San Antonio, 5.00% due 5/15/2023 (San Antonio Water System)	AA/Aa2	1,500,000	1,753,065

City of San Antonio, 5.25% due 2/1/2024 (CPS Energy)	AA/Aa1	7,000,000	8,408,400

City of San Antonio, 5.00% due 5/15/2024 (San Antonio Water System)	AA/Aa2	1,500,000	1,774,575

City of San Antonio, 5.00% due 5/15/2025 (San Antonio Water System)	AA/Aa2	1,000,000	1,195,380

City of San Antonio, 5.00% due 5/15/2026 (San Antonio Water System)	AA/Aa2	1,200,000	1,446,732

City of San Antonio, 3.00% due 12/1/2045 put 12/1/2020 (CPS Energy)	AA-/Aa2	36,000,000	37,370,520

City of San Antonio GO, 5.00% due 2/1/2023 (San Antonio Water System)	AAA/Aaa	13,880,000	16,187,411

City of San Antonio GO, 5.00% due 2/1/2024 (San Antonio Water System)	AAA/Aaa	14,595,000	17,272,015

City of San Antonio GO, 5.00% due 2/1/2025 (San Antonio Water System)	AAA/Aaa	15,340,000	18,321,482

City of San Antonio GO, 5.00% due 2/1/2026 (San Antonio Water System)	AAA/Aaa	14,135,000	17,083,420

City of San Antonio Public Facilities Corp., 5.00% due 9/15/2022 (Convention Center Refinancing & Expansion)	AA+/Aa2	1,450,000	1,661,453

City of Weslaco GO, 5.25% due 2/15/2019 pre-refunded 2/15/2017 (Waterworks and Sewer System; Insured: Natl-Re)	AA-/A2	2,835,000	2,850,678

Clifton Higher Education Finance Corp., 5.00% due 8/15/2017 (IDEA Public Schools)	BBB/NR	315,000	320,695

Clifton Higher Education Finance Corp., 5.00% due 8/15/2018 (IDEA Public Schools)	BBB/NR	325,000	339,014

Clifton Higher Education Finance Corp., 5.00% due 8/15/2019 (IDEA Public Schools)	BBB/NR	445,000	472,617

Clifton Higher Education Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools)	BBB/NR	1,100,000	1,194,732

Corpus Christi Business and Job Development Corp., 5.00% due 3/1/2021 (Seawall Project)	A+/A1	625,000	693,475

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Dallas Area Rapid Transit, 5.00% due 12/1/2026	AA+/Aa2	$2,245,000	$2,684,728

Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018	A/A3	5,240,000	5,134,414

Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	A/A3	5,200,000	5,528,016

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A/A2	1,160,000	1,165,719

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	A/A2	1,260,000	1,266,212

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A/A2	1,935,000	1,945,120

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	A/A2	2,035,000	2,045,643

Dallas County Utility & Reclamation District, 5.00% due 2/15/2019 (Insured: AMBAC)	A/A2	2,175,000	2,186,375

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2019	A/A2	1,050,000	1,123,542

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2020	A/A2	1,050,000	1,148,878

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2021	A/A2	3,000,000	3,339,480

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2022	A/A2	2,430,000	2,740,262

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2023	A/A2	510,000	583,425

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2024	A/A2	950,000	1,097,241

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2025	A/A2	2,920,000	3,392,514

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	A/A2	5,625,000	6,585,525

Dallas ISD GO, 5.00% due 2/15/2036 put 2/15/2022 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	3,975,000	4,494,095

Grayson County GO, 1.625% due 1/1/2017 (State Highway Toll System)	AA/Aa2	1,200,000	1,200,024

Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)	AA/Aa2	2,000,000	2,131,080

Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)	AA/Aa2	3,000,000	3,409,590

Guadalupe-Blanco River Authority, 5.625% due 10/1/2017 (AEP Texas Central Co.)	BBB+/Baa1	5,000,000	5,159,050

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2017 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	800,000	816,176

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2019 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,000,000	1,082,160

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2020 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	2,000,000	2,198,300

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/A2	1,635,000	1,843,822

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2023 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	500,000	574,195

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2024 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	350,000	405,822

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2025 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA/NR	1,000,000	1,169,900

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2018 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	2,365,000	2,521,090

Harris County Cultural Education Facilities Finance Corp., 5.00% due 11/15/2019 (Texas Medical Center Central Heating & Cooling Services Corp.)	AA/Aa3	1,000,000	1,092,710

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2022 (Memorial Hermann Health)	A+/A1	200,000	231,388

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2023 (Memorial Hermann Health)	A+/A1	400,000	467,040

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2024 (Memorial Hermann Health)	A+/A1	$3,000,000	$3,540,060

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2025 (Memorial Hermann Health)	A+/A1	2,845,000	3,334,852

Harris County GO, 5.00% due 10/1/2017 (Texas Permanent Improvement)	AAA/Aaa	3,500,000	3,606,155

Harris County GO, 5.00% due 10/1/2018 (Texas Permanent Improvement)	AAA/Aaa	3,000,000	3,197,610

Harris County GO, 5.00% due 10/1/2019 (Texas Permanent Improvement)	AAA/Aaa	700,000	766,500

Harris County GO, 5.00% due 10/1/2020 (Texas Permanent Improvement)	AAA/Aaa	500,000	559,915

Harris County Health Facilities Development Corp., 7.00% due 12/1/2027 pre-refunded 12/1/2018 (Memorial Hermann Health; LOC: JPMorgan Chase Bank, N.A.)	NR/NR	1,245,000	1,376,858

Harris County Hospital District, 5.00% due 2/15/2017 (Insured: Natl-Re)	AA-/A2	1,500,000	1,507,500

Harris County-Houston Sports Authority, 5.00% due 11/15/2022 (Insured: AGM)	AA/A2	5,410,000	6,202,727

Harris County-Houston Sports Authority, 5.00% due 11/15/2023 (Insured: AGM)	AA/A2	9,975,000	11,578,681

Harris County-Houston Sports Authority, 5.00% due 11/15/2024 (Insured: AGM)	AA/A2	7,930,000	9,285,713

Hays County GO, 5.00% due 2/15/2022	AA/NR	750,000	855,488

Hays County GO, 5.00% due 2/15/2023	AA/NR	1,500,000	1,730,010

Hays County GO, 5.00% due 2/15/2024	AA/NR	1,300,000	1,520,480

Hays County GO, 5.00% due 2/15/2025	AA/NR	500,000	589,375

Houston Higher Education Finance Corp., 5.00% due 8/15/2017 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	925,000	947,885

Houston Higher Education Finance Corp., 5.00% due 8/15/2019 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,020,000	1,110,311

Houston Higher Education Finance Corp., 5.875% due 5/15/2021 (Cosmos Foundation, Inc.)	BBB/NR	1,410,000	1,512,733

Houston Higher Education Finance Corp., 5.00% due 8/15/2021 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	300,000	340,353

Houston Higher Education Finance Corp., 5.00% due 8/15/2022 (KIPP, Inc.; Guaranty: PSF)	AAA/NR	1,185,000	1,360,226

Katy ISD GO, 5.00% due 2/15/2023 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	1,500,000	1,752,405

Katy ISD GO, 5.00% due 2/15/2024 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,385,000	2,823,124

Katy ISD GO, 5.00% due 2/15/2025 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,830,000	3,392,123

Katy ISD GO, 5.00% due 2/15/2026 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	2,955,000	3,586,277

Keller ISD GO, 5.00% due 8/15/2023	AAA/Aaa	1,715,000	2,014,147

Keller ISD GO, 5.00% due 8/15/2024	AAA/Aaa	3,250,000	3,875,495

Keller ISD GO, 5.00% due 8/15/2025	AAA/Aaa	7,140,000	8,624,763

Keller ISD GO, 5.00% due 8/15/2026	AAA/Aaa	8,425,000	10,136,876

Laredo Community College District GO, 5.00% due 8/1/2019 (School Facilities Improvements)	AA-/Aa3	880,000	952,450

Laredo Community College District GO, 5.00% due 8/1/2020 (School Facilities Improvements)	AA-/Aa3	1,360,000	1,503,290

Laredo Community College District GO, 5.00% due 8/1/2022 (School Facilities Improvements)	AA-/Aa3	655,000	746,621

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Laredo Community College District GO, 5.00% due 8/1/2023 (School Facilities Improvements)	AA-/Aa3	$610,000	$702,067

Laredo Community College District GO, 5.00% due 8/1/2024 (School Facilities Improvements)	AA-/Aa3	715,000	830,923

Lower Colorado River Authority, 5.00% due 5/15/2025 pre-refunded 5/15/2022	NR/NR	55,000	63,438

Lower Colorado River Authority, 5.00% due 5/15/2025	A/A2	8,020,000	9,108,956

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2019	AA+/Aa2	2,960,000	3,235,842

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2020	AA+/Aa2	1,565,000	1,747,495

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2021	AA+/Aa2	1,000,000	1,137,740

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2022	AA+/Aa2	1,750,000	2,021,600

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2023	AA+/Aa2	1,125,000	1,314,146

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2024	AA+/Aa2	1,140,000	1,344,425

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2025	AA+/Aa2	1,220,000	1,451,178

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2026	AA+/Aa2	1,000,000	1,198,900

Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2027	AA+/Aa2	1,120,000	1,332,464

New Caney ISD GO, 5.00% due 2/15/2024 (Guaranty: PSF)	AAA/Aaa	865,000	1,001,090

North East ISD GO, 2.00% due 8/1/2044 put 8/1/2019 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	10,445,000	10,533,887

North Harris County Regional Water Authority, 5.00% due 12/15/2020 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,000,000	1,116,360

North Harris County Regional Water Authority, 5.00% due 12/15/2021 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,000,000	1,134,210

North Harris County Regional Water Authority, 5.00% due 12/15/2023 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,000,000	1,161,890

North Harris County Regional Water Authority, 5.00% due 12/15/2025 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	2,000,000	2,355,980

North Harris County Regional Water Authority, 5.00% due 12/15/2026 (Regional Water Production Design, Acquisition and Construction)	AA-/NR	1,490,000	1,770,850

North Texas Tollway Authority, 5.00% due 1/1/2024	A/A1	12,000,000	13,974,960

Northside ISD GO, 2.00% due 6/1/2039 put 6/1/2019 (Educational Facilities; Guaranty: PSF)	NR/Aaa	2,135,000	2,154,066

Pasadena ISD GO, 3.00% due 2/15/2044 put 8/15/2019 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	8,775,000	9,004,554

Round Rock ISD GO, 5.00% due 8/1/2017 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,290,000	1,320,908

Round Rock ISD GO, 5.00% due 8/1/2018 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,075,000	1,139,672

Round Rock ISD GO, 5.00% due 8/1/2019 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,500,000	1,634,580

Round Rock ISD GO, 5.00% due 8/1/2020 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,000,000	1,114,740

Round Rock ISD GO, 5.00% due 8/1/2021 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,000,000	2,274,800

Round Rock ISD GO, 5.00% due 8/1/2022 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	670,000	776,463

Round Rock ISD GO, 5.00% due 8/1/2024 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,305,000	2,747,122

Round Rock ISD GO, 5.00% due 8/1/2025 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	1,000,000	1,207,250

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Round Rock ISD GO, 5.00% due 8/1/2026 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	$1,575,000	$1,887,968

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2017	BBB+/NR	1,000,000	1,027,990

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019	BBB+/NR	2,565,000	2,778,613

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020	BBB+/NR	1,620,000	1,782,454

San Antonio Public Facilities Corp., 5.00% due 9/15/2020 (Convention Center Refinancing & Expansion)	AA+/Aa2	915,000	1,016,172

San Juan Higher Education Finance Authority, 5.125% due 8/15/2020 (IDEA Public Schools)	BBB/NR	1,115,000	1,169,167

Tarrant County Cultural Education Facilities Finance Corp., 5.00% due 8/15/2017 (Scott & White Memorial Hospital) (ETM)	AA-/Aa3	2,000,000	2,050,700

Tarrant Regional Water District, 2.00% due 3/1/2020	AAA/NR	800,000	808,608

Tarrant Regional Water District, 5.00% due 3/1/2021	AAA/NR	1,000,000	1,129,550

Tarrant Regional Water District, 5.00% due 3/1/2022	AAA/NR	650,000	746,174

Tarrant Regional Water District, 5.00% due 3/1/2023	AAA/NR	700,000	815,787

Tarrant Regional Water District, 5.00% due 3/1/2024	AAA/NR	1,000,000	1,181,740

Tarrant Regional Water District, 5.00% due 3/1/2025	AAA/NR	1,500,000	1,784,895

Tarrant Regional Water District, 5.00% due 3/1/2026	AAA/NR	2,000,000	2,402,920

Tarrant Regional Water District, 5.00% due 3/1/2027	AAA/NR	2,000,000	2,384,240

Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)	AA/A2	10,000,000	10,254,200

Texas Transportation Commission, 5.00% due 8/15/2022 (Central Texas Turnpike System)	BBB+/Baa1	400,000	446,740

Texas Transportation Commission, 5.00% due 8/15/2023 (Central Texas Turnpike System)	BBB+/Baa1	730,000	821,856

Texas Transportation Commission, 5.00% due 8/15/2024 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,132,310

Texas Transportation Commission GO, 5.00% due 4/1/2022 (Highway Improvements)	AAA/Aaa	2,880,000	3,319,229

Texas Transportation Commission GO, 5.00% due 4/1/2023 (Highway Improvements)	AAA/Aaa	3,500,000	4,097,940

Texas Transportation Commission GO, 5.00% due 4/1/2024 (Highway Improvements)	AAA/Aaa	4,000,000	4,758,000

University of Texas System, 5.00% due 8/15/2025 (Campus Improvements)	AAA/Aaa	7,000,000	8,447,530

University of Texas System, 5.00% due 8/15/2026 (Campus Improvements)	AAA/Aaa	3,750,000	4,571,325

Uptown Development Authority, 5.00% due 9/1/2017 (Infrastructure Improvements)	BBB/NR	1,580,000	1,616,150

Uptown Development Authority, 5.00% due 9/1/2018 (Infrastructure Improvements)	BBB/NR	1,870,000	1,967,801

Uptown Development Authority, 5.00% due 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,945,000	2,090,078

Walnut Creek Special Utility District, 4.00% due 1/10/2020 (Water System Improvements; Insured: BAM)	AA/NR	520,000	549,739

Walnut Creek Special Utility District, 4.00% due 1/10/2021 (Water System Improvements; Insured: BAM)	AA/NR	445,000	474,383

Walnut Creek Special Utility District, 5.00% due 1/10/2022 (Water System Improvements; Insured: BAM)	AA/NR	525,000	587,627

Walnut Creek Special Utility District, 5.00% due 1/10/2024 (Water System Improvements; Insured: BAM)	AA/NR	750,000	857,550

West Harris County Regional Water Authority, 5.00% due 12/15/2020 (Insured: Natl-Re)	AA-/A1	2,140,000	2,209,700

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ysleta ISD, 5.00% due 8/15/2017 (Public School Finance System; Guaranty: PSF)	AAA/Aaa	$2,190,000	$2,245,823

U.S. Virgin Islands — 0.07%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2019 (Diageo Project)	NR/B2	4,920,000	4,869,668

Utah — 0.47%

Utah Transit Authority, 5.00% due 6/15/2022 (Integrated Mass Transit System)	A+/A1	710,000	810,578

Utah Transit Authority, 5.00% due 6/15/2023 (Integrated Mass Transit System)	A+/A1	775,000	895,164

Utah Transit Authority, 5.00% due 6/15/2024 (Integrated Mass Transit System)	A+/A1	825,000	963,922

Utah Transit Authority, 5.00% due 6/15/2025 (Integrated Mass Transit System)	A+/A1	1,235,000	1,451,582

Weber County, 0.71% due 2/15/2035 put 1/3/2017 (IHC Health Services, Inc.; SPA: The Bank of NY Mellon) (daily demand notes)	AA+/Aa1	29,600,000	29,600,000

Vermont — 0.25%

Vermont Colleges GO, 4.00% due 7/1/2017	A-/NR	1,865,000	1,893,180

Vermont EDA, 5.00% due 12/15/2020 (Vermont Public Service Corp.)	NR/NR	14,250,000	15,807,240

Virginia — 0.16%

Fairfax County IDA, 4.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,500,000	6,025,360

Fairfax County IDA, 5.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,000,000	5,749,550

Washington — 1.86%

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 1)	AA-/Aa1	5,000,000	5,102,600

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 3)	AA-/Aa1	5,470,000	5,582,244

Energy Northwest, 5.00% due 7/1/2018 pre-refunded 7/1/2017 (Bonneville Power Administration Project 3)	NR/NR	185,000	188,805

Energy Northwest, 5.00% due 7/1/2018 (Bonneville Power Administration Project 3)	AA-/Aa1	290,000	295,559

Energy Northwest, 5.00% due 7/1/2018 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,052,580

Energy Northwest, 5.00% due 7/1/2019 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,159,520

Energy Northwest, 5.00% due 7/1/2020 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,196,300

Energy Northwest, 5.00% due 7/1/2021 (Nine Canyon Wind Project Phase I-III)	NR/A2	2,000,000	2,231,540

Energy Northwest, 5.00% due 7/1/2022 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,133,020

Energy Northwest, 5.00% due 7/1/2023 (Nine Canyon Wind Project Phase I-III)	NR/A2	1,000,000	1,143,720

Energy Northwest, 5.00% due 7/1/2025 (Nine Canyon Wind Project Phase I-III)	NR/A2	850,000	988,542

King County Federal Way School District No. 210 GO, 4.125% due 12/1/2019 pre-refunded 12/1/2017 (Insured: Natl-Re)	AA+/Aa1	2,000,000	2,057,360

Marysville School District No. 25 GO, 4.00% due 12/1/2017 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,000,000	1,025,970

Marysville School District No. 25 GO, 4.00% due 12/1/2018 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,100,000	1,156,463

Marysville School District No. 25 GO, 5.00% due 12/1/2019 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,390,000	1,525,845

Marysville School District No. 25 GO, 5.00% due 12/1/2020 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,625,000	1,821,982

Marysville School District No. 25 GO, 5.00% due 12/1/2021 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,750,000	1,998,430

Marysville School District No. 25 GO, 5.00% due 12/1/2022 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	2,620,000	3,035,663

Marysville School District No. 25 GO, 5.00% due 12/1/2023 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,700,000	1,986,535

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Port of Seattle, 5.50% due 9/1/2018 (Insured: Natl-Re)	AA-/A2	$5,000,000	$5,333,800

Seattle Municipal Light & Power, 5.00% due 2/1/2017	AA/Aa2	2,000,000	2,007,160

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2018 (Skagit Regional Health)	NR/Baa2	800,000	843,712

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/Baa2	835,000	895,304

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/Baa2	1,160,000	1,271,082

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	552,685

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2023 (Skagit Regional Health)	NR/Baa2	750,000	834,653

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2017 (Skagit Regional Health)	NR/A1	1,000,000	1,025,300

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2018 (Skagit Regional Health)	NR/A1	1,270,000	1,330,122

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/A1	1,695,000	1,853,533

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2020 (Skagit Regional Health)	NR/A1	1,570,000	1,753,894

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/A1	3,135,000	3,566,125

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/A1	3,635,000	4,205,477

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2018 (Island Hospital)	NR/A1	1,000,000	1,044,820

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2019 (Island Hospital)	NR/A1	1,000,000	1,059,000

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2020 (Island Hospital)	NR/A1	1,000,000	1,069,740

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2021 (Island Hospital)	NR/A1	1,000,000	1,077,820

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2022 (Island Hospital)	NR/A1	1,700,000	1,938,391

State of Washington COP, 5.00% due 7/1/2017 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,555,000	2,607,173

State of Washington COP, 5.00% due 7/1/2018 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,670,000	2,816,129

State of Washington COP, 5.00% due 7/1/2019 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	1,000,000	1,082,830

State of Washington COP, 5.00% due 7/1/2020 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,290,000	3,641,109

State of Washington COP, 5.00% due 7/1/2021 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,125,000	3,522,469

State of Washington COP, 5.00% due 7/1/2022 (State and Local Agency Real and Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,000,000	3,432,330

State of Washington GO, 0% due 1/1/2018 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	4,000,000	3,954,680

State of Washington GO, 0% due 1/1/2019 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,908,080

State of Washington GO, 0% due 12/1/2019 (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re)	AA+/Aa1	3,030,000	2,877,894

State of Washington GO, 5.00% due 7/1/2025 (Capital Projects)	AA+/Aa1	10,475,000	12,464,307

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tacoma School District No.10 GO, 5.00% due 12/1/2017 (Pierce County Capital Projects)	AA+/Aa1	$2,280,000	$2,363,425

Tacoma School District No.10 GO, 5.00% due 12/1/2018 (Pierce County Capital Projects)	AA+/Aa1	4,000,000	4,283,280

Tacoma School District No.10 GO, 5.00% due 12/1/2019 (Pierce County Capital Projects)	AA+/Aa1	2,000,000	2,197,260

Tacoma School District No.10 GO, 5.00% due 12/1/2020 (Pierce County Capital Projects)	AA+/Aa1	2,500,000	2,808,100

Washington Health Care Facilities Authority, 5.00% due 7/1/2017 (Overlake Hospital Medical Center)	A/A2	1,245,000	1,269,340

Washington Health Care Facilities Authority, 5.00% due 8/15/2017 (MultiCare Health Systems)	AA-/Aa3	1,000,000	1,024,370

Washington Health Care Facilities Authority, 5.25% due 8/1/2018 (Highline Medical Center; Insured: FHA 242) (ETM)	NR/NR	7,935,000	8,187,095

Washington Health Care Facilities Authority, 5.00% due 8/15/2018 (MultiCare Health Systems)	AA-/Aa3	2,000,000	2,120,000

Washington Health Care Facilities Authority, 5.00% due 7/1/2019 (Overlake Hospital Medical Center)	A/A2	1,050,000	1,135,354

Washington Health Care Facilities Authority, 4.75% due 7/1/2020 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,076,410

West Virginia — 0.10%

Mason County, 1.625% due 10/1/2022 put 10/1/2018 (Appalachian Power Company)	BBB+/Baa1	3,300,000	3,283,533

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2020 (Higher Education Facilities)	A+/Aa3	1,000,000	1,097,970

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2021 (Higher Education Facilities)	A+/Aa3	1,000,000	1,119,540

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2022 (Higher Education Facilities)	A+/Aa3	1,500,000	1,703,070

Wisconsin — 0.61%

Wisconsin Health & Educational Facilities Authority, 5.00% due 4/15/2017 (Aurora Health Care, Inc.)	NR/A2	1,295,000	1,309,413

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2017 (Agnesian Healthcare, Inc.)	A/A2	1,000,000	1,018,020

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2017 (Aurora Health Care, Inc.)	NR/A2	5,025,000	5,120,927

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2018 (Agnesian Healthcare, Inc.)	A/A2	1,855,000	1,946,006

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2019 (Agnesian Healthcare, Inc.)	A/A2	1,000,000	1,073,130

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2020 (Agnesian Healthcare, Inc.)	A/A2	2,110,000	2,308,129

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2020 (ProHealth Care, Inc.)	A+/A1	1,075,000	1,189,101

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2021 (ProHealth Care, Inc.)	A+/A1	2,575,000	2,900,042

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2022 (ProHealth Care, Inc.)	A+/A1	1,600,000	1,792,336

Wisconsin Health & Educational Facilities Authority, 5.00% due 12/1/2022 (UnityPoint Health)	NR/Aa3	1,000,000	1,153,340

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2024 (Ascension Health Alliance System)	AA+/Aa2	625,000	740,038

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	3,800,000	3,798,708

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2025 (Ascension Health Alliance System)	AA+/Aa2	$1,215,000	$1,449,276

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2026 (Ascension Health Alliance System)	AA+/Aa2	2,000,000	2,364,180

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2043 put 6/1/2021 (Ascension Health Alliance System)	AA+/Aa2	10,000,000	11,219,200

WPPI Energy, 5.00% due 7/1/2021 (Power Supply System)	A/A1	4,100,000	4,612,049

TOTAL INVESTMENTS — 99.49% (Cost $7,105,337,298)			$7,157,166,670

OTHER ASSETS LESS LIABILITIES — 0.51%			36,450,756

NET ASSETS — 100.00%			$7,193,617,426

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	Segregated as collateral for a when-issued security.
b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGC	Insured by Associated General Contractors

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FSA	Insured by Financial Security Assurance Co.

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

ISD	Independent School District

JEA	Jacksonville Electric Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2016 (Unaudited)

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$7,157,166,670	$-	$7,157,166,670	$-

Total Investments in Securities	$7,157,166,670	$-	$7,157,166,670	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$7,105,377,298

Gross unrealized appreciation on a tax basis	$110,622,144
Gross unrealized depreciation on a tax basis	(58,792,772)

Net unrealized appreciation (depreciation) on investments (tax basis)	$51,829,372

SCHEDULE OF INVESTMENTS

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.77%

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2017 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	$750,000	$755,452

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2019 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	815,000	840,990

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2020 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	845,000	905,950

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2021 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	890,000	964,600

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2022 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	930,000	1,016,676

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2023 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	980,000	1,060,997

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Educational Facilities)	AA/Aa1	775,000	878,362

Alabama Public School & College Authority, 5.00% due 6/1/2026 (Educational Facilities)	AA/Aa1	4,380,000	5,066,915

Board of Trustees of the University of Alabama, 5.25% due 9/1/2025 pre-refunded 9/1/2018 (Birmingham Hospital)	NR/A1	2,000,000	2,132,640

City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A-/A1	2,000,000	2,001,880

East Alabama Health Care Authority GO, 5.00% due 9/1/2027 (Health Care Facilities Capital Improvements)	A/NR	1,250,000	1,354,500

Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017	AAA/Aa1	2,185,000	2,243,624

UAB Medicine Finance Authority, 5.00% due 9/1/2032 (University Hospital)	AA-/A1	6,000,000	6,790,500

Alaska — 0.19%

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2021 (State Capital Project)	AA+/Aa2	500,000	559,440

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A-/A2	2,000,000	2,198,940

Arizona — 1.59%

Arizona Board of Regents, 5.00% due 8/1/2024 (University of Arizona SPEED)	A+/Aa3	1,635,000	1,826,949

Arizona Board of Regents, 5.00% due 8/1/2029 (University of Arizona SPEED)	A+/Aa3	1,000,000	1,150,940

Arizona HFA, 5.00% due 7/1/2017 (Dignity Health)	A/A3	1,450,000	1,477,681

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	2,821,875

Arizona State University Energy Management LLC, 5.00% due 7/1/2017 (Tempe Campus Project)	AA-/A1	465,000	473,761

City of Flagstaff GO, 3.00% due 7/1/2020 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	700,000	728,875

City of Flagstaff GO, 4.00% due 7/1/2022 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	420,000	462,764

City of Flagstaff GO, 4.00% due 7/1/2023 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	221,896

City of Phoenix, 5.00% due 7/1/2017 (Civic Improvement Corp.; Insured: Natl-Re)	AA+/Aa3	1,000,000	1,019,860

County of Pima IDA, 5.00% due 12/1/2030 (Providence Day School Project)	BBB+/NR	2,000,000	2,111,180

Salt Verde Financial Corp., 5.25% due 12/1/2022 (Salt River Project Agricultural Improvement and Power District)	BBB+/Baa1	2,000,000	2,241,200

Salt Verde Financial Corp., 5.25% due 12/1/2028 (Salt River Project Agricultural Improvement and Power District)	BBB+/Baa1	770,000	896,295

State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)	AA/A1	7,280,000	7,871,791

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arkansas — 0.28%

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2031 (Fayetteville Campus)	NR/Aa2	$1,000,000	$1,146,220

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2032 (Fayetteville Campus)	NR/Aa2	655,000	748,305

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2033 (Fayetteville Campus)	NR/Aa2	1,000,000	1,134,970

Board of Trustees of the University of Arkansas, 5.00% due 11/1/2034 (Fayetteville Campus)	NR/Aa2	1,000,000	1,129,760

California — 7.33%

Alameda County Joint Powers Authority, 5.25% due 12/1/2027 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,000,000	1,171,980

Alameda County Joint Powers Authority, 5.25% due 12/1/2028 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,150,000	1,348,513

Alameda County Joint Powers Authority, 5.25% due 12/1/2029 (Alameda County Medical Center Highland Hospital)	AA/Aa1	1,500,000	1,753,740

Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2026 (Insured: AGM)	AA/NR	2,000,000	2,194,300

California Educational Facilities Authority, 5.50% due 4/1/2029 (Pitzer College)	NR/A2	3,000,000	3,278,370

California HFFA, 5.00% due 11/15/2022 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,107,180

California HFFA, 5.00% due 3/1/2026 (Adventist Health System/West)	A/NR	3,020,000	3,444,823

California HFFA, 5.25% due 3/1/2027 (Dignity Health)	A/A3	5,250,000	5,825,505

California Infrastructure & Economic Development Bank, 5.75% due 8/15/2029 (King City Joint Union High School District)	AA-/NR	1,500,000	1,674,375

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,000,000	2,058,060

California State Public Works Board, 5.00% due 6/1/2017 (University of California Multiple Campus Capital Projects; Insured: Natl-Re) (ETM)	AA+/Aaa	2,000,000	2,034,200

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A+/A1	2,500,000	2,824,825

California Statewide Community Development Authority, 6.25% due 8/15/2028 pre-refunded 8/15/2018 (Enloe Medical Center; Insured: California Mtg Insurance)	AA-/NR	1,050,000	1,135,638

California Statewide Community Development Authority, 6.00% due 7/1/2030 pre-refunded 1/1/2019 (Aspire Public Schools)	NR/NR	7,015,000	7,650,138

Carson Redevelopment Agency, 6.25% due 10/1/2022 pre-refunded 10/1/2019 (Redevelopment Project Area No. 1)	A-/NR	1,620,000	1,828,348

Carson Redevelopment Agency, 6.375% due 10/1/2024 pre-refunded 10/1/2019 (Redevelopment Project Area No. 1)	A-/NR	1,300,000	1,471,561

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	5,500,000	5,511,660

City of Los Angeles GO, 3.00% due 6/29/2017 (Cash Flow Management)	SP-1+/Mig1	9,750,000	9,850,328

Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)	AA/A1	1,245,000	1,304,088

Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)	AA/A1	1,000,000	1,096,360

County of Los Angeles GO, 3.00% due 6/30/2017 (Cash Management Program)	SP-1+/Mig1	4,500,000	4,547,430

Delano Financing Authority, 5.00% due 12/1/2025 (City of Delano Police Station and Woollomes Avenue Bridge)	A-/NR	2,555,000	2,769,952

El Camino Hospital District, 6.25% due 8/15/2017 (Insured: AMBAC) (ETM)	NR/NR	155,000	160,115

Franklin-McKinley School District GO, 5.25% due 8/1/2027 (Insured: Natl-Re)	NR/Aa3	1,000,000	1,198,240

Fresno USD GO, 6.00% due 8/1/2026 (Educational Facilities and Improvements; Insured: Natl-Re)	AA-/A3	1,165,000	1,421,615

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Irvine USD, 0.67% due 9/1/2053 put 1/3/2017 (Community Facilities District No. 09-1; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	$1,600,000	$1,600,000

Irvine USD, 0.67% due 9/1/2056 put 1/3/2017 (Community Facilities District No. 09-1; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	4,600,000	4,600,000

Jurupa Public Financing Authority, 5.50% due 9/1/2025 (Eastvale Community Services; Insured: AGM)	AA/NR	1,195,000	1,402,966

Jurupa Public Financing Authority, 5.50% due 9/1/2027 (Eastvale Community Services; Insured: AGM)	AA/NR	1,335,000	1,551,377

Los Angeles Regional Airport Improvement Corp., 5.00% due 1/1/2017 (LAX Fuel Corp.; Insured: AGM) (AMT)	AA/A2	1,120,000	1,120,123

M-S-R Energy Authority, 6.125% due 11/1/2029	BBB+/NR	2,500,000	3,085,975

North City West School Facilities Financing Authority, 5.00% due 9/1/2024 (Carmel Valley Schools; Insured: AGM)	AA/NR	1,080,000	1,243,004

Oakland USD GO, 5.00% due 8/1/2032 (County of Alameda Educational Facilities)	AA-/Aa3	1,000,000	1,141,430

Oakland USD GO, 5.00% due 8/1/2033 (County of Alameda Educational Facilities)	AA-/Aa3	1,000,000	1,135,790

Oakland USD GO, 5.00% due 8/1/2034 (County of Alameda Educational Facilities)	AA-/Aa3	1,000,000	1,130,170

Redwood City Redevelopment Agency, 0% due 7/15/2023 (Redevelopment Area A-2; Insured: AMBAC)	A-/NR	2,065,000	1,645,371

San Jose Redevelopment Agency, 5.25% due 8/1/2027 (Merged Area Redevelopment Project)	A/A2	2,400,000	2,642,616

San Jose Redevelopment Agency, 5.375% due 8/1/2028 (Merged Area Redevelopment Project)	A/A2	1,175,000	1,297,952

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aaa	3,000,000	2,861,580

Saratoga Union School District GO, 0% due 9/1/2023 (Insured: Natl-Re)	AA+/Aa1	900,000	753,084

State of California GO, 5.25% due 9/1/2026 (Kindergarten University Facilities)	AA-/Aa3	5,000,000	5,721,350

Tuolumne Wind Project Authority, 5.875% due 1/1/2029 pre-refunded 1/1/2019 (Tuolumne Co.)	AA-/A2	3,000,000	3,272,970

Turlock Irrigation District, 5.00% due 1/1/2021 pre-refunded 1/1/2020	NR/NR	745,000	820,588

Turlock Irrigation District, 5.00% due 1/1/2021	AA-/A2	1,005,000	1,099,520

William S. Hart Union High School District GO, 0% due 9/1/2021 (Educational Facilities)	AA/A2	800,000	716,640

Colorado — 0.61%

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 pre-refunded 11/1/2017 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/Aaa	1,220,000	1,261,138

Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/A2	1,335,000	1,370,004

Park Creek Metropolitan District, 5.25% due 12/1/2020 pre-refunded 12/1/2019 (Insured: AGM)	AA/NR	1,120,000	1,236,469

Regional Transportation District COP, 5.50% due 6/1/2022 (FasTracks Transportation System)	A/Aa3	3,000,000	3,365,310

Regional Transportation District COP, 5.00% due 6/1/2028 (North Metro Rail Line)	A/Aa3	1,550,000	1,738,898

Connecticut — 1.67%

City of Hartford GO, 5.00% due 7/1/2031 (Various Public Improvements; Insured: AGM)	AA/A2	1,700,000	1,847,050

Connecticut Health & Educational Facilities Authority, 5.75% due 7/1/2029 pre-refunded 7/1/2019 (Ethel Walker School)	NR/NR	1,350,000	1,492,533

State of Connecticut GO, 5.00% due 5/15/2026 (Various Capital Projects)	AA-/Aa3	5,000,000	5,854,250

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Connecticut GO, 5.00% due 5/15/2027 (Various Capital Projects)	AA-/Aa3	$5,500,000	$6,387,040

State of Connecticut GO Floating Rate Note, 1.25% due 9/15/2017 (Various Capital Projects)	AA-/Aa3	2,000,000	2,000,140

State of Connecticut GO Floating Rate Note, 1.48% due 6/15/2018 (Various Capital Projects)	AA-/Aa3	6,820,000	6,850,144

District of Columbia — 0.60%

District of Columbia, 5.00% due 2/15/2017 (Association of American Medical Colleges; Insured: AMBAC) (ETM)	NR/NR	1,000,000	1,005,170

Metropolitan Airports Authority, 0% due 10/1/2023 (Dulles Toll Road; Insured: AGM)	AA/A3	4,890,000	3,922,905

Metropolitan Airports Authority, 0% due 10/1/2024 (Dulles Toll Road; Insured: AGM)	AA/A3	5,000,000	3,825,050

Florida — 7.34%

Broward County School Board COP, 5.00% due 7/1/2030 (Educational Facilities)	A+/Aa3	1,250,000	1,421,825

Broward County School Board COP, 5.00% due 7/1/2032 (Educational Facilities)	A+/Aa3	2,000,000	2,258,200

City of Gainesville, 0.73% due 10/1/2026 put 1/3/2017 (Utilities System; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AA-/Aa2	16,910,000	16,910,000

City of Hollywood Community Redevelopment Agency, 5.00% due 3/1/2021 pre-refunded 3/1/2017 (Beach Community Redevelopment; Insured: Syncora)	NR/A3	3,000,000	3,021,090

City of Jacksonville, 5.00% due 10/1/2026 (Better Jacksonville Plan)	A+/A1	2,075,000	2,328,503

City of Lakeland, 5.00% due 10/1/2018 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,000,000	2,125,440

City of Lakeland, 5.25% due 10/1/2027 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	3,680,000	4,516,795

City of Lakeland, 5.00% due 11/15/2028 (Lakeland Regional Health Systems)	NR/A2	2,775,000	3,141,605

City of Lakeland, 5.25% due 10/1/2036 (Electric Power System Smart Grid Project; Insured: AGM)	AA/Aa3	2,770,000	3,456,932

Escambia County HFA, 5.95% due 7/1/2020 (Florida Health Care Facility Loan Program; Insured: AMBAC)	NR/NR	260,000	270,452

Florida Department of Management Services, 5.00% due 9/1/2018 (Financing or Acquisition of State-Owned Office Buildings; Insured: AMBAC)	AA+/Aa2	500,000	501,655

Florida State Department of Children & Families COP, 5.00% due 10/1/2018 (South Florida Evaluation Treatment Center)	AA+/NR	2,090,000	2,096,542

Florida State Department of Children & Families COP, 5.00% due 10/1/2019 (South Florida Evaluation Treatment Center)	AA+/NR	2,255,000	2,262,058

Florida State Municipal Loan Council, 5.00% due 10/1/2020 pre-refunded 10/1/2017 (Insured: Natl-Re)	AA-/A3	580,000	597,412

Florida State Municipal Loan Council, 5.00% due 10/1/2020 pre-refunded 10/1/2017 (Insured: Natl-Re)	AA-/A3	420,000	431,420

Florida State Municipal Loan Council, 5.00% due 10/1/2024 pre-refunded 10/1/2017 (Insured: Natl-Re)	AA-/A3	1,285,000	1,323,576

Florida State Municipal Loan Council, 5.00% due 10/1/2024 pre-refunded 10/1/2017 (Insured: Natl-Re)	AA-/A3	950,000	974,662

Lake County School Board COP, 5.00% due 6/1/2026 (School District Facility Projects)	A/NR	1,210,000	1,350,542

Manatee County, 5.00% due 10/1/2026 (Public Utilities System Improvements)	NR/Aa2	370,000	433,836

Manatee County, 5.00% due 10/1/2027 (Public Utilities System Improvements)	NR/Aa2	470,000	547,301

Manatee County, 5.00% due 10/1/2028 (Public Utilities System Improvements)	NR/Aa2	1,030,000	1,193,224

Manatee County, 5.00% due 10/1/2031 (Public Utilities System Improvements)	NR/Aa2	2,675,000	3,055,011

Manatee County, 5.00% due 10/1/2033 (Public Utilities System Improvements)	NR/Aa2	1,535,000	1,738,695

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Miami-Dade County, 5.00% due 10/1/2028 (Miami International Airport)	A/A2	$1,000,000	$1,142,210

Miami-Dade County, 5.00% due 10/1/2029 (Miami International Airport)	A/A2	1,335,000	1,518,656

Miami-Dade County, 5.00% due 10/1/2030 (Miami International Airport)	A/A2	1,000,000	1,135,160

Miami-Dade County, 5.00% due 10/1/2031 (Miami International Airport)	A/A2	2,000,000	2,262,940

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2024 (University of Miami; Insured: AMBAC)	A-/A3	1,000,000	1,166,010

Miami-Dade County GO, 5.00% due 10/1/2023 (Seaport Properties)	AA/Aa2	1,040,000	1,173,203

Miami-Dade County GO, 6.25% due 7/1/2026 pre-refunded 7/1/2018 (Building Better Communities)	AA/Aa2	2,130,000	2,290,389

Miami-Dade County School Board COP, 5.00% due 10/1/2021 (Insured: AMBAC)	A/A1	3,035,000	3,420,748

Miami-Dade County School Board COP, 5.25% due 5/1/2022 pre-refunded 5/1/2018 (Insured: AGM)	AA/A1	2,600,000	2,740,660

Miami-Dade County School Board COP, 5.00% due 5/1/2030	A/A1	3,250,000	3,671,557

Orange County, 5.00% due 10/1/2031 (Tourist Development)	AA-/Aa3	2,000,000	2,319,460

Orange County HFA, 5.125% due 10/1/2026 (Orlando Health, Inc.)	A/A2	2,000,000	2,145,380

Palm Beach County HFA, 5.00% due 12/1/2025 (Boca Raton Regional Hospital)	BBB+/NR	500,000	565,805

Reedy Creek Improvement District GO, 5.00% due 6/1/2032 (District-Wide Transportation, additional Buena Vista Corridor Improvements and District Facilities)	AA-/Aa3	3,965,000	4,569,226

Reedy Creek Improvement District GO, 5.00% due 6/1/2033 (District-Wide Transportation, additional Buena Vista Corridor Improvements and District Facilities)	AA-/Aa3	7,300,000	8,373,903

Sarasota County Public Hospital Board, 2.983% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	2,000,000	2,053,700

School Board of Broward County COP, 5.00% due 7/1/2026 (Educational Facilities and Equipment)	A+/Aa3	3,000,000	3,346,620

School Board of Broward County COP, 5.00% due 7/1/2027 (Educational Facilities and Equipment)	A+/Aa3	2,000,000	2,220,820

South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)	AA-/Aa3	1,500,000	1,535,220

Sunshine State Governmental Finance Commission, 5.00% due 9/1/2028 (Miami-Dade County Program)	AA-/Aa3	3,500,000	4,011,175

Georgia — 1.85%

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Bolton Commons, LLC)	NR/Aa2	485,000	559,535

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2025 (UGAREF Bolton Commons, LLC)	NR/Aa2	510,000	585,097

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2027 (UGAREF Bolton Commons, LLC)	NR/Aa2	735,000	832,579

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2028 (UGAREF Bolton Commons, LLC)	NR/Aa2	590,000	666,293

City of Atlanta, 5.50% due 11/1/2022 (Water & Wastewater System; Insured: Natl-Re)	AA-/Aa3	530,000	618,658

City of Atlanta, 5.50% due 11/1/2024 (Water & Wastewater System; Insured: AGM)	AA/Aa3	5,000,000	5,521,800

Clarke County Hospital Authority, 5.00% due 1/1/2023 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	2,060,000	2,365,518

Clarke County Hospital Authority, 5.00% due 1/1/2024 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	2,310,000	2,652,596

Clarke County Hospital Authority, 5.00% due 1/1/2025 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	525,000	602,863

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Clarke County Hospital Authority, 5.00% due 1/1/2026 pre-refunded 1/1/2022 (Athens Regional Medical Center)	AA/Aa1	$725,000	$832,525

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	3,000,000	3,261,660

Gwinnett County School District GO, 4.50% due 10/1/2017 (Capital Projects)	AAA/Aaa	7,000,000	7,187,740

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	AA-/A1	125,000	126,130

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2024 (South Medical Center)	AA-/Aa2	1,200,000	1,351,236

Guam — 2.63%

Government of Guam, 5.00% due 11/15/2031 (Various Capital Projects)	A/NR	5,500,000	5,941,375

Government of Guam, 5.00% due 11/15/2032 (Various Capital Projects)	A/NR	12,000,000	12,907,080

Government of Guam, 5.00% due 11/15/2033 (Various Capital Projects)	A/NR	10,500,000	11,236,995

Guam Power Authority, 5.00% due 10/1/2023 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,266,280

Guam Power Authority, 5.00% due 10/1/2024 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,248,880

Guam Power Authority, 5.00% due 10/1/2025 (Electric Power System; Insured: AGM)	AA/A2	2,500,000	2,805,425

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Baa2	1,000,000	1,127,000

Hawaii — 0.88%

County of Hawaii GO, 5.00% due 9/1/2033	AA-/Aa2	1,250,000	1,451,238

State of Hawaii GO, 5.00% due 12/1/2027 pre-refunded 12/1/2021	NR/NR	2,550,000	2,928,573

State of Hawaii GO, 5.00% due 12/1/2027	AA+/Aa1	3,815,000	4,293,019

State of Hawaii GO, 5.00% due 12/1/2027 pre-refunded 12/1/2021	NR/NR	3,635,000	4,174,652

Idaho — 0.34%

State of Idaho GO, 2.00% due 6/30/2017	SP-1+/Mig1	5,000,000	5,026,650

Illinois — 6.12%

Board of Trustees of Southern Illinois University, 5.25% due 4/1/2019 (Housing & Auxiliary Facilities; Insured: Natl-Re)	AA-/A3	1,000,000	1,068,480

Chicago O’Hare International Airport, 5.00% due 1/1/2019 (2015 Airport Projects)	A/NR	1,000,000	1,065,730

Chicago O’Hare International Airport, 5.00% due 1/1/2020 (2015 Airport Projects)	A/NR	1,000,000	1,088,230

Chicago O’Hare International Airport, 5.00% due 1/1/2021 (2015 Airport Projects)	A/NR	1,000,000	1,106,720

Chicago O’Hare International Airport, 5.00% due 1/1/2029 (2016 Airport Projects)	A/NR	1,000,000	1,124,840

Chicago O’Hare International Airport, 5.00% due 1/1/2030 (2016 Airport Projects)	A/NR	765,000	853,587

Chicago Park District GO, 5.00% due 1/1/2025 (Capital Improvement Plan)	AA+/NR	1,000,000	1,111,460

Chicago Park District GO, 5.00% due 1/1/2027 (Capital Improvement Plan)	AA+/NR	1,945,000	2,136,213

Chicago Park District GO, 5.00% due 1/1/2028 (Capital Improvement Plan)	AA+/NR	3,450,000	3,773,438

Chicago Park District GO, 5.00% due 1/1/2029 (Capital Improvement Plan)	AA+/NR	1,995,000	2,172,974

Chicago Park District GO, 5.00% due 1/1/2030 (Capital Improvement Plan)	AA+/NR	3,500,000	3,791,900

Chicago Transit Authority, 5.00% due 12/1/2018 (Bombardier Transit Rail System)	AA/A1	1,500,000	1,579,065

City of Chicago, 5.00% due 1/1/2028 (Wastewater Transmission System)	A/NR	5,365,000	5,906,758

City of Chicago, 5.00% due 1/1/2029 (Wastewater Transmission System)	A/NR	2,500,000	2,739,675

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Chicago, 5.75% due 11/1/2030 (Water System; Insured: AMBAC)	AA+/Aa1	$1,270,000	$1,528,737

City of Chicago, 5.00% due 1/1/2032 (Midway Airport)	A/A3	4,805,000	5,296,215

City of Chicago, 5.00% due 1/1/2033 (Midway Airport)	A/A3	5,000,000	5,494,800

City of Chicago, 5.25% due 1/1/2034 (Midway Airport)	A/A3	4,700,000	5,195,380

City of Chicago GO, 5.00% due 1/1/2020 (Municipal Facilities Projects; Insured: AMBAC)	BBB+/Ba1	1,000,000	1,001,980

City of Chicago GO, 5.00% due 12/1/2022 (Modern Schools Across Chicago Program; Insured: AMBAC)	BBB+/Ba1	415,000	416,204

City of Chicago GO, 5.00% due 12/1/2024 (Modern Schools Across Chicago Program; Insured: AMBAC)	BBB+/Ba1	500,000	501,435

City of Mount Vernon GO, 4.00% due 12/15/2025 (Various Municipal Capital Improvements; Insured: AGM)	AA/A2	1,900,000	1,964,961

City of Waukegan GO, 5.00% due 12/30/2017 (Insured: AGM)	NR/A2	1,680,000	1,734,583

City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)	NR/A2	2,000,000	2,116,280

Community College District No. 525 GO, 6.25% due 6/1/2024 (Joliet Junior College)	AA/NR	500,000	532,335

Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	A+/NR	1,000,000	1,106,100

Cook County GO, 5.25% due 11/15/2024	AA-/A2	3,000,000	3,256,260

Cook County School District No. 104 GO, 0% due 12/1/2022 (Argo Summit Elementary School Facilities; Insured: AGM) (ETM)	NR/NR	2,000,000	1,747,720

Forest Preserve District of DuPage County GO, 4.00% due 11/1/2022 (Land Acquisition and Development)	AAA/NR	750,000	825,915

Illinois Educational Facilities Authority, 5.75% due 11/1/2028 pre-refunded 11/1/2018 (Rush University Medical Center)	AA-/Aaa	1,000,000	1,081,090

Illinois Finance Authority, 5.00% due 11/1/2017 (Central DuPage Health)	AA+/Aa2	2,000,000	2,059,600

Illinois Finance Authority, 5.00% due 8/1/2022 (Bradley University; Insured: Syncora)	A/NR	1,000,000	1,020,190

Illinois Finance Authority, 6.125% due 11/1/2023 pre-refunded 11/1/2018 (Advocate Health Care Network)	AA/Aa2	5,175,000	5,629,727

Illinois Finance Authority, 5.00% due 8/15/2024 (Silver Cross Hospital and Medical Centers)	NR/Baa1	1,000,000	1,127,950

Illinois Finance Authority, 5.00% due 11/15/2033 (Rush University Medical Center)	A+/A1	1,000,000	1,092,100

Illinois HFA, 5.70% due 2/20/2021 (Midwest Care Center I, Inc.; Collateralized: GNMA)	NR/Aa1	430,000	431,582

Illinois Toll Highway Authority, 5.00% due 1/1/2037 (Move Illinois Program)	AA-/Aa3	5,550,000	6,119,041

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM) (ETM)	NR/Aa2	45,000	44,999

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM)	NR/Aa2	955,000	954,962

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2022 (McCormick Place Expansion Project)	BBB-/NR	1,000,000	1,082,430

Niles Park District GO, 3.00% due 12/1/2017 (Parks and Recreation Projects)	NR/Aa2	340,000	345,399

Niles Park District GO, 3.00% due 12/1/2018 (Parks and Recreation Projects)	NR/Aa2	350,000	359,814

Niles Park District GO, 3.00% due 12/1/2019 (Parks and Recreation Projects)	NR/Aa2	360,000	372,416

Niles Park District GO, 3.00% due 12/1/2020 (Parks and Recreation Projects)	NR/Aa2	370,000	384,371

State of Illinois, 5.00% due 6/15/2018	AAA/NR	2,000,000	2,096,520

Tazewell County School District GO, 9.00% due 12/1/2024 (Insured: Natl-Re)	NR/Aa3	1,205,000	1,715,233

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Village of Tinley Park GO, 4.00% due 12/1/2021	AA+/NR	$585,000	$632,736

Village of Tinley Park GO, 5.00% due 12/1/2024	AA+/NR	870,000	1,000,283

Indiana — 2.72%

Board of Trustees for the Vincennes University, 5.375% due 6/1/2022	NR/Aa3	895,000	1,009,166

City of Carmel Redevelopment Authority, 0% due 2/1/2021 (Performing Arts Center)	AA+/Aa3	2,000,000	1,816,280

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 pre-refunded 1/15/2021 (Performing Arts Center)	NR/NR	2,730,000	3,196,284

City of Petersburg, 5.40% due 8/1/2017 (Indianapolis Power and Light Company; Insured: Natl-Re/IBC)	AA-/A2	1,325,000	1,357,807

Clay Multi-School Building Corp., 5.00% due 1/15/2018 (State Aid Withholding)	AA+/NR	1,735,000	1,801,225

Franklin Township Multi-School Building Corp., 5.00% due 7/10/2017 (Franklin Central High School) (State Aid Withholding)	AA+/NR	630,000	643,079

Hobart Building Corp., 6.50% due 7/15/2019 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA+/A3	1,000,000	1,105,190

Indiana Bond Bank, 5.25% due 10/15/2020 (Natural Gas Utility Improvements)	NR/A3	5,340,000	5,865,830

Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional Health Financing Program; Insured: AMBAC)	AA/NR	2,000,000	2,304,320

Indiana Finance Authority, 5.00% due 3/1/2019 (Indiana University Health)	AA-/Aa3	5,000,000	5,381,850

Indiana Finance Authority, 5.00% due 11/1/2021 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	605,000	643,230

Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)	BBB-/NR	2,480,000	2,658,957

Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)	BBB-/NR	2,605,000	2,782,505

Indiana HFFA, 5.00% due 11/15/2034 (Ascension Health Credit Group)	NR/Aa2	1,325,000	1,500,297

Indiana HFFA, 5.00% due 11/15/2035 (Ascension Health Credit Group)	NR/Aa2	5,000,000	5,640,950

Indiana HFFA, 5.00% due 11/15/2036 (Ascension Health Credit Group)	NR/Aa2	2,000,000	2,249,840

Iowa — 0.31%

Iowa Finance Authority, 5.00% due 2/15/2030 (UnityPoint Health)	NR/Aa3	2,250,000	2,515,253

Iowa Finance Authority, 5.00% due 2/15/2032 (UnityPoint Health)	NR/Aa3	1,850,000	2,050,651

Kansas — 0.04%

Kansas DFA, 5.00% due 6/1/2020 (Wichita State University)	NR/Aa3	575,000	634,334

Kentucky — 1.70%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2020 (Project No. 112)	A/Aa3	4,385,000	4,857,396

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2021 (Project No. 112)	A/Aa3	5,990,000	6,725,871

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2022 (Project No. 112)	A/Aa3	6,960,000	7,915,330

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2023 (Project No. 112)	A/Aa3	2,440,000	2,788,066

Louisville/Jefferson County Metro Government, 5.25% due 10/1/2026 (Norton Suburban Hospital and Kosair Children’s Hospital)	A-/NR	2,320,000	2,661,272

Louisiana — 2.38%

City of New Orleans, 6.00% due 6/1/2024 pre-refunded 6/1/2019 (Sewerage System; Insured: AGM)	AA/A3	750,000	831,150

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2030	AA-/Aa3	1,170,000	1,333,274

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2031	AA-/Aa3	2,655,000	3,015,310

East Baton Rouge Sewerage Commission, 5.00% due 2/1/2032	AA-/Aa3	3,000,000	3,393,390

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2023 pre-refunded 9/1/2019	A+/NR	$1,230,000	$1,343,222

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2025 pre-refunded 9/1/2019	A+/NR	1,350,000	1,474,267

Law Enforcement District of the Parish of Plaquemines, 5.15% due 9/1/2027 pre-refunded 9/1/2019	A+/NR	1,490,000	1,632,980

Law Enforcement District of the Parish of Plaquemines, 5.30% due 9/1/2029 pre-refunded 9/1/2019	A+/NR	1,650,000	1,814,785

Louisiana Energy and Power Authority, 5.25% due 6/1/2029 (LEPA Unit No. 1; Insured: AGM)	AA/A2	1,000,000	1,136,680

Louisiana Energy and Power Authority, 5.25% due 6/1/2030 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,955,000	3,349,758

Louisiana Energy and Power Authority, 5.25% due 6/1/2031 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,145,000	2,428,869

Louisiana Public Facilities Authority, 5.00% due 7/1/2022 pre-refunded 7/1/2017 (Black & Gold Facilities; Insured: CIFG)	AA/A3	1,590,000	1,622,468

New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)	AA/A2	1,000,000	1,037,800

New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)	AA/A2	2,000,000	2,068,680

New Orleans Regional Transit Authority, 5.00% due 12/1/2023 (Insured: AGM)	AA/Aa3	1,000,000	1,098,130

New Orleans Regional Transit Authority, 5.00% due 12/1/2024 (Insured: AGM)	AA/Aa3	1,000,000	1,097,800

Office Facilities Corp., 5.00% due 3/1/2019 (Louisiana State Capitol Complex Program)	AA-/A1	390,000	417,729

Parish of Lafourche, 5.00% due 1/1/2024 (Roads, Highways and Bridges)	AA-/NR	1,065,000	1,223,270

Parish of Lafourche, 5.00% due 1/1/2025 (Roads, Highways and Bridges)	AA-/NR	2,620,000	3,028,668

Terrebonne Parish Hospital Service District 1, 5.00% due 4/1/2028 (General Medical Center)	A/A3	1,500,000	1,612,140

Maryland — 0.78%

County of Montgomery GO, 0.75% due 6/1/2026 put 1/3/2017 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	11,435,000	11,435,000

Massachusetts — 1.76%

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2030 (Transportation Capital Program)	AAA/Aa1	1,000,000	1,252,100

Massachusetts Development Finance Agency, 5.00% due 7/1/2019 (CareGroup Healthcare System)	A-/A3	2,800,000	3,020,444

Massachusetts Development Finance Agency, 5.00% due 7/1/2020 (CareGroup Healthcare System)	A-/A3	5,000,000	5,508,550

Massachusetts Development Finance Agency, 5.00% due 7/1/2021 (CareGroup Healthcare System)	A-/A3	2,330,000	2,613,538

Massachusetts Development Finance Agency, 5.50% due 10/1/2025 (Simmons College)	BBB+/Baa1	460,000	530,256

Massachusetts Development Finance Agency, 5.50% due 10/1/2028 (Simmons College)	BBB+/Baa1	1,330,000	1,521,759

Massachusetts Development Finance Agency, 5.00% due 7/1/2033 (CareGroup Healthcare System)	A-/A3	5,000,000	5,636,350

Massachusetts Development Finance Agency, 5.00% due 7/1/2034 (CareGroup Healthcare System)	A-/A3	2,320,000	2,599,258

Massachusetts Development Finance Agency, 5.00% due 7/1/2036 (CareGroup Healthcare System)	A-/A3	1,750,000	1,945,702

Massachusetts Educational Financing Authority, 5.50% due 1/1/2022 (Higher Education Student Loans)	AA/NR	1,130,000	1,224,751

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan — 4.81%

Board of Governors of Wayne State University, 5.00% due 11/15/2031 (Educational Facilities and Equipment)	A+/Aa3	$1,010,000	$1,146,168

City of Troy GO, 5.00% due 11/1/2025 (Downtown Development Authority-Community Center Facilities)	AAA/NR	300,000	339,306

County of Genesee, 5.00% due 11/1/2024 (Water Supply System; Insured: BAM)	AA/A2	610,000	685,634

County of Genesee, 5.00% due 11/1/2025 (Water Supply System; Insured: BAM)	AA/A2	345,000	388,698

County of Genesee, 5.25% due 11/1/2026 (Water Supply System; Insured: BAM)	AA/A2	900,000	1,021,104

County of Genesee, 5.25% due 11/1/2027 (Water Supply System; Insured: BAM)	AA/A2	1,375,000	1,554,781

County of Genesee, 5.25% due 11/1/2028 (Water Supply System; Insured: BAM)	AA/A2	645,000	726,225

County of Genesee, 5.00% due 11/1/2029 (Water Supply System; Insured: BAM)	AA/A2	1,210,000	1,340,426

County of Genesee, 5.00% due 11/1/2030 (Water Supply System; Insured: BAM)	AA/A2	1,195,000	1,321,873

County of Genesee, 5.125% due 11/1/2032 (Water Supply System; Insured: BAM)	AA/A2	750,000	832,177

Detroit City School District GO, 5.25% due 5/1/2026 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa1	3,150,000	3,652,803

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA/Aa1	1,100,000	1,279,201

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2019 (Bronson Healthcare; Insured: AGM)	AA/A2	2,000,000	2,100,020

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 pre-refunded 5/15/2020 (Bronson Healthcare; Insured: AGM)	NR/A2	1,365,000	1,512,625

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 (Bronson Healthcare; Insured: AGM)	NR/A2	1,105,000	1,207,323

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 pre-refunded 5/15/2021 (Bronson Healthcare)	NR/NR	1,110,000	1,269,274

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 (Bronson Healthcare)	NR/A2	175,000	194,337

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2029 (Bronson Healthcare)	NR/A2	2,150,000	2,399,443

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2030 (Bronson Healthcare)	NR/A2	3,810,000	4,227,881

Michigan Finance Authority, 5.00% due 4/1/2026 (Government Loan Program)	A+/NR	1,580,000	1,718,756

Michigan Finance Authority, 5.00% due 8/1/2031 (Beaumont Health Credit Group)	A/A1	19,080,000	21,132,626

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	910,000	947,865

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 pre-refunded 11/15/2017 (Edward W. Sparrow Hospital Association)	NR/NR	1,520,000	1,572,577

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 (Edward W. Sparrow Hospital Association)	A+/A1	620,000	636,579

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 pre-refunded 7/15/2017 (Oakwood Health System)	A/A1	3,000,000	3,065,820

Michigan State Hospital Finance Authority, 5.625% due 11/15/2029 pre-refunded 11/15/2019 (Henry Ford Health System)	A/A3	2,500,000	2,787,950

Michigan Strategic Fund, 5.25% due 10/15/2023 pre-refunded 10/15/2018 (Michigan House of Representatives Facilities; Insured: AGM)	AA/Aa2	1,000,000	1,070,810

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Royal Oak Hospital Finance Authority, 8.00% due 9/1/2029 pre-refunded 9/1/2018 (William Beaumont Hospital)	NR/Aaa	$2,540,000	$2,819,908

State of Michigan, 5.50% due 11/1/2020 (Trunk Line Fund; Insured: AGM)	AA+/Aa2	1,500,000	1,701,180

State of Michigan, 5.00% due 3/15/2025 (Jobs Today Highway Program & Governor’s Economic Stimulus Program)	AA/A2	5,000,000	5,859,050

Minnesota — 0.19%

Minnesota Agriculture & Economic Development Board, 5.50% due 2/15/2025 (Essentia Health; Insured: AGM)	AA/NR	2,500,000	2,751,650

Mississippi — 0.62%

Mississippi Development Bank, 5.00% due 7/1/2022 pre-refunded 7/1/2017 (City of Canton Parking Facilities)	NR/NR	1,935,000	1,974,513

Mississippi Development Bank, 5.25% due 8/1/2027 pre-refunded 8/1/2020 (Department of Corrections)	AA-/NR	3,415,000	3,832,415

Mississippi Development Bank GO, 5.00% due 3/1/2025 (Capital City Convention Center)	A+/Baa2	2,850,000	3,279,182

Missouri — 1.32%

Missouri Development Finance Board, 5.00% due 4/1/2019 (Eastland Center)	A-/NR	1,000,000	1,009,350

Missouri Development Finance Board, 5.00% due 4/1/2021 (Eastland Center)	A-/NR	2,000,000	2,018,700

Missouri Development Finance Board, 5.125% due 4/1/2022 (Eastland Center)	A-/NR	2,000,000	2,075,880

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2019 (Webster University)	NR/A2	2,235,000	2,396,009

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2021 (Webster University)	NR/A2	2,520,000	2,789,791

Missouri Health and Educational Facilities Authority, 0.68% due 7/1/2032 put 1/3/2017 (St. Louis University; SPA: U.S. Bank, N.A.) (daily demand notes)	NR/A1	880,000	880,000

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2034 (Saint Luke’s Health System)	A+/A1	3,300,000	3,615,183

Missouri Health and Educational Facilities Authority, 5.00% due 11/15/2035 (Saint Luke’s Health System)	A+/A1	1,000,000	1,093,030

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Public Improvements) (ETM)	NR/NR	515,000	530,244

Tax Increment Financing Commission of Kansas City, 5.00% due 5/1/2022 (Union Hill Redevelopment Project)	NR/NR	2,915,000	2,982,599

Nevada — 0.87%

Carson City, 5.00% due 9/1/2027 (Carson Tahoe Regional Medical Center)	BBB+/NR	2,450,000	2,663,640

Washoe County GO, 5.00% due 7/1/2026 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	5,000,000	5,594,850

Washoe County GO, 5.00% due 7/1/2029 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,231,560

Washoe County GO, 5.00% due 7/1/2032 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,201,400

New Hampshire — 0.66%

New Hampshire Health and Education Facilities Authority, 5.25% due 10/1/2023 pre-refunded 10/1/2017 (Southern New Hampshire Medical Center)	NR/NR	770,000	794,139

New Hampshire Health and Education Facilities Authority, 5.25% due 10/1/2023 (Southern New Hampshire Medical Center)	A-/NR	230,000	236,353

New Hampshire Health and Education Facilities Authority, 0.75% due 7/1/2035 put 1/3/2017 (University System of New Hampshire; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA-/Aa3	1,900,000	1,900,000

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	AA+/Aa2	1,860,000	2,159,516

State of New Hampshire, 5.00% due 2/1/2022 (Turnpike System)	A+/A1	2,250,000	2,553,727

State of New Hampshire, 5.00% due 2/1/2024 (Turnpike System)	A+/A1	1,755,000	1,984,923

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey — 2.63%

Burlington County Bridge Commission, 4.00% due 12/1/2017 (County Governmental Loan Program)	AA/Aa2	$850,000	$873,086

Cape May County Industrial Pollution Control Financing Authority, 6.80% due 3/1/2021 (Atlantic City Electric Company; Insured: Natl-Re)	AA-/A3	560,000	645,490

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re)	NR/Aa2	2,500,000	3,025,000

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	BBB+/A3	2,000,000	2,061,060

New Jersey EDA, 5.50% due 9/1/2026 (School Facilities Construction; Insured: AMBAC)	BBB+/A3	3,000,000	3,236,970

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	AA-/A3	1,700,000	1,962,752

New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	BBB+/A3	12,890,000	13,128,465

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2027 (Virtua Health)	AA-/NR	2,000,000	2,269,220

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2028 (Virtua Health)	AA-/NR	1,000,000	1,126,160

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/A3	1,000,000	1,040,400

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2023 (State Transportation System Improvements)	A+/A3	1,500,000	1,619,955

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/A3	1,000,000	1,038,200

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2024 (State Transportation System Improvements)	A+/A3	1,000,000	1,083,240

New Jersey Transportation Trust Fund Authority, 1.93% due 6/15/2034 put 12/15/2021 (State Transportation System Improvements)	BBB+/A3	2,000,000	1,927,760

Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022	NR/A3	3,000,000	3,471,750

New Mexico — 0.52%

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	3,000,000	3,215,610

City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,040,000	2,219,051

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,130,000	2,226,787

New York — 8.47%

City of New York GO, 5.00% due 8/1/2027 (City Budget Financial Management)	AA/Aa2	4,530,000	5,243,656

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	5,000,000	5,763,300

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	4,000,000	4,582,880

City of New York GO, 0.74% due 1/1/2036 put 1/3/2017 (Gowanus Canal Site; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA/Aa2	8,900,000	8,900,000

City of New York GO, 0.76% due 4/1/2042 put 1/3/2017 (City Budget Financial Management; LOC: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	9,200,000	9,200,000

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,300,000	1,483,781

Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District) (State Aid Withholding) (ETM)	NR/NR	1,190,000	1,289,258

Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District) (State Aid Withholding)	AA/Aa2	1,810,000	1,960,972

Erie County Industrial Development Agency, 5.00% due 5/1/2027 (City of Buffalo School District) (State Aid Withholding)	AA/Aa2	5,000,000	5,798,050

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Educational Facilities; Insured: Natl-Re) (State Aid Withholding)	NR/Aa3	$305,000	$310,426

New York City Municipal Water Finance Authority, 0.74% due 6/15/2043 put 1/3/2017 (Water and Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	8,100,000	8,100,000

New York City Municipal Water Finance Authority, 0.74% due 6/15/2044 put 1/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AAA/Aa1	3,000,000	3,000,000

New York City Municipal Water Finance Authority, 0.76% due 6/15/2048 put 1/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	1,600,000	1,600,000

New York City Municipal Water Finance Authority, 0.74% due 6/15/2050 put 1/3/2017 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	19,000,000	19,000,000

New York City Transitional Finance Authority, 0.77% due 8/1/2031 put 1/3/2017 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	25,000,000	25,000,000

New York City Transitional Finance Authority, 0.74% due 11/1/2042 put 1/3/2017 (City Capital Projects; SPA: Barclays Bank plc) (daily demand notes)	AAA/Aa1	1,200,000	1,200,000

New York State Dormitory Authority, 5.00% due 7/1/2017 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	850,000	852,814

New York State Dormitory Authority, 5.25% due 5/15/2021 (State University Educational Facilities)	AA/Aa2	500,000	561,700

New York State Dormitory Authority, 5.00% due 7/1/2023 (Miriam Osborn Memorial Home Assoc.)	NR/NR	2,180,000	2,298,941

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	2,877,075

New York State Housing Finance Agency, 0.75% due 11/1/2046 put 1/3/2017 (160 Madison Avenue Housing Development; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	4,730,000	4,730,000

New York State Thruway Authority, 5.00% due 1/1/2030 (Multi-Year Highway and Bridge Capital Program)	A/A2	7,480,000	8,583,150

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza)	NR/A1	1,700,000	1,828,656

North Carolina — 0.44%

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2018 (Carolinas HealthCare System)	AA-/Aa3	600,000	611,334

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2028 (Carolinas HealthCare System)	AA-/Aa3	2,190,000	2,506,959

North Carolina Medical Care Commission, 5.00% due 6/1/2030 (Vidant Health)	A+/A1	3,000,000	3,341,820

North Dakota — 0.07%

County of Ward, 5.125% due 7/1/2021 (Trinity Health System)	BBB-/NR	1,000,000	1,002,850

Ohio — 4.95%

Akron, Bath and Copley Joint Township Hospital District, 5.00% due 11/15/2024 (Children’s Hospital Medical Center of Akron)	NR/A1	1,000,000	1,122,980

American Municipal Power, Inc., 5.25% due 2/15/2028 (AMP Fremont Energy Center)	A/A1	4,000,000	4,522,600

Cincinnati City School District COP, 5.00% due 12/15/2031 (School Improvement Project)	A+/Aa3	3,075,000	3,447,352

City of Cleveland, 3.00% due 10/1/2017 (Parks and Recreation Facilities)	AA/A1	490,000	496,419

City of Cleveland, 5.00% due 11/15/2027 (Public Facilities Improvements)	AA/A1	1,285,000	1,489,932

City of Cleveland, 5.00% due 10/1/2028 (Bridges and Roadways)	AA/A1	2,420,000	2,790,841

City of Cleveland, 5.00% due 11/15/2028 (Public Facilities Improvements)	AA/A1	1,000,000	1,155,370

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Cleveland, 5.00% due 10/1/2029 (Bridges and Roadways)	AA/A1	$100,000	$114,772

City of Cleveland, 5.00% due 11/15/2029 (Public Facilities Improvements)	AA/A1	1,415,000	1,627,024

City of Cleveland, 5.00% due 11/15/2030 (Public Facilities Improvements)	AA/A1	1,485,000	1,700,963

City of Cleveland GO, 5.00% due 12/1/2024 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,165,300

City of Cleveland GO, 5.00% due 12/1/2026 (Various Municipal Capital Improvements)	AA/A1	1,230,000	1,422,852

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2021 (Cleveland Museum of Art)	AA+/NR	2,040,000	2,269,133

Cleveland-Cuyahoga County Port Authority, 5.00% due 7/1/2025 (County Administration Offices)	AA-/Aa2	1,780,000	2,081,852

County of Allen, 5.00% due 5/1/2025 (Catholic Health Partners-Mercy Health West Facility)	A+/A2	4,470,000	5,024,146

County of Allen, 5.00% due 5/1/2026 (Catholic Health Partners-Mercy Health West Facility)	A+/A2	3,855,000	4,317,908

County of Cuyahoga COP, 5.00% due 12/1/2026 (Convention Center Hotel)	AA-/Aa3	2,910,000	3,330,902

County of Hamilton, 5.00% due 12/1/2018	AA-/A1	1,000,000	1,066,520

County of Hamilton, 5.00% due 12/1/2021	AA-/A1	1,100,000	1,247,411

County of Hamilton, 5.00% due 12/1/2023	AA-/A1	1,000,000	1,166,910

County of Hamilton, 5.00% due 5/15/2028 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	2,665,000	3,064,217

County of Hamilton, 5.00% due 5/15/2029 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	1,000,000	1,145,760

County of Hamilton, 5.00% due 5/15/2031 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	4,420,000	5,016,479

County of Montgomery, 0.74% due 11/15/2045 put 1/3/2017 (Premier Health Partners; LOC: Barclays Bank plc) (daily demand notes)	NR/Aa2	10,000,000	10,000,000

County of Scioto, 5.00% due 2/15/2030 (Southern Ohio Medical Center)	NR/A2	1,690,000	1,929,017

County of Scioto, 5.00% due 2/15/2032 (Southern Ohio Medical Center)	NR/A2	925,000	1,047,220

County of Scioto, 5.00% due 2/15/2033 (Southern Ohio Medical Center)	NR/A2	1,000,000	1,127,090

Deerfield Township, 5.00% due 12/1/2025 (Public Street Improvements-Wilkens Blvd.)	NR/A1	1,000,000	1,027,740

Lucas County Health Care Facility, 5.00% due 8/15/2021 (Sunset Retirement Community)	NR/NR	1,190,000	1,238,397

Lucas County Health Care Facility, 5.125% due 8/15/2025 (Sunset Retirement Community)	NR/NR	1,250,000	1,372,250

Ohio Air Quality Development Authority, 5.70% due 8/1/2020 (FirstEnergy Nuclear Generation Corp.)	CCC+/Caa1	3,000,000	1,253,970

Ohio Air Quality Development Authority, 3.625% due 12/1/2033 put 6/1/2020 (FirstEnergy Nuclear Generation Corp.)	CCC+/Caa1	1,000,000	418,020

Ohio Higher Educational Facility Commission, 0.68% due 1/1/2039 put 1/3/2017 (Cleveland Clinic Health System; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AA-/Aa2	700,000	700,000

Ohio Higher Educational Facility Commission, 0.74% due 1/1/2043 put 1/3/2017 (Cleveland Clinic Health System; SPA: Barclays Bank plc) (daily demand notes)	AA-/Aa2	1,650,000	1,650,000

Oklahoma — 0.50%

Oklahoma DFA, 5.00% due 8/15/2026 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,175,070

Oklahoma DFA, 5.00% due 8/15/2027 (INTEGRIS Health)	AA-/Aa3	1,000,000	1,166,590

Oklahoma Industries Authority, 5.50% due 7/1/2023 pre-refunded 7/1/2018 (Oklahoma Medical Research Foundation)	NR/A2	3,730,000	3,966,445

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma Municipal Power Authority, 5.00% due 1/1/2018 (Power Supply System Capital Projects; Insured: AGM)	AA/A2	$1,000,000	$1,037,460

Oregon — 1.37%

State of Oregon GO, 2.00% due 6/30/2017 (Cash Management)	SP-1+/Mig1	20,000,000	20,108,800

Pennsylvania — 6.56%

Allegheny County Hospital Development Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	2,500,000	2,701,925

Allegheny County IDA, 5.90% due 8/15/2026 (Propel Charter School-McKeesport)	BBB-/NR	905,000	946,766

Allegheny County IDA, 6.375% due 8/15/2035 (Propel Charter School-McKeesport)	BBB-/NR	1,130,000	1,194,455

Bethlehem Area School District GO, 5.00% due 10/15/2020 pre-refunded 04/15/2019 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	95,000	102,716

Bethlehem Area School District GO, 5.00% due 10/15/2020 (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding)	AA/NR	380,000	403,583

City of Philadelphia, 5.00% due 10/1/2029 (Water and Wastewater System)	A+/A1	1,100,000	1,269,939

City of Philadelphia, 5.00% due 10/1/2030 (Water and Wastewater System)	A+/A1	2,410,000	2,768,680

City of Philadelphia, 5.00% due 8/1/2032 (Pennsylvania Gas Works)	A/Baa1	1,000,000	1,106,480

City of Philadelphia, 5.00% due 8/1/2033 (Pennsylvania Gas Works)	A/Baa1	800,000	881,448

City of Philadelphia, 5.00% due 8/1/2034 (Pennsylvania Gas Works)	A/Baa1	500,000	548,195

Commonwealth of Pennsylvania GO, 5.00% due 3/15/2022 (Capital Facilities Projects)	AA-/Aa3	12,485,000	14,131,522

Commonwealth of Pennsylvania GO, 5.00% due 9/15/2028 (Capital Facilities Projects)	AA-/Aa3	15,000,000	17,332,800

County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	3,000,000	3,301,290

Dallastown Area School District GO, 4.00% due 5/1/2021 (State Aid Withholding)	AA/NR	460,000	495,507

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2030 (Acquisition of Susquehanna Resource Management Facility)	AA-/NR	3,000,000	3,394,950

Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp.)	A/A1	3,250,000	3,240,380

Monroeville Financing Authority, 5.00% due 2/15/2026 (University of Pittsburgh Medical Center)	A+/Aa3	3,490,000	4,113,663

Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	4,755,000	4,760,088

Pennsylvania Higher Education Facilities Authority, 0% due 7/1/2020 (Insured: AMBAC)	NR/NR	2,032,839	1,575,755

Pennsylvania State Public School Building Authority GO, 5.00% due 6/1/2027 (Philadelphia School District; Insured: AGM) (State Aid Withholding)	AA/A2	5,000,000	5,555,400

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	NR/NR	1,390,000	1,580,986

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 (Highway Improvements)	A-/A3	2,610,000	2,860,534

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2030 (Water and Sewer System; Insured: AGM)	A/A2	5,000,000	5,635,600

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,740,000	4,205,780

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,665,000	4,121,439

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	405,000	433,569

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Plum Borough School District GO, 4.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	$365,000	$371,993

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	355,000	369,566

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	385,000	412,158

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	425,000	458,486

Plum Borough School District GO, 5.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	430,000	482,997

School District of Philadelphia GO, 5.00% due 9/1/2018 (School Reform Commission) (State Aid Withholding)	NR/A2	5,250,000	5,485,357

Rhode Island — 0.34%

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2024 (Training School Project)	AA-/Aa3	3,595,000	4,142,267

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2023 (Consolidated Capital Development Loan)	AA/Aa2	800,000	867,696

South Carolina — 1.94%

City of Myrtle Beach, 5.00% due 6/1/2028 (Municipal Sports Complex)	AA-/A1	1,000,000	1,130,060

City of Myrtle Beach, 5.00% due 6/1/2030 (Municipal Sports Complex)	AA-/A1	1,000,000	1,119,830

Greenwood Fifty School Facilities, Inc., 5.00% due 12/1/2025 pre-refunded 12/1/2017 (School District No. 50; Insured: AGM)	AA/A1	2,400,000	2,486,760

Oconee County, 0.79% due 2/1/2017 put 1/3/2017 (Duke Energy Corp.) (daily demand notes)	A-/A1	20,700,000	20,700,000

Sumter Two School Facilities, Inc., 5.00% due 12/1/2021 pre-refunded 12/1/2017 (School District No. 2; Insured: AGM)	AA/A3	2,855,000	2,958,465

South Dakota — 0.39%

South Dakota Health and Educational Facilities Authority, 5.00% due 7/1/2023 (Avera Health)	AA-/A1	1,575,000	1,768,126

South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	1,700,000	1,833,365

South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2028 (Sanford Health)	A+/A1	800,000	914,664

South Dakota Health and Educational Facilities Authority, 5.00% due 11/1/2029 (Sanford Health)	A+/A1	1,000,000	1,134,110

Tennessee — 0.73%

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023 (The Gas Project)	BBB+/A3	2,500,000	2,780,600

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023 (The Gas Project)	BBB+/A3	7,000,000	7,958,930

Texas — 11.66%

Austin Community College District, 5.50% due 8/1/2023 pre-refunded 8/1/2018 (Round Rock Campus)	AA/Aa2	2,180,000	2,327,455

Bexar County Health Facilities Development Corp., 5.00% due 7/1/2027 pre-refunded 7/1/2017 (Army Retirement Residence)	NR/NR	260,000	265,309

Bexar County Health Facilities Development Corp., 5.00% due 7/1/2027 (Army Retirement Residence)	BBB/NR	1,270,000	1,281,697

Bexar Metropolitan Water District, 5.00% due 5/1/2021 pre-refunded 5/1/2017 (Waterworks System; Insured: Syncora)	AA/A1	1,300,000	1,318,109

Bexar Metropolitan Water District, 5.00% due 5/1/2022 pre-refunded 5/1/2017 (Waterworks System; Insured: Syncora)	AA/A1	2,300,000	2,332,039

City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2033 (Water and Wastewater System)	AA/Aa2	4,000,000	4,645,800

City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2035 (Water and Wastewater System)	AA/Aa2	8,185,000	9,416,270

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Austin (Travis, Williamson and Hays Counties), 5.00% due 11/15/2036 (Water and Wastewater System)	AA/Aa2	$6,985,000	$8,016,615

City of Brownsville, 5.00% due 9/1/2017 (Water, Wastewater & Electric Utilities Systems)	A+/A2	500,000	512,850

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,000,000	1,108,580

City of Galveston, 5.00% due 9/1/2021 (Galveston Island Convention Center; Insured: AGM)	NR/A2	545,000	603,735

City of Galveston, 5.00% due 9/1/2024 (Galveston Island Convention Center; Insured: AGM)	NR/A2	1,115,000	1,272,416

City of Houston, 5.00% due 9/1/2032 (Convention & Entertainment Facilities)	A-/A2	3,560,000	3,997,738

City of Houston GO, 5.00% due 3/1/2020 (Public Improvements)	AA/Aa3	5,000,000	5,520,000

City of Houston GO, 5.00% due 3/1/2021 (Public Improvements)	AA/Aa3	5,000,000	5,645,600

City of Houston GO, 5.00% due 3/1/2023 (Public Improvements)	AA/Aa3	5,000,000	5,827,050

City of Pharr Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	5,050,000	5,372,846

City of San Antonio, 5.00% due 7/1/2024 (Airport System Capital Improvements) (AMT)	A/A2	2,065,000	2,276,931

City of San Antonio, 5.00% due 7/1/2025 (Airport System Capital Improvements) (AMT)	A/A2	1,160,000	1,272,578

City of San Antonio, 5.00% due 5/15/2027 (Water System)	AA/Aa2	2,575,000	3,079,442

City of San Antonio, 5.00% due 5/15/2033 (Water System)	AA/Aa2	1,500,000	1,732,920

City of San Antonio, 5.00% due 5/15/2034 (Water System)	AA/Aa2	1,575,000	1,811,266

City of San Antonio, 3.00% due 12/1/2045 put 12/1/2019 (Electric and Gas Systems)	AA-/Aa2	5,200,000	5,361,876

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A-/A2	2,705,000	3,191,413

Dallas Area Rapid Transit, 5.00% due 12/1/2034	AA+/Aa2	5,475,000	6,298,495

Dallas Area Rapid Transit, 5.00% due 12/1/2035	AA+/Aa2	4,000,000	4,581,480

Dallas Area Rapid Transit, 5.00% due 12/1/2036	AA+/Aa2	3,000,000	3,428,580

Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	A/A2	1,905,000	2,230,298

Dallas County Utility and Reclamation District, 5.15% due 2/15/2022 (Insured: AMBAC)	A/A2	3,000,000	3,016,260

Dallas ISD GO, 5.00% due 2/15/2036 put 2/15/2022 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	7,000,000	7,914,130

Harris County Cultural Education Facilities Finance Corp., 5.00% due 12/1/2028 (Memorial Hermann Health System)	A+/A1	3,000,000	3,460,050

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 pre-refunded 5/15/2021 (Cosmos Foundation, Inc.)	NR/NR	415,000	496,846

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 (Cosmos Foundation, Inc.)	BBB/NR	360,000	411,919

Katy ISD GO, 5.00% due 2/15/2034 (Educational Facilities Improvements; Guaranty: PSF)	AAA/Aaa	7,560,000	8,764,610

Kimble County Hospital District GO, 5.00% due 8/15/2017 (Medical Facilities Improvements)	NR/NR	510,000	520,481

Kimble County Hospital District GO, 5.00% due 8/15/2018 (Medical Facilities Improvements)	NR/NR	525,000	547,365

La Vernia Higher Education Finance Corp., 5.75% due 8/15/2024 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	3,000,000	3,322,440

Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	55,000	63,438

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	$9,415,000	$10,649,495

North Central Texas Health Facilities Development Corp., 5.00% due 8/15/2019 (Children’s Medical Center of Dallas)	NR/Aa2	270,000	292,253

North Texas Tollway Authority, 5.00% due 9/1/2017 (Special Projects System)	AA+/NR	450,000	462,011

North Texas Tollway Authority, 5.00% due 1/1/2020 (NTTA System)	A/A1	2,000,000	2,186,880

Round Rock ISD GO, 5.00% due 8/1/2027 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,705,000	3,219,789

Round Rock ISD GO, 5.00% due 8/1/2028 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,840,000	3,361,225

Round Rock ISD GO, 5.00% due 8/1/2029 (Educational Facilities Improvements; Guaranty: PSF)	NR/Aaa	2,980,000	3,500,815

San Juan Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	1,590,000	1,725,404

Tarrant Regional Water District, 5.00% due 3/1/2028 (Water Control and Improvement)	AAA/NR	2,000,000	2,381,820

Tarrant Regional Water District, 5.00% due 3/1/2029 (Water Control and Improvement)	AAA/NR	1,650,000	1,950,762

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	3,000,000	3,075,840

Texas Public Finance Authority Charter School Finance Corp., 6.00% due 2/15/2030 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	1,750,000	1,974,052

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	2,000,000	2,050,560

Texas Transportation Commission, 5.00% due 8/15/2024 (Central Texas Turnpike System)	BBB+/Baa1	1,500,000	1,698,465

Texas Transportation Commission, 5.00% due 8/15/2025 (Central Texas Turnpike System)	BBB+/Baa1	750,000	840,900

Texas Transportation Commission GO, 5.00% due 4/1/2022 (Highway Improvements)	AAA/Aaa	1,000,000	1,152,510

Texas Transportation Commission GO, 5.00% due 4/1/2023 (Highway Improvements)	AAA/Aaa	1,000,000	1,170,840

Texas Transportation Commission GO, 5.00% due 4/1/2024 (Highway Improvements)	AAA/Aaa	1,000,000	1,189,500

Trinity River Authority, 5.00% due 2/1/2025 (Red Oak Creek System)	AA-/NR	625,000	735,312

Trinity River Authority, 5.00% due 8/1/2025 (Ten Mile Creek System)	AA-/NR	2,275,000	2,678,494

Uptown Development Authority, 5.50% due 9/1/2029 pre-refunded 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,250,000	1,379,625

U.S. Virgin Islands — 0.33%

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/B2	5,000,000	4,808,650

Utah — 0.13%

City of Murray, 0.71% due 5/15/2037 put 1/3/2017 (IHC Health Services, Inc.; SPA: Northern Trust Co.) (daily demand notes)	AA+/Aa1	635,000	635,000

Local Building Authority of Salt Lake Valley Fire Service Area, 5.25% due 4/1/2020 pre-refunded 4/1/2018	NR/Aa2	1,250,000	1,313,063

Virginia — 0.57%

County of Hanover IDA, 6.00% due 10/1/2021 (FirstHealth Richmond Memorial Hospital) (ETM)	AA-/NR	590,000	628,433

Virginia College Building Authority, 0.68% due 11/1/2036 put 1/3/2017 (University of Richmond; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	NR/Aa1	1,400,000	1,400,000

Virginia Housing Development Authority GO, 4.85% due 4/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,145,167

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Virginia Housing Development Authority GO, 4.85% due 10/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	$3,100,000	$3,138,192

Washington — 2.20%

City of Seattle, 5.00% due 2/1/2019 (Light and Power Improvements)	AA/Aa2	3,000,000	3,222,930

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (EvergreenHealth Medical Center)	NR/Aa3	1,015,000	1,168,316

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2029 (EvergreenHealth Medical Center)	NR/Aa3	2,930,000	3,356,754

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2030 (EvergreenHealth Medical Center)	NR/Aa3	600,000	684,468

King County Public Hospital District No. 2 GO, 5.00% due 12/1/2031 (EvergreenHealth Medical Center)	NR/Aa3	2,040,000	2,308,750

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2025 (Skagit Regional Health)	NR/A1	4,860,000	5,521,203

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2028 (Skagit Regional Health)	NR/A1	3,000,000	3,353,310

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2027 (Island Hospital)	NR/A1	2,445,000	2,713,241

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (Island Hospital)	NR/A1	2,195,000	2,427,033

Tacoma School District No.10 GO, 5.00% due 12/1/2019 (Pierce County Capital Projects)	AA+/Aa1	1,000,000	1,098,630

Tacoma School District No.10 GO, 5.00% due 12/1/2020 (Pierce County Capital Projects)	AA+/Aa1	1,000,000	1,123,240

Washington Health Care Facilities Authority, 5.25% due 8/15/2024 pre-refunded 8/15/2018 (MultiCare Systems; Insured: AGM)	AA/Aa3	1,000,000	1,061,340

Washington Health Care Facilities Authority, 6.25% due 8/1/2028 pre-refunded 8/1/2018 (Highline Medical Centers; Insured: FHA 242)	NR/NR	3,985,000	4,286,306

Wisconsin — 2.36%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Agnesian Healthcare, Inc.)	A/A2	2,170,000	2,359,224

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2023 (ProHealth Care, Inc.)	A+/A1	1,980,000	2,210,967

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2024 (ProHealth Care, Inc.)	A+/A1	2,460,000	2,740,366

Wisconsin Health & Educational Facilities Authority, 5.50% due 7/1/2025 (Agnesian Healthcare, Inc.)	A/A2	5,000,000	5,512,500

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2025 (ProHealth Care, Inc.)	A+/A1	3,180,000	3,531,231

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2026 (ProHealth Care, Inc.)	A+/A1	3,305,000	3,659,164

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2035 (Ascension Health)	AA+/Aa2	10,000,000	11,223,600

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2036 (Ascension Health)	AA+/Aa2	3,000,000	3,356,910

TOTAL INVESTMENTS — 97.52% (Cost $1,400,713,022)			$1,430,043,944

OTHER ASSETS LESS LIABILITIES — 2.48%			36,419,982

NET ASSETS — 100.00%			$1,466,463,926

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

IDA	Industrial Development Authority

ISD	Independent School District

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Insured by Qualified School Bond Loan Fund

SONYMA	State of New York Mortgage Authority

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$1,430,043,944	$-	$1,430,043,944	$-

Total Investments in Securities	$1,430,043,944	$-	$1,430,043,944	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,400,713,022

Gross unrealized appreciation on a tax basis	$45,731,829
Gross unrealized depreciation on a tax basis	(16,400,907)

Net unrealized appreciation (depreciation) on investments (tax basis)	$29,330,922

22

SCHEDULE OF INVESTMENTS

Thornburg Strategic Municipal Income Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 0.35%

City of Mobile Industrial Development Board, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A-/A1	$1,000,000	$1,000,940

Arizona — 1.24%

Arizona HFA, 5.00% due 12/1/2031 (Scottsdale Lincoln Hospitals)	NR/A2	2,500,000	2,821,875

Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)	BBB+/NR	710,000	740,523

Arkansas — 0.39%

University of Arkansas Board of Trustees, 5.00% due 11/1/2036 (Fayetteville Campus)	NR/Aa2	1,000,000	1,126,060

California — 14.49%

ABAG Finance Authority for Nonprofit Corporations, 5.00% due 7/1/2047 (Episcopal Senior Communities)	NR/NR	1,635,000	1,715,736

Benicia USD GO, 0% due 8/1/2026 (Benicia High School; Insured: AGM)	AA/A2	830,000	620,566

California HFFA, 6.25% due 2/1/2026 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	AA-/NR	1,500,000	1,736,325

California HFFA, 5.00% due 11/15/2034 (Children’s Hospital Los Angeles)	BBB+/Baa2	420,000	448,804

California Municipal Finance Authority, 8.50% due 11/1/2039 pre-refunded 11/1/2019 (Harbor Regional Center)	NR/A3	1,000,000	1,191,970

California Pollution Control Financing Authority, 5.00% due 11/21/2045 (Poseidon Resources (Channelside) LP Desalination Project) (AMT)	NR/Baa3	3,000,000	3,043,200

California School Cash Reserve Program Authority, 2.00% due 6/30/2017	SP-1+/NR	1,000,000	1,005,290

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A+/A1	1,000,000	1,129,930

California State Public Works Board, 6.25% due 4/1/2034 pre-refunded 4/1/2019 (Department of General Services-Office Buildings 8 and 9 Renovation)	A+/Aaa	100,000	110,823

California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	125,000	130,394

California Statewide Communities Development Authority, 5.00% due 5/15/2035 (Irvine East Campus Apartments)	NR/Baa1	2,975,000	3,193,514

California Statewide Communities Development Authority, 6.125% due 7/1/2046 pre-refunded 1/1/2019 (Aspire Public Schools)	NR/NR	995,000	1,087,535

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	2,210,000	1,481,230

Carson Redevelopment Agency, 7.00% due 10/1/2036 pre-refunded 10/1/2019 (Project Area 1)	A-/NR	500,000	574,385

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	1,500,000	1,503,180

City of Los Angeles GO, 3.00% due 6/29/2017 (Cash Flow Management)	SP-1+/Mig1	2,000,000	2,020,580

City of Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)	A+/NR	1,000,000	1,115,610

City of Palm Springs Financing Authority, 5.25% due 6/1/2027 (Downtown Revitalization Project)	AA/NR	1,620,000	1,827,230

Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)	AA/A1	1,750,000	1,896,177

County of El Dorado, 5.00% due 9/1/2026 (El Dorado Hills Development-Community Facilities)	A/NR	630,000	701,467

County of Los Angeles GO, 3.00% due 6/30/2017 (Cash Management Program)	SP-1+/Mig1	3,000,000	3,031,620

Daly County Housing Development Finance Agency, 5.25% due 12/15/2023 (Franciscan Country Club Mobile Home Park Acquisition)	A+/NR	650,000	669,442

M-S-R Energy Authority, 6.50% due 11/1/2039	BBB+/NR	1,000,000	1,321,410

Metropolitan Water District of Southern California, 0.88% due 7/1/2030	AAA/Aa1	4,000,000	4,000,000

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oakland USD GO, 5.00% due 8/1/2035 (County of Alameda Educational Facilities)	AA-/Aa3	$1,000,000	$1,126,180

Redwood City Redevelopment Agency, 0% due 7/15/2021 (Redevelopment Project Area 2; Insured: AMBAC)	A-/NR	1,285,000	1,110,279

Riverside County Asset Leasing Corp., 0% due 6/1/2021 (Riverside County Hospital; Insured: Natl-Re)	AA-/A1	535,000	480,237

San Francisco City & County Redevelopment Financing Authority, 0% due 8/1/2023 (Redevelopment Project; Insured: Natl-Re)	AA-/A2	1,025,000	838,512

San Francisco City & County Redevelopment Financing Authority, 6.50% due 8/1/2039 pre-refunded 8/1/2019 (Mission Bay North Redevelopment)	A-/NR	250,000	282,143

San Francisco City & County Redevelopment Financing Authority, 6.75% due 8/1/2041 pre-refunded 2/1/2021 (Mission Bay North Redevelopment)	A-/NR	500,000	598,485

San Jose Redevelopment Agency, 5.50% due 8/1/2035 (Merged Area Redevelopment)	A/A2	1,000,000	1,087,330

Union Elementary School District, 0% due 9/1/2027 (Santa Clara County District Schools; Insured: Natl-Re)	AA+/NR	905,000	627,608

Colorado — 1.26%

Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	BBB-/Baa2	1,000,000	1,110,150

Eagle River Fire District, 6.625% due 12/1/2024 pre-refunded 12/1/2019	NR/NR	225,000	257,465

Eagle River Fire District, 6.875% due 12/1/2030 pre-refunded 12/1/2019	NR/NR	400,000	460,560

Public Authority for Colorado Energy, 5.75% due 11/15/2018 (Natural Gas Purchase)	BBB+/Baa1	285,000	296,175

Public Authority for Colorado Energy, 6.50% due 11/15/2038 (Natural Gas Purchase)	BBB+/Baa1	260,000	337,922

Regional Transportation District COP, 5.375% due 6/1/2031 (FasTracks Transportation System)	A/Aa3	500,000	547,595

Regional Transportation District COP, 5.00% due 6/1/2044 (FasTracks Transportation System)	A/Aa3	565,000	616,387

Connecticut — 2.99%

Connecticut Health & Educational Facilities Authority, 6.00% due 7/1/2039 pre-refunded 7/1/2019 (Ethel Walker School)	NR/NR	1,000,000	1,111,700

State of Connecticut GO, 5.00% due 5/15/2027 (Various Capital Projects)	AA-/Aa3	3,000,000	3,483,840

State of Connecticut GO Floating Rate Note, 1.24% due 9/15/2017 (Various Capital Projects)	AA-/Aa3	1,000,000	1,000,070

State of Connecticut GO Floating Rate Note, 1.47% due 6/15/2018 (Various Capital Projects)	AA-/Aa3	3,000,000	3,013,260

Delaware — 0.37%

Delaware HFA, 5.00% due 7/1/2021 (Nanticoke Memorial Hospital)	BBB/NR	1,000,000	1,075,360

District of Columbia — 0.35%

Metropolitan Washington Airports Authority, 0% due 10/1/2027 (Dulles Toll Road; Insured: AGM)	AA/A3	1,500,000	1,000,695

Florida — 4.20%

City of Miami GO, 5.00% due 1/1/2017 (Homeland Defense/Neighborhood Capital Improvements)	AA-/A1	1,245,000	1,245,125

City of Miami GO, 5.00% due 1/1/2018 (Homeland Defense/Neighborhood Capital Improvements)	AA-/A1	1,790,000	1,849,947

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2027 (Nova Southeastern University)	A-/Baa1	1,000,000	1,094,580

Miami-Dade County Expressway Authority, 5.00% due 7/1/2022 (Toll System Five-Year Work Program)	A/A2	625,000	712,456

Miami-Dade County Expressway Authority, 5.00% due 7/1/2024 (Toll System Five-Year Work Program)	A/A2	625,000	729,206

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Miami-Dade County School Board COP, 5.00% due 8/1/2027 (District School Facilities and Infrastructure)	A/A1	$1,100,000	$1,221,616

Orange County, 5.00% due 10/1/2031 (Tourist Development)	AA-/Aa3	1,000,000	1,159,730

Pinellas County Educational Facilities Authority, 5.25% due 10/1/2030 (Barry University)	BBB/NR	500,000	542,225

Sarasota County Public Hospital Board, 2.983% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	AA-/A1	1,000,000	1,026,850

Tampa Sports Authority, 5.75% due 10/1/2020 (Tampa Bay Arena; Insured: Natl-Re)	AA-/NR	820,000	876,236

Volusia County Educational Facilities Authority, 5.00% due 10/15/2030 (Embry-Riddle Aeronautical University, Inc.)	NR/Baa1	1,500,000	1,644,795

Georgia — 0.90%

City of Atlanta, 6.25% due 11/1/2034 pre-refunded 11/1/2019 (Water and Wastewater Capital Improvement Program)	AA-/Aa3	500,000	565,090

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	1,000,000	1,087,220

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A-/A3	515,000	534,158

Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)	BBB+/NR	350,000	399,371

Guam — 3.42%

Government of Guam, 5.00% due 11/15/2031 (Economic Development)	A/NR	2,000,000	2,160,500

Government of Guam, 5.00% due 11/15/2032 (Various Capital Projects)	A/NR	3,000,000	3,226,770

Government of Guam, 5.75% due 12/1/2034 pre-refunded 12/1/2019 (Layon Solid Waste Disposal Facility)	BBB+/NR	500,000	558,035

Government of Guam Department of Education COP, 6.875% due 12/1/2040 (John F. Kennedy High School)	B+/NR	1,000,000	1,061,560

Government of Guam GO, 7.00% due 11/15/2039 pre-refunded 11/15/2019 (Economic Development)	NR/NR	520,000	598,343

Guam Power Authority, 5.00% due 10/1/2027 (Electric Power System; Insured: AGM)	AA/A2	1,000,000	1,120,480

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Baa2	500,000	563,500

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Baa2	500,000	547,390

Idaho — 0.35%

State of Idaho GO, 2.00% due 6/30/2017	SP-1+/Mig1	1,000,000	1,005,330

Illinois — 7.99%

Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (Education Capital Improvement Program; Insured: AGM)	AA/A2	365,000	372,880

Chicago Park District, 5.00% due 1/1/2027	AA+/NR	825,000	925,955

Chicago Park District GO, 5.00% due 1/1/2035 (Various Capital Projects)	AA+/NR	2,000,000	2,128,640

City of Chicago, 0% due 11/1/2018 (Water System Improvements; Insured: AMBAC)	A+/Baa1	305,000	293,822

City of Chicago, 5.00% due 11/1/2029 (Water System Improvements)	A/Baa2	200,000	216,562

City of Chicago, 5.00% due 1/1/2030 (Wastewater Transmission System)	A/NR	1,500,000	1,632,930

City of Chicago, 5.00% due 1/1/2031 (Riverwalk Expansion Project; Insured: AGM)	AA/A2	500,000	533,735

City of Chicago, 5.00% due 1/1/2031 (Chicago O’Hare International Airport)	A/NR	500,000	555,860

City of Chicago GO, 5.00% due 1/1/2020 (Capital Projects; Insured: AGM)	AA/A2	475,000	476,449

City of Chicago GO, 5.00% due 1/1/2026 (Debt Restructuring)	BBB+/NR	500,000	488,670

City of Chicago GO, 5.25% due 1/1/2035 (Various Infrastructure Projects)	BBB+/Ba1	500,000	470,590

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cook County GO, 5.25% due 11/15/2033	AA-/A2	$1,000,000	$1,060,630

Illinois Finance Authority, 5.00% due 8/1/2029 (Advocate Health Care Network)	AA/Aa2	2,195,000	2,494,156

Illinois Finance Authority, 5.00% due 8/15/2035 (Silver Cross Hospital & Medical Centers)	NR/Baa1	2,355,000	2,525,243

Illinois Finance Authority, 5.75% due 11/15/2037 pre-refunded 11/15/2017 (OSF Healthcare System)	A/A2	330,000	343,537

Illinois Finance Authority, 6.00% due 5/15/2039 pre-refunded 5/15/2020 (OSF Healthcare System)	NR/NR	990,000	1,128,352

Illinois Finance Authority, 6.00% due 5/15/2039 (OSF Healthcare System)	A/A2	555,000	613,303

Illinois Toll Highway Authority, 5.00% due 1/1/2037 (Move Illinois Program)	AA-/Aa3	1,000,000	1,102,530

Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2028	AA-/NR	1,000,000	1,114,780

Kane, Cook, & DuPage Counties School District No. 46 GO, 5.00% due 1/1/2031	AA-/NR	2,255,000	2,482,574

Metropolitan Pier & Exposition Authority, 5.00% due 6/15/2050 (McCormick Place)	BBB-/Baa3	1,500,000	1,521,825

Metropolitan Water Reclamation District of Greater Chicago GO, 5.25% due 12/1/2032 (Various Capital Improvement Projects)	AA+/Aa2	40,000	46,932

Will County School District No. 114 GO, 0% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	NR/A3	570,000	458,155

Indiana — 1.77%

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 pre-refunded 1/15/2021 (Performing Arts Center)	NR/NR	1,000,000	1,170,800

City of Whiting Environmental Facilities, 5.00% due 3/1/2046 (BP Products North America Inc. Project) (AMT)	A-/A2	2,500,000	2,820,625

Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)	BBB-/NR	1,000,000	1,092,860

Kansas — 1.07%

City of Wichita, 5.85% due 12/1/2025 (Brentwood Apartments)	B/NR	895,000	834,802

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2031 (Utility System Improvement)	A+/A3	1,000,000	1,130,950

Unified Government of Wyandotte County/Kansas City, 5.00% due 9/1/2032 (Utility System Improvement)	A+/A3	1,000,000	1,126,590

Kentucky — 2.12%

Commonwealth of Kentucky State Property and Buildings Commission, 5.00% due 11/1/2020 pre-refunded 11/1/2018 (Project No. 89; Insured: AGM)	AA/Aa3	2,500,000	2,669,750

County of Owen, 6.25% due 6/1/2039 (Kentucky-American Water Co. Project)	A/A3	540,000	582,946

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	715,000	621,292

Kentucky Economic DFA, 0% due 10/1/2022 (Norton Healthcare, Inc.; Insured: Natl-Re)	AA-/A3	2,650,000	2,222,714

Louisiana — 1.96%

City of New Orleans, 5.00% due 12/1/2034 (Water System Facilities Improvement)	A-/NR	400,000	440,304

Louisiana Energy and Power Authority, 5.25% due 6/1/2038 (LEPA Unit No. 1; Insured: AGM)	AA/A2	2,000,000	2,223,900

Louisiana Public Facilities Authority, 5.00% due 7/1/2032 pre-refunded 7/1/2017 (Black & Gold Facilities; Insured: CIFG)	AA/A3	120,000	122,450

Louisiana Public Facilities Authority, 5.375% due 5/15/2043 pre-refunded 5/15/2017 (Ochsner Clinic Foundation)	NR/NR	140,000	142,288

Louisiana Public Facilities Authority, 5.375% due 5/15/2043 (Ochsner Clinic Foundation)	NR/Baa1	360,000	363,784

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	$2,250,000	$2,355,187

Maryland — 1.43%

City of Baltimore, 5.00% due 7/1/2020 (Wastewater Projects)	AA/Aa2	3,055,000	3,401,926

County of Montgomery GO, 0.60% due 6/1/2026 put 1/3/2017 (Consolidated Public Improvements; SPA: Wells Fargo Bank, N.A.) (daily demand notes)	AAA/Aaa	700,000	700,000

Massachusetts — 0.29%

Massachusetts Development Finance Agency, 5.00% due 7/1/2032 (Jordan Hospital and Milton Hospital)	A-/A3	355,000	400,550

Massachusetts Development Finance Agency, 5.00% due 7/1/2033 (Jordan Hospital and Milton Hospital)	A-/A3	200,000	224,714

Massachusetts Educational Financing Authority, 6.00% due 1/1/2028	AA/NR	195,000	204,473

Michigan — 7.69%

Board of Governors of Wayne State University, 5.00% due 11/15/2033 (Educational Facilities and Equipment)	A+/Aa3	1,250,000	1,408,262

City of Troy GO, 5.25% due 11/1/2032 (Downtown Development Authority-Community Center Facilities)	AAA/NR	1,025,000	1,154,847

County of Genesee GO, 5.375% due 11/1/2038 (Water Supply System; Insured: BAM)	AA/A2	1,000,000	1,112,280

Detroit City School District, 5.00% due 5/1/2025 (School Building & Site; Insured: Q-SBLF)	AA-/Aa1	1,000,000	1,096,710

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site; Insured: AGM)	AA/Aa1	1,000,000	1,162,910

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 pre-refunded 5/15/2020 (Bronson Methodist Hospital)	NR/NR	550,000	609,483

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 (Bronson Methodist Hospital)	NR/A2	450,000	479,714

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 pre-refunded 5/15/2021 (Bronson Methodist Hospital)	NR/NR	860,000	983,401

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 (Bronson Methodist Hospital)	NR/A2	140,000	151,803

Livonia Public School District GO, 5.00% due 5/1/2036 (School Building & Site)	AA/A2	225,000	246,294

Michigan Finance Authority, 5.00% due 4/1/2031 (State Dept. of Human Services Office Buildings)	A+/NR	1,000,000	1,078,730

Michigan Finance Authority, 5.00% due 8/1/2032 (Beaumont Health Credit Group)	A/A1	5,000,000	5,499,250

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	995,000	1,036,402

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 pre-refunded 7/15/2017 (Oakwood Southshore Medical Center)	A/A1	650,000	664,261

Michigan State Hospital Finance Authority, 5.75% due 11/15/2039 pre-refunded 11/15/2019 (Henry Ford Health System)	A/A3	1,000,000	1,118,690

Michigan Strategic Fund, 7.00% due 5/1/2021 (Detroit Edison Company; Insured: Natl-Re/AMBAC)	NR/NR	250,000	299,325

State of Michigan, 5.00% due 3/15/2025 (Jobs Today Highway Program & Governor’s Economic Stimulus Program)	AA/A2	1,000,000	1,171,810

Wayne County Airport Authority, 5.00% due 12/1/2031 (Detroit Metropolitan Wayne County Airport)	A/A2	650,000	718,335

Wayne County Airport Authority, 5.00% due 12/1/2033 (Detroit Metropolitan Wayne County Airport)	A/A2	825,000	904,546

Wayne County Airport Authority, 5.00% due 12/1/2034 (Detroit Metropolitan Wayne County Airport)	A/A2	1,140,000	1,244,983

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Minnesota — 0.15%

Washington County Housing Redevelopment Authority, 5.625% due 6/1/2037 pre-refunded 6/1/2017 (Birchwood and Woodbury Healthcare Facility Projects)	NR/NR	$415,000	$423,163

Missouri — 2.41%

St. Louis Municipal Finance Corp., 5.00% due 4/15/2022 (Refuse Facility and Municipal Garage)	A/NR	805,000	902,083

St. Louis Municipal Finance Corp., 5.00% due 4/15/2023 (Refuse Facility and Municipal Garage)	A/NR	1,200,000	1,362,072

St. Louis Municipal Finance Corp., 5.00% due 4/15/2024 (Refuse Facility and Municipal Garage)	A/NR	1,260,000	1,440,848

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Public Improvements) (ETM)	NR/NR	650,000	669,240

Tax Increment Financing Commission of Kansas City, 6.00% due 5/1/2030 (Union Hill Redevelopment Project)	NR/NR	2,505,000	2,561,212

Nebraska — 0.68%

Douglas County Health Facilities, 5.00% due 11/1/2029 (Nebraska Methodist Health System)	A-/NR	950,000	1,064,228

Douglas County Health Facilities, 5.00% due 11/1/2030 (Nebraska Methodist Health System)	A-/NR	800,000	891,136

New Jersey — 3.55%

Higher Education Student Assistance Authority, 5.75% due 12/1/2039 (NJCLASS Student Loan Program) (AMT)	A/A2	750,000	802,635

New Jersey EDA, 5.00% due 3/1/2026 (School Facilities Construction)	BBB+/A3	1,000,000	1,030,530

New Jersey EDA, 5.50% due 9/1/2027 (School Facilities Construction; Insured: Natl-Re)	AA-/A3	1,000,000	1,154,560

New Jersey EDA, 5.00% due 6/15/2029 (School Facilities Construction)	BBB+/A3	2,000,000	2,037,000

New Jersey Transit Corp., 5.00% due 9/15/2020 (Federal Transit Administration Section 5307 Urbanized Area Formula Funds)	A/A3	1,000,000	1,071,620

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2027 (State Transportation System Improvements)	A+/A3	2,000,000	2,165,580

New Jersey Transportation Trust Fund Authority, 1.93% due 6/15/2034 put 12/15/2021 (State Transportation System Improvements)	BBB+/A3	1,000,000	963,880

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2042 (Transportation System Improvements)	BBB+/A3	1,000,000	998,550

New Mexico — 1.28%

City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	1,000,000	1,071,870

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,500,000	2,613,600

New York — 11.43%

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	3,000,000	3,502,350

City of New York GO, 5.00% due 8/1/2031 (City Budget Financial Management)	AA/Aa2	2,000,000	2,291,440

City of New York GO, 0.76% due 4/1/2042 put 1/3/2017 (City Budget Financial Management; LOC: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	9,800,000	9,800,000

City of Syracuse, 5.00% due 8/1/2017 (City Public and School Building Capital Projects; Insured: AGM) (State Aid Withholding)	AA/Aa3	400,000	401,288

New York City Municipal Water Finance Authority, 0.74% due 6/15/2043 put 1/3/2017 (Water and Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	2,200,000	2,200,000

New York City Municipal Water Finance Authority, 0.75% due 6/15/2048 put 1/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	4,100,000	4,100,000

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Municipal Water Finance Authority, 0.76% due 6/15/2048 put 1/3/2017 (Water & Sewer System; SPA: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	$1,000,000	$1,000,000

New York City Municipal Water Finance Authority, 0.74% due 6/15/2050 put 1/3/2017 (Water & Sewer System; SPA: JPMorgan Chase Bank, N.A.) (daily demand notes)	AA+/Aa1	2,175,000	2,175,000

New York City Transitional Finance Authority, 0.77% due 11/1/2022 put 1/3/2017 (World Trade Center Recovery; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aa1	2,225,000	2,225,000

New York City Transitional Finance Authority, 0.77% due 8/1/2031 put 1/3/2017 (City Capital Projects; SPA: Landesbank Hessen-Thuringen) (daily demand notes)	AAA/Aaa	250,000	250,000

New York State Housing Finance Agency, 0.75% due 11/1/2046 put 1/3/2017 (160 Madison Avenue Housing; LOC: PNC Bank, N.A.) (daily demand notes)	NR/A1	4,955,000	4,955,000

North Carolina — 0.58%

North Carolina Medical Care Commission, 5.00% due 6/1/2029 (Vidant Health)	A+/A1	1,500,000	1,680,135

Ohio — 2.65%

Akron, Bath and Copley Joint Hospital District, 5.25% due 11/15/2030 (Summa Health)	NR/Baa1	1,420,000	1,575,802

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A2	500,000	522,095

City of Akron, 5.00% due 12/1/2031 (Community Learning Centers)	AA+/NR	625,000	706,088

Cleveland-Cuyahoga County Port Authority, 7.00% due 5/15/2040 (Flats East Development Project; LOC: Fifth Third Bank)	BBB+/NR	950,000	1,041,770

County of Scioto, 5.00% due 2/15/2034 (Southern Ohio Medical Center)	NR/A2	1,025,000	1,148,430

Ohio Air Quality Development Authority, 5.70% due 8/1/2020 (FirstEnergy Nuclear Generation Corp.)	CCC+/Caa1	1,000,000	417,990

Ohio Air Quality Development Authority, 3.625% due 10/1/2033 put 4/1/2020 (FirstEnergy Nuclear Generation Corp.)	CCC+/Caa1	1,000,000	418,060

Ohio Higher Educational Facility Commission, 0.60% due 1/1/2043 put 1/3/2017 (Cleveland Clinic Health System; SPA: Barclays Bank plc) (daily demand notes)	AA-/Aa2	1,800,000	1,800,000

Oregon — 1.75%

State of Oregon GO, 2.00% due 6/30/2017 (Cash Management)	SP-1+/Mig1	5,000,000	5,027,200

Pennsylvania — 6.72%

Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)	BBB-/NR	920,000	988,402

City of Philadelphia Gas Works, 5.00% due 10/1/2029	A/Baa1	1,000,000	1,127,390

City of Philadelphia Gas Works, 5.00% due 10/1/2030	A/Baa1	1,000,000	1,122,980

City of Philadelphia Gas Works, 5.00% due 10/1/2031	A/Baa1	1,000,000	1,118,600

County of Luzerne GO, 5.00% due 11/15/2029 (Insured: AGM)	AA/NR	1,000,000	1,100,430

Cumberland County Municipal Authority, 4.00% due 1/1/2017 (Diakon Lutheran Social Ministries)	NR/NR	300,000	300,024

Cumberland County Municipal Authority, 5.00% due 1/1/2018 (Diakon Lutheran Social Ministries)	NR/NR	425,000	439,922

Lancaster County Hospital Authority, 5.00% due 11/1/2019 (Masonic Villages Project)	A/NR	2,675,000	2,907,163

Lehigh County IDA, 0.90% due 2/15/2027 put 8/15/2017 (PPL Electric Utilities Corp.)	A/A1	5,500,000	5,483,720

Pennsylvania Economic DFA, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	1,145,000	1,146,225

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 pre-refunded 12/1/2020 (Highway Improvements)	NR/NR	695,000	790,493

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pennsylvania Turnpike Commission, 5.35% due 12/1/2030 (Highway Improvements)	A-/A3	$1,305,000	$1,430,267

Philadelphia IDA, 6.00% due 8/1/2035 pre-refunded 8/1/2020 (Mast Charter School)	BBB/NR	1,000,000	1,147,080

Philadelphia School District GO, 4.50% due 9/1/2017 (Capital Improvements; Insured: BHAC) (State Aid Withholding)	AA+/Aa1	250,000	255,135

Rhode Island — 0.26%

Pawtucket Housing Authority, 5.50% due 9/1/2022 pre-refunded 9/1/2020	NR/NR	90,000	104,544

Pawtucket Housing Authority, 5.50% due 9/1/2022	A+/NR	225,000	256,253

Pawtucket Housing Authority, 5.50% due 9/1/2024 pre-refunded 9/1/2020	NR/NR	100,000	116,160

Pawtucket Housing Authority, 5.50% due 9/1/2024	A+/NR	250,000	284,437

South Carolina — 0.39%

Spartanburg County School District No. 1 GO, 4.00% due 3/1/2017	AA/Aa1	1,125,000	1,131,008

South Dakota — 0.43%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2027 (Avera Health)	AA-/A1	400,000	440,992

South Dakota Health & Educational Facilities Authority, 5.50% due 11/1/2040 (Sanford Health)	A+/A1	750,000	808,215

Tennessee — 0.20%

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	BBB+/A3	500,000	572,490

Texas — 9.41%

Austin Convention Enterprises, Inc., 5.25% due 1/1/2024 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	720,000	720,792

Austin Convention Enterprises, Inc., 5.00% due 1/1/2034 (Austin Convention Center; Insured: Syncora)	BBB-/Ba1	795,000	796,050

City of Dallas GO, 5.00% due 2/15/2031 (Public Improvements)	AA/NR	1,930,000	2,138,884

City of Houston, 5.00% due 9/1/2025 (Convention & Entertainment Facilities Department)	A-/A2	1,000,000	1,158,080

City of Houston, 5.00% due 9/1/2028 (Convention & Entertainment Facilities Department)	A-/A2	325,000	369,938

City of Houston, 5.00% due 11/15/2028 (Combined Utility System)	AA/Aa2	2,500,000	2,922,550

City of Houston, 5.00% due 9/1/2034 (Convention & Entertainment Facilities Department)	A-/A2	1,550,000	1,723,864

City of Houston GO, 5.00% due 3/1/2032 (Public Improvements)	AA/Aa3	3,000,000	3,415,830

City of Texas City Industrial Development Corp., 7.375% due 10/1/2020 (ARCO Pipe Line Co. Project)	A-/A2	1,165,000	1,374,490

Harris County-Houston Sports Authority, 5.00% due 11/15/2030	A-/A2	2,000,000	2,256,380

Kimble County Hospital District, 6.25% due 8/15/2033	NR/NR	500,000	540,050

La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039 pre-refunded 8/15/2019 (Kipp, Inc.)	BBB/NR	1,000,000	1,120,290

Lower Colorado River Authority, 5.00% due 5/15/2026 pre-refunded 5/15/2022	NR/NR	20,000	23,068

Lower Colorado River Authority, 5.00% due 5/15/2026	A/A2	2,980,000	3,370,738

San Antonio Energy Acquisition Public Facilities Corp., 5.50% due 8/1/2021 (Natural Gas Supply Agreement)	BBB+/A3	40,000	44,726

San Juan Higher Education Finance Authority, 6.70% due 8/15/2040 pre-refunded 8/15/2020 (IDEA Public Schools)	BBB/NR	1,000,000	1,166,780

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	155,000	158,918

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 pre-refunded 8/15/2017 (IDEA Public Schools; Insured: ACA)	BBB/NR	1,550,000	1,589,184

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Texas Public Finance Authority Charter School Finance Corp., 6.20% due 2/15/2040 pre-refunded 2/15/2020 (Cosmos Foundation, Inc.)	BBB/NR	$1,000,000	$1,134,080

Texas Transportation Commission, 5.00% due 8/15/2034 (Central Texas Turnpike System)	BBB+/Baa1	1,000,000	1,077,380

U.S. Virgin Islands — 0.17%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2037	NR/B2	500,000	487,580

Utah — 0.77%

Herriman City, 4.75% due 11/1/2022 pre-refunded 5/1/2020 (Towne Center Access and Utility Improvements)	AA-/NR	1,000,000	1,099,750

Utah Transit Authority, 5.00% due 6/15/2033 (Integrated Mass Transit System)	A+/A1	1,000,000	1,126,920

Washington — 1.72%

Skagit County Public Hospital District No. 1, 5.75% due 12/1/2028 pre-refunded 12/1/2017 (Skagit Valley Hospital)	NR/Baa2	1,510,000	1,575,066

Washington Health Care Facilities Authority, 5.70% due 7/1/2038 (Overlake Hospital Medical Center)	A/A2	1,000,000	1,102,650

Washington Health Care Facilities Authority, 5.75% due 1/1/2045 (Catholic Health Initiatives)	A-/A3	2,000,000	2,260,220

Wisconsin — 0.35%

Wisconsin Health & Educational Facilities Authority, 1.25% due 8/15/2025 put 8/15/2017 (Aurora Health Care, Inc.)	NR/A2	1,000,000	999,660

TOTAL INVESTMENTS — 99.53% (Cost $277,376,559)			$286,508,636

OTHER ASSETS LESS LIABILITIES — 0.47%			1,362,611

NET ASSETS — 100.00%			$287,871,247

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

Mtg	Mortgage

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2016 (Unaudited)

Natl-Re	Insured by National Public Finance Guarantee Corp.

Q-SBLF	Insured by Qualified School Bond Loan Fund

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest outstanding: Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2016 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$286,508,636	$-	$286,508,636	$-

Total Investments in Securities	$286,508,636	$-	$286,508,636	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$277,376,559

Gross unrealized appreciation on a tax basis	$12,215,620
Gross unrealized depreciation on a tax basis	(3,083,543)

Net unrealized appreciation (depreciation) on investments (tax basis)	$9,132,077

11

SCHEDULE OF INVESTMENTS

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alameda County Joint Powers Authority, 5.00% due 12/1/2018 (Alameda County Medical Center Highland Hospital)	AA/Aa1	$400,000	$427,708

Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Alameda County Medical Center Highland Hospital)	AA/Aa1	750,000	822,435

Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Juvenile Justice)	AA/Aa1	3,010,000	3,300,706

Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Alameda County Medical Center Highland Hospital)	AA/Aa1	725,000	812,544

Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Juvenile Justice)	AA/Aa1	3,200,000	3,586,400

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Public Facilities Capital Projects)	AA/Aa1	1,000,000	1,142,050

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Juvenile Justice)	AA/Aa1	500,000	571,025

Alameda County Joint Powers Authority, 5.00% due 12/1/2024 (Alameda County Medical Center Highland Hospital)	AA/Aa1	2,500,000	2,916,975

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements; Insured: AGM)	AA/A2	3,000,000	2,574,900

Bay Area Toll Authority, 1.43% due 4/1/2047 put 10/1/2019 (San Francisco Bay Area Toll Bridge)	AA/Aa3	5,000,000	4,999,750

Bay Area Toll Authority, 1.50% due 4/1/2047 put 4/2/2018 (San Francisco Bay Area Toll Bridge)	AA/Aa3	1,200,000	1,200,432

Bonita USD GO, 5.00% due 8/1/2024 (Educational Facilities)	AA-/NR	1,000,000	1,150,710

Brea Redevelopment Agency, 5.00% due 8/1/2019 (Redevelopment Project AB)	AA-/NR	2,000,000	2,167,400

Brentwood Infrastructure Financing Authority, 4.00% due 9/2/2017 (Residential Single Family Development; Insured: AGM)	AA/NR	920,000	937,738

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2020 (Residential Single Family Development; Insured: AGM)	AA/NR	1,760,000	1,956,504

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2021 (Residential Single Family Development; Insured: AGM)	AA/NR	925,000	1,046,952

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2022 (Residential Single Family Development; Insured: AGM)	AA/NR	850,000	976,871

Brentwood Infrastructure Financing Authority, 5.00% due 9/2/2023 (Residential Single Family Development; Insured: AGM)	AA/NR	2,690,000	3,133,097

Calexico USD COP, 6.75% due 9/1/2017	A-/NR	840,000	858,413

California Educational Facilities Authority, 5.00% due 4/1/2018 (Pitzer College)	NR/A2	1,540,000	1,610,563

California Educational Facilities Authority, 0% due 10/1/2019 (Loyola Marymount University; Insured: Natl-Re)	NR/A2	2,025,000	1,926,727

California Educational Facilities Authority, 5.00% due 4/1/2020 (Pitzer College)	NR/A2	1,445,000	1,587,535

California Educational Facilities Authority, 5.00% due 4/1/2022 (Chapman University)	NR/A2	2,000,000	2,231,280

California HFFA, 5.50% due 10/1/2017 (Providence Health and Services)	AA-/Aa3	1,100,000	1,136,333

California HFFA, 5.50% due 2/1/2018 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	AA-/NR	2,715,000	2,840,542

California HFFA, 6.00% due 10/1/2018 (Providence Health and Services)	AA-/Aa3	1,000,000	1,080,160

California HFFA, 5.00% due 11/15/2018 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,235,000	1,297,627

California HFFA, 5.10% due 2/1/2019 (Episcopal Home; Insured: California Mtg Insurance) (ETM)	AA-/NR	785,000	816,479

California HFFA, 5.00% due 11/15/2020 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,190,000	1,290,710

California HFFA, 5.25% due 3/1/2022 (Dignity Health)	A/A3	1,000,000	1,118,880

California HFFA, 1.45% due 8/15/2023 pre-refunded 3/15/2017 (Lucile Salter Packard Children’s Hospital)	AA-/Aa3	2,410,000	2,412,747

California HFFA, 5.00% due 11/15/2023 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,102,720

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California HFFA, 5.00% due 7/1/2024 (St. Joseph Health System)	AA-/Aa3	$1,000,000	$1,158,620

California HFFA, 5.00% due 7/1/2034 put 10/18/2022 (St. Joseph Health System)	AA-/Aa3	2,000,000	2,268,600

California HFFA, 5.00% due 7/1/2043 put 10/17/2017 (St. Joseph Health System)	AA-/Aa3	3,000,000	3,089,670

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/Aa3	5,000,000	5,551,150

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2018 (The Scripps Research Institute)	NR/A1	200,000	210,886

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2019 (The Scripps Research Institute)	NR/A1	200,000	216,566

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2020 (The Scripps Research Institute)	NR/A1	200,000	221,560

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2021 (The Scripps Research Institute)	NR/A1	200,000	225,714

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2022 (The Scripps Research Institute)	NR/A1	200,000	229,268

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2023 (The Scripps Research Institute)	NR/A1	175,000	203,161

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2024 (The Scripps Research Institute)	NR/A1	200,000	234,986

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2025 (The Scripps Research Institute)	NR/A1	200,000	236,494

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2026 (The Scripps Research Institute)	NR/A1	200,000	238,240

California Infrastructure and Economic Development Bank, 5.00% due 7/1/2027 (The Scripps Research Institute)	NR/A1	250,000	294,360

California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University Residential Hall and Parking Structure)	NR/Baa1	150,000	164,618

California Municipal Finance Authority, 5.00% due 10/1/2022 (Biola University Residential Hall and Parking Structure)	NR/Baa1	160,000	177,701

California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University Residential Hall and Parking Structure)	NR/Baa1	125,000	140,011

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,820,000	2,901,865

California State Housing Finance Agency, 3.05% due 12/1/2019 (Multi-Family Housing; Insured: FHA)	NR/Aa1	735,000	735,728

California State Infrastructure & Economic Development Bank, 5.25% due 8/15/2020 (King City High School)	AA-/NR	1,000,000	1,102,120

California State Public Works Board, 5.00% due 6/1/2020 (University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	1,185,000	1,317,412

California State Public Works Board, 5.125% due 3/1/2021 (Various State Participating Agency Capital Projects)	A+/A1	1,635,000	1,799,971

California State Public Works Board, 5.00% due 12/1/2021 (Judicial Council Projects)	A+/A1	3,100,000	3,536,170

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A+/A1	565,000	648,275

California State Public Works Board, 5.00% due 6/1/2022 (Yuba City Courthouse)	A+/A1	1,950,000	2,244,079

California State Public Works Board, 5.00% due 9/1/2022 (Correctional and Rehabilitation Facilities)	A+/A1	3,250,000	3,756,187

California State Public Works Board, 5.00% due 11/1/2022 (Correctional and Rehabilitation Facilities)	A+/A1	1,500,000	1,738,440

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Public Works Board, 5.00% due 12/1/2022 (Judicial Council Projects)	A+/A1	$1,200,000	$1,361,772

California State Public Works Board, 5.00% due 3/1/2023 (Judicial Council Projects)	A+/A1	1,400,000	1,624,546

California State Public Works Board, 5.00% due 6/1/2023 (Coalinga State Hospital)	A+/A1	7,200,000	8,387,856

California State Public Works Board, 5.00% due 9/1/2023 (Correctional and Rehabilitation Facilities)	A+/A1	3,600,000	4,209,804

California State Public Works Board, 5.00% due 11/1/2023 (Laboratory Facility and San Diego Courthouse)	A+/A1	3,000,000	3,516,810

California State Public Works Board, 5.00% due 3/1/2024 (Judicial Council Projects)	A+/A1	1,000,000	1,153,830

California State Public Works Board, 5.00% due 4/1/2024 (Correctional and Rehabilitation Facilities)	A+/A1	3,350,000	3,825,298

California State Public Works Board, 5.00% due 9/1/2024 (Correctional and Rehabilitation Facilities)	A+/A1	3,580,000	4,236,572

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A+/A1	4,000,000	4,660,120

California Statewide Communities Development Authority, 4.00% due 5/15/2017 (Irvine East Campus Apartments)	NR/Baa1	2,000,000	2,016,860

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	AA-/NR	3,715,000	4,008,782

California Statewide Communities Development Authority, 5.00% due 7/1/2020 pre-refunded 1/1/2019 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	890,000	928,403

California Statewide Communities Development Authority, 5.00% due 11/1/2020 (Cottage Health System)	A+/NR	100,000	111,334

California Statewide Communities Development Authority, 5.00% due 5/15/2021 (Irvine East Campus Apartments)	NR/Baa1	760,000	830,361

California Statewide Communities Development Authority, 4.00% due 11/1/2021 (Cottage Health System)	A+/NR	150,000	163,155

California Statewide Communities Development Authority, 5.00% due 11/1/2022 (Cottage Health System)	A+/NR	125,000	144,499

California Statewide Communities Development Authority, 5.00% due 11/1/2023 (Cottage Health System)	A+/NR	150,000	175,892

California Statewide Communities Development Authority, 5.00% due 11/1/2024 (Cottage Health System)	A+/NR	200,000	235,164

California Statewide Communities Development Authority, 5.00% due 11/1/2025 (Cottage Health System)	A+/NR	135,000	157,691

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	4,555,000	3,052,943

Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1) (ETM)	A-/NR	1,050,000	1,177,984

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	AA-/NR	1,200,000	1,142,964

CDC Successor Agency of the City of Santee, 5.00% due 8/1/2023 (Redevelopment and Low and Moderate Income Housing; Insured: BAM)	AA/NR	500,000	574,675

CDC Successor Agency of the City of Santee, 5.00% due 8/1/2025 (Redevelopment and Low and Moderate Income Housing; Insured: BAM)	AA/NR	550,000	640,932

CDC Successor Agency of the City of Santee, 5.00% due 8/1/2027 (Redevelopment and Low and Moderate Income Housing; Insured: BAM)	AA/NR	1,000,000	1,160,030

Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)	AA-/Aa3	500,000	557,220

Chabot-Las Positas Community College District GO, 4.00% due 8/1/2019 (Educational Facilities)	AA-/Aa2	360,000	382,738

Chabot-Las Positas Community College District GO, 5.00% due 8/1/2020 (Educational Facilities)	AA-/Aa2	485,000	540,828

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chabot-Las Positas Community College District GO, 5.00% due 8/1/2021 (Educational Facilities)	AA-/Aa2	$400,000	$454,516

City and County of San Francisco COP, 5.00% due 9/1/2018 (City Office Buildings-Multiple Properties Project; Insured: Natl-Re)	AA/Aa2	5,000	5,016

City and County of San Francisco COP, 5.00% due 11/1/2022 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa2	700,000	760,158

City of Antioch Public Financing Authority, 5.00% due 5/1/2022 (Municipal Facilities Project)	AA-/NR	500,000	570,845

City of Antioch Public Financing Authority, 5.00% due 5/1/2024 (Municipal Facilities Project)	AA-/NR	900,000	1,055,205

City of Burbank, 5.00% due 6/1/2017 (Burbank Water and Power System)	AA-/A1	1,000,000	1,016,830

City of Burbank, 5.00% due 6/1/2018 (Burbank Water and Power System)	AA-/A1	360,000	379,141

City of Burbank, 5.00% due 6/1/2020 (Burbank Water and Power System)	AA-/A1	625,000	692,706

City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa2	3,500,000	3,501,435

City of Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project) (ETM)	AA-/NR	1,300,000	1,446,198

City of Chula Vista COP, 5.00% due 10/1/2024 (Police Facility Project)	AA-/Aa3	1,700,000	1,985,702

City of Clovis, 5.00% due 3/1/2021 (Water System Facilities; Insured: BAM)	AA/A1	550,000	614,367

City of Clovis, 5.00% due 3/1/2022 (Water System Facilities; Insured: BAM)	AA/A1	720,000	817,308

City of Clovis, 5.00% due 3/1/2023 (Water System Facilities; Insured: BAM)	AA/A1	1,000,000	1,148,990

City of Folsom, 5.00% due 12/1/2018 (Community Facilities District No. 2)	A+/NR	965,000	1,028,593

City of Los Angeles Community Facilities District No. 4, 4.00% due 9/1/2017 (Playa Vista - Phase 1)	BBB+/NR	500,000	507,980

City of Los Angeles COP, 3.00% due 11/1/2030 put 2/1/2018 (American Academy of Dramatic Arts; LOC: TD Bank, N.A.)	NR/Aa2	2,370,000	2,398,274

City of Los Angeles GO, 3.00% due 6/29/2017 (Cash Flow Management)	SP-1+/Mig1	4,000,000	4,041,160

City of Manteca, 4.00% due 7/1/2018 (Water Supply System)	AA-/A1	550,000	571,610

City of Manteca, 4.00% due 12/1/2018 (Wastewater Quality Control Facility)	AA-/Aa3	375,000	392,291

City of Manteca, 5.00% due 7/1/2019 (Water Supply System)	AA-/A1	400,000	433,236

City of Manteca, 5.00% due 7/1/2021 (Water Supply System)	AA-/A1	1,000,000	1,128,570

City of Manteca, 5.00% due 7/1/2023 (Water Supply System)	AA-/A1	650,000	746,031

City of Moorpark Mobile Home Park, 4.90% due 5/15/2017 (Villa Del Arroyo)	A+/NR	215,000	217,580

City of Porterville COP, 6.30% due 10/1/2018 (Public Service Capital Projects; Insured: AMBAC) (ETM)	NR/NR	470,000	497,500

City of Redding COP, 5.00% due 6/1/2020 (Redding Power Plant-Generator Unit No. 6; Insured: AGM)	NR/A2	2,500,000	2,627,200

City of San Jose Financing Authority, 5.00% due 6/1/2019 (Civic Center Project)	AA/Aa2	650,000	703,820

City of San Jose Financing Authority, 5.00% due 6/1/2020 (Civic Center Project)	AA/Aa2	600,000	664,086

City of San Jose Financing Authority, 4.00% due 6/1/2021 (Civic Center Project)	AA/Aa2	1,000,000	1,084,840

City of San Jose Financing Authority, 5.00% due 6/1/2022 (Civic Center Project)	AA/Aa2	745,000	853,308

City of San Jose Financing Authority, 5.00% due 6/1/2023 (Civic Center Project)	AA/Aa2	1,000,000	1,161,570

City of San Jose Financing Authority, 5.00% due 6/1/2024 (Civic Center Project)	AA/Aa2	750,000	875,475

City of Torrance, 5.00% due 9/1/2020 (Torrance Memorial Medical Center)	BBB+/A3	1,155,000	1,274,369

City of Vallejo, 5.00% due 5/1/2017 (Water Improvement Project; Insured: Natl-Re)	AA-/A3	1,240,000	1,243,956

Community Development Commission of the City of Santa Fe Springs, 5.00% due 9/1/2018 (Redevelopment Project; Insured: Natl-Re)	AA-/A3	1,235,000	1,264,047

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)	AA/Aa2	$1,595,000	$1,582,655

County of El Dorado Community Facilities District, 5.00% due 9/1/2019 (El Dorado Hills Development)	A/NR	1,700,000	1,844,330

County of Los Angeles GO, 3.00% due 6/30/2017 (Cash Management Program)	SP-1+/Mig1	12,000,000	12,126,480

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2020 (Bunker Hill Project)	AA/NR	1,000,000	1,103,540

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2021 (Bunker Hill Project)	AA/NR	2,500,000	2,808,525

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2022 (Bunker Hill Project)	AA/NR	1,000,000	1,138,790

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2023 (Bunker Hill Project)	AA/NR	1,000,000	1,153,830

County of Los Angeles Redevelopment Refunding Authority, 5.00% due 6/1/2024 (Bunker Hill Project)	AA/NR	500,000	581,895

County of Monterey COP, 5.25% due 8/1/2021 (Natividad Medical Center; Insured: AGM)	AA/Aa3	3,700,000	4,062,341

County of Riverside, 3.00% due 10/11/2017	NR/Mig1	15,000,000	15,215,700

Delano Financing Authority, 5.00% due 12/1/2017 (Police Station and Capital Improvements)	A-/NR	1,085,000	1,120,067

Delano Financing Authority, 5.00% due 12/1/2018 (Police Station and Capital Improvements)	A-/NR	1,135,000	1,203,826

Delano Financing Authority, 5.00% due 12/1/2019 (Police Station and Capital Improvements)	A-/NR	1,195,000	1,292,548

Desert Sands USD COP, 4.00% due 3/1/2019 (Educational Facilities; Insured: BAM)	AA/A1	1,000,000	1,053,020

Desert Sands USD COP, 5.00% due 3/1/2020 (Educational Facilities; Insured: BAM)	AA/A1	700,000	769,986

Desert Sands USD COP, 5.00% due 3/1/2021 (Educational Facilities; Insured: BAM)	AA/A1	1,080,000	1,212,214

El Dorado Irrigation District COP, 5.00% due 3/1/2025 (Water System Capital Improvements)	AA-/Aa3	1,200,000	1,433,484

El Dorado Irrigation District COP, 5.00% due 3/1/2026 (Water System Capital Improvements)	AA-/Aa3	1,500,000	1,807,860

Elk Grove Finance Authority, 4.00% due 9/1/2020 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	575,000	614,974

Elk Grove Finance Authority, 5.00% due 9/1/2021 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	450,000	505,670

Elk Grove Finance Authority, 5.00% due 9/1/2025 (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1)	A-/NR	750,000	878,925

Emeryville Redevelopment Agency, 5.00% due 9/1/2022 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,775,000	3,191,722

Emeryville Redevelopment Agency, 5.00% due 9/1/2023 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	2,420,000	2,820,147

Emeryville Redevelopment Agency, 5.00% due 9/1/2024 (Emeryville and Shellmound Park Projects; Insured: AGM)	AA/NR	3,900,000	4,599,270

Folsom Cordova USD COP, 5.00% due 4/1/2021 (Educational Facilities; Insured: AGM)	AA/NR	1,000,000	1,123,660

Fresno County USD GO, 5.90% due 8/1/2017 (Educational Facilities; Insured: Natl-Re)	AA-/A3	590,000	606,113

Fresno County USD GO, 5.90% due 8/1/2018 (Educational Facilities; Insured: Natl-Re)	AA-/A3	630,000	673,602

Fresno County USD GO, 5.90% due 8/1/2019 (Educational Facilities; Insured: Natl-Re)	AA-/A3	675,000	745,362

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Fresno County USD GO, 5.00% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	$2,510,000	$2,745,137

Fresno County USD GO, 5.90% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA-/A3	720,000	818,424

Golden Empire Schools Financing Authority Floating Rate Note, 1.22% due 5/1/2017 (Kern High School District)	SP-1/Mig1	4,000,000	3,999,560

Government of Guam, 3.00% due 11/15/2017 (Various Capital Projects)	A/NR	300,000	303,207

Government of Guam, 5.00% due 11/15/2017 (Educational Facilities Improvements)	A/NR	1,720,000	1,768,108

Government of Guam, 5.00% due 11/15/2023 (Various Capital Projects)	A/NR	1,250,000	1,403,000

Government of Guam, 5.00% due 11/15/2025 (Various Capital Projects)	A/NR	4,175,000	4,720,505

Guam Power Authority, 5.00% due 10/1/2021 (Electric Power System; Insured: AGM)	AA/A2	1,275,000	1,412,725

Hacienda La Puente USD COP, 3.00% due 6/1/2017 (Educational Facilities; Insured: AGM)	AA/A1	160,000	161,333

Hacienda La Puente USD COP, 4.00% due 6/1/2018 (Educational Facilities; Insured: AGM)	AA/A1	705,000	731,642

Hacienda La Puente USD COP, 5.00% due 6/1/2019 (Educational Facilities; Insured: AGM)	AA/A1	875,000	946,146

Hacienda La Puente USD COP, 5.00% due 6/1/2020 (Educational Facilities; Insured: AGM)	AA/A1	740,000	818,736

Hacienda La Puente USD COP, 5.00% due 6/1/2022 (Educational Facilities; Insured: AGM)	AA/A1	575,000	658,726

Hacienda La Puente USD COP, 5.00% due 6/1/2023 (Educational Facilities; Insured: AGM)	AA/A1	1,535,000	1,783,010

Hacienda La Puente USD COP, 5.00% due 6/1/2024 (Educational Facilities; Insured: AGM)	AA/A1	880,000	1,034,915

Hacienda La Puente USD COP, 5.00% due 6/1/2025 (Educational Facilities; Insured: AGM)	AA/A1	1,300,000	1,539,317

Hemet USD GO, 4.00% due 8/1/2018 (Insured: AGM)	AA/NR	1,335,000	1,389,922

Irvine Ranch Water District, 0.67% due 10/1/2041 put 1/3/2017 (Water and Sewer System Improvements; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	15,700,000	15,700,000

Irvine USD Community Facilities District No. 09-1, 0.67% due 9/1/2051 put 1/3/2017 (CFD No. 08-1; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	23,356,000	23,356,000

Irvine USD Community Facilities District No. 09-1, 0.67% due 9/1/2056 put 1/3/2017 (CFD No. 08-1; LOC: U.S. Bank, N.A.) (daily demand notes)	AA-/Aa2	3,600,000	3,600,000

Irvine USD Community Facilities District No. 86-1, 5.25% due 9/1/2017 (Acquisition of Public Facilities; Insured: AGM)	AA/NR	250,000	256,725

Jurupa Public Financing Authority, 4.50% due 9/1/2018 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	870,000	913,535

Jurupa Public Financing Authority, 4.50% due 9/1/2019 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	905,000	970,079

Jurupa Public Financing Authority, 4.50% due 9/1/2020 (Community Services District-Eastvale Area; Insured: AGM)	AA/NR	945,000	1,029,199

Kern High School District GO, 4.00% due 8/1/2017 (Insured: AGM)	A+/Aa2	500,000	508,925

Kern High School District GO, 4.00% due 8/1/2018 (Insured: AGM)	A+/Aa2	500,000	522,085

La Quinta Redevelopment Agency, 5.00% due 9/1/2021 (Redevelopment Project Areas No. 1 and 2)	AA-/NR	1,000,000	1,123,710

La Quinta Redevelopment Agency, 5.00% due 9/1/2022 (Redevelopment Project Areas No. 1 and 2)	AA-/NR	2,000,000	2,288,480

La Quinta Redevelopment Agency, 5.00% due 9/1/2023 (Redevelopment Project Areas No. 1 and 2)	AA-/NR	1,500,000	1,734,645

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Lodi Public Financing Authority, 5.00% due 10/1/2020 (City Police Building and Jail)	A+/NR	$965,000	$1,069,683

Lodi Public Financing Authority, 5.00% due 10/1/2021 (City Police Building and Jail)	A+/NR	1,020,000	1,150,631

Lodi Public Financing Authority, 5.00% due 10/1/2022 (City Police Building and Jail)	A+/NR	1,040,000	1,176,635

Lodi Public Financing Authority, 5.00% due 10/1/2023 (City Police Building and Jail)	A+/NR	1,120,000	1,265,230

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2017 (ETM)	A+/NR	1,660,000	1,702,313

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/Aa3	2,060,000	2,180,304

Los Angeles County Schools Pooled Financing Program COP, 5.00% due 6/1/2022 (Compton USD; Insured: AGM)	AA/A2	1,500,000	1,709,685

Los Angeles County Schools Regionalized Business Services Corp. COP, 0% due 8/1/2021 (Insured: AMBAC)	NR/NR	2,135,000	1,884,116

Los Angeles Department of Airports, 5.50% due 5/15/2018 (Los Angeles International Airport) (AMT)	AA/Aa3	2,000,000	2,113,600

Los Angeles Department of Water and Power, 5.00% due 7/1/2024 (Power System Capital Improvements)	AA-/Aa2	1,000,000	1,195,370

Los Angeles Department of Water and Power, 5.00% due 7/1/2025 (Power System Capital Improvements)	AA-/Aa2	500,000	603,730

Los Angeles Department of Water and Power, 5.00% due 7/1/2026 (Power System Capital Improvements)	AA-/Aa2	300,000	363,228

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Infrastructure)	A+/A1	2,000,000	2,153,860

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	2,750,000	3,188,790

Los Angeles USD GO, 5.00% due 7/1/2022 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	6,360,000	7,374,802

Los Angeles USD GO, 5.00% due 7/1/2023 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,537,300

Los Angeles USD GO, 5.00% due 7/1/2024 (Educational Facilities and Information Technology Infrastructure)	AA-/Aa2	3,000,000	3,584,940

Lynwood USD GO, 5.00% due 8/1/2023 (Insured: AGM)	AA/A2	1,000,000	1,164,130

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA/A2	500,000	520,915

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA/A2	870,000	921,269

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2020 (Educational Facilities; Insured: AGM)	AA/A2	1,425,000	1,577,062

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2021 (Educational Facilities; Insured: AGM)	AA/A2	750,000	844,920

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2023 (Educational Facilities; Insured: AGM)	AA/A2	500,000	578,215

Mark West Union School District GO, 4.125% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA/A3	1,275,000	1,278,022

Metropolitan Water District of Southern California, 0.85% due 7/1/2030	A-1+/Aa1	9,500,000	9,500,190

Metropolitan Water District of Southern California, 0.88% due 7/1/2030	AAA/Aa1	5,000,000	5,000,000

Metropolitan Water District of Southern California, 0.89% due 7/1/2036	A-1+/Aa1	10,000,000	9,999,800

Milpitas Redevelopment Agency, 4.00% due 9/1/2017 (Redevelopment Project Area No. 1)	AA-/NR	1,000,000	1,018,930

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Milpitas Redevelopment Agency, 5.00% due 9/1/2025 (Redevelopment Project Area No. 1)	AA-/NR	$2,300,000	$2,718,715

Modesto Irrigation District, 5.00% due 7/1/2022 (San Joaquin Valley Electric System)	A+/A2	1,000,000	1,146,900

Moreno Valley Public Financing Authority, 5.00% due 11/1/2024 (Public Improvements)	A+/NR	1,455,000	1,700,851

Municipal Improvement Corp. of Los Angeles, 5.00% due 11/1/2017 (Capital Equipment)	A+/Aa3	3,235,000	3,341,593

Municipal Improvement Corp. of Los Angeles, 5.00% due 3/1/2018 (Capital Equipment)	A+/Aa3	4,765,000	4,979,377

Murrieta Valley USD Public Financing Authority GO, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	1,080,000	1,258,578

Natomas USD GO, 5.00% due 8/1/2024 (Insured: BAM)	AA/A1	2,425,000	2,832,933

North City West School Facilities Financing Authority, 5.00% due 9/1/2021 (Carmel Valley; Insured: AGM)	AA/NR	2,155,000	2,439,007

North City West School Facilities Financing Authority, 5.00% due 9/1/2022 (Carmel Valley; Insured: AGM)	AA/NR	2,260,000	2,597,215

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	100,000	101,986

Northern California Power Agency, 5.00% due 7/1/2018 (Hydroelectric Project)	A+/A1	1,250,000	1,318,037

Northern California Power Agency, 5.00% due 6/1/2019 (Lodi Energy Center)	A-/A2	2,340,000	2,530,850

Oakland USD GO, 5.00% due 8/1/2022 (County of Alameda Educational Facilities)	AA-/Aa3	745,000	855,834

Oakland USD GO, 5.00% due 8/1/2023 (County of Alameda Educational Facilities)	AA-/Aa3	700,000	816,480

Oakland USD GO, 5.00% due 8/1/2025 (County of Alameda Educational Facilities)	AA-/Aa3	1,300,000	1,548,794

Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)	AA/A2	2,000,000	1,895,860

Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)	AA-/A2	2,850,000	2,527,636

Pasadena USD GO, 5.00% due 8/1/2024 (Educational Facilities Improvements)	A+/Aa2	250,000	297,728

Pasadena USD GO, 5.00% due 8/1/2024 (2019 Crossover)	A+/Aa2	800,000	952,728

Pasadena USD GO, 5.00% due 8/1/2025 (Educational Facilities Improvements)	A+/Aa2	365,000	439,544

Pasadena USD GO, 5.00% due 8/1/2025 (2019 Crossover)	A+/Aa2	1,000,000	1,204,230

Pasadena USD GO, 5.00% due 8/1/2026 (Educational Facilities Improvements)	A+/Aa2	500,000	608,295

Pasadena USD GO, 5.00% due 8/1/2026 (2019 Crossover)	A+/Aa2	1,000,000	1,216,590

Pomona Public Financing Authority, 2.00% due 6/1/2018 (Facilities Improvements)	A+/NR	500,000	504,220

Pomona Public Financing Authority, 3.00% due 6/1/2020 (Facilities Improvements)	A+/NR	250,000	258,850

Pomona Public Financing Authority, 4.00% due 6/1/2024 (Facilities Improvements; Insured: AGM)	AA/NR	450,000	497,831

Pomona Public Financing Authority, 4.00% due 6/1/2026 (Facilities Improvements; Insured: AGM)	AA/NR	275,000	303,655

Pomona USD GO, 6.10% due 2/1/2020 (Educational Facilities Improvements; Insured: Natl-Re)	AA-/A3	465,000	523,827

Rancho Santa Fe Community Services District Financing Authority, 3.00% due 9/1/2018	A-/NR	1,055,000	1,078,094

Rancho Santa Fe Community Services District Financing Authority, 3.00% due 9/1/2019	A-/NR	750,000	771,345

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2020	A-/NR	1,000,000	1,063,680

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2021	A-/NR	$550,000	$587,455

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2022	A-/NR	475,000	508,706

Rancho Santa Fe Community Services District Financing Authority, 4.00% due 9/1/2023	A-/NR	650,000	699,043

Rancho Santa Fe Community Services District Financing Authority, 5.00% due 9/1/2024	A-/NR	750,000	857,385

Rancho Santa Fe Community Services District Financing Authority, 5.00% due 9/1/2025	A-/NR	900,000	1,035,972

Rancho Santa Fe Community Services District Financing Authority, 5.00% due 9/1/2026	A-/NR	915,000	1,055,937

Redevelopment Agency of the City and County of San Francisco, 5.00% due 6/1/2020 (Yerba Buena Center Redevelopment Project Area; Insured: AGM)	AA/A1	1,730,000	1,905,197

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2023 (Merged Project Area; Insured: BAM)	AA/NR	550,000	636,037

Redevelopment Agency of the City of Rialto, 5.00% due 9/1/2024 (Merged Project Area; Insured: BAM)	AA/NR	500,000	583,555

Regents of the University of California, 4.00% due 5/15/2017 (Campus Housing and Facilities)	AA-/Aa3	1,250,000	1,264,537

Ridgecrest Redevelopment Agency, 5.00% due 6/30/2017 (Redevelopment Project)	A-/NR	1,055,000	1,073,600

Ridgecrest Redevelopment Agency, 5.25% due 6/30/2018 (Redevelopment Project)	A-/NR	1,050,000	1,105,629

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2019 (Redevelopment Project)	A-/NR	1,050,000	1,142,148

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2020 (Redevelopment Project)	A-/NR	1,040,000	1,155,398

Riverside County Infrastructure Financing Authority, 3.00% due 11/1/2017 (Capital Improvement Projects)	AA-/NR	1,000,000	1,016,370

Riverside County Infrastructure Financing Authority, 4.00% due 11/1/2018 (Capital Improvement Projects)	AA-/NR	1,000,000	1,047,250

Riverside County Infrastructure Financing Authority, 4.00% due 11/1/2019 (Capital Improvement Projects)	AA-/NR	1,700,000	1,808,239

Riverside County Infrastructure Financing Authority, 5.00% due 11/1/2020 (Capital Improvement Projects)	AA-/NR	605,000	674,521

Riverside County Infrastructure Financing Authority, 5.00% due 11/1/2021 (Capital Improvement Projects)	AA-/NR	500,000	567,060

Riverside County Palm Desert Financing Authority, 6.00% due 5/1/2022 pre-refunded 5/1/2018 (Palm Desert Sheriff’s Station Facilities)	AA-/A1	2,600,000	2,766,816

Riverside County Public Financing Authority, 4.00% due 11/1/2017 (Capital Facilities Project)	AA-/NR	550,000	562,579

Riverside County Public Financing Authority, 5.00% due 11/1/2019 (Capital Facilities Project)	AA-/NR	2,000,000	2,177,240

Riverside County Public Financing Authority, 4.00% due 11/1/2020 (Capital Facilities Project)	AA-/NR	465,000	499,159

Riverside County Public Financing Authority, 5.00% due 11/1/2021 (Capital Facilities Project)	AA-/NR	1,000,000	1,129,540

Riverside County Public Financing Authority, 5.00% due 11/1/2025 (Capital Facilities Project)	AA-/NR	1,000,000	1,178,530

Riverside USD Financing Authority, 4.00% due 9/1/2017 (Educational Facilities; Insured: BAM)	AA/NR	285,000	290,475

Riverside USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	950,000	1,032,735

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Riverside USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	$215,000	$247,080

Riverside USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	680,000	800,367

Riverside USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	350,000	411,922

Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017	BBB+/Baa1	1,390,000	1,394,990

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2021 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	830,000	925,018

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2022 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	775,000	877,440

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2023 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	815,000	936,427

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2024 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	765,000	888,264

Sacramento City Schools Joint Power Financing Authority, 5.00% due 3/1/2025 (Sacramento City USD Educational Facility Sublease; Insured: BAM)	AA/NR	2,175,000	2,507,253

Sacramento City USD GO, 5.00% due 7/1/2018 (Educational Facilities Improvements; Insured: AGM)	AA/NR	360,000	379,595

Sacramento City USD GO, 4.00% due 7/1/2019 (Educational Facilities Improvements)	A+/A1	5,455,000	5,773,572

Sacramento City USD GO, 5.00% due 7/1/2019 (Educational Facilities Improvements; Insured: AGM)	AA/NR	635,000	688,086

Sacramento City USD GO, 5.00% due 7/1/2020 (Educational Facilities Improvements; Insured: AGM)	AA/NR	500,000	554,260

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,600,000	4,059,540

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/NR	400,000	451,612

Sacramento City USD GO, 5.00% due 7/1/2022 (Educational Facilities Improvements; Insured: AGM)	AA/NR	700,000	803,026

Sacramento Cogeneration Authority, 5.00% due 7/1/2019 (Procter & Gamble Project)	AA-/Aa3	625,000	678,056

Salinas Valley Solid Waste Authority, 5.00% due 8/1/2023 (Insured: AGM) (AMT)	AA/A2	1,530,000	1,726,314

San Diego Redevelopment Agency, 5.00% due 9/1/2018 (Centre City Redevelopment; Insured: AMBAC)	NR/A2	3,215,000	3,224,966

San Diego Redevelopment Agency, 0% due 9/1/2019 (Centre City Redevelopment; Insured: AGM)	AA/A2	1,910,000	1,806,535

San Diego USD GO, 3.00% due 7/1/2017 (Educational System Capital Projects)	NR/Aa2	5,000,000	5,053,050

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa2	1,390,000	1,573,438

San Diego USD GO, 5.00% due 7/1/2023 (Educational System Capital Projects)	AA-/Aa2	5,000,000	5,895,500

San Diego USD GO, 5.00% due 7/1/2024 (Educational System Capital Projects)	AA-/Aa2	3,000,000	3,544,560

San Francisco City and County Airports Commission, 5.00% due 5/1/2026 (San Francisco International Airport)	A+/A1	5,000,000	6,045,850

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA/Aa2	5,000,000	4,639,700

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2017 (Maple Street Correctional Center)	AA+/Aa1	750,000	763,868

San Mateo County Joint Powers Financing Authority, 5.00% due 7/15/2018 (County Capital Projects)	AA+/Aa1	800,000	842,528

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2021 (Maple Street Correctional Center)	AA+/Aa1	410,000	464,026

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2022 (Maple Street Correctional Center)	AA+/Aa1	$1,000,000	$1,152,160

San Mateo County Joint Powers Financing Authority, 5.00% due 6/15/2023 (Maple Street Correctional Center)	AA+/Aa1	585,000	683,707

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aaa	2,000,000	1,907,720

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re) (ETM)	AA-/A3	1,000,000	1,074,990

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	AA-/A3	1,000,000	1,070,480

Santa Ana USD GO, 0% due 8/1/2020 (Insured: Natl-Re)	AA-/A3	2,035,000	1,885,753

Santa Clara County Financing Authority, 4.00% due 5/15/2017 (Multiple Facilities Projects) (ETM)	AA+/Aa3	1,000,000	1,011,660

Santa Clara County Financing Authority, 5.00% due 5/15/2025 (Multiple Facilities Projects)	AA+/NR	6,755,000	8,115,997

Semitropic Water Storage Improvement District, 5.00% due 12/1/2022 (Irrigation Water System; Insured: AGM)	AA/A2	400,000	461,836

Semitropic Water Storage Improvement District, 5.00% due 12/1/2023 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	584,495

Semitropic Water Storage Improvement District, 5.00% due 12/1/2024 (Irrigation Water System; Insured: AGM)	AA/A2	500,000	591,225

Semitropic Water Storage Improvement District, 5.00% due 12/1/2025 (Irrigation Water System; Insured: AGM)	AA/A2	1,110,000	1,319,768

Sequoia Union High School District, 2.00% due 6/30/2017 (Capital Expenditures)	NR/Mig1	9,225,000	9,269,557

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities) (ETM)	SP-1+/NR	5,000,000	5,204,650

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	AA-/Aa3	1,000,000	1,009,860

Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2018 (Insured: AMBAC) (AMT)	AA-/Aa3	2,000,000	2,006,960

Southwestern Community College District GO, 4.00% due 8/1/2022	AA-/Aa2	265,000	293,790

Southwestern Community College District GO, 4.00% due 8/1/2023	AA-/Aa2	280,000	313,004

Southwestern Community College District GO, 4.00% due 8/1/2024	AA-/Aa2	390,000	438,844

Southwestern Community College District GO, 4.00% due 8/1/2025	AA-/Aa2	325,000	367,598

Southwestern Community College District GO, 4.00% due 8/1/2026	AA-/Aa2	410,000	465,842

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	2,330,000	2,463,276

State of California Economic Recovery GO, 5.00% due 7/1/2018 (ETM)	AA+/Aaa	670,000	708,324

State of California GO, 4.75% due 9/1/2018 (Various Capital Projects; Insured: AGM)	AA/Aa3	145,000	145,906

State of California GO, 5.00% due 9/1/2020 (Various Capital Projects)	AA-/Aa3	2,000,000	2,238,780

Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2021 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	940,000	1,057,547

Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2023 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	925,000	1,068,606

Successor Agency to the City Colton Redevelopment Agency, 5.00% due 8/1/2025 (Multiple Redevelopment Project Areas; Insured: BAM)	AA/NR	950,000	1,116,573

Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2023 (Multiple Redevelopment Project Areas)	AA-/NR	1,735,000	2,032,414

Successor Agency to the City of Riverside Redevelopment Agency, 5.00% due 9/1/2024 (Multiple Redevelopment Project Areas)	AA-/NR	1,250,000	1,477,000

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Successor Agency to the City of Sacramento Redevelopment Agency, 3.00% due 12/1/2017 (Multiple Redevelopment Project Areas)	A/NR	$1,315,000	$1,335,803

Successor Agency to the City of San Diego Redevelopment Agency, 5.00% due 9/1/2025 (Multiple Redevelopment Project Areas)	AA-/NR	2,745,000	3,232,292

Successor Agency to the City of San Diego Redevelopment Agency, 5.00% due 9/1/2026 (Multiple Redevelopment Project Areas)	AA-/NR	1,500,000	1,751,130

Successor Agency to the Community Development Agency of the City of Menlo Park, 3.00% due 10/1/2017 (Las Pulgas Community Development Project)	A+/NR	655,000	664,347

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2019 (Las Pulgas Community Development Project)	A+/NR	400,000	435,112

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2020 (Las Pulgas Community Development Project)	A+/NR	325,000	361,251

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2021 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	1,250,000	1,417,337

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2022 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	900,000	1,035,576

Successor Agency to the Community Development Agency of the City of Menlo Park, 5.00% due 10/1/2025 (Las Pulgas Community Development Project; Insured: AGM)	AA/NR	500,000	593,705

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2024 (Merged Redevelopment Project Areas)	A+/NR	600,000	703,002

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2025 (Merged Redevelopment Project Areas)	A+/NR	450,000	530,775

Successor Agency to the Community Redevelopment Agency of the City of Palmdale, 5.00% due 9/1/2026 (Merged Redevelopment Project Areas)	A+/NR	550,000	654,423

Successor Agency to the Poway Redevelopment Agency, 5.00% due 6/15/2025 (Paguay Redevelopment Project)	AA-/NR	4,665,000	5,482,728

Successor Agency to the Rancho Cucamonga Redevelopment Project, 5.00% due 9/1/2023 (Rancho Redevelopment Project Area; Insured: AGM)	AA/NR	1,000,000	1,165,350

Successor Agency to the Rancho Cucamonga Redevelopment Project, 5.00% due 9/1/2024 (Rancho Redevelopment Project Area: Insured: AGM)	AA/NR	2,000,000	2,358,600

Successor Agency to the Redevelopment Agency of the City and County of San Francisco, 5.00% due 8/1/2019 (San Francisco Redevelopment Projects)	A+/NR	2,050,000	2,222,569

Successor Agency to the Redevelopment Agency of the City and County of San Francisco, 5.00% due 8/1/2020 (San Francisco Redevelopment Projects)	A+/NR	1,685,000	1,867,991

Successor Agency to the Redevelopment Agency of the City and County of San Francisco, 5.00% due 8/1/2021 (San Francisco Redevelopment Projects)	A+/NR	1,000,000	1,128,780

Successor Agency to the Redevelopment Agency of the City of Stockton, 5.00% due 9/1/2025 (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM)	AA/NR	1,900,000	2,187,052

Successor Agency to the Redevelopment Agency of the City of Stockton, 5.00% due 9/1/2026 (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM)	AA/NR	1,000,000	1,157,950

Successor Agency to the Redevelopment Agency of the City of Stockton, 5.00% due 9/1/2027 (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM)	AA/NR	1,000,000	1,143,270

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2022 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	400,000	457,696

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2023 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	400,000	462,572

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Successor Agency to the Richmond County Redevelopment Agency, 5.00% due 9/1/2024 (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM)	AA/NR	$450,000	$525,200

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2020 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	745,000	823,679

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2021 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	680,000	763,810

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2022 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	1,190,000	1,352,030

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2023 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	450,000	517,077

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2024 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	620,000	719,237

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2025 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	405,000	473,895

Successor Agency to the Rosemead Community Development Commission, 5.00% due 10/1/2026 (Rosemead Merged Project Area; Insured: BAM)	AA/NR	745,000	877,387

Temecula Valley USD Financing Authority, 4.00% due 9/1/2017 (Educational Facilities; Insured: BAM)	AA/NR	400,000	407,684

Temecula Valley USD Financing Authority, 5.00% due 9/1/2018 (Educational Facilities; Insured: BAM)	AA/NR	325,000	344,305

Temecula Valley USD Financing Authority, 5.00% due 9/1/2019 (Educational Facilities; Insured: BAM)	AA/NR	375,000	407,659

Temecula Valley USD Financing Authority, 5.00% due 9/1/2020 (Educational Facilities; Insured: BAM)	AA/NR	400,000	444,636

Temecula Valley USD Financing Authority, 5.00% due 9/1/2021 (Educational Facilities; Insured: BAM)	AA/NR	515,000	582,872

Temecula Valley USD Financing Authority, 5.00% due 9/1/2022 (Educational Facilities; Insured: BAM)	AA/NR	275,000	316,033

Temecula Valley USD Financing Authority, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	300,000	349,404

Temecula Valley USD Financing Authority, 5.00% due 9/1/2024 (Educational Facilities; Insured: BAM)	AA/NR	300,000	353,103

Temecula Valley USD Financing Authority, 5.00% due 9/1/2025 (Educational Facilities; Insured: BAM)	AA/NR	300,000	353,076

Trustees of the California State University, 5.00% due 11/1/2026 (Educational Facilities Improvements)	AA-/Aa2	1,000,000	1,208,360

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	AA-/A2	1,690,000	1,756,062

Tuolumne Wind Project Authority, 5.00% due 1/1/2025	AA-/NR	3,500,000	4,170,250

Tuolumne Wind Project Authority, 5.00% due 1/1/2026	AA-/NR	2,500,000	3,003,300

Turlock Irrigation District, 5.00% due 1/1/2019	AA-/A2	1,000,000	1,071,060

Turlock Irrigation District, 5.00% due 1/1/2025	A+/NR	1,000,000	1,177,140

Turlock Irrigation District, 5.00% due 1/1/2026	A+/NR	1,000,000	1,186,240

Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/A1	2,000,000	1,912,920

Upper Lake Union High School District GO, 0% due 8/1/2020 (Insured: Natl-Re)	NR/A3	1,050,000	920,923

Ventura County Public Financing Authority, 5.00% due 11/1/2023 (Office Building Purchase and Improvements)	AA+/Aa1	500,000	587,345

Ventura County Public Financing Authority, 5.00% due 11/1/2024 (Office Building Purchase and Improvements)	AA+/Aa1	1,060,000	1,249,337

Virgin Islands Public Finance Authority, 5.00% due 10/1/2017	BB-/B1	1,440,000	1,437,682

Vista Redevelopment Agency, 5.00% due 9/1/2019 (Vista Redevelopment Project; Insured: AGM)	AA/NR	300,000	325,470

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Vista Redevelopment Agency, 5.00% due 9/1/2020 (Vista Redevelopment Project; Insured: AGM)	AA/NR	$275,000	$304,345

Vista Redevelopment Agency, 5.00% due 9/1/2021 (Vista Redevelopment Project; Insured: AGM)	AA/NR	265,000	298,538

Vista Redevelopment Agency, 5.00% due 9/1/2022 (Vista Redevelopment Project; Insured: AGM)	AA/NR	335,000	383,320

Vista Redevelopment Agency, 5.00% due 9/1/2023 (Vista Redevelopment Project; Insured: AGM)	AA/NR	400,000	463,728

Walnut Improvement Agency, 4.00% due 3/1/2017 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,004,920

Walnut Improvement Agency, 4.00% due 3/1/2018 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,030,920

Walnut Improvement Agency, 5.00% due 3/1/2019 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	400,000	428,764

Washington USD Yolo County COP, 5.00% due 8/1/2017 (West Sacramento High School; Insured: AMBAC)	A/ NR	725,000	741,443

Washington USD Yolo County COP, 5.00% due 8/1/2021 (West Sacramento High School; Insured: AMBAC)	A/ NR	910,000	927,936

Washington USD Yolo County COP, 5.00% due 8/1/2022 (West Sacramento High School; Insured: AMBAC)	A/ NR	2,010,000	2,049,617

Westminster Redevelopment Agency, 5.00% due 8/1/2024 (Commercial Redevelopment Project No. 1; Insured: AGM)	AA/A2	1,205,000	1,263,033

TOTAL INVESTMENTS — 95.40% (Cost $ 637,488,587)			$646,036,335

OTHER ASSETS LESS LIABILITIES — 4.60%			31,128,674

NET ASSETS — 100.00%			$677,165,009

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GO	General Obligation

HFFA	Health Facilities Financing Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

USD	Unified School District

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2016 (Unaudited)

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$646,036,335	$-	$646,036,335	$-

Total Investments in Securities	$646,036,335	$-	$646,036,335	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$637,488.587

Gross unrealized appreciation on a tax basis	$12,982,609
Gross unrealized depreciation on a tax basis	(4,434,861)

Net unrealized appreciation (depreciation) on investments (tax basis)	$8,547,748

16

SCHEDULE OF INVESTMENTS

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2021 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	$1,760,000	$1,913,472

	Albuquerque Bernalillo County Water Utility Authority, 5.50% due 7/1/2025 pre-refunded 7/1/2019 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	1,000,000	1,099,450

	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 pre-refunded 7/1/2018 (San Juan-Chama Drinking Water Project)	AA+/Aa2	1,420,000	1,500,784

	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 (2005 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	2,000,000	2,355,880

	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2031 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	500,000	580,255

	Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2032 (2007 NMFA Loan and Joint Water and Sewer System Improvements)	AA+/Aa2	1,000,000	1,155,610

	Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	3,585,000	3,902,201

	Albuquerque Municipal School District No. 12 GO, 4.00% due 8/1/2029 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	1,300,000	1,382,004

[a]	Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2031 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	1,000,000	1,175,060

	Bernalillo County, 5.00% due 4/1/2021 (Government Services; Insured: Natl-Re)	AAA/Aa2	3,000,000	3,219,660

	Bernalillo County, 5.25% due 10/1/2022 (Government Services; Insured: AMBAC)	AAA/Aa2	3,170,000	3,723,831

	Bernalillo County, 5.25% due 10/1/2023 (Government Services; Insured: AMBAC)	AAA/Aa2	1,275,000	1,517,084

	Bernalillo County, 5.25% due 10/1/2025 (Government Services; Insured: AMBAC)	AAA/Aa2	3,850,000	4,633,898

	Bernalillo County, 5.25% due 4/1/2027 (Government Services)	AAA/Aa2	300,000	356,142

	Bernalillo County, 5.70% due 4/1/2027 (Government Services)	AAA/Aa2	3,000,000	3,655,380

	Bernalillo County, 5.70% due 4/1/2027 (Government Services; Insured: Natl-Re)	AAA/Aa2	815,000	988,448

	Bernalillo County GO, 4.00% due 8/15/2019 (Capital Improvements)	AAA/Aaa	1,505,000	1,604,405

	Carlsbad Municipal School District GO, 5.00% due 8/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,000,000	1,061,190

	Carlsbad Municipal School District GO, 5.00% due 8/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,650,000	1,938,156

	Central New Mexico Community College GO, 5.00% due 8/15/2020 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,375,000	1,536,178

	Central New Mexico Community College GO, 5.00% due 8/15/2021 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,435,000	1,637,737

	Central New Mexico Community College GO, 5.00% due 8/15/2022 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,100,000	1,275,615

	Central New Mexico Community College GO, 4.00% due 8/15/2023 (Campus Buildings Acquisition & Improvements)	AA+/Aa1	1,920,000	2,082,086

	Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/A2	360,000	415,289

	Cibola County, 5.00% due 6/1/2025 (County Building Improvements)	NR/NR	355,000	409,521

	City of Albuquerque, 5.00% due 7/1/2021 (Lodgers’ Tax Obligation Reserve Fund)	AAA/Aa2	1,340,000	1,447,227

	City of Albuquerque, 5.00% due 7/1/2021 (Lodgers’ Tax Obligation Reserve Fund)	AAA/Aa2	3,000,000	3,240,060

	City of Albuquerque, 5.00% due 7/1/2025 (I-25/Paseo del Norte Interchange)	AAA/Aa2	540,000	628,133

	City of Albuquerque, 5.00% due 7/1/2027 (I-25/Paseo del Norte Interchange)	AAA/Aa2	555,000	639,421

	City of Albuquerque, 5.00% due 7/1/2033 (City Infrastructure Improvements)	AAA/Aa2	1,100,000	1,263,141

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	City of Albuquerque, 5.00% due 7/1/2034 (City Infrastructure Improvements)	AAA/Aa2	$1,200,000	$1,372,164

	City of Farmington, 5.00% due 6/1/2017 (San Juan Regional Medical Center)	NR/A3	530,000	538,310

	City of Farmington, 5.125% due 6/1/2018 (San Juan Regional Medical Center)	NR/A3	570,000	571,949

	City of Farmington, 5.125% due 6/1/2019 (San Juan Regional Medical Center)	NR/A3	645,000	647,090

	City of Farmington, 5.00% due 6/1/2022 (San Juan Regional Medical Center)	NR/A3	2,825,000	2,863,448

	City of Farmington, 4.70% due 5/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	965,000	1,034,133

	City of Farmington, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/A2	4,000,000	4,287,480

	City of Farmington, 1.875% due 4/1/2029 put 4/1/2020 (Southern California Edison Co.-Four Corners Project)	A/Aa3	3,000,000	2,962,530

	City of Gallup, 5.125% due 6/1/2017 (City Infrastructure Improvements)	NR/NR	140,000	142,027

	City of Gallup, 5.00% due 8/15/2017 (Tri-State Generation & Transmission Assoc., Inc. Project; Insured: AMBAC)	A/A3	3,540,000	3,550,478

	City of Gallup, 5.125% due 6/1/2019 (City Infrastructure Improvements)	NR/NR	310,000	328,470

	City of Las Cruces, 4.00% due 6/1/2021 (Joint Utility System)	NR/Aa2	100,000	109,379

	City of Las Cruces, 5.00% due 6/1/2021 (NMFA Loan)	NR/Aa3	730,000	801,431

	City of Las Cruces, 4.00% due 6/1/2022 (Joint Utility System)	NR/Aa2	670,000	738,588

	City of Las Cruces, 5.00% due 6/1/2022 (NMFA Loan)	NR/Aa3	765,000	840,123

	City of Las Cruces, 4.00% due 6/1/2023 (Joint Utility System)	NR/Aa2	695,000	770,936

	City of Las Cruces, 5.00% due 6/1/2023 (NMFA Loan)	NR/Aa3	800,000	877,168

	City of Las Cruces, 5.00% due 6/1/2024 (NMFA Loan)	NR/Aa3	840,000	919,573

	City of Las Cruces, 4.00% due 6/1/2025 (Joint Utility System)	NR/Aa2	750,000	838,965

	City of Las Cruces, 5.00% due 6/1/2030 (NMFA Loan)	NR/Aa3	2,000,000	2,175,540

	City of Las Cruces, 5.00% due 6/1/2037 (NMFA Loan)	NR/Aa3	5,000,000	5,406,150

	City of Rio Rancho, 2.00% due 5/15/2017 (Water and Wastewater System)	AA-/Aa3	100,000	100,343

	City of Santa Fe, 4.00% due 6/1/2017 (Public Facility Capital Projects)	AA+/NR	100,000	101,296

	City of Santa Fe, 4.50% due 5/15/2027 (El Castillo Retirement Residences)	BBB-/NR	3,275,000	3,359,986

	City of Santa Fe, 5.00% due 5/15/2034 (El Castillo Retirement Residences)	BBB-/NR	1,465,000	1,503,075

	City of Santa Fe GRT, 5.00% due 6/1/2028 (Public Facilities)	AA+/NR	930,000	1,083,180

	City of Santa Fe GRT, 5.00% due 6/1/2029 (Public Facilities)	AA+/NR	950,000	1,100,100

	Colfax County, 5.00% due 9/1/2019 (Government Center Facility) (ETM)	A-/NR	355,000	375,043

	Colfax County, 5.50% due 9/1/2029 pre-refunded 9/1/2019 (Government Center Facility)	A-/NR	2,510,000	2,772,370

	County of Los Alamos, 4.875% due 6/1/2018 (Public Facilities)	AA+/A1	500,000	524,885

	County of Los Alamos, 5.625% due 6/1/2023 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	1,000,000	1,062,620

	County of Los Alamos, 5.75% due 6/1/2024 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	3,000,000	3,193,110

	County of Los Alamos, 5.75% due 6/1/2025 pre-refunded 6/1/2018 (Public Facilities)	AA+/A1	1,000,000	1,064,370

	Farmington Municipal School District No. 5 GO, 5.00% due 9/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	600,000	655,608

	Government of Guam, 5.375% due 12/1/2024 pre-refunded 12/1/2019 (Layon Solid Waste Disposal Facility)	BBB+/NR	2,000,000	2,210,840

	Government of Guam, 5.00% due 11/15/2031 (Various Capital Projects)	A/NR	2,500,000	2,700,625

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Government of Guam, 5.00% due 11/15/2033 (Various Capital Projects)	A/NR	$2,500,000	$2,675,475

Grant County, 5.50% due 7/1/2020 (State Dept. of Health-Ft. Bayard Project)	AA-/Aa2	1,565,000	1,656,239

Grant County, 5.50% due 7/1/2021 (State Dept. of Health-Ft. Bayard Project)	AA-/Aa2	1,655,000	1,751,486

Grant County, 5.50% due 7/1/2022 (State Dept. of Health-Ft. Bayard Project)	AA-/Aa2	1,745,000	1,846,733

Guam Power Authority, 5.00% due 10/1/2026 (Electric Power System; Insured: AGM)	AA/A2	2,000,000	2,240,960

Las Cruces School District No. 2 GO, 2.00% due 8/1/2018 (New Mexico SD Credit Enhancement Program) (State Aid Withholding)	NR/Aa2	630,000	638,222

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	1,150,000	1,172,448

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019 (Student Loans)	AAA/Aaa	1,000,000	1,094,180

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022 (Student Loans)	AAA/Aaa	3,000,000	3,306,210

New Mexico Finance Authority, 5.00% due 12/15/2017 (State Highway Infrastructure)	AA/Aa2	250,000	259,580

New Mexico Finance Authority, 5.00% due 6/15/2022 (The Public Project Revolving Fund Program; Insured: Natl-Re)	AA+/Aa2	1,300,000	1,322,074

New Mexico Finance Authority, 5.00% due 6/15/2024 (The Public Project Revolving Fund Program; Insured: Natl-Re)	AA+/Aa2	7,000,000	7,118,860

New Mexico Finance Authority, 5.00% due 6/15/2026 (State Highway Infrastructure)	AA/Aa2	1,220,000	1,433,524

New Mexico Finance Authority, 5.00% due 6/15/2027 (State Highway Infrastructure)	AA/Aa2	1,195,000	1,395,999

New Mexico Finance Authority, 5.00% due 6/15/2031 (The Public Project Revolving Fund Program)	AA+/Aa2	1,000,000	1,157,320

New Mexico Hospital Equipment Loan Council, 6.00% due 8/1/2023 pre-refunded 8/1/2018 (Presbyterian Healthcare Services)	AA/Aa3	6,000,000	6,437,100

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2031 (Presbyterian Healthcare Services)	AA/Aa3	600,000	683,406

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,000,000	2,090,880

New Mexico Hospital Equipment Loan Council, 0.72% due 8/1/2034 put 1/9/2017 (Presbyterian Healthcare Services; SPA: Wells Fargo Bank, N.A.) (weekly demand notes)	AA/Aa3	3,700,000	3,700,000

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2039 (Presbyterian Healthcare Services)	AA/Aa3	3,000,000	3,188,190

New Mexico Housing Authority, 5.30% due 12/1/2022 (El Paseo Apartments; Insured: AMBAC) (AMT)	NR/NR	525,000	525,247

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020 (Campus Buildings Acquisition & Improvements)	A+/A1	590,000	650,221

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023 (Campus Buildings Acquisition & Improvements)	A+/A1	685,000	768,056

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024 (Campus Buildings Acquisition & Improvements)	A+/A1	525,000	578,456

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025 (Campus Buildings Acquisition & Improvements)	A+/A1	505,000	555,066

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028 (Campus Buildings Acquisition & Improvements)	A+/A1	1,500,000	1,643,370

New Mexico Mortgage Finance Authority, 5.25% due 7/1/2023 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	410,000	418,495

New Mexico Mortgage Finance Authority, 5.375% due 7/1/2023 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	175,000	175,655

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Mexico Mortgage Finance Authority, 4.625% due 3/1/2028 (NIBP SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	$1,020,000	$1,069,093

New Mexico Mortgage Finance Authority, 5.50% due 7/1/2028 (HERO SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	900,000	915,894

New Mexico Mortgage Finance Authority, 5.60% due 7/1/2028 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	160,000	163,122

New Mexico Mortgage Finance Authority, 5.40% due 9/1/2029 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	480,000	498,773

Regents of the University of New Mexico, 6.00% due 6/1/2021 (Campus Buildings Acquisition & Improvements)	AA/Aa2	370,000	404,118

Regents of the University of New Mexico, 0.74% due 6/1/2026 put 1/9/2017 (Campus Buildings Acquisition & Improvements; SPA: U.S. Bank, N.A.) (weekly demand notes)	AA/Aa2	4,500,000	4,500,000

Regents of the University of New Mexico, 4.50% due 6/1/2034 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,660,035

Regents of the University of New Mexico, 4.50% due 6/1/2035 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,652,340

Regents of the University of New Mexico, 4.50% due 6/1/2036 (Campus Buildings Acquisition & Improvements)	AA/Aa2	1,500,000	1,648,500

San Juan County, 4.00% due 6/15/2017 (County Capital Improvements)	A+/A2	500,000	506,460

San Juan County, 5.00% due 6/15/2028 (County Capital Improvements)	A+/A1	1,280,000	1,457,510

San Juan County, 5.00% due 6/15/2030 (County Capital Improvements)	A+/A1	1,365,000	1,543,296

Santa Fe County, 5.00% due 2/1/2018 (County Correctional System; Insured: AGM)	AA/A2	400,000	407,276

Santa Fe County, 5.00% due 6/1/2025 pre-refunded 6/1/2018 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,400,000	1,475,180

Santa Fe County, 5.00% due 6/1/2026 pre-refunded 6/1/2018 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,535,000	1,617,430

Santa Fe County, 6.00% due 2/1/2027 (County Correctional System; Insured: AGM)	AA/A2	1,520,000	1,820,413

Santa Fe County GRT, 5.00% due 6/1/2025 (County Buildings & Facilities)	AA+/NR	1,250,000	1,497,113

Santa Fe County GRT, 5.00% due 6/1/2026 (County Buildings & Facilities)	AA+/NR	640,000	762,003

Santa Fe County GRT, 5.00% due 6/1/2027 (County Buildings & Facilities)	AA+/NR	275,000	323,007

Santa Fe Public School District GO, 3.00% due 8/1/2017 (Santa Fe County School Facilities) (State Aid Withholding)	AA/Aa1	400,000	404,984

State of New Mexico, 5.00% due 7/1/2020 (Educational Facilities)	AA-/Aa2	4,000,000	4,452,800

State of New Mexico, 5.00% due 7/1/2022 pre-refunded 7/1/2019 (Capital Improvements)	AA-/Aa2	350,000	380,520

State of New Mexico, 5.00% due 7/1/2025 (Educational Facilities)	AA-/Aa2	2,000,000	2,394,440

Taos Municipal School District No. 1 GO, 5.00% due 9/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	520,000	593,341

Town of Silver City, 2.00% due 12/1/2018 (Joint Utility System Improvement; Insured: BAM)	AA/NR	260,000	262,785

Town of Silver City, 2.00% due 12/1/2019 (Joint Utility System Improvement; Insured: BAM)	AA/NR	265,000	268,148

Town of Silver City, 4.00% due 6/1/2029 (Public Facility Capital Projects)	A+/NR	1,000,000	1,034,450

Town of Silver City, 4.25% due 6/1/2032 (Public Facility Capital Projects)	A+/NR	1,050,000	1,087,622

Village of Los Ranchos de Albuquerque, 4.50% due 9/1/2040 (Albuquerque Academy)	A/NR	3,000,000	3,115,980

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029 (Diageo Project)	NR/B2	2,500,000	2,404,325

Zuni Public School District, 5.00% due 8/1/2028 (Teacher Housing Projects)	A/NR	1,600,000	1,776,016

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

TOTAL INVESTMENTS — 98.75%(Cost $ 192,339,069)			$198,501,127

OTHER ASSETS LESS LIABILITIES — 1.25%			2,513,647

NET ASSETS — 100.00%			$201,014,774

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	When-issued security.

b	Segregated as collateral for a when-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

ETM	Escrowed to Maturity

FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Collateralized by Federal National Mortgage Association

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

GRT	Gross Receipts Tax

Natl-Re	Insured by National Public Finance Guarantee Corp.

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2016 (Unaudited)

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$198,501,127	$-	$198,501,127	$-

Total Investments in Securities	$198,501,127	$-	$198,501,127	$-

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2016 (Unaudited)

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$192,339,069

Gross unrealized appreciation on a tax basis	$7,049,901
Gross unrealized depreciation on a tax basis	(887,843)

Net unrealized appreciation (depreciation) on investments (tax basis)	$6,162,058

7

SCHEDULE OF INVESTMENTS

Thornburg New York Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 8/1/2023 (City Budget Financial Management)	AA/Aa2	$1,000,000	$1,167,450

City of New York GO, 5.00% due 8/1/2025 (City Budget Financial Management)	AA/Aa2	400,000	408,968

City of New York GO, 5.00% due 8/1/2030 (City Budget Financial Management)	AA/Aa2	1,000,000	1,143,540

City of New York GO, 0.76% due 4/1/2042 put 1/3/2017 (City Budget Financial Management; LOC: Mizuho Bank, Ltd.) (daily demand notes)	AA+/Aa1	800,000	800,000

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,000,000	1,141,370

Dutchess County Local Development Corp., 5.00% due 7/1/2021 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	535,000	587,890

Dutchess County Local Development Corp., 5.00% due 7/1/2022 (Health Quest Systems, Inc.; Insured: AGM)	AA/A2	510,000	559,067

Erie County Industrial Development Agency, 5.25% due 5/1/2025 pre-refunded 5/1/2019 (Buffalo City School District)	AA/Aa2	1,000,000	1,088,900

Government of Guam, 5.375% due 12/1/2024 pre-refunded 12/1/2019 (Layon Solid Waste Disposal Facility)	BBB+/NR	1,000,000	1,105,420

Government of Guam, 5.00% due 11/15/2033 (Various Capital Projects)	A/NR	2,000,000	2,140,380

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Baa2	500,000	547,390

Hempstead Town Local Development Corp., 5.00% due 7/1/2028 (Hofstra University)	A/A2	500,000	549,345

Long Island Power Authority, 5.25% due 9/1/2029 (Electric System Capital Improvements)	AA/A3	645,000	769,659

Metropolitan Transportation Authority, 6.25% due 11/15/2023 pre-refunded 11/15/2018	NR/NR	10,000	10,927

Metropolitan Transportation Authority, 6.25% due 11/15/2023 pre-refunded 11/15/2018	NR/NR	800,000	874,160

Metropolitan Transportation Authority, 6.25% due 11/15/2023	AA-/A1	190,000	207,474

Monroe County Industrial Development Corp., 5.00% due 1/15/2028 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	250,000	282,323

Monroe County Industrial Development Corp., 5.00% due 1/15/2029 (Monroe Community College Association, Inc.; Insured: AGM)	AA/A2	300,000	337,182

Nassau County IDA, 4.75% due 3/1/2026 pre-refunded 3/1/2020 (New York Institute of Technology)	BBB+/Baa2	1,000,000	1,095,120

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2021 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	275,000	315,103

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2028 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	400,000	470,604

Nassau County Sewer & Storm Water Finance Authority, 5.00% due 10/1/2031 (Sewerage and Storm Water Resource Facilities)	AAA/Aa3	1,000,000	1,160,640

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	770,000	849,295

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2025 (Healthcare Facilities Improvements)	A+/Aa3	1,000,000	1,088,080

New York City Municipal Water Finance Authority, 0.73% due 6/15/2032 put 1/3/2017 (Water and Sewer System; SPA: State Street Bank & Trust Co.) (daily demand notes)	AA+/Aa1	1,200,000	1,200,000

New York City Transitional Finance Authority, 5.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA/Aa2	1,000,000	1,068,570

New York City Trust for Cultural Resources, 5.25% due 12/1/2018 (Lincoln Center for the Performing Arts) (ETM)	A+/A2	175,000	188,332

New York Municipal Bond Bank Agency, 5.00% due 4/15/2018 (Insured: AGM)	AA/A2	1,000,000	1,046,270

New York State Dormitory Authority, 5.00% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	680,000	703,875

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.25% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA/Aa3	$775,000	$827,367

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa2	1,175,000	1,291,160

New York State Dormitory Authority, 5.25% due 7/1/2022 (St. John’s University; Insured: Natl-Re)	AA-/A3	1,000,000	1,164,890

New York State Dormitory Authority, 5.00% due 1/15/2023 (Municipal Health Facilities)	AA-/Aa3	1,000,000	1,037,910

New York State Dormitory Authority, 5.00% due 10/1/2023 pre-refunded 10/1/2017 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/A2	400,000	412,192

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program) (State Aid Withholding)	AA-/NR	575,000	673,532

New York State Dormitory Authority, 5.00% due 7/1/2024 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	1,000,000	1,002,110

New York State Dormitory Authority, 5.00% due 7/1/2024 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,540,000	1,626,702

New York State Dormitory Authority, 5.00% due 10/1/2024 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA/Aa3	1,000,000	1,125,420

New York State Dormitory Authority, 5.00% due 7/1/2025 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,105,000	1,161,454

New York State Dormitory Authority, 5.00% due 7/1/2027 (Interagency Council Pooled Loan Program)	NR/Aa2	1,000,000	1,123,440

New York State Dormitory Authority, 5.00% due 7/1/2027 (Columbia University Teachers College)	A+/A1	750,000	837,255

New York State Dormitory Authority, 5.25% due 7/1/2027 (Health Quest Systems; Insured: AGM)	AA/A3	500,000	509,675

New York State Dormitory Authority, 5.00% due 12/15/2027 (Metropolitan Transportation Authority & State Urban Development Corp.)	AAA/Aa1	2,500,000	2,877,075

New York State Dormitory Authority, 5.00% due 10/1/2028 (School District Financing Program; Insured: AGM)	AA/NR	200,000	233,116

New York State Dormitory Authority, 5.25% due 5/1/2030 pre-refunded 5/1/2019 (North Shore Long Island Jewish Medical)	A-/A3	1,000,000	1,089,140

New York State Thruway Authority, 5.00% due 5/1/2019 (New NY Bridge)	A-/A3	2,000,000	2,156,720

New York State Thruway Authority, 5.00% due 4/1/2022 pre-refunded 10/01/17 (Multi-Year Highway and Bridge Capital Program)	AA/NR	1,000,000	1,030,480

New York State Urban Development Corp., 5.25% due 1/1/2021	AA/NR	1,000,000	1,074,130

New York Transportation Development Corp., 5.00% due 7/1/2034 (LaGuardia Airport Terminal Redevelopment) (AMT)	NR/Baa3	250,000	270,443

Onondaga Civic Development Corp., 5.00% due 7/1/2021 (Le Moyne College)	NR/Baa2	1,000,000	1,078,810

Onondaga Civic Development Corp., 5.50% due 12/1/2031 (State University of New York Upstate Medical University)	A+/NR	1,000,000	1,137,410

Port Authority New York & New Jersey, 5.00% due 8/15/2022 (Insured: AGM)	AA/Aa3	1,000,000	1,025,540

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2029 (New York Local Government Assistance Corp.)	AAA/Aa1	250,000	295,012

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2030 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,175,960

Sales Tax Asset Receivable Corp., 5.00% due 10/15/2031 (New York Local Government Assistance Corp.)	AAA/Aa1	1,000,000	1,172,100

Syracuse Industrial Development Agency, 5.25% due 5/1/2026 (Syracuse City School District)	AA/Aa2	2,150,000	2,424,189

Town of Amherst Development Corp., 5.00% due 10/1/2020 (University at Buffalo Foundation Facility-Student Housing; Insured: AGM)	AA/A2	1,000,000	1,101,620

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2025 pre-refunded 11/15/2017 (MTA Bridges and Tunnels)	AA-/Aa3	$1,410,000	$1,459,406

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2028 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,160,640

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2029 (MTA Bridges and Tunnels)	AA-/Aa3	1,000,000	1,153,300

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza)	NR/A1	230,000	249,051

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza)	NR/A1	710,000	763,733

Utility Debt Securitization Authority, 5.00% due 12/15/2029 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,172,140

Utility Debt Securitization Authority, 5.00% due 12/15/2030 (Long Island Power Authority-Electric Service)	AAA/Aaa	1,000,000	1,169,180

West Seneca Central School District GO, 5.00% due 11/15/2023 (Facilities Improvements; Insured: BAM) (State Aid Withholding)	AA/A2	1,300,000	1,525,160

TOTAL INVESTMENTS — 99.82% (Cost $ 59,429,661)			$62,494,796

OTHER ASSETS LESS LIABILITIES — 0.18%			110,419

NET ASSETS — 100.00%			$62,605,215

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

BAM	Insured by Build America Mutual Insurance Co.

ETM	Escrowed to Maturity

GO	General Obligation

IDA	Industrial Development Authority

Natl-Re	Insured by National Public Finance Guarantee Corp.

SONYMA	State of New York Mortgage Authority

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg New York Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”) shares.

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2016 (Unaudited)

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2016 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$62,494,796	$-	$62,494,796	$-

Total Investments in Securities	$62,494,796	$-	$62,494,796	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$59,429,661

Gross unrealized appreciation on a tax basis	$3,120,402
Gross unrealized depreciation on a tax basis	(55,267)

Net unrealized appreciation (depreciation) on investments (tax basis)	$3,065,135

5

SCHEDULE OF INVESTMENTS

Thornburg Limited Term U.S. Government Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	U.S. TREASURY SECURITIES — 24.79%
[a]	BAMLL-DB Trust, Series 2012-OSI Class C, 5.81%, 4/13/2029	$800,000	$805,457
[a]	BAMLL-DB Trust, Series 2012-OSI Class D, 6.786%, 4/13/2029	3,150,000	3,176,677
	United States Treasury Notes, 4.625%, 2/15/2017	4,000,000	4,018,672
	United States Treasury Notes, 2.25%, 11/30/2017	7,500,000	7,590,564
	United States Treasury Notes, 2.625%, 1/31/2018	6,700,000	6,818,133
	United States Treasury Notes, 0.75%, 4/30/2018	4,750,000	4,734,275
	United States Treasury Notes, 1.125%, 6/15/2018	4,000,000	4,004,238
	United States Treasury Notes, 3.625%, 2/15/2020	1,000,000	1,063,897
	United States Treasury Notes, 1.375%, 2/29/2020	2,500,000	2,487,695
	United States Treasury Notes, 1.625%, 6/30/2020	4,000,000	4,001,328
	United States Treasury Notes, 0.125%, 4/15/2021	2,957,652	2,975,589
	United States Treasury Notes, 2.25%, 4/30/2021	6,000,000	6,104,824
	United States Treasury Notes, 2.25%, 11/15/2024	1,500,000	1,491,035
	United States Treasury Notes, 1.50%, 8/15/2026	1,500,000	1,379,824
	United States Treasury Notes Inflationary Index, 0.125%, 4/15/2020	3,086,248	3,118,557
	United States Treasury Notes Inflationary Index, 0.625%, 7/15/2021	2,681,200	2,766,873
	United States Treasury Notes Inflationary Index, 0.125%, 7/15/2022	5,255,600	5,270,330
	United States Treasury Notes Inflationary Index, 0.125%, 1/15/2023	2,618,025	2,599,643
	United States Treasury Notes Inflationary Index, 0.375%, 7/15/2025	5,860,918	5,828,923
	United States Treasury Notes Inflationary Index, 0.625%, 1/15/2026	3,204,464	3,232,377
	United States Treasury Notes Inflationary Index, 0.125%, 7/15/2026	1,512,630	1,463,041

	TOTAL U.S. TREASURY SECURITIES (Cost $74,946,608)		74,931,952

	U.S. GOVERNMENT AGENCIES — 20.02%
	Federal Home Loan Bank, 5.00%, 12/8/2017	3,000,000	3,111,173
	Federal Home Loan Mtg Corp., 4.875%, 6/13/2018	3,000,000	3,161,902
	Federal National Mtg Assoc., 1.875%, 12/28/2020	2,000,000	2,007,485
[b]	HNA Group 2015 LLC, (Guaranty: Export-Import Bank of the United States), 2.291%, 6/30/2027	2,774,633	2,777,407
	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022	461,451	463,869
	New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019	1,286,774	1,361,165
[c]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.23%, 4/15/2025	2,975,000	2,934,671
[c]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70%, 12/20/2022	3,135,000	3,087,019
[c]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 2.46%, 12/15/2025	2,250,000	2,253,053
	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45%, 9/15/2017	3,000,000	3,090,348
[c]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.512%, 1/15/2026	3,325,000	3,340,215
[c]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.06%, 1/15/2026	3,325,000	3,276,069

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

[c]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 1.87%, 1/15/2026	$2,250,000	$2,198,653
	Small Business Administration Participation Certificates, Series 2001-20D Class 1, 6.35%, 4/1/2021	549,812	583,797
	Small Business Administration Participation Certificates, Series 2001-20F Class 1, 6.44%, 6/1/2021	408,453	430,704
	Small Business Administration Participation Certificates, Series 2002-20A Class 1, 6.14%, 1/1/2022	323,854	344,327
	Small Business Administration Participation Certificates, Series 2002-20K Class 1, 5.08%, 11/1/2022	275,809	291,131
	Small Business Administration Participation Certificates, Series 2005-20H Class 1, 5.11%, 8/1/2025	262,353	279,973
	Small Business Administration Participation Certificates, Series 2007-20D Class 1, 5.32%, 4/1/2027	642,750	693,186
	Small Business Administration Participation Certificates, Series 2007-20F Class 1, 5.71%, 6/1/2027	367,976	404,776
	Small Business Administration Participation Certificates, Series 2007-20I Class 1, 5.56%, 9/1/2027	1,307,618	1,430,963
	Small Business Administration Participation Certificates, Series 2007-20K Class 1, 5.51%, 11/1/2027	783,808	855,923
	Small Business Administration Participation Certificates, Series 2008-20G Class 1, 5.87%, 7/1/2028	2,273,489	2,520,275
	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74%, 7/1/2031	2,276,511	2,376,501
	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87%, 11/1/2031	2,470,201	2,508,057
	Small Business Administration Participation Certificates, Series 2015-20G Class 1, 2.88%, 7/1/2035	2,382,924	2,396,686
	Small Business Administration Participation Certificates, Series 2015-20I Class 1, 2.82%, 9/1/2035	2,624,119	2,623,175
	Ulani MSN 35940 LLC, (Guaranty: Export-Import Bank of the United States), 2.227%, 5/16/2025	3,541,667	3,522,574
	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.87%, 6/28/2024	1,957,172	1,925,634
[c]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.427%, 6/26/2024	4,331,489	4,265,836

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $60,206,398)		60,516,547

	MORTGAGE BACKED — 50.38%
	Federal Home Loan Mtg Corp. Multi-Family Structured Pass Through, Series KLH3 Class A Floating Rate Note, 1.324%, 11/25/2022	3,200,000	3,201,813
	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2016-SC01 Class 2A, 3.50%, 7/25/2046	2,410,786	2,333,892
	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2016-SC02 Class 2A, 3.50%, 10/25/2046	1,980,000	2,010,496
	Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022	129,321	138,392
	Federal Home Loan Mtg Corp., CMO Series 2420 Class MC, 6.00%, 2/15/2017	1,773	1,776
	Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017	53,891	54,515
	Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017	53,832	54,579
	Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018	45,889	46,528
	Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018	220,565	223,747

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2016 (Unaudited)

	Shares/ Principal Amount	Value

Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018	$133,023	$135,154
Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033	38,937	39,655
Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018	72,540	73,982
Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019	21,759	22,401
Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019	274,644	278,243
Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022	698,692	722,087
Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00%, 10/15/2021	3,444	3,443
Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020	461,714	473,228
Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036	526,528	555,105
Federal Home Loan Mtg Corp., CMO Series 3867 Class VA, 4.50%, 3/15/2024	1,811,920	1,944,118
Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041	1,014,956	1,009,071
Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023	2,237,786	2,325,140
Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75%, 5/15/2039	2,133,656	2,057,724
Federal Home Loan Mtg Corp., CMO Series 4105 Class FG, 1.104%, 9/15/2042	2,171,074	2,152,108
Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50%, 10/15/2027	2,625,301	2,540,844
Federal Home Loan Mtg Corp., CMO Series 4120 Class UE, 2.00%, 10/15/2027	2,664,756	2,617,988
Federal Home Loan Mtg Corp., CMO Series K018 Class A1, 1.781%, 10/25/2020	1,271,311	1,268,960
Federal Home Loan Mtg Corp., CMO Series K035 Class A1, 2.615%, 3/25/2023	2,981,080	3,032,353
Federal Home Loan Mtg Corp., CMO Series K037 Class A1, 2.592%, 4/25/2023	1,652,055	1,681,312
Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604%, 10/25/2023	5,090,402	5,173,341
Federal Home Loan Mtg Corp., CMO Series K042 Class A1, 2.267%, 6/25/2024	2,205,386	2,192,005
Federal Home Loan Mtg Corp., CMO Series K709 Class A2, 2.086%, 3/25/2019	3,000,000	3,023,153
Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413%, 8/25/2047	1,524,147	1,544,991
Federal Home Loan Mtg Corp., CMO Series KF15 Class A, 1.426%, 2/25/2023	2,998,926	3,001,517
Federal Home Loan Mtg Corp., CMO Series KLH1 Class A, 1.324%, 11/25/2022	2,000,000	2,001,222
Federal Home Loan Mtg Corp., CMO Series KP02 Class A2, 2.355%, 4/25/2021	3,000,000	3,020,812
Federal Home Loan Mtg Corp., CMO Series KS03 Class A2, 2.79%, 6/25/2022	2,500,000	2,498,182
Federal Home Loan Mtg Corp., CMO Series SC02 Class 2A, 3.50%, 9/25/2045	1,997,640	2,002,924
Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027	2,138,262	2,208,174
Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019	122,166	127,572
Federal Home Loan Mtg Corp., Pool D98887, 3.50%, 1/1/2032	1,160,746	1,212,480
Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018	131,093	134,048
Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019	193,616	198,840
Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020	56,889	58,615
Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025	486,645	520,226
Federal Home Loan Mtg Corp., Pool G18435, 2.50%, 5/1/2027	2,521,729	2,566,253
Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024	490,810	520,569
Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025	856,212	896,514
Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026	897,326	938,723
Federal Home Loan Mtg Corp., Pool T61943, 3.50%, 8/1/2045	983,116	995,366

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2016 (Unaudited)

	Shares/ Principal Amount	Value

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50%, 10/15/2023	$1,959,379	$2,035,088
Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%, 3/25/2023	16,018	17,130
Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%, 3/25/2018	36,034	36,547
Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%, 2/25/2018	97,536	99,039
Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%, 2/25/2018	43,561	44,186
Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 0.903%, 3/25/2039	446,840	386,117
Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00%, 2/25/2024	1,006	1,005
Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%, 7/25/2024	170,504	174,355
Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%, 8/25/2019	65,639	66,765
Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%, 8/25/2019	101,420	103,339
Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00%, 12/25/2022	1,144,248	1,145,659
Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%, 1/25/2023	1,367,492	1,374,923
Federal National Mtg Assoc., CMO Series 2011-118 Class V, 4.00%, 10/25/2029	42,232	42,219
Federal National Mtg Assoc., CMO Series 2011-124 Class QA, 2.00%, 12/25/2041	592,193	591,885
Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%, 3/25/2024	2,481,925	2,582,566
Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%, 7/25/2024	2,519,015	2,595,276
Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%, 8/25/2026	4,552,533	4,524,135
Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%, 11/25/2022	1,351,110	1,384,571
Federal National Mtg Assoc., CMO Series 2012-20 Class VT, 3.50%, 3/25/2025	3,392,637	3,538,195
Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%, 6/25/2023	2,503,275	2,604,310
Federal National Mtg Assoc., CMO Series 2013-81 Class FW Floating Rate Note, 1.056%, 1/25/2043	3,368,418	3,342,350
Federal National Mtg Assoc., CMO Series 2013-92 Class FA, 1.306%, 9/25/2043	2,355,844	2,345,334
Federal National Mtg Assoc., CMO Series 2015-AB5 Class A10, 3.15%, 9/25/2035	2,455,849	2,443,324
Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017	132	133
Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022	24,886	26,998
Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024	57,126	63,632
Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018	6,957	7,857
Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017	388	397
Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018	82,497	85,049
Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023	183,628	192,928
Federal National Mtg Assoc., Pool 895572, 3.07%, 6/1/2036	268,480	284,593
Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019	196,069	201,382
Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024	485,911	512,112
Federal National Mtg Assoc., Pool AB7997, 2.50%, 2/1/2023	881,024	904,564
Federal National Mtg Assoc., Pool AB8447, 2.50%, 2/1/2028	2,107,231	2,141,803
Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025	783,998	827,608
Federal National Mtg Assoc., Pool AE0704, 4.00%, 1/1/2026	3,067,959	3,238,614
Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026	2,193,986	2,295,972
Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027	2,058,280	2,131,043
Federal National Mtg Assoc., Pool AU2669, 2.50%, 10/1/2028	2,123,498	2,149,047

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2016 (Unaudited)

	Shares/ Principal Amount	Value

Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019	$132,860	$136,971
Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019	101,911	104,673
Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019	86,932	89,358
Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020	232,976	240,184
Federal National Mtg Assoc., Pool MA1582, 3.50%, 9/1/2043	4,861,875	5,002,603
Federal National Mtg Assoc., Pool MA1585, 2.00%, 9/1/2023	2,163,803	2,186,709
Federal National Mtg Assoc., Pool MA1625, 3.00%, 10/1/2023	2,360,450	2,424,717
Federal National Mtg Assoc., Pool MA2322, 2.50%, 7/1/2025	1,869,668	1,913,780
Federal National Mtg Assoc., Pool MA2353, 3.00%, 8/1/2035	2,773,776	2,818,091
Federal National Mtg Assoc., Pool MA2480, 4.00%, 12/1/2035	3,001,255	3,192,233
Federal National Mtg Assoc., Pool MA2499, 2.50%, 1/1/2026	3,016,931	3,080,569
Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%, 1/20/2022	518,076	548,565
Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019	101,204	104,587
Government National Mtg Assoc., Pool 714631, 5.728%, 10/20/2059	352,366	361,185
Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061	2,930,407	3,042,466
Government National Mtg Assoc., Pool 751388, 5.306%, 1/20/2061	2,104,519	2,234,316
Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061	4,600,621	4,988,139
Government National Mtg Assoc., Pool 757313, 4.30%, 12/20/2060	2,735,037	2,799,816
Government National Mtg Assoc., Pool 894205, 2.125%, 8/20/2039	362,765	374,046
Government National Mtg Assoc., Pool MA0100, 2.50%, 5/20/2042	1,284,737	1,319,238
Government National Mtg Assoc., Pool MA0907, 2.00%, 4/20/2028	3,009,941	2,952,564

TOTAL MORTGAGE BACKED (Cost $153,197,820)		152,291,041

SHORT TERM INVESTMENTS — 3.64%
Bank of New York Tri-Party Repurchase Agreement 0.78% dated 12/30/2016 due 1/3/2017, repurchase price $11,000,953 collateralized by 7 U.S. Government debt securities, having an average coupon of 1.64%, a minimum credit rating of BBB-, maturity dates from 10/25/2028 to 4/20/2046, and having an aggregate market value of $11,217,424 at 12/30/2016	11,000,000	11,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $11,000,000)		11,000,000

TOTAL INVESTMENTS — 98.83% (Cost $299,350,826)		$298,739,540

OTHER ASSETS LESS LIABILITIES — 1.17%		3,533,865

NET ASSETS — 100.00%		$302,273,405

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2016, the aggregate value of these securities in the Fund’s portfolio was $3,982,134, representing 1.32% of the Fund’s net assets.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2016 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

REMIC	Real Estate Mortgage Investment Conduit

VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2016 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$74,931,952	$70,949,818	$3,982,134	$-
U.S. Government Agencies	60,516,547	-	57,739,140	2,777,407
Mortgage Backed	152,291,041	-	152,291,041	-
Short Term Investments	11,000,000	-	11,000,000	-

Total Investments in Securities	$298,739,540	$70,949,818	$225,012,315	$2,777,407

(a) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, a portfolio security characterized as a Level 3 investment was fair valued by the Committee using a yield of 2.29% based upon a third party projection of discounted cash flows.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2016.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2016 (Unaudited)

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2016 is as follows:

	U.S. Government Agencies	Total(a)
Beginning Balance 9/30/2016	$2,863,421	$2,863,421
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	–	–
Gross Purchases	–	–
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)	(86,014)	(86,014)
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 12/31/2016	$2,777,407	$2,777,407

(a) Level 3 investments represent 0.92% of total net assets at the period ended December 31, 2016. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$299,358,745

Gross unrealized appreciation on a tax basis	$1,910,082
Gross unrealized depreciation on a tax basis	(2,529,287)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(619,205)

8

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 14.28%

	United States Treasury Notes, 0.875% due 6/15/2017	NR/Aaa	$100,000	$100,102

	United States Treasury Notes, 0.875% due 7/15/2017	NR/Aaa	500,000	500,493

	United States Treasury Notes, 0.50% due 7/31/2017	NR/Aaa	700,000	699,255

	United States Treasury Notes, 0.625% due 8/31/2017	NR/Aaa	200,000	199,805

	United States Treasury Notes, 0.75% due 12/31/2017	NR/Aaa	800,000	798,621

	United States Treasury Notes, 0.125% due 4/15/2019	NR/Aaa	232,106	234,952

	United States Treasury Notes, 0.125% due 4/15/2021	NR/Aaa	356,958	359,123

	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	NR/Aaa	387,071	391,123

	United States Treasury Notes Inflationary Index, 0.375% due 7/15/2025	NR/Aaa	305,787	304,118

	TOTAL U.S. TREASURY SECURITIES (Cost $3,580,681)			3,587,592

	U.S. GOVERNMENT AGENCIES — 3.07%

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	62,417	62,282

[a]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	250,000	248,890

[a]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.23% due 4/15/2025	NR/NR	85,000	83,848

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	60,000	59,082

[a]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 1.87% due 1/15/2026	NR/NR	125,000	122,147

	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	NR/NR	32,077	34,427

[a]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.427% due 6/26/2024	NR/NR	164,695	162,199

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $778,617)			772,875

	MORTGAGE BACKED — 3.16%

	Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 8/25/2047	NR/Aaa	76,207	77,249

	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K710 Class A2, 1.883% due 5/25/2019	NR/NR	275,000	275,870

	Federal Home Loan Mtg Corp., Pool G15523, 2.50% due 8/1/2025	NR/NR	159,093	162,101

	Federal Home Loan Mtg Corp., Series 2586 Class AF, 5.00% due 3/15/2018	NR/NR	172,631	175,436

	Federal National Mtg Assoc. Pool AS3705, 2.50% due 11/1/2024	NR/NR	100,202	102,566

	TOTAL MORTGAGE BACKED (Cost $795,967)			793,222

	ASSET BACKED SECURITIES — 30.21%
	ADVANCE RECEIVABLES — 0.89%

[b]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575% due 10/15/2049	AAA/NR	100,000	98,814

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	SPS Servicer Advance Receivables Trust, Series 2015-T3 Class AT3, 2.92% due 7/15/2047	NR/NR	$125,000	$125,099

				223,913

	AUTO RECEIVABLES — 5.92%

	Ally Auto Receivables Trust, Series 15-1 Class A3, 1.39% due 9/16/2019	AAA/Aaa	150,000	150,011

	Ally Auto Receivables Trust, Series 15-2 Class A3, 1.49% due 11/15/2019	AAA/Aaa	100,000	100,155

[b]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	100,000	100,092

	Capital Auto Receivables Asset Trust, Series 2016-3 Class A2A, 1.36% due 4/22/2019	AAA/Aaa	100,000	99,906

[b]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	NR/Aaa	200,000	199,663

[b]	Chrysler Capital Auto Receivables Trust, Series 2013-BA Class A4, 1.27% due 3/15/2019	AAA/Aaa	110,488	110,509

[b]	Drive Auto Receivables Trust, Series 2016-BA Class A2, 1.38% due 8/15/2018	AAA/Aaa	68,610	68,608

[b]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	100,000	100,120

[b]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	A/NR	98,562	98,205

[b]	GM Financial Automobile Leasing Trust, Series 2014-2A Class A4, 1.62% due 2/20/2018	NR/Aaa	100,000	100,138

[b]	Hertz Vehicle Financing, LLC, Series 2013-1A Class A2, 1.83% due 8/25/2019	NR/Aaa	125,000	124,010

	Nissan Auto Receivables Owner Trust, Series 2016-B Class A2B Floating Rate Note, 1.004% due 4/15/2019	NR/Aaa	100,000	100,082

[b]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AA+/Aaa	67,884	67,487

[b,c]	OSCAR US Funding Trust, Series 2016-2A Class A3, 2.73% due 12/15/2020	AAA/Aaa	70,000	69,650

				1,488,636

	COMMERCIAL MTG TRUST — 4.74%

[b]	BAMLL-DB Trust, Series 2012-OSI Class A2FX, 3.352% due 4/13/2029	NR/Aaa	399,814	400,735

[b]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	AAA/NR	100,000	101,469

	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	NR/Aaa	118,135	118,072

[b]	DBUBS Mortgage Trust CMO, Series 2011-LC2A Class A1FL, 2.014% due 7/12/2044	NR/Aaa	43,453	43,719

[b]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 3.531% due 12/25/2045	NR/Baa3	19,945	20,278

[b]	GAHR Commercial Mortgage Trust, Series 2015-NRF Class BFX, 3.382% due 12/15/2034	AA-/NR	100,000	101,506

[b]	JPMorgan Chase Commercial Mortgage, Series 2014-BXH Class A Floating Rate Note, 1.604% due 4/15/2027	AAA/NR	92,075	90,271

	Morgan Stanley BAML Trust, Series 2012-C6 Class A2, 1.868% due 11/15/2045	NR/Aaa	75,727	75,869

[b]	Morgan Stanley Re-REMIC Trust, Series 2009-GG10 Class A4A, 5.793% due 8/12/2045	NR/Aaa	133,246	133,853

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	WFRBS Commercial Mortgage Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	$104,925	$104,194

				1,189,966

	CREDIT CARD — 3.55%

	Barclays Dryrock Issuance Trust, Series 2015-4 Class A, 1.72% due 8/16/2021	AAA/NR	100,000	100,083

	Barclays Dryrock Issuance Trust, Series 2016-1 Class A, 1.52% due 5/16/2022	AAA/NR	135,000	133,765

[b]	Cabela’s Master Credit Card Trust, Series 2013-2A Class A1, 2.17% due 8/16/2021	AAA/NR	150,000	150,969

	Cabela’s Master Credit Card Trust, Series 2015-1A Class A2 Floating Rate Note, 1.244% due 3/15/2023	AAA/NR	75,000	75,000

	Capital One Multi-Asset Execution Trust, Series 2016-A1 Class A1 Floating Rate Note, 1.154% due 2/15/2022	AAA/NR	230,000	230,842

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	100,000	100,171

	Synchrony Credit Card Master Note Trust, Series 2016-1 Class A, 2.04% due 3/15/2022	NR/Aaa	100,000	100,268

				891,098

	OTHER ASSET BACKED — 10.46%

[b]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	29,556	28,724

[b]	AMSR Trust, Series 2016-SFR1 Class A Floating Rate Note, 2.136% due 11/17/2033	NR/Aaa	100,000	100,000

[b]	Ascentium Equipment Receivables, LLC, Series 2015-1A Class B, 2.26% due 6/10/2021	NR/Aaa	50,000	50,028

[b]	BAMLL-DB Trust, Series 2012-OSI Class A, 2.343% due 4/13/2029	NR/Aaa	62,259	62,249

[b]	BCC Funding Corp., Series 2016-1 Class A1, 1.10% due 9/20/2017	NR/NR	91,482	91,257

[b]	CLI Funding, LLC, Series 2014-1A Class A, 3.29% due 6/18/2029	A/NR	74,704	71,253

[b]	Dell Equipment Finance Trust, Series 2015-2 Class A3, 1.72% due 9/22/2020	AAA/Aaa	125,000	125,129

[b]	Dell Equipment Finance Trust, Series 2016-1 Class A3, 1.65% due 7/22/2021	AAA/Aaa	200,000	199,686

[b]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54% due 5/20/2027	A+/NR	122,854	122,609

[b]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216% due 1/25/2042	BBB+/Baa1	145,500	148,166

[b]	Engs Commercial Finance Trust, Series 2016-1A Class A1, 1.25% due 11/22/2017	NR/NR	78,027	78,027

[b]	Enterprise Fleet Financing LLC, Series 2016-2 Class A1, 0.85% due 7/20/2017	A-1+/NR	86,967	86,816

	GE Dealer Floorplan Master Note Trust, Series 2012-2 Class A Floating Rate Note, 1.489% due 4/22/2019	NR/Aaa	100,000	100,178

[b]	GTP Acquisition Partners I, LLC, Series 2015-1 Class A, 2.35% due 6/15/2045	NR/Aaa	100,000	97,454

	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	AAA/Aaa	100,000	99,739

[b]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1 Floating Rate Note, 1.764% due 4/10/2030	NR/Aaa	200,000	200,227

	MVW Owner Trust, Series 2013-1X Class A, 2.15% due 4/22/2030	A+/NR	34,780	34,451

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Navistar Financial Dealer Note Master Owner Trust II, Series 2015-1 Class A Floating Rate Note, 2.156% due 6/25/2020	NR/Aaa	$71,000	$71,068

[b]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21% due 5/17/2020	BBB+/ NR	100,000	98,733

[b]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	A+/NR	100,000	101,905

[b]	PFS Financing Corp., Series 2015-AA Class A Floating Rate Note, 1.324% due 4/15/2020	AAA/Aaa	100,000	99,787

[b]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 5/15/2029	AAA/NR	26,759	26,579

[b]	SBA Tower Trust, Series 2012-1 Class C, 2.933% due 12/9/2042	NR/A2	100,000	100,104

[b]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	100,000	100,759

[b]	Sierra Receivables Funding Co., LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	14,728	14,729

[b]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	22,952	22,722

[b]	Sierra Receivables Funding Co., LLC, Series 2015-1A Class A, 2.40% due 3/22/2032	A/NR	118,471	118,234

[b]	Sierra Receivables Funding Co., LLC, Series 2015-3A Class A, 2.58% due 9/20/2032	A/NR	50,730	50,044

[b]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	NR/NR	127,118	126,289

				2,626,946

	RESIDENTIAL MTG TRUST — 1.00%

[b]	B2R Mortgage Trust, Series 2015-2 Class A, 3.336% due 11/15/2048	NR/NR	97,030	96,759

[b]	Nationstar HECM Loan Trust, Series 16-1A Class A, 2.981% due 2/25/2026	NR/Aaa	55,228	55,144

[b]	Towd Point Mortgage Trust, Series 2016-5 Class A1, 2.50% due 10/25/2056	NR/Aaa	100,000	99,537

				251,440

	STUDENT LOAN — 3.65%

[b]	Navient Student Loan Trust, Series 2015-AA Class A1, 1.204% due 12/15/2021	NR/Aaa	13,823	13,816

[b]	Navient Student Loan Trust, Series 2016-6A Class A2 Floating Rate Note, 1.506% due 3/25/2066	AAA/Aaa	100,000	100,001

[b]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 2.37% due 12/26/2040	NR/NR	150,000	149,955

[b]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 1.306% due 5/25/2057	AA+/NR	53,401	52,767

[b]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 3.204% due 1/15/2043	AAA/Aaa	100,000	102,683

	SLM Student Loan Trust, Series 2013-4 Class A Floating Rate Note, 1.306% due 6/25/2027	NR/Baa3	59,945	58,290

	SLM Student Loan Trust, Series 2013-6 Class A2 Floating Rate Note, 1.256% due 2/25/2021	NR/Aaa	94,792	94,845

[b]	SLM Student Loan Trust, Series 2013-B Class A2B Floating Rate Note, 1.804% due 6/17/2030	AAA/NR	200,000	200,088

[b]	Social Professional Loan Program, LLC, Series 2014-A Class A1 Floating Rate Note, 2.184% due 6/25/2025	A/NR	102,445	104,471

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Social Professional Loan Program, LLC, Series 2014-B Class A2, 2.55% due 8/27/2029	A/A2	$41,134	$41,122

				918,038

	TOTAL ASSET BACKED SECURITIES (Cost $7,616,201)			7,590,037

	CORPORATE BONDS — 44.70%
	AUTOMOBILES & COMPONENTS — 1.39%

	Automobiles — 1.39%

[b]	Daimler Finance North America, LLC, 2.45% due 5/18/2020	A/A3	150,000	149,698

[b]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	50,000	49,991

[b]	Hyundai Capital America, 2.40% due 10/30/2018	A-/Baa1	50,000	50,208

[b]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A-/A3	100,000	100,287

				350,184

	BANKS — 3.93%

	Banks — 3.93%

	Bank of America Corp. Floating Rate Note, 1.92% due 1/15/2019	BBB+/Baa1	100,000	100,895

	Citigroup, Inc., 1.70% due 4/27/2018	BBB+/Baa1	75,000	74,835

	Citigroup, Inc., 2.50% due 7/29/2019	BBB+/Baa1	75,000	75,514

	Fifth Third Bank, 2.30% due 3/15/2019	A-/A3	200,000	201,349

	JPMorgan Chase & Co., 2.092% due 10/29/2020	A-/A3	125,000	127,262

[a]	Mitsubishi UFJ Financial Group, Inc. Floating Rate Note, 2.811% due 3/1/2021	A/A1	200,000	206,947

[a]	Santander UK plc Floating Rate Note, 2.439% due 3/14/2019	A/Aa3	100,000	101,313

	Wells Fargo & Co. Floating Rate Note, 1.958% due 12/7/2020	A/A2	100,000	100,695

				988,810

	CAPITAL GOODS — 1.20%

	Construction & Engineering — 0.40%

	URS Corp., 3.85% due 4/1/2017	BB-/NR	100,000	100,250

	Industrial Conglomerates — 0.40%

	Roper Technologies, Inc., 3.00% due 12/15/2020	BBB/Baa3	100,000	101,301

	Machinery — 0.40%

	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	A-/Baa2	100,000	100,857

				302,408

	COMMERCIAL & PROFESSIONAL SERVICES — 0.31%

	Professional Services — 0.31%

	Dun & Bradstreet, Inc., 4.00% due 6/15/2020	BBB-/NR	75,000	76,978

				76,978

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CONSUMER DURABLES & APPAREL — 0.49%

	Leisure Products — 0.49%

	Mattel, Inc., 2.35% due 8/15/2021	BBB/Baa1	$125,000	$122,007

				122,007

	CONSUMER SERVICES — 0.40%

	Diversified Consumer Services — 0.40%

	George Washington University, 4.411% due 9/15/2017	A+/A1	100,000	101,892

				101,892

	DIVERSIFIED FINANCIALS — 4.51%

	Capital Markets — 3.01%

[a]	Deutsche Bank AG, 2.95% due 8/20/2020	BBB+/Baa2	75,000	73,831

	Goldman Sachs Group, Inc. Floating Rate Note, 2.163% due 9/15/2020	BBB+/A3	100,000	100,932

	Goldman Sachs Group, Inc. Floating Rate Note, 1.902% due 10/23/2019	BBB+/A3	50,000	50,405

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	100,000	100,712

	Morgan Stanley, 2.80% due 6/16/2020	BBB+/A3	50,000	50,409

	Morgan Stanley Floating Rate Note, 2.026% due 1/27/2020	BBB+/A3	75,000	75,664

	State Street Corp. Floating Rate Note, 1.809% due 8/18/2020	A/A1	100,000	101,338

[a,b]	UBS AG Jersey Floating Rate Note, 2.437% due 9/24/2020	A-/Baa1	200,000	202,316

	Consumer Finance — 0.20%

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	50,000	50,648

	Diversified Financial Services — 1.30%

[b]	Athene Global Funding, 2.875% due 10/23/2018	A-/NR	75,000	74,972

	Intercontinental Exchange, Inc., 2.75% due 12/1/2020	A/A2	100,000	100,902

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	50,000	50,570

	S&P Global, Inc., 2.50% due 8/15/2018	NR/Baa1	50,000	50,418

	S&P Global, Inc., 3.30% due 8/14/2020	NR/Baa1	50,000	50,979

				1,134,096

	ENERGY — 2.69%

	Oil, Gas & Consumable Fuels — 2.69%

[b]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 1.636% due 5/1/2020	A-/A2	100,000	99,032

	Exxon Mobil Corp., 2.222% due 3/1/2021	AA+/Aaa	75,000	75,172

	Exxon Mobil Corp. Floating Rate Note, 1.711% due 3/1/2019	AA+/Aaa	75,000	75,998

	Exxon Mobil Corp. Floating Rate Note, 1.537% due 2/28/2018	AA+/Aaa	50,000	50,312

[b]	Kern River Funding Corp., 4.893% due 4/30/2018	A/A2	70,175	71,809

	Marathon Petroleum Corp., 2.70% due 12/14/2018	BBB/Baa2	100,000	101,331

[a]	Statoil ASA, 3.125% due 8/17/2017	A+/Aa3	200,000	202,277

				675,931

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	FOOD & STAPLES RETAILING — 0.18%

	Food & Staples Retailing — 0.18%

	Smith’s 1994-A3 Pass Through Trust, 9.20% due 7/2/2018	BBB/A2	$41,538	$44,139

				44,139

	FOOD, BEVERAGE & TOBACCO — 4.39%

	Beverages — 1.99%

	Anheuser-Busch InBev Finance Inc. Floating Rate Note, 2.146% due 2/1/2021	A-/A3	150,000	152,638

	Molson Coors Brewing Co., 2.10% due 7/15/2021	BBB-/Baa3	150,000	146,087

	PepsiCo, Inc. Floating Rate Note, 1.394% due 10/6/2021	A/A1	200,000	200,782

	Food Products — 2.00%

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	50,000	50,058

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	100,000	100,127

	Kraft Heinz Foods Co., 1.60% due 6/30/2017	BBB-/Baa3	250,000	250,200

	Mead Johnson Nutrition Co., 3.00% due 11/15/2020	BBB-/Baa1	100,000	101,253

	Tobacco — 0.40%

	Altria Group, Inc., 2.625% due 1/14/2020	A-/A3	100,000	101,139

				1,102,284

	HEALTH CARE EQUIPMENT & SERVICES — 3.39%

	Health Care Equipment & Supplies — 1.59%

	Abbott Laboratories, 2.35% due 11/22/2019	A+/Baa3	150,000	150,177

	Medtronic, Inc., 1.027% due 2/27/2017	A/A3	250,000	249,981

	Health Care Providers & Services — 1.80%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A-/A3	100,000	100,437

[b]	Roche Holding, Inc. Floating Rate Note, 1.338% due 9/30/2019	AA/A1	200,000	200,178

	UnitedHealth Group, Inc. Floating Rate Note, 1.33% due 1/17/2017	A+/A3	150,000	150,026

				850,799

	INSURANCE — 0.90%

	Insurance — 0.90%

[b]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	50,000	50,033

[b]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	50,000	50,200

[b]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A/A2	100,000	100,647

[b]	Reliance Standard Life Insurance Co., 3.05% due 1/20/2021	A/A2	25,000	25,199

				226,079

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	MATERIALS — 0.20%

	Chemicals — 0.20%

	Airgas, Inc., 3.05% due 8/1/2020	A-/A3	$50,000	$51,120

				51,120

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.68%

	Biotechnology — 0.40%

	Gilead Sciences, Inc., 2.55% due 9/1/2020	A/A3	100,000	101,054

	Pharmaceuticals — 3.28%

[a]	Actavis Funding SCS, 2.35% due 3/12/2018	BBB/Baa3	60,000	60,347

[a]	Actavis Funding SCS Floating Rate Note, 2.208% due 3/12/2020	BBB/Baa3	60,000	61,149

[b]	Bayer U.S. Finance, LLC, 1.50% due 10/6/2017	A-/A3	250,000	249,672

[b]	EMD Finance, LLC Floating Rate Note, 1.343% due 3/17/2017	A/Baa1	275,000	275,063

[a,b]	Mylan N.V., 3.00% due 12/15/2018	BBB-/Baa3	100,000	100,723

	Zoetis, Inc., 3.45% due 11/13/2020	BBB/Baa2	75,000	76,977

				924,985

	REAL ESTATE — 0.40%

	Equity Real Estate Investment Trusts — 0.40%

	Select Income REIT, 2.85% due 2/1/2018	BBB-/Baa2	100,000	100,427

				100,427

	SOFTWARE & SERVICES — 3.66%

	Information Technology Services — 1.61%

	Fidelity National Information Services, Inc., 2.85% due 10/15/2018	BBB/Baa3	150,000	152,609

	Fiserv, Inc., 2.70% due 6/1/2020	BBB/Baa2	100,000	100,483

	Total System Services, Inc., 2.375% due 6/1/2018	BBB-/Baa3	100,000	100,414

	Total System Services, Inc., 3.80% due 4/1/2021	BBB-/Baa3	50,000	51,607

	Internet Software & Services — 0.46%

	eBay, Inc., 2.50% due 3/9/2018	BBB+/Baa1	115,000	116,010

	Software — 1.59%

	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	100,000	101,101

	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	125,000	126,763

	Oracle Corp., 1.90% due 9/15/2021	AA-/A1	175,000	171,009

				919,996

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.82%

	Communications Equipment — 1.01%

	Cisco Systems, Inc. Floating Rate Note, 1.511% due 2/21/2018	AA-/A1	150,000	150,862

	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	100,000	102,137

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Technology, Hardware, Storage & Peripherals — 0.81%

	Apple, Inc. Floating Rate Note, 1.74% due 2/22/2019	AA+/Aa1	$50,000	$50,690

	Apple, Inc. Floating Rate Note, 2.05% due 2/23/2021	AA+/Aa1	50,000	51,487

	Hewlett Packard Enterprise Co. Floating Rate Note, 2.93% due 10/5/2018	BBB/Baa2e	100,000	102,183

				457,359

	TELECOMMUNICATION SERVICES — 2.56%

	Diversified Telecommunication Services — 1.77%

	AT&T, Inc., 2.45% due 6/30/2020	BBB+/Baa1	100,000	99,303

	AT&T, Inc., 1.847% due 11/27/2018	BBB+/Baa1	50,000	50,356

	AT&T, Inc., 1.928% due 6/30/2020	BBB+/Baa1	50,000	50,271

	Verizon Communications, Inc. Floating Rate Note, 2.709% due 9/14/2018	BBB+/Baa1	140,000	143,125

	Verizon Communications, Inc. Floating Rate Note, 1.763% due 6/17/2019	BBB+/Baa1	100,000	100,910

	Wireless Telecommunication Services — 0.79%

[a]	Vodafone Group plc, 1.25% due 9/26/2017	BBB+/Baa1	200,000	199,629

				643,594

	TRANSPORTATION — 1.20%

	Air Freight & Logistics — 0.12%

[b]	FedEx Corp. 2012 Pass-Through Trust, 2.625% due 1/15/2018	BBB/Baa1	29,097	29,075

	Airlines — 0.68%

	American Airlines Group, Inc., 4.95% due 7/15/2024	A/NR	159,823	170,411

	Road & Rail — 0.40%

[b]	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.20% due 7/15/2020	BBB/Baa2	100,000	101,109

				300,595

	UTILITIES — 7.40%

	Electric Utilities — 6.50%

	Cleveland Electric Illuminating Co., 7.88% due 11/1/2017	BBB+/Baa1	185,000	194,581

	Commonwealth Edison Co., 6.15% due 9/15/2017	A-/A2	165,000	170,423

	Duke Energy Corp. Floating Rate Note, 1.226% due 4/3/2017	BBB+/Baa1	200,000	200,150

	Duke Energy Florida Project Finance, LLC, 1.196% due 3/1/2022	AAA/Aaa	250,000	248,022

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A-/A3	100,000	100,223

[a,b]	Electricite de France S.A. Floating Rate Note, 1.341% due 1/20/2017	A-/A3	215,000	215,017

[a,b]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB/Baa2	100,000	103,051

	Exelon Corp., 1.55% due 6/9/2017	BBB-/Baa2	50,000	49,909

	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	50,000	50,534

	NextEra Energy Capital Holdings, Inc., 1.586% due 6/1/2017	BBB+/Baa1	100,000	100,059

	Southern Power Co., 2.375% due 6/1/2020	BBB+/Baa1	100,000	99,238

	The Southern Co., 2.45% due 9/1/2018	BBB+/Baa2	100,000	101,027

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Gas Utilities — 0.40%

	Spire, Inc. Floating Rate Note, 1.656% due 8/15/2017	BBB+/ Baa2	$100,000	$100,030

	Multi-Utilities — 0.50%

	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	BBB+/A2	100,000	101,100

	Dominion Resources, Inc., 1.25% due 3/15/2017	BBB/Baa2	25,000	25,002

				1,858,366

	TOTAL CORPORATE BONDS (Cost $11,180,198)			11,232,049

	CONVERTIBLE BONDS — 0.20%
	REAL ESTATE — 0.20%

	Equity Real Estate Investment Trusts — 0.20%

[b]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	50,000	50,000

				50,000

	TOTAL CONVERTIBLE BONDS (Cost $48,705)			50,000

	MUNICIPAL BONDS — 1.06%

	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	100,000	101,271

	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	66,151	66,329

	Sandoval County, New Mexico, 1.452% due 6/1/2017	A+/NR	100,000	100,002

	TOTAL MUNICIPAL BONDS (Cost $264,306)			267,602

	SHORT TERM INVESTMENTS — 2.77%

[d]	Thornburg Capital Management Fund	NR/NR	69,557	695,566

	TOTAL SHORT TERM INVESTMENTS (Cost $695,536)			695,566

	TOTAL INVESTMENTS — 99.45% (Cost $24,960,211)			$24,988,943

	OTHER ASSETS LESS LIABILITIES — 0.55%			138,174

	NET ASSETS — 100.00%			$25,127,117

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2016, the aggregate value of these securities in the Fund’s portfolio was $8,162,619, representing 32.49% of the Fund’s net assets.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

d	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal December 31, 2016	Market Value December 31, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	136,327	425,403	429,173	69,557	$695,566	$1.690	$—

Total non-controlled affiliated issuers - 2.77% of net assets					$695,566	$1,690	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation

Mtg	Mortgage

REIT	Real Estate Investment Trust

SBA	Small Business Administration

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Low Duration Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest, Class A and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$3,587,592	$3,587,592	$-	$-
U.S. Government Agencies	772,875	-	772,875	-
Mortgage Backed	793,222	-	793,222	-
Asset Backed Securities	7,590,037	-	7,520,387	69,650
Corporate Bonds	11,232,049	-	11,232,049	-
Convertible Bonds	50,000	-	50,000	-
Municipal Bonds	267,602	-	267,602	-
Short Term Investments	695,566	695,566	-	-

Total Investments in Securities	$24,988,943	$4,283,158	$20,636,135	$69,650

(a) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, a portfolio security characterized as a Level 3 investment was fair valued by the Committee using a yield of 2.73% based upon a third party vendor projection of discounted cash flows.

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2016 (Unaudited)

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2016 is as follows:

	Asset Backed Securities	Total(a)
Beginning Balance 9/30/2016	$69,995	$69,995
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	(345)	(345)
Gross Purchases	–	–
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)	–	–
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 12/31/2016	$69,650	$69,650

(a) Level 3 investments represent 0.28% of total net assets at the period ended December 31, 2016. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$24,960,211

Gross unrealized appreciation on a tax basis	$100,124
Gross unrealized depreciation on a tax basis	(71,392)

Net unrealized appreciation (depreciation) on investments (tax basis)	$28,732

13

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 6.63%

	United States Treasury Notes, 3.00% due 2/28/2017	NR/Aaa	$2,000,000	$2,007,266

	United States Treasury Notes, 0.875% due 6/15/2017	NR/Aaa	14,900,000	14,915,132

	United States Treasury Notes, 0.875% due 7/15/2017	NR/Aaa	36,500,000	36,536,000

	United States Treasury Notes, 0.75% due 4/30/2018	NR/Aaa	6,875,000	6,852,240

	United States Treasury Notes, 1.625% due 3/31/2019	NR/Aaa	15,000,000	15,117,188

	United States Treasury Notes, 1.50% due 5/31/2019	NR/Aaa	10,000,000	10,045,020

	United States Treasury Notes, 2.75% due 11/15/2023	NR/Aaa	5,500,000	5,681,704

	United States Treasury Notes, 2.25% due 11/15/2024	NR/Aaa	41,780,000	41,530,298

	United States Treasury Notes, 2.00% due 8/15/2025	NR/Aaa	17,500,000	16,954,663

	United States Treasury Notes, 1.625% due 2/15/2026	NR/Aaa	25,200,000	23,547,480

	United States Treasury Notes, 1.50% due 8/15/2026	NR/Aaa	58,000,000	53,353,202

	United States Treasury Notes, 2.00% due 11/15/2026	NR/Aaa	22,633,000	21,780,727

	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	NR/Aaa	17,091,002	17,269,924

	United States Treasury Notes Inflationary Index, 0.25% due 1/15/2025	NR/Aaa	5,612,970	5,520,608

	United States Treasury Notes Inflationary Index, 0.125% due 7/15/2026	NR/Aaa	45,291,167	43,806,378

	TOTAL U.S. TREASURY SECURITIES (Cost $319,805,336)			314,917,830

	U.S. GOVERNMENT AGENCIES — 5.01%

	Alex Alpha, LLC, (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	NR/NR	3,369,565	3,284,470

	Altitude Investments 12, LLC, (Guaranty: Export-Import Bank of the United States), 2.454% due 12/9/2025	NR/NR	5,438,683	5,444,383

[a]	CoBank, ACB Floating Rate Note, (Federal Farm Credit Banks), 1.563% due 6/15/2022	A-/NR	27,800,000	26,589,783

[b]	Durrah MSN 35603, (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	NR/NR	10,598,582	10,323,760

	DY8 Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	NR/NR	4,057,292	4,092,789

	Export Leasing (2009), LLC, (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	NR/NR	4,306,769	4,297,467

[b]	Gate Capital Cayman One Ltd., (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	NR/NR	7,012,197	7,003,166

	Helios Leasing I, LLC, (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	NR/NR	4,009,186	3,885,775

[b]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	2,150,000	2,140,458

	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	AA+/NR	634,495	637,820

[b]	MSN 41079 and 41084 Ltd., (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	NR/NR	8,050,417	7,872,511

[b]	Petroleos Mexicanos Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.23% due 4/15/2025	NR/NR	8,806,000	8,686,626

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	6,240,000	6,144,497

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 2.46% due 12/15/2025	NR/NR	6,750,000	6,759,160

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 5.45% due 9/15/2017	NR/Aaa	$3,000,000	$3,090,348

	Private Export Funding Corp., (Guaranty: Export-Import Bank of the United States), 3.55% due 1/15/2024	NR/Aaa	10,000,000	10,650,840

[b]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.512% due 1/15/2026	NR/NR	6,175,000	6,203,257

[b]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 2.06% due 1/15/2026	NR/NR	1,425,000	1,404,030

[b]	Reliance Industries Ltd., (Guaranty: Export-Import Bank of the United States), 1.87% due 1/15/2026	NR/NR	6,820,000	6,664,361

	Sandalwood 2013, LLC, (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	NR/NR	5,575,540	5,669,967

	Santa Rosa Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.693% due 8/15/2024	NR/NR	3,989,791	3,900,069

	Santa Rosa Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.472% due 11/3/2024	NR/NR	11,006,393	10,643,226

	Small Business Administration Participation Certificates, Series 2001-20J Class 1, 5.76% due 10/1/2021	NR/NR	201,599	212,408

	Small Business Administration Participation Certificates, Series 2008-20D Class 1, 5.37% due 4/1/2028	NR/NR	1,118,558	1,216,312

	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	NR/NR	1,041,196	1,107,995

	Small Business Administration Participation Certificates, Series 2009-20K Class 1, 4.09% due 11/1/2029	NR/NR	6,060,771	6,425,254

	Small Business Administration Participation Certificates, Series 2011-20E Class 1, 3.79% due 5/1/2031	NR/NR	7,772,340	8,135,094

	Small Business Administration Participation Certificates, Series 2011-20F Class 1, 3.67% due 6/1/2031	NR/NR	1,222,166	1,272,967

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74% due 7/1/2031	NR/NR	9,106,042	9,506,004

	Small Business Administration Participation Certificates, Series 2011-20I Class 1, 2.85% due 9/1/2031	NR/NR	12,256,303	12,338,614

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87% due 11/1/2031	NR/NR	9,615,257	9,762,611

	Small Business Administration Participation Certificates, Series 2012-20D Class 1, 2.67% due 4/1/2032	NR/NR	9,736,131	9,704,630

	Small Business Administration Participation Certificates, Series 2012-20J Class 1, 2.18% due 10/1/2032	NR/NR	7,510,460	7,308,866

	Small Business Administration Participation Certificates, Series 2012-20K Class 1, 2.09% due 11/1/2032	NR/NR	4,736,344	4,595,450

[a,c]	U.S. Department of Transportation, 6.001% due 12/7/2021	NR/NR	3,000,000	3,394,500

	Union 13 Leasing, LLC, (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	NR/NR	10,317,314	10,043,885

[b]	Washington Aircraft 2 Co. Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of the United States), 1.427% due 6/26/2024	NR/NR	7,658,336	7,542,258

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $240,609,365)			237,955,611

	OTHER GOVERNMENT — 1.47%

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.004% due 9/18/2024	NR/NR	7,719,869	7,621,255

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.581% due 11/11/2024	NR/NR	10,915,450	11,017,062

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	Government of Bermuda, 5.603% due 7/20/2020	A+/A2	$3,000,000	$3,270,000

[a,b]	Government of Bermuda, 4.138% due 1/3/2023	A+/A2	4,000,000	4,054,460

[a,b]	Khadrawy Ltd., (Guaranty: Export Credit Guarantee Department of the United Kingdom), 2.471% due 3/31/2025	NR/NR	5,226,704	5,200,571

[a,b]	Korea National Oil Corp., 2.75% due 1/23/2019	AA/Aa2	5,000,000	5,056,100

[b]	North American Development Bank, 4.375% due 2/11/2020	NR/Aa1	15,500,000	16,491,148

[a,b]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 2.235% due 9/11/2019	NR/NR	13,380,000	13,281,242

[a,b]	State of Qatar, 3.125% due 1/20/2017	AA/Aa2	4,000,000	4,005,000

	TOTAL OTHER GOVERNMENT (Cost $69,723,228)			69,996,838

	MORTGAGE BACKED — 3.94%

	Federal Home Loan Mtg Corp. Multi-Family Structured Pass Through, Series KLH3 Class A Floating Rate Note, 1.324% due 11/25/2022	NR/NR	18,800,000	18,810,650

	Federal Home Loan Mtg Corp. Whole Loan Securities, Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	NR/NR	9,241,345	8,946,587

	Federal Home Loan Mtg Corp., CMO Interest Only Series K008 Class X1, 1.621% due 6/25/2020	NR/NR	35,609,283	1,449,458

	Federal Home Loan Mtg Corp., CMO Interest Only Series K710 Class X1, 1.759% due 5/25/2019	NR/NR	46,475,513	1,548,387

	Federal Home Loan Mtg Corp., CMO Series 2528 Class HN, 5.00% due 11/15/2017	NR/NR	31,564	31,947

	Federal Home Loan Mtg Corp., CMO Series 2627 Class GY, 4.50% due 6/15/2018	NR/NR	270,810	275,372

	Federal Home Loan Mtg Corp., CMO Series 2628 Class AB, 4.50% due 6/15/2018	NR/NR	66,036	67,266

	Federal Home Loan Mtg Corp., CMO Series 2682 Class JG, 4.50% due 10/15/2023	NR/NR	667,811	695,365

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00% due 6/15/2019	NR/NR	21,759	22,401

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50% due 7/15/2019	NR/NR	329,572	333,892

	Federal Home Loan Mtg Corp., CMO Series 3195 Class PD, 6.50% due 7/15/2036	NR/NR	1,005,287	1,101,329

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50% due 3/15/2022	NR/NR	931,589	962,783

	Federal Home Loan Mtg Corp., CMO Series 3504 Class PC, 4.00% due 1/15/2039	NR/NR	83,819	86,548

	Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00% due 10/15/2021	NR/NR	5,165	5,165

	Federal Home Loan Mtg Corp., CMO Series 3919 Class VB, 4.00% due 8/15/2024	NR/NR	3,919,245	4,160,205

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00% due 4/15/2041	NR/NR	1,522,434	1,513,607

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50% due 8/15/2023	NR/NR	2,556,739	2,656,544

	Federal Home Loan Mtg Corp., CMO Series 4079 Class WV, 3.50% due 3/15/2027	NR/NR	2,846,220	2,929,418

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75% due 5/15/2039	NR/NR	6,400,968	6,173,173

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50% due 10/15/2027	NR/NR	$3,408,976	$3,299,308

Federal Home Loan Mtg Corp., CMO Series K038 Class A1, 2.604% due 10/25/2023	NR/NR	11,877,605	12,071,129

Federal Home Loan Mtg Corp., CMO Series K039 Class A1, 2.683% due 12/25/2023	NR/NR	5,998,935	6,114,876

Federal Home Loan Mtg Corp., CMO Series K716 Class A1, 2.413% due 8/25/2047	NR/Aaa	4,686,752	4,750,848

Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series K710 Class A2, 1.883% due 5/25/2019	NR/NR	7,605,000	7,629,053

Federal Home Loan Mtg Corp., Pool D98887, 3.50% due 1/1/2032	NR/NR	3,885,591	4,058,773

Federal Home Loan Mtg Corp., Pool G15523, 2.50% due 8/1/2025	NR/NR	3,818,233	3,890,422

Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026	NR/NR	2,075,020	2,145,133

Federal Home Loan Mtg Corp., REMIC Series 3838 Class GV, 4.00% due 3/15/2024	NR/NR	7,590,382	8,005,137

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50% due 10/15/2023	NR/NR	1,971,673	2,047,856

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00% due 2/25/2018	NR/NR	98,289	99,804

Federal National Mtg Assoc., CMO Series 2003-74 Class KN, 4.50% due 8/25/2018	NR/NR	49,106	49,840

Federal National Mtg Assoc., CMO Series 2005-48 Class AR, 5.50% due 2/25/2035	NR/NR	225,699	235,165

Federal National Mtg Assoc., CMO Series 2007-42 Class PA, 5.50% due 4/25/2037	NR/NR	363,300	384,981

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 0.903% due 3/25/2039	NR/NR	744,733	643,528

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00% due 2/25/2024	NR/NR	2,346	2,346

Federal National Mtg Assoc., CMO Series 2009-5 Class A, 4.50% due 12/25/2023	NR/NR	341,249	346,979

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00% due 7/25/2024	NR/NR	284,173	290,591

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50% due 8/25/2019	NR/NR	164,097	166,912

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00% due 12/25/2022	NR/NR	1,133,569	1,134,966

Federal National Mtg Assoc., CMO Series 2011-15 Class VA, 4.00% due 4/25/2022	NR/NR	1,056,362	1,088,585

Federal National Mtg Assoc., CMO Series 2012-129 Class LA, 3.50% due 12/25/2042	NR/NR	8,943,483	9,106,827

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00% due 6/25/2023	NR/NR	2,283,613	2,375,782

Federal National Mtg Assoc., CMO Series 2013-81 Class FW Floating Rate Note, 1.056% due 1/25/2043	NR/NR	12,239,039	12,144,324

Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018	NR/NR	34,824	35,629

Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021	NR/NR	431,756	458,132

Federal National Mtg Assoc., Pool AB7997, 2.50% due 2/1/2023	NR/NR	4,796,482	4,924,638

Federal National Mtg Assoc., Pool AE0704, 4.00% due 1/1/2026	NR/NR	7,979,691	8,423,561

Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027	NR/NR	2,871,038	2,972,534

Federal National Mtg Assoc., Pool MA1278, 2.50% due 12/1/2022	NR/NR	6,457,567	6,630,105

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Federal National Mtg Assoc., Pool MA1585, 2.00% due 9/1/2023	NR/NR	$8,195,403	$8,282,159

	Federal National Mtg Assoc., Pool MA1691, 3.00% due 12/1/2023	NR/NR	7,187,495	7,392,171

	Government National Mtg Assoc., CMO Series 2009-68 Class DP, 4.50% due 11/16/2038	NR/NR	374,182	392,905

	Government National Mtg Assoc., Pool 714631, 5.728% due 10/20/2059	NR/NR	951,387	975,199

	Government National Mtg Assoc., Pool 721652, 5.044% due 5/20/2061	NR/NR	4,272,400	4,435,777

	Government National Mtg Assoc., Pool 731491, 5.162% due 12/20/2060	NR/NR	2,635,375	2,790,377

	Government National Mtg Assoc., Pool 751388, 5.306% due 1/20/2061	NR/NR	3,307,101	3,511,067

	Government National Mtg Assoc., Pool 783299, 4.50% due 2/15/2022	NR/NR	967,937	994,493

	Government National Mtg Assoc., Pool 827148, 2.00% due 2/20/2024	NR/NR	18,201	18,531

	Government National Mtg Assoc., Pool MA0100, 2.50% due 5/20/2042	NR/NR	1,297,714	1,332,564

	TOTAL MORTGAGE BACKED (Cost $188,787,157)			187,423,104

	ASSET BACKED SECURITIES — 23.79%
	ADVANCE RECEIVABLES — 1.01%

[a]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575% due 10/15/2049	AAA/NR	22,700,000	22,430,703

[a]	SPS Servicer Advance Receivables Trust, Series 2015-T3 Class AT3, 2.92% due 7/15/2047	NR/NR	13,875,000	13,886,036

[a]	SPS Servicer Advance Receivables Trust, Series 2016-T1 Class AT1, 2.53% due 11/16/2048	AAA/NR	12,000,000	11,968,970

				48,285,709

	AUTO RECEIVABLES — 3.51%

[a]	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A Class A, 2.10% due 3/20/2019	NR/Aaa	10,200,000	10,209,401

[a]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A Class A, 2.63% due 12/20/2021	NR/Aaa	6,000,000	5,932,832

	Capital Auto Receivables Asset Trust, Series 2016-3 Class A2A, 1.36% due 4/22/2019	AAA/Aaa	3,625,000	3,621,591

[a]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	NR/Aaa	13,800,000	13,776,755

[a]	Chrysler Capital Auto Receivables Trust, Series 2013-BA Class A4, 1.27% due 3/15/2019	AAA/Aaa	7,262,366	7,263,794

[a]	Drive Auto Receivables Trust, Series 2016-BA Class A2, 1.38% due 8/15/2018	AAA/Aaa	5,077,156	5,077,021

[a]	Exeter Automobile Receivables Trust, Series 2015-1A Class B, 2.84% due 3/16/2020	A/NR	14,250,000	14,273,351

	Ford Credit Auto Owner Trust, Series 2013-C Class A4, 1.25% due 10/15/2018	AAA/NR	707,836	707,924

[a]	Ford Credit Auto Owner Trust, Series 2014-2 Class A, 2.31% due 4/15/2026	NR/Aaa	18,000,000	18,146,162

[a]	Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% due 7/15/2026	AAA/NR	9,900,000	9,911,851

[a]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	A/NR	4,829,555	4,812,061

[a]	GM Financial Automobile Leasing Trust, Series 2014-2A Class A4, 1.62% due 2/20/2018	NR/Aaa	13,400,000	13,418,487

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Hertz Vehicle Financing, LLC, Series 2013-1A Class A2, 1.83% due 8/25/2019	NR/Aaa	$10,275,000	$10,193,623

[a]	Hertz Vehicle Financing, LLC, Series 2015-2A Class A, 2.02% due 9/25/2019	NR/Aaa	15,000,000	14,839,457

	Nissan Auto Receivables Owner Trust, Series 2016-B Class A2B Floating Rate Note, 1.004% due 4/15/2019	NR/Aaa	11,900,000	11,909,700

[a]	OSCAR US Funding Trust, Series 2014-1A Class A3, 1.72% due 4/15/2019	AA+/Aaa	6,720,516	6,681,221

[a,c]	OSCAR US Funding Trust, Series 2015-1A Class A2A, 1.30% due 2/15/2018	AA+/Aaa	308,970	308,758

[a,c]	OSCAR US Funding Trust, Series 2016-2A Class A3, 2.73% due 12/15/2020	AAA/Aaa	7,430,000	7,392,850

	World Omni Auto Receivables Trust, Series 2014-B Class A4, 1.68% due 12/15/2020	AAA/NR	8,400,000	8,383,215

				166,860,054

	COMMERCIAL MTG TRUST — 3.94%

[a]	BAMLL-DB Trust, Series 2012-OSI Class A2FX, 3.352% due 4/13/2029	NR/Aaa	41,300,776	41,395,883

[a]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	AAA/NR	5,900,000	5,986,638

[a]	Bayview Commercial Asset Trust, Series 2004-3 Class A2 Floating Rate Note, 1.176% due 1/25/2035	NR/Aa2	2,767,842	2,544,539

[a]	BHMS Mtg Trust, Series 2014-ATLS Class AFL Floating Rate Note, 2.135% due 7/5/2033	NR/NR	10,000,000	9,982,701

[a]	CFCRE Commercial Mtg Trust, Series 2011-C1 Class A4, 4.961% due 4/15/2044	NR/Aaa	11,877,000	12,796,756

	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 2.959% due 3/25/2034	CCC/Caa2	199,635	163,693

	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	NR/Aaa	22,368,453	22,356,544

[a]	DBUBS Mortgage Trust CMO, Series 2011-LC2A Class A1FL, 2.014% due 7/12/2044	NR/Aaa	4,269,295	4,295,398

[a]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 3.531% due 12/25/2045	NR/Baa3	1,146,838	1,165,993

[a]	GAHR Commercial Mortgage Trust, Series 2015-NRF Class BFX, 3.382% due 12/15/2034	AA-/NR	24,880,000	25,254,740

[a]	Hilton USA Trust, Series 2016-HHV Class A, 3.719% due 11/5/2038	NR/Aaa	7,000,000	7,136,422

[a]	JPMorgan Chase Commercial Mortgage, Series 2014-BXH Class A Floating Rate Note, 1.604% due 4/15/2027	AAA/NR	18,322,891	17,963,856

[a]	Madison Avenue Trust, Series 2015-11MD Class A, 3.555% due 9/10/2035	AAA/NR	12,000,000	12,344,602

[a]	Morgan Stanley Re-REMIC Trust, Series 2009-GG10 Class A4A, 5.793% due 8/12/2045	NR/Aaa	5,453,938	5,478,811

[a]	Wells Fargo Commercial Mtg Trust, Series 2013-120B Class A, 2.71% due 3/18/2028	AAA/NR	15,000,000	14,820,849

	WFRBS Commercial Mortgage Trust, Series 2014-C22 Class A1, 1.479% due 9/15/2057	NR/Aaa	3,904,479	3,877,271

				187,564,696

	CREDIT CARD — 2.83%

	Barclays Dryrock Issuance Trust, Series 2015-4 Class A, 1.72% due 8/16/2021	AAA/NR	13,630,000	13,641,288

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Barclays Dryrock Issuance Trust, Series 2016-1 Class A, 1.52% due 5/16/2022	AAA/NR	$10,365,000	$10,270,173

	Cabela’s Master Credit Card Trust, Series 2015-1A Class A2 Floating Rate Note, 1.244% due 3/15/2023	AAA/NR	15,665,000	15,664,995

	Cabela’s Master Credit Card Trust, Series 2016-1 Class A2 Floating Rate Note, 1.554% due 6/15/2022	AAA/NR	15,000,000	15,156,836

	Capital One Multi-Asset Execution Trust, Series 2016-A1 Class A1 Floating Rate Note, 1.154% due 2/15/2022	AAA/NR	39,050,000	39,193,001

	Synchrony Credit Card Master Note Trust, Series 2014-1 Class A, 1.61% due 11/15/2020	AAA/Aaa	14,613,000	14,638,044

	Synchrony Credit Card Master Note Trust, Series 2015-2 Class A, 1.60% due 4/15/2021	AAA/NR	7,400,000	7,402,111

	Synchrony Credit Card Master Note Trust, Series 2016-1 Class A, 2.04% due 3/15/2022	NR/Aaa	8,400,000	8,422,526

[a,b]	Turquoise Card Backed Securities plc, Series 2012-1A Class A Floating Rate Note, 1.504% due 6/17/2019	NR/Aaa	10,000,000	10,012,550

				134,401,524

	OTHER ASSET BACKED — 8.90%

[a]	321 Henderson Receivables, LLC, Series 2014-1A Class A, 3.96% due 3/15/2063	NR/Aaa	16,843,242	16,521,932

[a]	Alterna Funding I, LLC, Series 2014-1A, 1.639% due 2/15/2021	NR/NR	2,039,340	1,981,984

[a]	AMSR Trust, Series 2016-SFR1 Class A Floating Rate Note, 2.136% due 11/17/2033	NR/Aaa	15,900,000	15,899,971

	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	AAA/Aaa	11,101,984	11,014,862

[a]	Ascentium Equipment Receivables, LLC, Series 2015-1A Class B, 2.26% due 6/10/2021	NR/Aaa	5,920,000	5,923,253

[a]	BCC Funding Corp., Series 2016-1 Class A1, 1.10% due 9/20/2017	NR/NR	16,241,182	16,201,152

[a]	CLI Funding V, LLC, Series 2014-2A Class A, 3.38% due 10/18/2029	A/NR	7,809,078	7,454,814

[a,b]	Cronos Containers Program Ltd., Series 2013-1A Class A, 3.08% due 4/18/2028	A+/NR	6,333,333	6,053,466

[a]	Dell Equipment Finance Trust, Series 2015-2 Class A3, 1.72% due 9/22/2020	AAA/Aaa	9,875,000	9,885,216

[a]	Dell Equipment Finance Trust, Series 2016-1 Class A3, 1.65% due 7/22/2021	AAA/Aaa	6,800,000	6,789,310

[a]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54% due 5/20/2027	A+/NR	17,589,133	17,554,138

[a]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216% due 1/25/2042	BBB+/Baa1	17,781,846	18,107,709

[a]	Engs Commercial Finance Trust, Series 2016-1A Class A1, 1.25% due 11/22/2017	NR/NR	15,761,462	15,761,462

	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	AAA/Aa1	13,264,526	13,394,054

[a]	Fairway Outdoor Funding, LLC, Series 2012-1A Class A2, 4.212% due 10/15/2042	NR/NR	6,173,494	6,173,760

	GE Dealer Floorplan Master Note Trust, Series 2012-2 Class A Floating Rate Note, 1.489% due 4/22/2019	NR/Aaa	14,900,000	14,926,509

[a]	GTP Acquisition Partners I, LLC, Series 2015-1 Class A, 2.35% due 6/15/2045	NR/Aaa	9,900,000	9,647,946

	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	AAA/Aaa	22,544,000	22,485,131

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	HERO Funding Trust, Series 2015-1A Class A, 3.84% due 9/21/2040	NR/NR	$14,806,050	$15,065,156

[a]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1 Floating Rate Note, 1.764% due 4/10/2030	NR/Aaa	19,800,000	19,822,433

[a]	Navistar Financial Dealer Note Master Owner Trust II, Series 2015-1 Class A Floating Rate Note, 2.156% due 6/25/2020	NR/Aaa	15,259,000	15,273,710

[a]	Navitas Equipment Receivables, LLC, Series 2015-1 Class A2, 2.12% due 11/15/2018	NR/A1	5,124,816	5,124,633

	Northwest Airlines, Inc., 7.027% due 5/1/2021	A/A2	3,794,813	4,235,770

[a,c]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.622% due 12/1/2037	A/Baa1	2,275,000	2,104,375

[a]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21% due 5/17/2020	BBB+/NR	6,700,000	6,615,140

[a]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	A+/NR	12,900,000	13,145,731

[a]	PFS Financing Corp., Series 2014-BA Class A Floating Rate Note, 1.304% due 10/15/2019	AAA/Aaa	6,000,000	5,987,446

[a]	PFS Financing Corp., Series 2015-AA Class A Floating Rate Note, 1.324% due 4/15/2020	AAA/Aaa	7,400,000	7,384,248

[a]	PFS Financing Corp., Series 2016-BA Class A, 1.87% due 10/15/2021	AAA/Aaa	5,500,000	5,456,300

[a]	PFS Tax Lien Trust, Series 2014-1, 1.44% due 5/15/2029	AAA/NR	1,311,174	1,302,379

[a]	SBA Tower Trust, Series 2012-1 Class C, 2.933% due 12/9/2042	NR/A2	11,198,000	11,209,609

[a]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	NR/A2	17,900,000	18,035,847

[a]	SBA Tower Trust, Series 2015-1 Class C, 3.156% due 10/15/2045	NR/A2	5,000,000	5,040,369

[a]	SBA Tower Trust, Series 2016-1 Class C, 2.877% due 7/15/2021	NR/A2	9,500,000	9,419,060

[a]	Sierra Receivables Funding Co., LLC, Series 2012-1A Class A, 2.84% due 11/20/2028	A+/NR	967,163	967,189

[a]	Sierra Receivables Funding Co., LLC, Series 2012-2A Class A, 2.05% due 6/20/2031	A/NR	1,914,435	1,911,827

[a]	Sierra Receivables Funding Co., LLC, Series 2014-1A Class A, 2.07% due 3/20/2030	A/NR	3,901,812	3,862,731

[a]	Sierra Receivables Funding Co., LLC, Series 2015-1A Class A, 2.40% due 3/22/2032	A/NR	4,072,427	4,064,294

[a]	Sierra Receivables Funding Co., LLC, Series 2015-3A Class A, 2.58% due 9/20/2032	A/NR	8,065,993	7,956,966

[a]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472% due 5/20/2046	BBB/NR	9,345,167	9,225,580

[a]	Springfield Funding Trust, Series 2015-AA Class A, 3.16% due 11/15/2024	A+/NR	13,000,000	13,079,572

[a]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	NR/NR	10,889,806	10,818,791

[a]	Westgate Resorts, Series 2016-1A Class A, 3.50% due 12/20/2028	NR/NR	10,002,626	9,965,512

				422,851,337

	RESIDENTIAL MTG TRUST — 1.00%

[a]	B2R Mortgage Trust, Series 2015-2 Class A, 3.336% due 11/15/2048	NR/NR	9,605,943	9,579,146

[a]	Citigroup Mortgage Loan Trust, Inc., Series 2014-A Class A, 4.00% due 1/25/2035	AA/NR	3,591,008	3,682,250

	Countrywide Home Loan, Series 2004-HYB2 Class 1A, 3.116% due 7/20/2034	A/B1	198,716	204,092

[a]	FDIC Trust, Series 2013-R1 Class A, 1.15% due 3/25/2033	NR/NR	2,815,868	2,784,029

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Merrill Lynch Mortgage Investors Trust, Series 2003-E Class B3, 3.006% due 10/25/2028	D/Ca	$271,914	$19,847

	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 2.862% due 8/25/2034	CCC/NR	650,649	596,442

[a]	Nationstar HECM Loan Trust, Series 16-1A Class A, 2.981% due 2/25/2026	NR/Aaa	4,942,874	4,935,410

	Option One Mortgage Loan Trust, Series 2005-5 Class A3 Floating Rate Note, 0.966% due 12/25/2035	AA+/Aa2	417,627	417,096

	Popular ABS Mortgage Pass-Through Trust, Series 2005-4 Class AF5, 5.537% due 9/25/2035	A+/A1	745,482	752,107

	Residential Asset Mortgage Products, Inc., Series 2003-SL1 Class A31, 7.125% due 4/25/2031	AA+/NR	1,288,470	1,335,522

[a]	Shellpoint Asset Funding Trust, Series 2013-1 Class A1, 3.75% due 7/25/2043	NR/NR	6,619,228	6,694,857

	Structured Asset Securities Corp., Series 2003-9A Class 2A2, 2.818% due 3/25/2033	AA+/NR	1,387,675	1,398,629

	Structured Asset Securities Corp., Series 2004-3 Class 3A1, 5.50% due 3/25/2019	A+/Ba2	185,075	186,754

[a]	Towd Point Mortgage Trust, Series 2016-5 Class A1, 2.50% due 10/25/2056	NR/Aaa	14,900,000	14,830,928

	Washington Mutual Mortgage, Series 2003-S13 Class 21A1, 4.50% due 12/25/2018	AA+/NR	153,694	153,742

	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.812% due 2/25/2035	NR/C	376,671	51,692

				47,622,543

	STUDENT LOAN — 2.60%

	Navient Student Loan Trust, Series 2014-1 Class A3 Floating Rate Note, 1.266% due 6/25/2031	NR/A1	10,750,000	10,423,941

[a]	Navient Student Loan Trust, Series 2015-AA Class A2B Floating Rate Note, 1.904% due 12/15/2028	NR/Aaa	7,000,000	7,055,815

[a]	Navient Student Loan Trust, Series 2016-6A Class A2 Floating Rate Note, 1.506% due 3/25/2066	AAA/Aaa	13,900,000	13,900,124

[a]	Nelnet Student Loan Trust, Series 2013-1A Class A Floating Rate Note, 1.356% due 6/25/2041	NR/Aaa	8,752,061	8,555,730

[a]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 2.37% due 12/26/2040	NR/NR	17,932,000	17,926,602

[a]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1 Floating Rate Note, 1.306% due 5/25/2057	AA+/NR	2,937,030	2,902,192

	SLM Student Loan Trust, Series 2003-C Class A2 Floating Rate Note, 1.353% due 9/15/2020	A-/Aaa	656,886	647,648

[a]	SLM Student Loan Trust, Series 2011-A Class A3 Floating Rate Note, 3.204% due 1/15/2043	AAA/Aaa	13,650,000	14,016,197

[a]	SLM Student Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	AAA/Aaa	4,329,218	4,404,343

	SLM Student Loan Trust, Series 2013-6 Class A2 Floating Rate Note, 1.256% due 2/25/2021	NR/Aaa	2,182,232	2,183,455

	SLM Student Loan Trust, Series 2013-6 Class A3 Floating Rate Note, 1.406% due 6/25/2055	NR/Aaa	24,700,000	24,522,644

[a]	Social Professional Loan Program, LLC, Series 2014-A Class A1 Floating Rate Note, 2.184% due 6/25/2025	A/NR	2,121,552	2,163,503

[a]	Social Professional Loan Program, LLC, Series 2014-A Class A2, 3.02% due 10/25/2027	A/NR	10,587,113	10,741,674

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Social Professional Loan Program, LLC, Series 2014-B Class A1 Floating Rate Note, 1.834% due 8/25/2032	A/A2	$2,998,179	$3,030,935

[a]	Social Professional Loan Program, LLC, Series 2014-B Class A2, 2.55% due 8/27/2029	A/A2	987,215	986,917

				123,461,720

	TOTAL ASSET BACKED SECURITIES (Cost $1,135,154,308)			1,131,047,583

	CORPORATE BONDS — 48.11%
	AUTOMOBILES & COMPONENTS — 1.32%

	Automobiles — 1.32%

[a]	Daimler Finance North America, LLC, 2.45% due 5/18/2020	A/A3	9,850,000	9,830,172

[a]	Daimler Finance North America, LLC, 1.60% due 8/3/2017	A/A3	3,000,000	3,003,096

[a]	Daimler Finance North America, LLC, 3.875% due 9/15/2021	A/A3	5,000,000	5,252,190

[a]	Hyundai Capital America, 2.00% due 3/19/2018	A-/Baa1	4,950,000	4,949,099

[a]	Hyundai Capital America, 2.40% due 10/30/2018	A-/Baa1	9,950,000	9,991,512

[a,b]	Hyundai Capital Services, Inc. Floating Rate Note, 1.793% due 3/18/2017	A-/Baa1	5,000,000	5,001,410

[a]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	A-/A3	14,900,000	14,942,733

[a]	Volkswagen Group of America, Inc., 1.65% due 5/22/2018	BBB+/A3	10,000,000	9,945,710

				62,915,922

	BANKS — 3.48%

	Banks — 3.48%

[a,b]	Banco BTG Pactual SA/Cayman Islands N.A., 4.00% due 1/16/2020	NR/Ba3	7,000,000	6,457,290

[a,b]	Banco Latinoamericano de Comercio Exterior, S.A., 3.75% due 4/4/2017	BBB/NR	4,000,000	4,009,980

	Bank of America Corp. Floating Rate Note, 1.716% due 4/1/2019	BBB+/Baa1	8,000,000	8,037,640

	Bank of America Corp. Floating Rate Note, 1.92% due 1/15/2019	BBB+/Baa1	4,225,000	4,262,801

	Bank of America Corp. Floating Rate Note, 1.392% due 6/5/2017	A+/A1	7,000,000	7,007,630

	Citigroup, Inc., 2.50% due 7/29/2019	BBB+/Baa1	2,925,000	2,945,051

	Citigroup, Inc. Floating Rate Note, 2.361% due 9/1/2023	BBB+/Baa1	14,000,000	14,278,362

[a,b]	DNB Bank ASA, 3.20% due 4/3/2017	A+/Aa2	10,000,000	10,047,880

	Fifth Third Bank, 2.30% due 3/15/2019	A-/A3	3,800,000	3,825,631

	First Tennessee Bank, 2.95% due 12/1/2019	BBB/Baa3	7,000,000	7,017,360

	JPMorgan Chase & Co. Floating Rate Note, 2.411% due 3/1/2021	A-/A3	7,000,000	7,215,530

	Manufacturers and Traders Trust Co., 2.30% due 1/30/2019	A/A2	10,000,000	10,073,770

[b]	Mitsubishi UFJ Financial Group, Inc. Floating Rate Note, 2.811% due 3/1/2021	A/A1	9,500,000	9,829,982

[a,b]	Mizuho Bank Ltd., 2.45% due 4/16/2019	A/A1	7,000,000	7,029,673

[a,b]	Mizuho Bank Ltd. Floating Rate Note, 2.071% due 10/20/2018	A/A1	5,000,000	5,025,410

	National City Bank Floating Rate Note, 1.318% due 6/7/2017	A-/A3	5,000,000	5,002,045

[b]	Royal Bank of Scotland Group plc, 9.50% due 3/16/2022	BB+/NR	12,000,000	12,185,520

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Santander UK plc Floating Rate Note, 2.439% due 3/14/2019	A/Aa3	$9,900,000	$10,029,987

[a,b]	Sberbank of Russia, 5.50% due 2/26/2024	NR/NR	1,030,000	1,046,738

[a]	Sovereign Bank, 12.18% due 6/30/2020	BBB+/A3	2,945,211	3,673,297

[b]	Sumitomo Mitsui Banking Corp. Floating Rate Note, 1.622% due 7/23/2018	A/A1	14,700,000	14,750,641

[b]	Sumitomo Mitsui Banking Corp. Floating Rate Note, 1.548% due 10/19/2018	A/A1	7,000,000	7,023,247

	Wells Fargo & Co. Floating Rate Note, 1.958% due 12/7/2020	A/A2	4,400,000	4,430,576

				165,206,041

	CAPITAL GOODS — 1.94%

	Aerospace & Defense — 0.26%

	Exelis, Inc., 5.55% due 10/1/2021	BBB-/Baa3	11,338,000	12,510,338

	Construction & Engineering — 0.19%

	URS Corp., 3.85% due 4/1/2017	BB-/NR	8,895,000	8,917,237

	Electrical Equipment — 0.15%

	Hubbell, Inc., 3.35% due 3/1/2026	A/A3	7,000,000	6,953,961

	Industrial Conglomerates — 0.66%

[a,b]	Hutchison Whampoa Ltd., 3.50% due 1/13/2017	A-/A3	5,000,000	5,002,445

	Roper Technologies, Inc., 3.00% due 12/15/2020	BBB/Baa3	4,770,000	4,832,039

	Roper Technologies, Inc., 3.125% due 11/15/2022	BBB/Baa3	6,000,000	6,004,638

[a,b]	Siemens Financieringsmaatschappij N.V., 2.90% due 5/27/2022	A+/A1	12,000,000	12,090,072

[a,b]	Smiths Group plc, 7.20% due 5/15/2019	BBB+/Baa2	3,000,000	3,290,259

	Machinery — 0.59%

	Aeroquip Vickers, Inc., 6.875% due 4/9/2018	A-/NR	1,500,000	1,564,944

	Ingersoll Rand Co., 6.391% due 11/15/2027	BBB/Baa2	3,000,000	3,549,891

	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	A-/Baa2	6,900,000	6,959,126

	Wabtec Corp., 4.375% due 8/15/2023	BBB/Baa3	10,590,000	11,062,897

[a]	Wabtec Corp., 3.45% due 11/15/2026	BBB/Baa3	5,000,000	4,806,310

	Trading Companies & Distributors — 0.09%

[a]	Aviation Capital Group Corp., 7.125% due 10/15/2020	A-/NR	3,912,000	4,518,360

				92,062,517

	COMMERCIAL & PROFESSIONAL SERVICES — 0.30%

	Professional Services — 0.30%

	Dun & Bradstreet, Inc., 4.00% due 6/15/2020	BBB-/NR	7,175,000	7,364,262

	Verisk Analytics, Inc., 4.00% due 6/15/2025	BBB-/Baa3	6,930,000	7,027,290

				14,391,552

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CONSUMER DURABLES & APPAREL — 0.32%

	Household Durables — 0.22%

	Tupperware Brands Corp., 4.75% due 6/1/2021	BBB-/Baa3	$10,000,000	$10,693,970

	Leisure Products — 0.10%

	Mattel, Inc., 2.35% due 8/15/2021	BBB/Baa1	4,780,000	4,665,538

				15,359,508

	CONSUMER SERVICES — 0.42%

	Diversified Consumer Services — 0.31%

	George Washington University, 4.411% due 9/15/2017	A+/A1	1,650,000	1,681,223

	Rensselaer Polytechnic I, 5.60% due 9/1/2020	A-/A3	10,925,000	11,940,905

	University of Chicago, 3.065% due 10/1/2024	AA-/Aa2	1,325,000	1,297,359

	Hotels, Restaurants & Leisure — 0.11%

	Marriott International, Inc., 3.125% due 10/15/2021	BBB/Baa2	5,000,000	5,055,190

				19,974,677

	DIVERSIFIED FINANCIALS — 7.12%

	Capital Markets — 5.09%

	Ares Capital Corp., 4.875% due 11/30/2018	BBB/NR	18,000,000	18,656,946

[a]	Ares Finance Co., LLC, 4.00% due 10/8/2024	BBB+/NR	5,000,000	4,625,505

[a,b]	BTG Investments LP, 4.50% due 4/17/2018	NR/NR	18,500,000	17,624,580

[b]	Credit Suisse Group AG - New York, 1.70% due 4/27/2018	A/A1	9,325,000	9,304,448

[b]	Credit Suisse Group Funding (Guernsey) Ltd., 3.80% due 9/15/2022	BBB+/Baa2	7,000,000	7,062,076

[b]	Credit Suisse Group Funding (Guernsey) Ltd., 3.125% due 12/10/2020	BBB+/Baa2	10,000,000	9,968,740

[b]	Credit Suisse Group Funding (Guernsey) Ltd., 4.55% due 4/17/2026	BBB+/Baa2	7,000,000	7,270,025

[b]	Deutsche Bank AG, 2.95% due 8/20/2020	BBB+/Baa2	8,600,000	8,466,003

	FS Investment Corp., 4.00% due 7/15/2019	BBB/NR	12,000,000	12,030,924

	Goldman Sachs Group, Inc. Floating Rate Note, 1.902% due 10/23/2019	BBB+/A3	14,722,000	14,841,116

	Goldman Sachs Group, Inc. Floating Rate Note, 2.163% due 9/15/2020	BBB+/A3	17,900,000	18,066,864

[a,b]	IPIC GMTN Ltd., 5.00% due 11/15/2020	AA/Aa2	1,000,000	1,080,200

[a,b]	IPIC GMTN Ltd., 3.75% due 3/1/2017	AA/Aa2	3,000,000	3,010,176

[a,b]	IPIC GMTN Ltd., 5.50% due 3/1/2022	AA/Aa2	3,500,000	3,859,499

	Legg Mason, Inc., 2.70% due 7/15/2019	BBB/Baa1	1,660,000	1,671,819

	Legg Mason, Inc., 4.75% due 3/15/2026	BBB/Baa1	5,000,000	5,175,320

[a,b]	Macquarie Bank Ltd., 1.60% due 10/27/2017	A/A2	5,000,000	4,999,680

	Merrill Lynch & Co., 1.434% due 5/2/2017	BBB/Baa3	5,000,000	5,002,570

	Morgan Stanley, 2.80% due 6/16/2020	BBB+/A3	1,350,000	1,361,048

	Morgan Stanley Floating Rate Note, 2.026% due 1/27/2020	BBB+/A3	925,000	933,184

	Morgan Stanley Floating Rate Note, 2.282% due 10/24/2023	BBB+/A3	19,900,000	20,121,109

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	State Street Corp. Floating Rate Note, 1.809% due 8/18/2020	A/A1	$9,475,000	$9,601,728

[a,b]	SumitG Guaranteed Secured Obligation Issuer D.A.C, 2.251% due 11/2/2020	NR/Aa2	15,000,000	14,670,990

	TD Ameritrade Holding Corp., 2.95% due 4/1/2022	A/A3	2,550,000	2,581,745

	The Bank of New York Mellon Corp. Floating Rate Note, 1.776% due 8/17/2020	A/A1	4,525,000	4,591,852

	The Bank of New York Mellon Corp. Floating Rate Note, 1.937% due 10/30/2023	A/A1	11,835,000	12,018,182

[a,b]	UBS AG Jersey Floating Rate Note, 2.437% due 9/24/2020	A-/Baa1	10,800,000	10,925,075

[b]	UBS AG Stamford, 2.375% due 8/14/2019	A+/A1	9,500,000	9,546,037

[b]	UBS AG Stamford, 1.80% due 3/26/2018	A+/A1	3,000,000	3,002,073

	Consumer Finance — 0.39%

	Capital One Bank (USA), N.A., 2.30% due 6/5/2019	BBB+/Baa1	3,000,000	3,007,251

	Synchrony Financial, 3.00% due 8/15/2019	BBB-/NR	1,950,000	1,975,270

	Western Union Co., 3.65% due 8/22/2018	BBB/Baa2	2,000,000	2,048,962

	Western Union Co., 3.35% due 5/22/2019	BBB/Baa2	11,350,000	11,577,306

	Diversified Financial Services — 1.64%

[a]	Athene Global Funding, 2.875% due 10/23/2018	A-/NR	13,925,000	13,919,792

	General Electric Capital Corp. Floating Rate Note, 1.147% due 12/28/2018	AA-/A1	4,850,000	4,793,400

	General Electric Capital Corp. Floating Rate Note, 1.963% due 3/15/2023	AA-/A1	7,725,000	7,825,610

	Intercontinental Exchange, Inc., 4.00% due 10/15/2023	A/A2	11,257,000	11,804,751

	Moody’s Corp., 2.75% due 7/15/2019	BBB+/NR	4,875,000	4,930,624

	Moody’s Corp., 4.875% due 2/15/2024	BBB+/NR	17,000,000	18,378,513

	National Rural Utilities Cooperative Finance Corp., 10.375% due 11/1/2018	A/A1	2,000,000	2,306,454

	S&P Global, Inc., 4.00% due 6/15/2025	NR/Baa1	8,000,000	8,219,040

	S&P Global, Inc., 2.50% due 8/15/2018	NR/Baa1	2,950,000	2,974,633

	S&P Global, Inc., 3.30% due 8/14/2020	NR/Baa1	2,450,000	2,497,991

				338,329,111

	ENERGY — 5.23%

	Energy Equipment & Services — 0.32%

[b]	Ensco plc, 4.70% due 3/15/2021	BB/B1	5,000,000	4,809,600

	Oceaneering International, Inc., 4.65% due 11/15/2024	BBB/Baa3	10,000,000	9,863,560

[a,b,d]	Schahin II Finance Co. (SPV) Ltd., 5.875% due 9/25/2023	NR/NR	4,082,733	489,928

	Oil, Gas & Consumable Fuels — 4.91%

	Buckeye Partners LP, 4.15% due 7/1/2023	BBB-/Baa3	7,000,000	7,083,258

[a]	Chevron Phillips Chemical Co., LLC, Floating Rate Note, 1.636% due 5/1/2020	A-/A2	24,900,000	24,659,018

[a,b]	CNPC General Capital Ltd., 2.75% due 4/19/2017	A+/A1	5,000,000	5,012,790

[a,b]	CNPC General Capital Ltd., 2.75% due 5/14/2019	A+/A1	5,000,000	5,036,610

[a,b]	CNPC General Capital Ltd. Floating Rate Note, 1.802% due 5/14/2017	A+/A1	5,000,000	5,002,610

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	BBB-/Baa3	$26,000,000	$25,267,970

	Energen Corp., 4.625% due 9/1/2021	BB/B2	10,000,000	10,025,000

	Exxon Mobil Corp., 2.222% due 3/1/2021	AA+/Aaa	4,925,000	4,936,283

	Exxon Mobil Corp. Floating Rate Note, 1.711% due 3/1/2019	AA+/Aaa	6,625,000	6,713,132

	Exxon Mobil Corp. Floating Rate Note, 1.537% due 2/28/2018	AA+/Aaa	6,950,000	6,993,285

[a]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	BBB/Baa2	9,000,000	9,210,483

[a]	Florida Gas Transmission Co., LLC, 4.35% due 7/15/2025	BBB/Baa2	4,200,000	4,233,146

	Gulf South Pipeline Co., LP, 4.00% due 6/15/2022	BBB-/Baa2	13,690,000	13,867,696

[a]	Gulfstream Natural Gas System, LLC, 4.60% due 9/15/2025	BBB/Baa2	9,000,000	9,324,522

[a,b]	Harvest Operations Corp., 2.125% due 5/14/2018	AA/Aa2	7,000,000	7,005,208

	HollyFrontier Corp., 5.875% due 4/1/2026	BBB-/Baa3	25,000,000	25,547,800

	Marathon Petroleum Corp., 2.70% due 12/14/2018	BBB/Baa2	7,900,000	8,005,173

[a]	Northern Natural Gas Co., 5.75% due 7/15/2018	A/A2	50,000	52,856

	NuStar Logistics LP, 4.75% due 2/1/2022	BB+/Ba1	5,000,000	4,950,000

[b]	Petroleos Mexicanos Floating Rate Note, 2.902% due 7/18/2018	BBB+/Baa3	10,000,000	10,065,000

[b]	Sasol Financing International plc, 4.50% due 11/14/2022	BBB/Baa2	4,000,000	3,970,000

[a]	Semco Energy, Inc., 5.15% due 4/21/2020	A-/A2	3,000,000	3,224,925

[a,b]	Sinopec Group Overseas Development Ltd., 2.75% due 5/17/2017	A+/Aa3	6,000,000	6,019,158

[a]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	BBB-/Baa2	11,015,000	11,406,187

[a]	Transcontinental Gas Pipe Line Co., LLC, 7.85% due 2/1/2026	BBB-/Baa2	11,000,000	13,870,626

	Williams Partners LP, 3.60% due 3/15/2022	BBB-/Baa3	1,800,000	1,809,524

				248,455,348

	FOOD & STAPLES RETAILING — 0.40%

	Food & Staples Retailing — 0.40%

	Whole Foods Market, Inc., 5.20% due 12/3/2025	BBB-/Baa3	18,175,000	19,244,144

				19,244,144

	FOOD, BEVERAGE & TOBACCO — 2.49%

	Beverages — 1.57%

	Anheuser-Busch InBev Finance Inc., 3.30% due 2/1/2023	A-/A3	9,650,000	9,821,114

	Anheuser-Busch InBev Finance Inc. Floating Rate Note, 2.146% due 2/1/2021	A-/A3	7,550,000	7,682,789

	Coca Cola Enterprises, Inc., 5.71% due 3/18/2037	AA-/NR	3,380,000	3,787,713

[a,b]	Coca Cola Icecek Uretim A.S., 4.75% due 10/1/2018	NR/Baa3	5,000,000	5,145,720

[a,b]	JB y Compania, S.A. de C.V., 3.75% due 5/13/2025	BBB/NR	13,750,000	13,080,925

	Molson Coors Brewing Co., 2.10% due 7/15/2021	BBB-/Baa3	6,670,000	6,495,993

	PepsiCo, Inc., 3.10% due 7/17/2022	A/A1	9,250,000	9,502,719

	PepsiCo, Inc. Floating Rate Note, 1.394% due 10/6/2021	A/A1	19,230,000	19,305,209

	Food Products — 0.46%

	General Mills, Inc., 1.40% due 10/20/2017	BBB+/A3	4,600,000	4,605,327

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Ingredion, Inc., 1.80% due 9/25/2017	BBB/Baa2	$12,150,000	$12,165,370

	Mead Johnson Nutrition Co., 4.125% due 11/15/2025	BBB-/Baa1	3,000,000	3,067,170

	Mead Johnson Nutrition Co., 3.00% due 11/15/2020	BBB-/Baa1	1,900,000	1,923,803

	Tobacco — 0.46%

	Altria Group, Inc., 2.625% due 1/14/2020	A-/A3	4,900,000	4,955,840

[a,b]	B.A.T. International Finance plc, 2.125% due 6/7/2017	A-/A3	8,000,000	8,022,384

[a,b]	B.A.T. International Finance plc, 3.95% due 6/15/2025	A-/A3	3,000,000	3,106,872

	Reynolds American, Inc., 6.875% due 5/1/2020	BBB/Baa3	5,000,000	5,677,925

				118,346,873

	HEALTH CARE EQUIPMENT & SERVICES — 1.63%

	Health Care Equipment & Supplies — 0.46%

	Abbott Laboratories, 2.35% due 11/22/2019	A+/Baa3	14,825,000	14,842,479

	Abbott Laboratories, 3.40% due 11/30/2023	A+/Baa3	6,860,000	6,834,213

	Health Care Providers & Services — 1.17%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A-/A3	1,900,000	1,908,313

	Catholic Health Initiatives, 2.95% due 11/1/2022	A-/A3	7,000,000	6,810,440

	UnitedHealth Group, Inc., 3.35% due 7/15/2022	A+/A3	5,000,000	5,151,530

	UnitedHealth Group, Inc., 3.75% due 7/15/2025	A+/A3	5,000,000	5,176,170

	UnitedHealth Group, Inc. Floating Rate Note, 1.33% due 1/17/2017	A+/A3	26,862,000	26,866,647

	Wellpoint, Inc., 2.25% due 8/15/2019	A/Baa2	10,000,000	9,979,800

				77,569,592

	HOUSEHOLD & PERSONAL PRODUCTS — 0.11%

	Household Products — 0.11%

	Edgewell Personal Care, 4.70% due 5/24/2022	BB+/Ba2	2,000,000	2,060,000

[a,b]	Kimberly-Clark de Mexico, 3.80% due 4/8/2024	A-/NR	3,000,000	2,961,789

				5,021,789

	INSURANCE — 3.27%

	Insurance — 3.27%

	CNA Financial Corp., 4.50% due 3/1/2026	BBB/Baa2	20,000,000	20,914,800

[a,b]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	A/Baa2	10,260,000	9,901,475

[a]	Forethought Financial Group, Inc., 8.625% due 4/15/2021	BBB-/Baa3	2,270,000	2,522,733

	Hanover Insurance Group, Inc., 4.50% due 4/15/2026	BBB/Baa3	10,000,000	10,048,620

	Horace Mann Educators Corp., 4.50% due 12/1/2025	BBB/Baa3	4,800,000	4,788,038

	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	BBB/Baa2	3,000,000	3,057,924

	Kemper Corp., 4.35% due 2/15/2025	BBB-/Baa3	7,540,000	7,496,072

[a,b]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	BBB/Baa2	11,000,000	11,585,893

	Marsh & McLennan Companies, Inc., 3.30% due 3/14/2023	A-/Baa1	3,000,000	3,048,822

[a]	MassMutual Global Funding, LLC, 2.00% due 4/5/2017	AA+/Aa2	8,000,000	8,019,792

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	BBB+/NR	$5,000,000	$5,228,595

[a]	Pricoa Global Funding I, 1.35% due 8/18/2017	AA-/A1	10,000,000	10,005,230

[a]	Principal Life Global Funding II, 1.50% due 9/11/2017	A+/A1	6,950,000	6,954,629

[a]	Principal Life Global Funding II, 2.375% due 9/11/2019	A+/A1	2,450,000	2,459,802

[a]	Principal Life Global Funding II, 2.20% due 4/8/2020	A+/A1	7,000,000	6,947,591

	Reinsurance Group of America, Inc., 3.95% due 9/15/2026	A-/Baa1	3,765,000	3,724,827

[a]	Reliance Standard Life Insurance Co., 2.50% due 4/24/2019	A/A2	9,900,000	9,964,043

[a]	Reliance Standard Life Insurance Co., 2.50% due 1/15/2020	A/A2	15,000,000	14,909,010

[a]	Reliance Standard Life Insurance Co., 3.05% due 1/20/2021	A/A2	3,975,000	4,006,645

[b]	Trinity Acquisition plc, 4.40% due 3/15/2026	BBB/Baa3	9,815,000	9,935,273

				155,519,814

	MATERIALS — 1.38%

	Chemicals — 0.50%

	Airgas, Inc., 3.05% due 8/1/2020	A-/A3	4,950,000	5,060,900

[a]	Incitec Pivot Finance, LLC, 6.00% due 12/10/2019	BBB/Baa3	4,538,000	4,882,121

[a,b]	Office Cherifien des Phosphates, 5.625% due 4/25/2024	BBB-/NR	8,555,000	8,845,819

[a,b]	Yara International ASA, 3.80% due 6/6/2026	BBB/Baa2	5,000,000	4,901,330

	Construction Materials — 0.01%

	CRH America, Inc., 8.125% due 7/15/2018	BBB+/Baa2	650,000	711,012

	Metals & Mining — 0.87%

[a,b]	Anglo American Capital plc, 2.625% due 9/27/2017	BB+/Ba2	9,700,000	9,700,000

[b]	Anglogold Holdings plc, 5.375% due 4/15/2020	BB+/Baa3	9,100,000	9,350,250

[b]	Anglogold Holdings plc, 5.125% due 8/1/2022	BB+/Baa3	6,500,000	6,461,650

[a,b]	Glencore Finance Canada Ltd., 4.95% due 11/15/2021	BBB-/Baa3	5,000,000	5,350,000

[a,b]	Newcrest Finance Property Ltd., 4.20% due 10/1/2022	BBB-/Baa3	10,459,000	10,516,828

				65,779,910

	MEDIA — 0.11%

	Media — 0.11%

	The Washington Post Co., 7.25% due 2/1/2019	BB+/Ba1	5,000,000	5,414,550

				5,414,550

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.25%

	Biotechnology — 0.40%

	Biogen, Inc., 3.625% due 9/15/2022	A-/Baa1	5,000,000	5,132,330

	Gilead Sciences, Inc., 2.55% due 9/1/2020	A/A3	4,820,000	4,870,798

	Gilead Sciences, Inc., 3.25% due 9/1/2022	A/A3	4,650,000	4,746,380

	Gilead Sciences, Inc., 2.50% due 9/1/2023	A/A3	4,695,000	4,527,487

	Pharmaceuticals — 0.85%

[b]	Actavis Funding SCS, 1.85% due 3/1/2017	BBB/Baa3	2,000,000	2,001,946

[b]	Actavis Funding SCS, 2.35% due 3/12/2018	BBB/Baa3	1,720,000	1,729,943

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	Actavis Funding SCS, 3.45% due 3/15/2022	BBB/Baa3	$5,000,000	$5,075,045

[b]	Actavis Funding SCS, 3.80% due 3/15/2025	BBB/Baa3	5,000,000	5,005,890

[b]	Actavis Funding SCS Floating Rate Note, 2.208% due 3/12/2020	BBB/Baa3	4,940,000	5,034,586

[a]	Bayer U.S. Finance, LLC, 1.50% due 10/6/2017	A-/A3	1,725,000	1,722,735

[a]	EMD Finance, LLC Floating Rate Note, 1.343% due 3/17/2017	A/Baa1	9,550,000	9,552,197

[a,b]	Mylan N.V., 3.00% due 12/15/2018	BBB-/Baa3	4,900,000	4,935,437

	Zoetis, Inc., 3.45% due 11/13/2020	BBB/Baa2	1,925,000	1,975,745

	Zoetis, Inc., 4.50% due 11/13/2025	BBB/Baa2	3,000,000	3,180,444

				59,490,963

	REAL ESTATE — 1.12%

	Equity Real Estate Investment Trusts — 0.84%

	Alexandria Real Estate Equities, Inc., 3.90% due 6/15/2023	BBB-/Baa2	11,700,000	11,878,074

	Alexandria Real Estate Equities, Inc., 3.95% due 1/15/2027	BBB-/Baa2	3,975,000	3,957,422

	EPR Properties, 5.25% due 7/15/2023	BBB-/Baa2	4,041,000	4,199,993

	Washington REIT, 4.95% due 10/1/2020	BBB/Baa2	19,100,000	20,059,699

	Real Estate Management & Development — 0.28%

	Jones Lang LaSalle, Inc., 4.40% due 11/15/2022	BBB+/Baa2	3,000,000	3,093,273

[a,b]	Vonovia Finance B.V., 3.20% due 10/2/2017	BBB+/NR	10,000,000	10,092,220

				53,280,681

	RETAILING — 0.42%

	Multiline Retail — 0.42%

	Family Dollar Stores, Inc., 5.00% due 2/1/2021	BBB-/Ba1	18,475,000	19,722,063

				19,722,063

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.11%

	Semiconductors & Semiconductor Equipment — 0.11%

	Intel Corp., 3.10% due 7/29/2022	A+/A1	5,000,000	5,141,635

				5,141,635

	SOFTWARE & SERVICES — 2.60%

	Information Technology Services — 1.08%

	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	BBB+/Baa1	8,000,000	8,388,136

	Fidelity National Information Services, Inc., 2.85% due 10/15/2018	BBB/Baa3	4,850,000	4,934,356

	Fiserv, Inc., 2.70% due 6/1/2020	BBB/Baa2	6,900,000	6,933,320

	SAIC, Inc., 4.45% due 12/1/2020	BBB-/Ba1	2,000,000	2,060,200

	Total System Services, Inc., 2.375% due 6/1/2018	BBB-/Baa3	20,915,000	21,001,567

	Total System Services, Inc., 3.75% due 6/1/2023	BBB-/Baa3	5,000,000	4,965,975

	Total System Services, Inc., 3.80% due 4/1/2021	BBB-/Baa3	2,950,000	3,044,834

	Internet Software & Services — 0.39%

	eBay, Inc., 2.50% due 3/9/2018	BBB+/Baa1	4,885,000	4,927,885

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.75% due 4/15/2023	BBB/Baa3	$8,175,000	$8,563,313

[a,b]	Tencent Holdings Ltd., 2.00% due 5/2/2017	A/A2	5,000,000	5,001,855

	Software — 1.13%

	Autodesk, Inc., 3.125% due 6/15/2020	BBB/Baa2	1,945,000	1,966,416

	Autodesk, Inc., 4.375% due 6/15/2025	BBB/Baa2	1,000,000	1,027,258

	CA Technologies, Inc., 3.60% due 8/1/2020	BBB+/Baa2	13,905,000	14,257,672

	CA Technologies, Inc., 2.875% due 8/15/2018	BBB+/Baa2	4,082,000	4,139,585

	CDK Global, Inc., 3.80% due 10/15/2019	BB+/Ba1	5,000,000	5,037,500

	Oracle Corp., 2.50% due 5/15/2022	AA-/A1	9,400,000	9,334,717

	Oracle Corp., 1.90% due 9/15/2021	AA-/A1	11,825,000	11,555,307

	Oracle Corp., 2.40% due 9/15/2023	AA-/A1	6,650,000	6,442,527

				123,582,423

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.97%

	Communications Equipment — 0.97%

	Cisco Systems, Inc. Floating Rate Note, 1.511% due 2/21/2018	AA-/A1	9,850,000	9,906,618

[b]	Ericsson LM, 4.125% due 5/15/2022	BBB/Baa3	21,215,000	21,290,271

	Juniper Networks, Inc., 3.30% due 6/15/2020	BBB/Baa2	4,825,000	4,928,081

	Juniper Networks, Inc., 3.125% due 2/26/2019	BBB/Baa2	10,000,000	10,159,660

	Computers & Peripherals — 0.12%

	Lexmark International, Inc., 6.125% due 3/15/2020	BB/Ba2	5,375,000	5,473,411

	Electronic Equipment, Instruments & Components — 0.47%

	Ingram Micro, Inc., 5.45% due 12/15/2024	NR/Ba1	5,596,000	5,265,763

	Trimble Navigation, Ltd., 4.75% due 12/1/2024	BBB-/Baa2	17,000,000	17,215,458

	Technology, Hardware, Storage & Peripherals — 0.41%

	Apple, Inc. Floating Rate Note, 1.74% due 2/22/2019	AA+/Aa1	4,950,000	5,018,335

	Apple, Inc. Floating Rate Note, 2.05% due 2/23/2021	AA+/Aa1	9,050,000	9,319,156

	Hewlett Packard Enterprise Co. Floating Rate Note, 2.928% due 10/5/2018	BBB/NR	4,900,000	5,006,947

				93,583,700

	TELECOMMUNICATION SERVICES — 2.56%

	Diversified Telecommunication Services — 1.68%

	AT&T, Inc., 1.928% due 6/30/2020	BBB+/Baa1	4,950,000	4,976,849

	AT&T, Inc., 3.60% due 2/17/2023	BBB+/Baa1	8,000,000	8,068,160

	AT&T, Inc., 4.45% due 4/1/2024	BBB+/Baa1	10,000,000	10,424,360

	AT&T, Inc., 3.00% due 6/30/2022	BBB+/Baa1	4,500,000	4,417,245

	AT&T, Inc., 1.847% due 11/27/2018	BBB+/Baa1	11,350,000	11,430,801

	Michigan Bell Telephone Co., 7.85% due 1/15/2022	BBB+/NR	3,000,000	3,543,807

	Qwest Corp., 6.75% due 12/1/2021	BBB-/Ba1	3,000,000	3,255,000

	Verizon Communications, Inc., 2.625% due 2/21/2020	BBB+/Baa1	4,997,000	5,044,941

	Verizon Communications, Inc., 3.45% due 3/15/2021	BBB+/Baa1	9,600,000	9,911,069

18

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Verizon Communications, Inc., 3.50% due 11/1/2024	BBB+/Baa1	$4,683,000	$4,667,977

	Verizon Communications, Inc., 3.00% due 11/1/2021	BBB+/Baa1	5,000,000	5,036,455

	Verizon Communications, Inc. Floating Rate Note, 1.763% due 6/17/2019	BBB+/Baa1	6,970,000	7,033,371

	Verizon Communications, Inc. Floating Rate Note, 2.709% due 9/14/2018	BBB+/Baa1	1,825,000	1,865,738

	Wireless Telecommunication Services — 0.88%

[a]	Crown Castle Towers, LLC, 6.113% due 1/15/2040	NR/A2	6,970,000	7,551,722

[a]	Unison Ground Lease Funding, LLC, 6.392% due 4/15/2040	NR/NR	9,640,000	10,179,458

[b]	Vodafone Group plc, 1.25% due 9/26/2017	BBB+/Baa1	24,245,000	24,200,026

				121,606,979

	TRANSPORTATION — 1.86%

	Air Freight & Logistics — 0.02%

[a]	FedEx Corp. 2012 Pass-Through Trust, 2.625% due 1/15/2018	BBB/Baa1	1,134,764	1,133,922

	Airlines — 0.45%

	American Airlines Group, Inc., 4.95% due 7/15/2024	A/NR	5,819,148	6,204,667

	American Airlines Group, Inc., 3.60% due 3/22/2029	AA/Aa3	9,763,466	9,702,445

	US Airways, 6.25% due 10/22/2024	A/A3	4,845,326	5,378,311

	Road & Rail — 1.31%

[a,b]	Asciano Finance Ltd., 5.00% due 4/7/2018	BBB-/Baa3	2,000,000	2,054,812

[a]	BNSF Railway Co., 3.442% due 6/16/2028	AA/Aa2	14,153,711	14,651,337

[a,b]	LeasePlan Corp. NV, 2.50% due 5/16/2018	BBB-/Baa1	10,000,000	10,014,540

[a]	Penske Truck Leasing Co., LP/PTL Finance Corp., 4.25% due 1/17/2023	BBB/Baa2	5,000,000	5,192,995

[a]	Penske Truck Leasing Co., LP/PTL Finance Corp., 3.375% due 2/1/2022	BBB/Baa2	15,000,000	15,126,885

[a]	TTX Co., 4.15% due 1/15/2024	A+/Baa1	6,000,000	6,289,794

[a]	TTX Co., 5.453% due 1/2/2022	NR/NR	4,005,296	4,207,483

[a]	TTX Co., 2.25% due 2/1/2019	A+/Baa1	5,000,000	4,997,125

	Transportation Infrastructure — 0.08%

[a,b]	Mexico City Airport Trust, 4.25% due 10/31/2026	BBB+/Baa1	3,750,000	3,675,000

				88,629,316

	UTILITIES — 6.70%

	Electric Utilities — 5.13%

	Appalachian Power Co., 3.40% due 6/1/2025	BBB+/Baa1	7,000,000	7,089,054

	Cleveland Electric Illuminating Co., 7.88% due 11/1/2017	BBB+/Baa1	15,359,000	16,154,396

	Duke Energy Corp. Floating Rate Note, 1.226% due 4/3/2017	BBB+/Baa1	39,371,000	39,400,607

	Duke Energy Florida Project Finance, LLC, 1.196% due 3/1/2022	AAA/Aaa	12,250,000	12,153,078

[a,b]	Electricite de France S.A., 2.15% due 1/22/2019	A-/A3	4,900,000	4,910,947

[a,b]	Electricite de France S.A. Floating Rate Note, 1.341% due 1/20/2017	A-/A3	18,700,000	18,701,515

[a,b]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB/Baa2	15,889,000	16,373,853

	Entergy Louisiana, LLC, 4.80% due 5/1/2021	A/A2	4,300,000	4,644,314

	Entergy Texas, Inc., 7.125% due 2/1/2019	A/Baa1	2,000,000	2,200,984

19

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Exelon Corp., 1.55% due 6/9/2017	BBB-/Baa2	$2,950,000	$2,944,631

	Exelon Corp., 2.85% due 6/15/2020	BBB-/Baa2	2,950,000	2,981,491

[a]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	BBB-/Baa2	15,000,000	15,528,780

[a,b]	Korea Western Power Co., Ltd., 2.875% due 10/10/2018	NR/Aa2	10,000,000	10,117,870

[a]	Monongahela Power Co., 5.70% due 3/15/2017	BBB+/A3	4,785,000	4,823,730

[a]	Monongahela Power Co., 4.10% due 4/15/2024	BBB+/A3	8,000,000	8,388,128

	NextEra Energy Capital Holdings, Inc., 1.586% due 6/1/2017	BBB+/Baa1	6,715,000	6,718,942

	Northern States Power Company-Wisconsin, 3.30% due 6/15/2024	A/Aa3	10,000,000	10,079,080

	Public Service Co. of New Mexico, 5.35% due 10/1/2021	BBB+/Baa2	3,000,000	3,292,356

[a]	Rochester Gas & Electric, 5.90% due 7/15/2019	A/A2	11,732,000	12,730,358

	Southern Power Co., 2.375% due 6/1/2020	BBB+/Baa1	9,693,000	9,619,159

[a,b]	State Grid Overseas Investment (2014) Ltd., 2.75% due 5/7/2019	AA-/Aa3	9,000,000	9,117,297

[a]	Steelriver Transmission Co., LLC, 4.71% due 6/30/2017	NR/Baa1	2,871,574	2,890,770

	The Southern Co., 2.45% due 9/1/2018	BBB+/Baa2	4,825,000	4,874,548

	Toledo Edison Co., 7.25% due 5/1/2020	BBB+/Baa1	167,000	184,756

[a,b]	Transelec S.A., 4.25% due 1/14/2025	BBB/Baa1	6,000,000	6,020,688

	UIL Holdings Corp., 4.625% due 10/1/2020	BBB+/Baa1	11,660,000	12,174,334

	Gas Utilities — 0.74%

	AGL Capital Corp., 3.50% due 9/15/2021	A-/Baa1	9,925,000	10,200,647

[a,b]	APT Pipelines Ltd., 3.875% due 10/11/2022	BBB/Baa2	5,500,000	5,515,307

	Spire, Inc., 2.55% due 8/15/2019	BBB+/Baa2	2,350,000	2,361,127

	Spire, Inc. Floating Rate Note, 1.656% due 8/15/2017	BBB+/Baa2	16,900,000	16,905,019

	Independent Power & Renewable Electricity Producers — 0.14%

[a]	Midland Cogeneration Venture, 6.00% due 3/15/2025	BBB-/NR	6,279,152	6,645,873

	Multi-Utilities — 0.69%

	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	BBB+/A2	3,900,000	3,942,888

	Dominion Gas Holdings, LLC, 2.80% due 11/15/2020	BBB+/A2	5,000,000	5,045,500

[a]	Enable Oklahoma Intrastate Transmission, LLC, 6.25% due 3/15/2020	BB+/Baa3	3,640,000	3,855,790

[a,b]	Korea Hydro & Nuclear Power Co. Ltd., 2.875% due 10/2/2018	AA/Aa2	7,000,000	7,088,690

[a]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	A-/A2	10,000,000	10,671,510

	SCANA Corp., 4.125% due 2/1/2022	BBB/Baa3	2,000,000	2,020,780

				318,368,797

	TOTAL CORPORATE BONDS (Cost $2,261,630,977)			2,286,997,905

20

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	CONVERTIBLE BONDS — 0.42%
	REAL ESTATE — 0.42%

	Equity Real Estate Investment Trusts — 0.42%

[a]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	$19,950,000	$19,950,000

				19,950,000

	TOTAL CONVERTIBLE BONDS (Cost $19,950,000)			19,950,000

	MUNICIPAL BONDS — 2.48%

	American Municipal Power Ohio, Inc., 5.072% due 2/15/2018 (Meldahl Hydroelectric)	A/A3	5,000,000	5,157,450

	Anaheim California Public Financing Authority, 5.316% due 9/1/2017 (Anaheim Public Improvements; Insured: Natl-Re/FGIC)	AA-/A1	520,000	527,483

	Anaheim California Public Financing Authority, 5.486% due 9/1/2020 (Anaheim Public Improvements; Insured: Natl-Re)	AA-/A1	3,270,000	3,416,561

	Brentwood California Infrastructure Financing Authority, 6.16% due 10/1/2019 (Civic Center)	AA/NR	2,110,000	2,240,714

	California HFFA, 6.76% due 2/1/2019 (Community Program for Persons with Developmental Disabilities)	AA-/NR	3,905,000	4,158,278

	California School Finance Authority, 5.041% due 7/1/2020 (LOC: City National Bank)	AA+/NR	4,000,000	4,328,400

	Camden County Improvement Authority, 5.47% due 7/1/2018 (Cooper Medical School of Rowan University)	A/A2	2,140,000	2,241,265

	Camden County Improvement Authority, 5.62% due 7/1/2019 (Cooper Medical School of Rowan University)	A/A2	3,025,000	3,239,654

	City and County of San Francisco Redevelopment Financing Authority, 8.00% due 8/1/2019 (San Francisco Redevelopment Projects)	AA-/A2	6,500,000	7,081,165

	City of Fort Collins Colorado Electric Utility Enterprise, 4.92% due 12/1/2020 (Fort Collins Smart Grid)	AA-/NR	2,250,000	2,358,877

	City of Riverside California, 5.61% due 8/1/2017 (City Sewer System)	A+/A1	2,000,000	2,047,660

	Connecticut Housing Finance Authority, 5.071% due 11/15/2019 (Housing Mtg Finance Program)	AAA/Aaa	1,585,000	1,627,224

	Denver Public Schools COP, 2.018% due 12/15/2019 (School District No. 1 Educational Facilities)	NR/Aa3	3,000,000	2,995,830

	JobsOhio Beverage System, 2.217% due 1/1/2019 (State Liquor Enterprise)	AA/Aa3	11,245,000	11,387,924

	Kentucky Asset/Liability Commission, 2.099% due 4/1/2019 (Commonwealth of Kentucky and Teachers’ Retirement System Funding Obligations)	A/Aa3	3,000,000	3,015,060

	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020 (Los Angeles County & USC Medical Center Projects)	AA/Aa3	3,000,000	3,328,260

	Louisiana Local Government Environmental Facilities and Community Development Authority, 1.66% due 2/1/2022 (Louisiana Utilities Restoration)	AAA/Aaa	5,523,600	5,538,514

	Municipal Improvement Corp. of Los Angeles, 6.165% due 11/1/2020 (Recovery Zone Economic Development)	A+/Aa3	11,885,000	13,155,863

	New York City Transitional Finance Authority, 4.075% due 11/1/2020 (World Trade Center Recovery)	AAA/Aa1	2,500,000	2,657,475

21

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Oklahoma Development Finance Authority, 8.00% due 5/1/2020 (Cleveland County Industrial Authority (CCIA) - Hitachi Norman, Oklahoma Project)	NR/NR	$4,560,000	$4,595,386

	Orleans Parish School Board GO, 4.40% due 2/1/2021 (Educational Facilities Improvements; Insured: AGM)	AA/A2	10,000,000	10,751,500

	Redevelopment Agency of the City of Redlands, 5.818% due 8/1/2022 (Redlands Redevelopment; Insured: AMBAC) (ETM)	NR/NR	1,495,000	1,630,163

	Redevelopment Agency of the County of San Bernardino, 7.135% due 9/1/2020 (San Sevaine Redevelopment Project)	BBB/NR	1,045,000	1,105,934

	Rutgers State University GO, 2.342% due 5/1/2019 (New Brunswick, Newark and Camden Campus Facilities)	A+/Aa3	3,485,000	3,503,331

	Rutgers State University GO, 3.028% due 5/1/2021 (New Brunswick, Newark and Camden Campus Facilities)	A+/Aa3	1,500,000	1,509,000

	Sandoval County, New Mexico, 1.452% due 6/1/2017	A+/NR	1,000,000	1,000,020

	Tampa-Hillsborough County Florida Expressway Authority, 2.22% due 7/1/2018 (Electronic Tolling Program)	A/A2	2,000,000	1,999,120

	Tampa-Hillsborough County Florida Expressway Authority, 2.49% due 7/1/2019 (Electronic Tolling Program)	A/A2	2,500,000	2,495,175

	Tampa-Hillsborough County Florida Expressway Authority, 2.84% due 7/1/2020 (Electronic Tolling Program)	A/A2	1,750,000	1,747,113

	Wallenpaupack Area School District GO, 3.80% due 9/1/2019 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	3,000,000	3,115,500

	Wallenpaupack Area School District GO, 4.00% due 9/1/2020 (Pike and Wayne Counties Educational Facilities) (State Aid Withholding)	AA/NR	2,750,000	2,882,165

	Yuba Levee Financing Authority, 6.375% due 9/1/2021 (pre-refunded 9/1/2017) (Yuba County Levee Financing Project)	AA/NR	1,000,000	1,034,310

	TOTAL MUNICIPAL BONDS (Cost $112,785,995)			117,872,374

	SHORT TERM INVESTMENTS — 5.85%

Bank of New York Tri-Party Repurchase Agreement 0.86% dated 12/30/2016 due 1/3/2017, repurchase price $125,011,944 collateralized by 60 corporate debt securities, having an average coupon of 3.72%, a minimum credit rating of BBB-, maturity dates from 1/19/2017 to 11/30/2046, and having an aggregate market value of $133,973,652 at 12/30/2016

	Federal Home Loan Discount Note, 0.34% due 1/6/2017	NR/NR	5,000,000	4,999,764

	Federal Home Loan Discount Note, 0.30% due 1/5/2017	NR/NR	50,000,000	49,998,333

	Intercontinental Exchange, 0.68% due 1/5/2017	NR/NR	10,000,000	9,999,245

[b]	International Bank for Reconstruction & Development Discount Note, 0.50% due 1/19/2017	NR/NR	15,000,000	14,996,250

[b]	International Bank for Reconstruction & Development Discount Note, 0.50% due 1/13/2017	NR/NR	10,000,000	9,998,333

	Louisville Gas & Electric Co, 0.83% due 1/5/2017	NR/NR	6,000,000	5,999,447

	United States Treasury Bill, 0.309% due 1/19/2017	NR/NR	8,800,000	8,798,640

	United States Treasury Bill, 0.271% due 1/12/2017	NR/NR	35,000,000	34,997,102

	United States Treasury Bill, 0.367% due 1/5/2017	NR/NR	13,100,000	13,099,466

	TOTAL SHORT TERM INVESTMENTS (Cost $277,886,580)			277,886,580

22

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

	Credit Rating† S&P/Moody’s	Principal Amount	Value

TOTAL INVESTMENTS — 97.70% (Cost $4,626,332,946)			$4,644,047,825

OTHER ASSETS LESS LIABILITIES — 2.30%			109,195,326

NET ASSETS — 100.00%			$4,753,243,151

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2016, the aggregate value of these securities in the Fund’s portfolio was $1,708,125,131, representing 35.94% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

d	Bond in default.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

CMO	Collateralized Mortgage Obligation

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

HFFA	Health Facilities Financing Authority

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SBA	Small Business Administration

SPV	Special Purpose Vehicle

VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers six classes of shares of beneficial interest, Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

23

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

24

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$314,917,830	$314,917,830	$-	$-
U.S. Government Agencies	237,955,611	-	234,561,111	3,394,500
Other Government	69,996,838	-	69,996,838	-
Mortgage Backed	187,423,104	-	187,423,104	-
Asset Backed Securities	1,131,047,583	-	1,121,241,600	9,805,983
Corporate Bonds	2,286,997,905	-	2,286,997,905	-
Convertible Bonds	19,950,000	-	19,950,000	-
Municipal Bonds	117,872,374	-	117,872,374	-
Short Term Investments	277,886,580	-	277,886,580	-

Total Investments in Securities	$4,644,047,825	$314,917,830	$4,315,929,512	$13,200,483

(a) The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at December 31, 2016:

	Fair Value at December 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
U.S. Government Agencies	$3,394,500	Market comparable securities yield method	Yields of comparable securities	3.14% (N/A)
Asset-Backed Securities	9,805,983	Discounted cash flows	Third party vendor projection of discounted cash flows	1.00% - 4.30% (5.65%)

Total	$13,200,483

In accordance with the guidance prescribed in ASU Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2016 is as follows:

	Asset Backed Securities	U.S. Government Agencies	Total(a)
Beginning Balance 9/30/2016	$12,928,917	$3,540,000	$16,468,917
Accrued Discounts (Premiums)	3,734	(10,242)	(6,508)
Net Realized Gain (Loss)	17,160	–	17,160
Gross Purchases	–	–	–
Gross Sales	(3,090,855)	–	(3,090,855)
Net Change in Unrealized Appreciation (Depreciation)	(52,973)	(135,258)	(188,231)
Transfers into Level 3	–	–	–
Transfers out of Level 3	–	–	–

Ending Balance 12/31/2016	$9,805,983	$3,394,500	$13,200,483

(a) Level 3 investments represent 0.28% of total net assets at the period ended December 31, 2016. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

25

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2016 (Unaudited)

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$4,626,332,946

Gross unrealized appreciation on a tax basis	$48,057,045
Gross unrealized depreciation on a tax basis	(30,342,166)

Net unrealized appreciation (depreciation) on investments (tax basis)	$17,714,879

26

SCHEDULE OF INVESTMENTS

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 0.29%
	ENERGY — 0.29%
	Oil, Gas & Consumable Fuels — 0.29%
[a]	ROMGAZ SA-GDR	531,954	$3,016,179

			3,016,179

	TOTAL COMMON STOCK (Cost $5,258,023)		3,016,179

	PREFERRED STOCK — 1.74%
	BANKS — 0.39%
	Banks — 0.39%
	GMAC Capital Trust I Pfd, 8.125%	140,000	3,556,000
[b]	KeyCorp Pfd, 8.625%	17,732	451,989

			4,007,989

	MISCELLANEOUS — 1.02%
	U.S. Government Agencies — 1.02%
	Farm Credit Bank of Texas Pfd, 10.00%	1,000	1,197,500
[a]	Cobank, ACB Pfd, 6.25%	50,000	5,095,315
[a]	AgriBank, FCB Pfd, 6.875%	40,000	4,255,000

			10,547,815

	REAL ESTATE — 0.06%
	Equity Real Estate Investment Trusts — 0.06%
	VEREIT, Inc. Pfd, 6.70%	25,857	653,923

			653,923

	TELECOMMUNICATION SERVICES — 0.27%
	Wireless Telecommunication Services — 0.27%
[a,c]	Centaur Funding Corp. Pfd, 9.08%	2,380	2,784,600
			2,784,600

	TOTAL PREFERRED STOCK (Cost $17,336,769)		17,994,327

	ASSET BACKED SECURITIES — 14.16%
	ADVANCE RECEIVABLES — 0.55%
[a]	SPS Servicer Advance Receivables Trust, Series 2016-T1 Class AT1, 2.53%, 11/16/2048	$800,000	797,931
[a]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575%, 10/15/2049	5,000,000	4,940,684

			5,738,615

	AUTO RECEIVABLES — 1.63%
[a]	Drive Auto Receivables Trust, 2.59%, 12/16/2019	8,497,372	8,517,378

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
[a]	DT Auto Owner Trust, Series 2016-4A Class A, 1.44%, 11/15/2019	$1,806,046	$1,803,725
[a]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87%, 10/15/2021	4,483,601	4,467,360
[a,d]	OSCAR US Funding Trust, Series 2016-2A Class A2A, 2.31%, 11/15/2019	2,100,000	2,097,900

			16,886,363

	COMMERCIAL MTG TRUST — 1.46%
[a]	Capital Automotive REIT, Series 2012-1A Class A, 4.70%, 7/15/2042	2,795,247	2,812,712
[a]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 6.18%, 4/15/2044	6,200,000	6,499,808
	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 2.977%, 3/25/2034	89,925	73,736
[a]	Credit Suisse Mortgage Trust, Series 2016-BDWN Class E, 12.024%, 2/15/2029	3,000,000	3,000,485
[a]	FREMF Mortgage Trust, Series 2013-KF02 Class B Floating Rate Note, 3.531%, 12/25/2045	598,350	608,344
[a,d]	FREMF Mortgage Trust, Series 2016-KF24 Class B Floating Rate Note, 5.624%, 10/25/2026	2,090,000	2,090,000

			15,085,085

	OTHER ASSET BACKED — 7.73%
[a]	321 Henderson Receivables, LLC, Series 2006-3A Class A1, 0.642%, 9/15/2041	3,270,511	3,084,528
[a]	321 Henderson Receivables, LLC, Series 2014-1A Class A, 3.96%, 3/15/2063	5,529,347	5,423,867
[a]	Aircraft Certificate Owner Trust, Series 2003-1A Class E, 7.001%, 9/20/2022	2,853,894	3,010,858
[a]	BCC Funding Corp., Series 2016-1 Class A1, 1.10%, 9/20/2017	1,353,940	1,350,603
[a]	Dominos Pizza Master Issuer, LLC, Series 2012-1A Class A2, 5.216%, 1/25/2042	5,849,100	5,956,288
[a,c]	ECAF Ltd., Series 2015-1A Class B1, 5.802%, 6/15/2040	7,060,210	6,949,894
[a]	Engs Commercial Finance Trust, Series 2016-1A Class A1, 1.25%, 11/22/2017	2,438,345	2,438,345
[a]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	3,000,000	3,044,085
[a,c]	Global SC Finance SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	3,602,083	3,458,942
[a]	JPR Royalty, LLC, 14.00%, 9/1/2020	2,000,000	1,000,000
[a]	Motel 6 Trust, Series 2015-MTL6 Class B, 3.298%, 2/5/2030	3,470,000	3,463,312
[a,d]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.622%, 12/1/2037	650,000	601,250
[a]	OnDeck Asset Securitization Trust II, LLC, Series 2016-1A Class A, 4.21%, 5/17/2020	4,470,000	4,413,385
[a]	Progreso Receivables Funding, LLC, Series 2015-A Class A, 3.625%, 2/8/2020	10,025,000	10,019,400
[a]	SBA Tower Trust, 3.598%, 4/15/2043	1,080,000	1,083,984
[a]	SBA Tower Trust, Series 2012-1 Class C, 2.933%, 12/9/2042	625,000	625,648
[a]	SBA Tower Trust, Series 2015-1 Class C, 3.156%, 10/15/2045	3,750,000	3,780,277
[a]	SBA Tower Trust, Series 2016-1 Class C, 2.877%, 7/15/2021	2,275,000	2,255,617
[a,d]	Scala Funding Co., Series 2016-1 Class B, 5.21%, 2/15/2021	4,000,000	4,010,000
[a]	SolarCity LMC, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	2,925,450	2,744,999
[a]	SolarCity LMC, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	3,064,345	2,889,441
[a]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472%, 5/20/2046	3,081,917	3,042,479
[a]	VB-S1 Issuer LLC, Series 16-1A Class C, 3.065%, 6/15/2046	3,100,000	3,059,372

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
[a]	Westgate Resorts, Series 2016-1A Class A, 3.50%, 12/20/2028	$2,391,747	$2,382,872

			80,089,446

	RESIDENTIAL MTG TRUST — 1.29%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.927%, 12/20/2036	508,494	96,332
	Bear Stearns ARM Mortgage, Series 2003-6 Class 2B-1, 2.907%, 8/25/2033	147,802	129,530
[a]	Citigroup Mortgage Loan Trust, Inc., Series 2014-A Class A, 4.00%, 1/25/2035	2,765,076	2,835,332
	Countrywide, Series 2005-11 Class AF3, 4.732%, 2/25/2036	235,126	236,877
[a]	CS First Boston Mortgage Securities Co., Series 2005-CF1 Class M1, 1.456%, 3/25/2045	900,370	881,347
	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 2.862%, 8/25/2034	260,260	238,577
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 1.076%, 11/25/2035	559,464	558,679
[a,d]	Senior Homeowner Assistance Program, Series 2013-RM1 Class A, 4.00%, 5/26/2053	1,818,395	1,803,848
	Structured Asset Securities Corp., Series 2004-20 Class 7A1, 5.25%, 11/25/2034	493,916	510,255
[a]	TAL Advantage V, LLC, Series 2014-1A Class A, 3.51%, 2/22/2039	6,270,833	6,031,374
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.812%, 2/25/2035	150,668	20,677

			13,342,828

	STUDENT LOAN — 1.50%
	Access Group, Inc., Series 2005-A Class A3, 1.282%, 7/25/2034	3,863,549	3,575,700
[a]	Earnest Student Loan Program, LLC, Series 2016-C Class A2, 2.68%, 7/25/2035	3,388,510	3,293,909
[a]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 2.37%, 12/26/2040	4,500,000	4,498,646
[a]	Social Professional Loan Program, LLC, Series 2014-A Class A2, 3.02%, 10/25/2027	2,095,258	2,125,846
[a]	Social Professional Loan Program, LLC, Series 2014-B Class A1 Floating Rate Note, 2.006%, 8/25/2032	1,996,156	2,017,964

			15,512,065

	TOTAL ASSET BACKED SECURITIES (Cost $149,308,643)		146,654,402

	CORPORATE BONDS — 59.58%
	AUTOMOBILES & COMPONENTS — 0.20%
	Auto Components — 0.20%
[a,c]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	2,000,000	2,075,000

			2,075,000

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	BANKS — 0.99%
	Banks — 0.99%
	Bank of America Corp., 4.20%, 8/26/2024	$3,200,000	$3,259,853
[c]	Royal Bank of Scotland Group plc, 9.50%, 3/16/2022	2,000,000	2,030,920
[c]	Royal Bank of Scotland Group plc, 6.125%, 12/15/2022	2,000,000	2,126,666
[a,c]	Sberbank of Russia, 5.50%, 2/26/2024	2,750,000	2,794,687

			10,212,126

	CAPITAL GOODS — 4.01%
	Aerospace & Defense — 0.28%
[a]	CBC Ammo, LLC, 7.25%, 11/15/2021	2,970,000	2,918,025
	Building Products — 0.30%
[a,c]	Ardagh Packaging Group Ltd., 4.156%, 5/15/2021	3,000,000	3,090,000
	Construction & Engineering — 1.34%
	URS Corp., 3.85%, 4/1/2017	7,310,000	7,328,275
[a]	Zachry Holdings, Inc., 7.50%, 2/1/2020	6,310,000	6,475,638
	Electrical Equipment — 0.43%
[a,c]	Sensata Technologies UK Finance Co., 6.25%, 2/15/2026	3,550,000	3,709,750
[a]	Wesco Distribution, Inc., 5.375%, 6/15/2024	760,000	761,900
	Machinery — 0.31%
[a,c]	Automation Tooling Systems, 6.50%, 6/15/2023	3,125,000	3,234,375
	Trading Companies & Distributors — 1.35%
[a]	Aviation Capital Group Corp., 7.125%, 10/15/2020	1,881,000	2,172,555
[a]	International Lease Finance Corp., 7.125%, 9/1/2018	8,000,000	8,620,000
[a]	Wajax Corp. (CAD), 6.125%, 10/23/2020	4,210,000	3,195,009

			41,505,527

	COMMERCIAL & PROFESSIONAL SERVICES — 3.20%
	Commercial Services & Supplies — 1.34%
[a]	ACCO Brands Corp., 5.25%, 12/15/2024	2,000,000	2,013,760
	RR Donnelley & Sons Co., 7.875%, 3/15/2021	6,968,000	7,177,040
	RR Donnelley & Sons Co., 8.875%, 4/15/2021	4,500,000	4,693,500
	Professional Services — 1.86%
	Dun & Bradstreet, Inc., 4.00%, 6/15/2020	4,185,000	4,295,392
[a]	Nielsen Finance, LLC, 5.00%, 4/15/2022	7,420,000	7,559,125
[a]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	3,330,000	3,379,950
	Verisk Analytics, Inc., 4.00%, 6/15/2025	3,920,000	3,975,033

			33,093,800

	COMMERCIAL SERVICES & SUPPLIES — 0.38%
	Diversified Support Services — 0.38%
	Lavare Holding AB (SEK), 4.492%, 4/4/2019	35,000,000	3,937,721

			3,937,721

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	CONSUMER DURABLES & APPAREL — 0.42%
	Leisure Products — 0.25%
	Vista Outdoor, Inc., 5.875%, 10/1/2023	$2,530,000	$2,648,606
	Textiles, Apparel & Luxury Goods — 0.17%
[a]	Hanesbrands, Inc., 4.625%, 5/15/2024	1,775,000	1,721,750

			4,370,356

	CONSUMER SERVICES — 0.80%
	Diversified Consumer Services — 0.60%
[a]	Laureate Education, Inc., 9.25%, 9/1/2019	2,064,000	2,107,860
[a]	Nord Anglia Education Finance, LLC (CHF), 5.75%, 7/15/2022	3,985,000	4,128,621
	Hotels, Restaurants & Leisure — 0.20%
	Aramark Services, Inc., 5.75%, 3/15/2020	1,995,000	2,037,394

			8,273,875

	DIVERSIFIED FINANCIALS — 7.70%
	Capital Markets — 2.96%
	Ares Capital Corp., 4.875%, 11/30/2018	7,000,000	7,255,479
[a]	Ares Finance Co., LLC, 4.00%, 10/8/2024	4,025,000	3,723,531
[a,c]	BTG Investments LP, 4.50%, 4/17/2018	4,750,000	4,525,230
[c]	Credit Suisse Group Funding (Guernsey) Ltd., 3.80%, 9/15/2022	2,450,000	2,471,727
	FS Investment Corp., 4.00%, 7/15/2019	6,286,000	6,302,199
	Goldman Sachs Group, Inc. Floating Rate Note, 1.902%, 10/23/2019	5,895,000	5,942,696
[a]	MSCI, Inc., 4.75%, 8/1/2026	400,000	398,000
	Consumer Finance — 1.39%
	Ally Financial, Inc., 4.75%, 9/10/2018	4,000,000	4,120,000
	First Cash Financial Services, Inc., 6.75%, 4/1/2021	10,000,000	10,325,000
	Diversified Financial Services — 3.35%
[a]	Athene Global Funding, 2.875%, 10/23/2018	4,725,000	4,723,233
[a,c]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	7,000,000	7,087,500
[a]	Citicorp, 8.04%, 12/15/2019	250,000	287,094
[c]	Credit Suisse Group Ltd., 3.80%, 6/9/2023	400,000	399,559
	General Electric Capital Corp. (SEK), 2.625%, 1/16/2018	24,000,000	2,703,913
	Morgan Stanley, 2.281%, 4/21/2021	6,660,000	6,799,700
[a]	MSCI, Inc., 5.25%, 11/15/2024	1,625,000	1,706,250
[a]	MSCI, Inc., 5.75%, 8/15/2025	2,640,000	2,805,000
	S&P Global, Inc., 3.30%, 8/14/2020	1,975,000	2,013,687
	S&P Global, Inc., 4.00%, 6/15/2025	1,590,000	1,633,534
[a]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	5,235,000	4,567,538

			79,790,870

	ENERGY — 7.54%
	Energy Equipment & Services — 1.14%
	Compressco Partners, L.P., 7.25%, 8/15/2022	4,800,000	4,536,000
[a]	Enviva Partners, LP, 8.50%, 11/1/2021	1,900,000	1,980,750
	Oceaneering International, Inc., 4.65%, 11/15/2024	4,075,000	4,019,401
[a,c,e]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	10,684,600	1,282,152
	Oil, Gas & Consumable Fuels — 6.40%
	Calumet Specialty Products Partners, LP, 7.625%, 1/15/2022	2,050,000	1,737,375

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
[a]	Citgo Holding, Inc., 10.75%, 2/15/2020	$980,000	$1,051,050
[a]	Citgo Petroleum Corp., 6.25%, 8/15/2022	450,000	468,000
[a]	Colorado Interstate Gas Co., LLC/Colorado Interstate Issuing Corp., 4.15%, 8/15/2026	4,500,000	4,373,302
	Energy Transfer Partners LP, 3.903%, 11/1/2066	1,200,000	957,900
	Enterprise Products Operating LP, 7.034%, 1/15/2068	1,400,000	1,429,421
[a]	Florida Gas Transmission Co., LLC, 3.875%, 7/15/2022	4,765,000	4,876,439
[a]	Florida Gas Transmission Co., LLC, 4.35%, 7/15/2025	2,224,000	2,241,552
	Global Partners LP/GLP Finance Corp., 6.25%, 7/15/2022	4,975,000	4,766,647
	Gulf South Pipeline Co., LP, 4.00%, 6/15/2022	4,860,000	4,923,083
[a]	Gulfstream Natural Gas System, LLC, 4.60%, 9/15/2025	5,515,000	5,713,860
	HollyFrontier Corp., 5.875%, 4/1/2026	3,500,000	3,576,692
[a,d,e]	Linc Energy, 9.625%, 10/31/2017	1,100,236	45,660
[a,d,e]	Linc Energy, 12.50%, 10/31/2017	6,617,950	66
	NGL Energy Partners LP, 6.875%, 10/15/2021	3,000,000	3,067,500
	Northern Tier Energy, LLC, 7.125%, 11/15/2020	6,450,000	6,699,937
[a,c]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	2,540,424	673,212
	Plains All American Pipeline LP, 8.75%, 5/1/2019	1,000,000	1,138,454
[a,c]	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2019	557,550	529,673
[b,e]	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	30,000
[a]	Rockies Express Pipeline, LLC, 6.85%, 7/15/2018	2,000,000	2,112,500
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	7,010,000	6,834,750
	Tesoro Logistics LP, 6.125%, 10/15/2021	3,375,000	3,543,750
[a]	Texas Gas Transmission, LLC, 4.50%, 2/1/2021	940,000	973,383
[a]	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	3,600,000	4,539,478

			78,121,987

	FOOD & STAPLES RETAILING — 1.66%
	Food & Staples Retailing — 1.66%
[a]	Bakkavor Finance (2) plc (GBP), 8.75%, 6/15/2020	6,275,000	8,259,792
[a]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	3,935,000	3,797,275
	Whole Foods Market, Inc., 5.20%, 12/3/2025	4,830,000	5,114,125

			17,171,192

	FOOD, BEVERAGE & TOBACCO — 1.90%
	Beverages — 0.55%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	2,000,000	618,336
[a,c]	Central America Bottling Corp., 6.75%, 2/9/2022	5,000,000	5,100,000
	Food Products — 0.85%
[a,c]	Barry Callebaut Services NV, 5.50%, 6/15/2023	4,000,000	4,236,600
[a,c]	BRF S.A., 4.75%, 5/22/2024	4,650,000	4,517,475
	Tobacco — 0.50%
	Vector Group Ltd., 7.75%, 2/15/2021	5,000,000	5,212,500

			19,684,911

	HEALTH CARE EQUIPMENT & SERVICES — 2.02%
	Health Care Providers & Services — 2.02%
[a]	Covenant Surgical Partners, Inc., 8.75%, 8/1/2019	6,125,000	5,910,625
	DaVita Healthcare Partners, Inc., 5.00%, 5/1/2025	3,450,000	3,393,938

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	HCA, Inc., 4.50%, 2/15/2027	$1,475,000	$1,449,188
	HCA, Inc., 5.25%, 4/15/2025	1,520,000	1,586,500
	HCA, Inc., 4.75%, 5/1/2023	1,735,000	1,776,206
[a]	LifePoint Health, Inc., 5.375%, 5/1/2024	4,865,000	4,765,267
[a]	Quorum Health Corp., 11.625%, 4/15/2023	1,980,000	1,658,250
[a]	Tenet Healthcare Corp., 7.50%, 1/1/2022	380,000	396,150

			20,936,124

	HOUSEHOLD & PERSONAL PRODUCTS — 1.01%
	Household Products — 0.87%
	Edgewell Personal Care, 4.70%, 5/24/2022	5,990,000	6,169,700
[a]	Energizer Holdings, Inc., 5.50%, 6/15/2025	2,850,000	2,857,125
	Personal Products — 0.14%
[a]	Avon International Operations, Inc., 7.875%, 8/15/2022	1,340,000	1,417,050

			10,443,875

	INSURANCE — 2.45%
	Insurance — 2.45%
	CNA Financial Corp., 4.50%, 3/1/2026	3,460,000	3,618,260
[a,c]	DaVinciRe Holdings Ltd., 4.75%, 5/1/2025	4,790,000	4,622,618
	ELM B.V. (AUD), 3.185%, 4/29/2049	1,000,000	716,671
	ELM B.V. (AUD), 7.635%, 12/29/2049	1,000,000	730,557
[a]	Forethought Financial Group, Inc., 8.625%, 4/15/2021	1,160,000	1,289,150
	Genworth Holdings, Inc., 4.90%, 8/15/2023	6,000,000	4,950,000
	Kemper Corp., 4.35%, 2/15/2025	1,810,000	1,799,455
[a,c]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,160,988
[a]	National Life Insurance of Vermont, 10.50%, 9/15/2039	1,000,000	1,491,545
	Reinsurance Group of America, Inc., 3.95%, 9/15/2026	990,000	979,437

			25,358,681

	MATERIALS — 4.25%
	Chemicals — 1.57%
	CF Industries Holdings, Inc., 6.875%, 5/1/2018	2,975,000	3,131,604
[a,c]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	3,030,000	3,030,000
[a,c]	Kissner Group Holdings, 8.375%, 12/1/2022	4,170,000	4,211,700
[a,c]	Office Cherifien des Phosphates, 5.625%, 4/25/2024	4,710,000	4,870,112
[a]	Scotts Miracle-Gro Co., 5.25%, 12/15/2026	1,000,000	1,000,000
	Construction Materials — 0.72%
[a,c]	Cimpor Financial Operations B.V., 5.75%, 7/17/2024	6,500,000	5,395,650
	Wesco Distribution, Inc., 5.375%, 12/15/2021	2,000,000	2,065,000
	Containers & Packaging — 0.30%
	Graphic Packaging International, Inc., 4.125%, 8/15/2024	3,225,000	3,079,875
	Metals & Mining — 0.97%
[a]	International Wire Group, Inc., 10.75%, 8/1/2021	3,200,000	3,008,000
[a,c]	Newcrest Finance Property Ltd., 4.20%, 10/1/2022	7,000,000	7,038,703
	Paper & Forest Products — 0.69%
[a]	Neenah Paper, Inc., 5.25%, 5/15/2021	7,075,000	7,216,500

			44,047,144

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	MEDIA — 3.03%
	Media — 3.03%
[a]	Cable One, Inc., 5.75%, 6/15/2022	$7,031,000	$7,241,930
[a]	CSC Holdings, LLC, 5.50%, 4/15/2027	1,825,000	1,847,813
[a]	DHX Media Ltd. (CAD), 5.875%, 12/2/2021	1,340,000	1,003,016
[a]	EMI Music Publishing Ltd., 7.625%, 6/15/2024	1,520,000	1,641,600
[a,c]	SFR Group SA, 6.00%, 5/15/2022	5,475,000	5,618,719
[a,c]	SFR Group SA, 7.375%, 5/1/2026	2,365,000	2,424,125
[a]	Sirius XM Canada Holdings, Inc. (CAD), 5.625%, 4/23/2021	7,441,000	5,542,025
	The Washington Post Co., 7.25%, 2/1/2019	2,100,000	2,274,111
[a,c]	Virgin Media, Inc., 5.50%, 8/15/2026	3,790,000	3,780,525

			31,373,864

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.00%
	Pharmaceuticals — 0.00%
[b,d,e]	Atlas U.S. Royalty, LLC Participation Rights, 0%, 3/15/2027	5,450,000	0

			0

	REAL ESTATE — 1.43%
	Equity Real Estate Investment Trusts — 1.15%
	EPR Properties, 5.25%, 7/15/2023	5,000,000	5,196,725
	Retail Opportunity Investments Corp., 5.00%, 12/15/2023	1,500,000	1,536,548
	Select Income REIT, 2.85%, 2/1/2018	5,100,000	5,121,792
	Real Estate Management & Development — 0.28%
[a,c]	Avison Young (Canada), Inc., 9.50%, 12/15/2021	3,000,000	2,947,500

			14,802,565

	RETAILING — 1.71%
	Distributors — 0.58%
	LKQ Corp., Inc., 4.75%, 5/15/2023	6,045,000	6,014,775
	Internet & Direct Marketing Retail — 0.76%
	QVC, Inc., 4.45%, 2/15/2025	8,147,000	7,831,133
	Multiline Retail — 0.37%
[a,c]	Grupo Famsa S.A.B. de C.V., 7.25%, 6/1/2020	5,550,000	3,815,625

			17,661,533

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.24%
	Semiconductors & Semiconductor Equipment — 0.24%
[a,c]	Sensata Technologies B.V., 5.00%, 10/1/2025	2,530,000	2,479,400

			2,479,400

	SOFTWARE & SERVICES — 2.84%
	Information Technology Services — 1.26%
[a]	Alliance Data Systems Corp., 5.375%, 8/1/2022	4,190,000	4,043,350

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Neustar, Inc., 4.50%, 1/15/2023	$8,770,000	$8,967,325
	Internet Software & Services — 0.55%
	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.75%, 4/15/2023	5,417,000	5,674,307
	Software — 1.03%
	Autodesk, Inc., 3.125%, 6/15/2020	2,350,000	2,375,876
	Autodesk, Inc., 4.375%, 6/15/2025	1,600,000	1,643,613
[a,c]	Open Text Corp., 5.875%, 6/1/2026	3,320,000	3,502,600
[a]	Solera Capital, LLC, 10.50%, 3/1/2024	2,830,000	3,183,750

			29,390,821

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.49%
	Communications Equipment — 0.34%
[c]	LM Ericsson, 4.125%, 5/15/2022	3,490,000	3,502,383
	Computers & Peripherals — 0.10%
	Lexmark International, Inc., 6.125%, 3/15/2020	1,038,000	1,057,005
	Electronic Equipment, Instruments & Components — 1.66%
	Anixter, Inc., 5.125%, 10/1/2021	8,395,000	8,730,800
	Ingram Micro, Inc., 5.45%, 12/15/2024	1,951,000	1,835,865
	Trimble Navigation, Ltd., 4.75%, 12/1/2024	6,525,000	6,607,698
	Technology, Hardware, Storage & Peripherals — 0.39%
[a]	Western Digital Corp., 7.375%, 4/1/2023	3,725,000	4,097,500

			25,831,251

	TELECOMMUNICATION SERVICES — 4.82%
	Diversified Telecommunication Services — 1.62%
	AT&T, Inc., 3.00%, 6/30/2022	2,395,000	2,350,956
[a,c]	Inmarsat Finance plc, 4.875%, 5/15/2022	400,000	389,000
	Qwest Corp., 6.75%, 12/1/2021	3,700,000	4,014,500
[a,d]	Unison Ground Lease Funding, 5.78%, 3/15/2043	1,920,000	1,804,800
[a,c]	Videotron Ltd., Co., 5.375%, 6/15/2024	8,050,000	8,261,312
	Wireless Telecommunication Services — 3.20%
	America Movil SAB de CV (MXN), 6.45%, 12/5/2022	120,000,000	5,246,109
[a,c]	Digicel Ltd., 6.00%, 4/15/2021	8,450,000	7,642,772
[a,c]	Inmarsat Finance plc, 6.50%, 10/1/2024	600,000	609,000
[a,c]	Millicom International Cellular S.A., 6.00%, 3/15/2025	5,578,000	5,480,385
[a,c]	MTN (Mauritius) Investments Ltd., 5.373%, 2/13/2022	3,450,000	3,490,389
[a,c]	MTN International (Mauritius) Ltd., 4.755%, 11/11/2024	4,125,000	3,779,325
[a]	WCP Issuer, LLC, 6.657%, 8/15/2043	386,000	409,160
[a]	WCP Issuer, LLC, 7.143%, 8/15/2043	6,000,000	6,435,000

			49,912,708

	TRANSPORTATION — 2.76%
	Airlines — 2.57%
[a]	American Airlines Group, Inc., 5.60%, 1/15/2022	11,954,987	12,403,299
	American Airlines Group, Inc., 4.95%, 7/15/2024	2,397,342	2,556,166
	Continental Airlines, 9.798%, 10/1/2022	4,594,848	5,031,358
[a,c]	Guanay Finance Ltd., 6.00%, 12/15/2020	2,263,484	2,286,119
	US Airways, 7.076%, 9/20/2022	1,073,873	1,151,729

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	US Airways, 5.90%, 4/1/2026	$1,547,564	$1,725,534
	US Airways, 6.25%, 10/22/2024	1,289,851	1,431,735
	Marine — 0.11%
[a,c]	Stena International SA, 5.75%, 3/1/2024	1,400,000	1,211,000
	Transportation Infrastructure — 0.08%
[a,c]	Mexico City Airport Trust, 4.25%, 10/31/2026	842,000	825,160

			28,622,100

	UTILITIES — 1.73%
	Electric Utilities — 1.10%
[a]	Duquesne Light Holdings, Inc., 6.40%, 9/15/2020	2,000,000	2,231,574
[a]	Jersey Central Power & Light Co., 4.30%, 1/15/2026	3,965,000	4,104,774
	Puget Energy, Inc., 6.50%, 12/15/2020	2,000,000	2,254,778
	Puget Energy, Inc., 5.625%, 7/15/2022	2,500,000	2,768,325
	Independent Power & Renewable Electricity Producers — 0.41%
	Ipalco Enterprises, Inc., 5.00%, 5/1/2018	2,500,000	2,581,250
[a]	Midland Cogeneration Venture, 6.00%, 3/15/2025	1,569,788	1,661,468
	Multi-Utilities — 0.22%
	CMS Energy Corp., 8.75%, 6/15/2019	2,000,000	2,309,418

			17,911,587

	TOTAL CORPORATE BONDS (Cost $635,366,891)		617,009,018

	CONVERTIBLE BONDS — 2.31%
	DIVERSIFIED FINANCIALS — 0.35%
	Consumer Finance — 0.35%
	EZCORP, Inc., 2.125%, 6/15/2019	3,719,000	3,584,186

			3,584,186

	FOOD, BEVERAGE & TOBACCO — 0.25%
	Tobacco — 0.25%
	Vector Group Ltd., 1.75%, 4/15/2020	2,260,000	2,591,938

			2,591,938

	MEDIA — 0.75%
	Media — 0.75%
	Comcast Holdings Corp., 2.00%, 10/15/2029	15,500,000	7,750,000

			7,750,000

	REAL ESTATE — 0.86%
	Equity Real Estate Investment Trusts — 0.86%
[a]	IAS Operating Partnership LP, 5.00%, 3/15/2018	5,040,000	5,040,000
	VEREIT, Inc., 3.00%, 8/1/2018	3,890,000	3,885,137

			8,925,137

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	SOFTWARE & SERVICES — 0.10%
	Internet Software & Services — 0.10%
[a]	Zillow, Inc., 2.00%, 12/1/2021	$1,000,000	$1,019,540

			1,019,540

	TOTAL CONVERTIBLE BONDS (Cost $22,699,273)		23,870,801

	MUNICIPAL BONDS — 0.40%
	California Health Facilities Financing Authority (Developmental Disabilities), 7.875%, 2/1/2026	1,940,000	2,193,383
	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	805,000	811,247
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	1,000,000	1,146,710

	TOTAL MUNICIPAL BONDS (Cost $3,711,063)		4,151,340

	U.S. GOVERNMENT AGENCIES — 1.17%
[a]	CoBank, ACB Floating Rate Note, (Federal Farm Credit Banks), 1.563%, 6/15/2022	12,700,000	12,147,131

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $12,246,517)		12,147,131

	OTHER GOVERNMENT — 1.30%
	Mexican Bonos de Desarrollo (MXN), 4.75%, 6/14/2018	77,700,000	3,639,731
	Mexican Bonos de Desarrollo (MXN), 5.00%, 6/15/2017	130,000,000	6,236,518
[a,c]	Seven and Seven Ltd. Floating Rate Note, (Guaranty: Export-Import Bank of Korea), 2.235%, 9/11/2019	3,600,000	3,573,429

	TOTAL OTHER GOVERNMENT (Cost $19,005,761)		13,449,678

	MORTGAGE BACKED — 0.31%
	Federal Home Loan Mtg Corp., CMO Series KIR1 Class X, 1.094%, 3/25/2026	37,846,563	2,863,539
	Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%, 3/25/2024	2,498	2,725
[d]	Reilly FHA 1997-A Mtg, 6.896%, 7/1/2020	306,226	306,226

	TOTAL MORTGAGE BACKED (Cost $3,147,569)		3,172,490

	LOAN PARTICIPATIONS — 5.88%
	COMMERCIAL & PROFESSIONAL SERVICES — 0.37%
	Professional Services — 0.37%
	Affinion Group, Inc., 6.75%, 4/30/2018	3,909,548	3,884,136

			3,884,136

	CONSUMER SERVICES — 0.37%
	Diversified Consumer Services — 0.28%
	Laureate Education, Inc., 8.868%, 3/17/2021	2,898,859	2,904,309

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Hotels, Restaurants & Leisure — 0.09%
[d]	Cheddar’s Scratch Kitchen, 9.75%, 12/20/2022	$1,000,000	$950,000

			3,854,309

	DIVERSIFIED FINANCIALS — 0.44%
	Diversified Financial Services — 0.44%
[c]	Stena International S.A., 4.00%, 3/3/2021	5,222,325	4,569,534

			4,569,534

	ENERGY — 0.34%
	Oil, Gas & Consumable Fuels — 0.34%
[d]	Malamute Energy, Inc., 1.500%, 11/22/2022	14,316	14,316
	Citgo Holding, Inc., 9.50%, 5/12/2018	3,467,541	3,515,219

			3,529,535

	FOOD, BEVERAGE & TOBACCO — 0.62%
	Tobacco — 0.62%
	North Atlantic Trading Co., Inc., 9.25%, 1/13/2020	6,499,078	6,434,087

			6,434,087

	HEALTH CARE EQUIPMENT & SERVICES — 0.35%
	Health Care Providers & Services — 0.35%
	Prospect Medical Holidngs, Inc., 7.00%, 6/30/2022	3,681,500	3,617,074

			3,617,074

	INDUSTRIALS — 0.52%
	Construction & Engineering — 0.52%
	ABG Intermediate Holdings (2), LLC, 9.50%, 5/27/2022	5,359,598	5,386,396

			5,386,396

	MEDIA — 1.44%
	Media — 1.44%
[c]	Mood Media Corp., 7.00%, 5/1/2019	9,661,126	9,274,682
	New Media Holdings II, LLC, 7.25%, 6/4/2020	5,693,653	5,636,716

			14,911,398

	REAL ESTATE — 0.03%
	Real Estate Management & Development — 0.03%
	DTZ U.S. Borrower, LLC, 9.25%, 11/4/2022	318,298	318,298

			318,298

	RETAILING — 0.36%
	Specialty Retail — 0.36%
	Redbox Automated Retail, LLC, 8.58%, 9/27/2021	3,800,000	3,689,800

			3,689,800

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	SOFTWARE & SERVICES — 0.60%
	Information Technology Services — 0.60%
	Neustar, Inc., 4.02%, 1/22/2019	$863,300	$863,300
[d]	Valores Corporativos Softtek, S.A. de C.V., 7.506%, 8/27/2019	5,333,333	5,317,333

			6,180,633

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.35%
	Technology, Hardware, Storage & Peripherals — 0.35%
	Harland Clarke Holdings Corp., 7.00%, 12/31/2019	3,610,000	3,623,538

			3,623,538

	TRANSPORTATION — 0.09%
	Airlines — 0.09%
[a,c,d,e]	ET Two, LLC, 12.00%, 9/30/2019	338,633	263,456
[a,c,d,e]	ET Three, LLC, 12.00%, 9/30/2019	338,633	263,457
[a,c,d,e]	OS Two, LLC, 12.00%, 12/15/2020	494,100	370,081

			896,994

	TOTAL LOAN PARTICIPATIONS (Cost $61,771,087)		60,895,732

	SHORT TERM INVESTMENTS — 11.82%
[f]	Thornburg Capital Management Fund	12,238,159	122,381,593

	TOTAL SHORT TERM INVESTMENTS (Cost $122,381,593)		122,381,593

	TOTAL INVESTMENTS — 98.96% (Cost $1,052,233,189)		$1,024,742,691

	OTHER ASSETS LESS LIABILITIES — 1.04%		10,795,601

	NET ASSETS — 100.00%		$1,035,538,292

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2016
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Canadian Dollar	Sell	12,454,300	03/07/2017	9,282,872	$104,838	$—
Swiss Franc	Sell	3,974,100	09/21/2017	3,969,388	171,594	—

Total					$276,432	$—

Net unrealized appreciation (depreciation)					$276,432

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2016, the aggregate value of these securities in the Fund’s portfolio was $507,129,275, representing 48.97% of the Fund’s net assets.

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

b	Non-income producing.

c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

e	Bond in default.

f	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal December 31, 2016	Market Value December 31, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	11,484,943	7,206,570	6,450,354	12,238,159	$122,381,593	$139,010	$—

Total non-controlled affiliated issuers - 11.82% of net assets					$122,381,593	$139,010	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ARM	Adjustable Rate Mortgage

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

CAD	Denominated in Canadian Dollars

CHL	Denominated in Chilean Peso

CMO	Collateralized Mortgage Obligation

FCB	Farm Credit Bank

FHA	Insured by Federal Housing Administration

GBP	Denominated in Great Britain Pounds

Mtg	Mortgage

MTN	Medium-Term Note

MXN	Denominated in Mexican Pesos

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SBA	Small Business Administration

SEK	Denominated in Swedish Kronor

SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers six classes of shares of beneficial interest, Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$3,016,179	$-	$3,016,179	$-
Preferred Stock(a)	17,994,327	4,661,912	13,332,415	-
Asset Backed Securities	146,654,402	-	136,051,404	10,602,998
Corporate Bonds	617,009,018	-	615,158,492	1,850,526
Convertible Bonds	23,870,801	-	23,870,801	-
Municipal Bonds	4,151,340	-	4,151,340	-
U.S. Government Agencies	12,147,131	-	12,147,131	-
Other Government	13,449,678	-	13,449,678	-
Mortgage Backed	3,172,490	-	2,866,264	306,226
Loan Participations	60,895,732	-	53,717,089	7,178,643
Short Term Investments	122,381,593	122,381,593	-	-

Total Investments in Securities	$1,024,742,691	$127,043,505	$877,760,793	$19,938,393

Other Financial Instruments**
Forward Currency Contracts	$276,432	$-	$276,432	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

(a) At December 31, 2016, industry classifications for Common Stock and Preferred Stock in Levels 2 and 3 consist of $3,016,179 in Energy, $10,547,815 in Miscellaneous, and $2,784,600 in Telecommunication Services.

16

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, unadjusted broker quotes were applied to $306,226 portfolio securities characterized as Level 3 investments at December 31, 2016. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at December 31, 2016:

	Fair Value at December 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bond	$0	Discounted cash flows	Third party vendor impairment projection	N/A (N/A)
	1,804,800	Discounted cash flows	Third party vendor projection of discounted cash flows	7.40% - 9.00% (5.78%)
	45,726	Discount to valuation	Third party vendor impairment projection	$0.001 - $4.15 ($2.08)

	1,850,526

Loan Participations	6,214,327	Discounted cash flows	Third party vendor projection of discounted cash flows	8.00% - 25.00% (10.82%)
	964,316	Cost basis	Cost basis	$95.00 - $100.00 ($97.50)

	7,178,643

Asset-Backed Securities	4,502,998	Discounted cash flows	Third party vendor projection of discounted cash flows	2.30% - 5.00% (2.64%)
	6,100,000	Cost basis	Cost basis	$100.00 ($100.00)

	10,602,998

Total	$19,632,167

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period. A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2016 is as follows:

	Asset Backed Securities	Corporate Bonds	Mortgage Backed	Other Securities	Total(b)
Beginning Balance 9/30/2016	$10,975,294	$1,785,600	$331,595	$6,692,250	$19,784,739
Accrued Discounts (Premiums)	3,767	512	(333)	1,407	5,353
Net Realized Gain (Loss)	9,821	–	(443)	1,393	10,771
Gross Purchases	6,090,000	–	–	964,316	7,054,316
Gross Sales	(4,347,389)	(223,764)	(25,369)	(500,000)	(5,096,522)
Net Change in Unrealized Appreciation (Depreciation)	(28,600)	23,312	776	19,277	14,765
Transfers into Level 3(a)	–	264,866	–	–	264,866
Transfers out of Level 3(a)	(2,099,895)	–	–	–	(2,099,895)

Ending Balance 12/31/2016	$10,602,998	$1,850,526	$306,226	$7,178,643	$19,938,393

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2016. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 1.90% of total net assets at the period ended December 31, 2016. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

17

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2016 (Unaudited)

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,052,233,189

Gross unrealized appreciation on a tax basis	$21,488,461
Gross unrealized depreciation on a tax basis	(48,978,959)

Net unrealized appreciation (depreciation) on investments (tax basis)	$(27,490,498)

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2016 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended December 31, 2016 was $15,223,284. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of period ended December 31, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2016 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2016 is $276,432, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

18

SCHEDULE OF INVESTMENTS

Thornburg Value Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 92.11%
	BANKS — 10.32%
	Banks — 10.32%
	Citigroup, Inc.	384,400	$22,844,892
	Citizens Financial Group, Inc.	772,291	27,516,728
	JPMorgan Chase & Co.	469,509	40,513,932

			90,875,552

	CAPITAL GOODS — 1.29%
	Machinery — 1.29%
	Allison Transmission Holdings, Inc.	336,565	11,338,875

			11,338,875

	COMMERCIAL & PROFESSIONAL SERVICES — 1.26%
	Commercial Services & Supplies — 1.26%
	Covanta Holding Corp.	711,705	11,102,598

			11,102,598

	CONSUMER DURABLES & APPAREL — 4.71%
	Household Durables — 1.74%
[a]	TRI Pointe Homes, Inc.	1,333,678	15,310,623
	Leisure Products — 2.97%
[a]	Acushnet Holdings Corp.	1,066,500	21,020,715
	Callaway Golf Co.	474,608	5,201,704

			41,533,042

	CONSUMER SERVICES — 5.33%
	Diversified Consumer Services — 2.85%
[a]	Grand Canyon Education, Inc.	430,608	25,169,037
	Hotels, Restaurants & Leisure — 2.48%
	Aramark Holdings Corp.	610,976	21,824,063

			46,993,100

	DIVERSIFIED FINANCIALS — 6.40%
	Capital Markets — 4.16%
	Apollo Global Management, LLC	1,036,419	20,065,072
	Oaktree Capital Group, LLC	441,634	16,561,275
	Mortgage Real Estate Investment Trusts — 2.24%
	PennyMac Mortgage Investment Trust	1,207,530	19,767,266

			56,393,613

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 4.07%
	Oil, Gas & Consumable Fuels — 4.07%
	Devon Energy Corp.	202,392	$9,243,243
	Enterprise Products Partners L.P.	985,004	26,634,508

			35,877,751

	FOOD & STAPLES RETAILING — 3.90%
	Food & Staples Retailing — 3.90%
	Wal-Mart Stores, Inc.	497,651	34,397,637

			34,397,637

	FOOD, BEVERAGE & TOBACCO — 5.07%
	Beverages — 1.27%
	Kweichow Moutai Co., Ltd.	232,702	11,187,577
	Food Products — 3.80%
	Mead Johnson Nutrition Co.	161,839	11,451,728
	Mondelez International, Inc.	444,912	19,722,949
[a]	Nomad Foods Ltd.	236,792	2,266,099

			44,628,353

	HEALTH CARE EQUIPMENT & SERVICES — 4.90%
	Health Care Equipment & Supplies — 3.48%
[a,b]	Avinger, Inc.	1,261,554	4,667,750
	Medtronic plc	365,335	26,022,812
	Health Care Providers & Services — 1.42%
[a]	Envision Healthcare Corp.	197,763	12,516,420

			43,206,982

	INSURANCE — 2.44%
	Insurance — 2.44%
	Assured Guaranty Ltd.	568,300	21,464,691

			21,464,691

	MATERIALS — 2.87%
	Chemicals — 2.87%
	International Flavors & Fragrances, Inc.	214,596	25,285,847

			25,285,847

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 10.66%
	Biotechnology — 2.91%
	Gilead Sciences, Inc.	234,760	16,811,163
[a]	Seattle Genetics, Inc.	167,300	8,828,421
	Life Sciences Tools & Services — 4.19%
	Thermo Fisher Scientific, Inc.	261,740	36,931,514

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Pharmaceuticals — 3.56%
	GlaxoSmithKline plc	858,903	$16,533,956
	Phibro Animal Health Corp.	504,304	14,776,107

			93,881,161

	REAL ESTATE — 0.55%
	Real Estate Management & Development — 0.55%
[a]	CBRE Group, Inc.	153,398	4,830,503

			4,830,503

	RETAILING — 4.67%
	Internet & Direct Marketing Retail — 2.44%
	Expedia, Inc.	100,894	11,429,272
[a]	Netflix, Inc.	80,967	10,023,715
	Specialty Retail — 2.23%
[a]	AutoZone, Inc.	11,178	8,828,272
	Office Depot, Inc.	1,084,757	4,903,102
	Staples, Inc.	655,979	5,936,610

			41,120,971

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.64%
	Semiconductors & Semiconductor Equipment — 0.64%
[a]	SolarEdge Technologies, Inc.	452,668	5,613,083

			5,613,083

	SOFTWARE & SERVICES — 11.09%
	Information Technology Services — 2.03%
[a]	Cognizant Tech Solutions Corp.	318,300	17,834,349
	Internet Software & Services — 6.42%
[a]	Alphabet, Inc. Class C	33,858	26,132,282
[a]	Facebook, Inc.	243,800	28,049,190
[a]	Marin Software, Inc.	1,006,735	2,365,827
	Software — 2.64%
	Activision Blizzard, Inc.	644,677	23,279,286

			97,660,934

	TECHNOLOGY HARDWARE & EQUIPMENT — 6.27%
	Communications Equipment — 1.00%
	Nokia Oyj	1,819,095	8,785,428
	Electronic Equipment, Instruments & Components — 1.62%
	CDW Corp.	273,801	14,262,294
	Technology, Hardware, Storage & Peripherals — 3.65%
	Apple, Inc.	166,700	19,307,194
	HP, Inc.	867,177	12,868,907

			55,223,823

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	TELECOMMUNICATION SERVICES — 2.84%
	Diversified Telecommunication Services — 1.42%
[a]	Level 3 Communications, Inc.	221,619	$12,490,447
	Wireless Telecommunication Services — 1.42%
	China Mobile Ltd.	1,185,700	12,568,772

			25,059,219

	TRANSPORTATION — 1.40%
	Air Freight & Logistics — 1.40%
	United Parcel Service, Inc.	107,667	12,342,945

			12,342,945

	UTILITIES — 1.43%
	Electric Utilities — 1.43%
	Fortis, Inc.	408,853	12,625,381

			12,625,381

	TOTAL COMMON STOCK (Cost $667,391,419)		811,456,061

	SHORT TERM INVESTMENTS — 7.82%
[b]	Thornburg Capital Management Fund	6,889,669	68,896,688

	TOTAL SHORT TERM INVESTMENTS (Cost $68,896,688)		68,896,688

	TOTAL INVESTMENTS — 99.93% (Cost $736,288,107)		$880,352,749

	OTHER ASSETS LESS LIABILITIES — 0.07%		584,872

	NET ASSETS — 100.00%		$880,937,621

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2016
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	11,871,800	02/27/2017	12,529,528	$142,906	$—
Euro	Buy	4,605,400	02/27/2017	4,860,551	—	(71,768)

Total					$142,906	$(71,768)

Net unrealized appreciation (depreciation)					$71,138

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2016 (Unaudited)

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal December 31, 2016	Market Value December 31, 2016	Investment Income	Realized Gain (Loss)
Avinger, Inc.	1,466,902	—	205,348	1,261,554	$4,667,750	$—	$—
Thornburg Capital Management Fund	7,337,220	6,500,675	6,948,226	6,889,669	68,896,688	97,938	—

Total non-controlled affiliated issuers - 8.35% of net assets					$73,564,438	$97,938	$—

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2016 (Unaudited)

market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2016 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$811,456,061	$811,456,061	$-	$-
Short Term Investments	68,896,688	68,896,688	-	-

Total Investments in Securities	$880,352,749	$880,352,749	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$142,906	$-	$142,906	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(71,768)	$-	$(71,768)	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$736,288,107

Gross unrealized appreciation on a tax basis	$188,942,202
Gross unrealized depreciation on a tax basis	(44,877,560)

Net unrealized appreciation (depreciation) on investments (tax basis)	$144,064,642

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2016 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2016 (Unaudited)

The quarterly average value of open sell currency contracts for the period ended December 31, 2016 was $13,437,916. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of period ended December 31, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2016 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2016 is $71,138, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

8

SCHEDULE OF INVESTMENTS

Thornburg International Value Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 94.29%
	AUTOMOBILES & COMPONENTS — 4.96%
	Automobiles — 4.96%
	Daimler AG	2,027,372	$150,924,541
	Toyota Motor Corp.	3,073,621	180,880,130

			331,804,671

	BANKS — 13.00%
	Banks — 13.00%
	BNP Paribas SA	3,550,877	226,325,737
	ING Groep N.V.	9,584,904	134,897,326
	Intesa Sanpaolo S.p.A.	75,117,757	191,830,463
	Mitsubishi UFJ Financial Group, Inc.	29,824,505	183,782,746
	UniCredit S.p.A.	46,342,035	133,369,885

			870,206,157

	CAPITAL GOODS — 11.43%
	Building Products — 3.70%
	Compagnie de Saint-Gobain	3,162,366	147,318,960
	Daikin Industries, Ltd.	1,089,405	100,062,140
	Construction & Engineering — 4.12%
	Ferrovial SA	7,306,594	130,713,460
	Vinci S.A.	2,130,270	145,085,196
	Industrial Conglomerates — 2.11%
	Koninklijke Philips N.V.	4,627,139	141,252,034
	Machinery — 1.50%
	Komatsu Ltd.	4,443,428	100,654,337

			765,086,127

	CONSUMER DURABLES & APPAREL — 1.06%
	Household Durables — 1.06%
	Sony Corp.	2,542,497	71,244,301

			71,244,301

	CONSUMER SERVICES — 1.01%
	Hotels, Restaurants & Leisure — 1.01%
a	Yum China Holdings, Inc.	2,585,430	67,531,432

			67,531,432

	DIVERSIFIED FINANCIALS — 3.02%
	Capital Markets — 3.02%
	Hong Kong Exchanges & Clearing Ltd.	711,443	16,807,835
	Japan Exchange Group, Inc.	2,333,692	33,345,588
	UBS Group AG	9,682,195	151,655,711

			201,809,134

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 2.76%
	Oil, Gas & Consumable Fuels — 2.76%
	China Petroleum & Chemical Corp.	165,480,852	$117,369,874
	Total SA	1,308,669	67,115,257

			184,485,131

	FOOD & STAPLES RETAILING — 1.78%
	Food & Staples Retailing — 1.78%
	Carrefour SA	3,581,949	86,307,663
	Seven & I Holdings Co., Ltd.	869,472	33,127,348

			119,435,011

	FOOD, BEVERAGE & TOBACCO — 4.01%
	Beverages — 1.88%
	Heineken NV	1,673,616	125,541,063
	Food Products — 2.13%
	Nestle SA	1,989,605	142,728,710

			268,269,773

	HEALTH CARE EQUIPMENT & SERVICES — 4.34%
	Health Care Equipment & Supplies — 2.46%
[a]	ConvaTec Ltd.	23,717,108	68,366,535
	Olympus Corp.	2,791,134	96,480,696
	Health Care Providers & Services — 1.88%
	Fresenius SE & Co. KGaA	1,608,474	125,734,123

			290,581,354

	HOUSEHOLD & PERSONAL PRODUCTS — 1.85%
	Household Products — 1.85%
	Reckitt Benckiser plc	1,460,241	123,920,504

			123,920,504

	INSURANCE — 4.46%
	Insurance — 4.46%
	AXA S.A.	3,561,118	89,910,467
	Legal and General Group plc	22,953,628	70,041,203
	NN Group NV	4,092,012	138,678,614

			298,630,284

	MATERIALS — 7.88%
	Chemicals — 3.56%
	Potash Corporation of Saskatchewan, Inc.	5,797,618	104,878,910
	Shin-Etsu Chemical Co., Ltd.	1,715,718	133,103,017
	Construction Materials — 4.32%
	Anhui Conch Cement Co., Ltd.	57,351,384	139,963,950
	LafargeHolcim Ltd.	2,832,941	149,255,902

			527,201,779

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	MEDIA — 0.28%
	Media — 0.28%
	China South Publishing & Media Group Co., Ltd.	7,729,974	$18,531,026

			18,531,026

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.46%
	Biotechnology — 2.10%
	Shire plc	2,432,307	140,406,396
	Pharmaceuticals — 4.36%
	GlaxoSmithKline plc	4,329,546	83,344,127
	Novartis AG	2,866,979	208,625,301

			432,375,824

	RETAILING — 4.39%
	Internet & Direct Marketing Retail — 4.39%
[a]	Ctrip.com International, Ltd. ADR	3,182,492	127,299,680
[a]	JD.com, Inc. ADR	6,540,591	166,392,635

			293,692,315

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.65%
	Semiconductors & Semiconductor Equipment — 2.65%
	Infineon Technologies AG	6,395,887	111,155,772
[a]	NXP Semiconductors N.V.	675,365	66,192,524

			177,348,296

	SOFTWARE & SERVICES — 3.27%
	Information Technology Services — 1.01%
	Visa, Inc.	862,030	67,255,581
	Internet Software & Services — 2.26%
[a]	Baidu, Inc. ADR	620,991	102,097,130
[a]	Yandex NV	2,447,543	49,269,041

			218,621,752

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.76%
	Electronic Equipment, Instruments & Components — 1.76%
	OMRON Corporation	3,071,015	117,848,148

			117,848,148

	TELECOMMUNICATION SERVICES — 3.04%
	Diversified Telecommunication Services — 2.52%
	Deutsche Telekom AG	7,878,112	135,630,345
	Nippon Telegraph & Telephone Corp.	787,842	33,111,272

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Wireless Telecommunication Services — 0.52%
	China Mobile Ltd.	3,275,763	$34,724,059

			203,465,676

	TRANSPORTATION — 6.03%
	Air Freight & Logistics — 0.70%
[a]	ZTO Express (Cayman), Inc. ADR	3,862,312	46,618,106
	Road & Rail — 4.05%
	Canadian Pacific Railway Ltd.	698,849	99,774,672
	East Japan Railway Co.	1,981,098	171,200,768
	Transportation Infrastructure — 1.28%
	Shanghai International Air Co., Ltd.	22,471,051	85,784,155

			403,377,701

	UTILITIES — 4.85%
	Electric Utilities — 2.70%
	Electricite de France SA	7,160,887	72,966,976
	Iberdrola S.A.	16,386,852	107,534,172
	Multi-Utilities — 2.15%
[a]	Innogy SE	1,763,751	61,286,802
	National Grid plc	7,038,403	82,542,987

			324,330,937

	TOTAL COMMON STOCK (Cost $5,846,805,983)		6,309,797,333

	SHORT TERM INVESTMENTS — 2.71%
[b]	Thornburg Capital Management Fund	18,115,325	181,153,248

	TOTAL SHORT TERM INVESTMENTS (Cost $181,153,248)		181,153,248

	TOTAL INVESTMENTS — 97.00% (Cost $6,027,959,231)		$6,490,950,581

	OTHER ASSETS LESS LIABILITIES — 3.00%		200,726,019

	NET ASSETS — 100.00%		$6,691,676,600

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2016 (Unaudited)

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2016
Contract Description	Buy/ Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	Sell	357,840,100	02/07/2017	377,320,403	$21,761,484	$—
Euro	Sell	222,849,000	02/07/2017	234,980,581	6,010,333	—
Japanese Yen	Sell	35,618,147,200	02/14/2017	305,399,193	29,106,636	—
Japanese Yen	Sell	24,208,238,000	02/14/2017	207,567,684	18,629,754	—
Japanese Yen	Sell	31,638,445,800	02/14/2017	271,276,205	17,570,477	—
Japanese Yen	Buy	50,369,076,100	02/14/2017	431,877,466	—	(226,612)

Total					$93,078,684	$(226,612)

Net unrealized appreciation (depreciation)					$92,852,072

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal December 31, 2016	Market Value December 31, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	60,637,324	46,482,061	89,004,060	18,115,325	$181,153,248	$370,661	$—

Total non-controlled affiliated issuers - 2.71% of net assets					$181,153,248	$370,661	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg International Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2016 (Unaudited)

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2016 (Unaudited)

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$6,309,797,333	$6,309,797,333	$-	$-
Short Term Investments	181,153,248	181,153,248	-	-

Total Investments in Securities	$6,490,950,581	$6,490,950,581	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$93,078,684	$-	$93,078,684	$-
Spot Currency	347	347	-	-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(226,612)	$-	$(226,612)	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$6,027,959,231

Gross unrealized appreciation on a tax basis	$593,563,393
Gross unrealized depreciation on a tax basis	(130,572,043)

Net unrealized appreciation (depreciation) on investments (tax basis)	$462,991,350

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2016 (Unaudited)

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2016 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended December 31, 2016 was $1,209,937,172. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of period ended December 31, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2016 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2016 is $92,852,072, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

8

SCHEDULE OF INVESTMENTS

Thornburg Core Growth Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 93.45%
	BANKS — 3.90%
	Banks — 3.90%
[a]	SVB Financial Group	136,703	$23,466,437

			23,466,437

	CAPITAL GOODS — 2.10%
	Electrical Equipment — 2.10%
	Acuity Brands, Inc.	54,787	12,648,127

			12,648,127

	COMMERCIAL & PROFESSIONAL SERVICES — 2.11%
	Professional Services — 2.11%
[a]	Verisk Analytics, Inc.	156,486	12,701,969

			12,701,969

	CONSUMER DURABLES & APPAREL — 5.31%
	Household Durables — 2.21%
	Newell Brands, Inc.	298,200	13,314,630
	Textiles, Apparel & Luxury Goods — 3.10%
	Gildan Activewear, Inc.	353,200	8,960,684
[a]	Under Armour, Inc.	332,799	9,667,811

			31,943,125

	CONSUMER SERVICES — 3.32%
	Hotels, Restaurants & Leisure — 3.32%
[a]	Chipotle Mexican Grill, Inc.	25,910	9,776,361
[a]	Norwegian Cruise Line Holdings Ltd.	240,000	10,207,200

			19,983,561

	DIVERSIFIED FINANCIALS — 5.43%
	Capital Markets — 5.31%
[a]	Affiliated Managers Group, Inc.	118,388	17,201,777
	Charles Schwab Corp.	158,905	6,271,980
	WisdomTree Investments, Inc.	760,209	8,468,728
	Consumer Finance — 0.12%
[a]	PRA Group, Inc.	17,748	693,947

			32,636,432

	ENERGY — 1.70%
	Oil, Gas & Consumable Fuels — 1.70%
[a]	Concho Resources, Inc.	77,309	10,251,173

			10,251,173

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 2.28%
	Food & Staples Retailing — 2.28%
[a]	Sprouts Farmers Market, Inc.	724,116	$13,700,275

			13,700,275

	FOOD, BEVERAGE & TOBACCO — 2.08%
	Beverages — 2.08%
[a]	Monster Beverage Corp.	282,313	12,517,758

			12,517,758

	HEALTH CARE EQUIPMENT & SERVICES — 6.00%
	Health Care Equipment & Supplies — 3.69%
	Cooper Companies, Inc.	44,936	7,860,655
[a]	DexCom, Inc.	160,331	9,571,761
[a]	Inogen, Inc.	71,085	4,774,779
	Health Care Providers & Services — 2.31%
[a]	DaVita, Inc.	169,800	10,901,160
[a]	HealthEquity, Inc.	73,351	2,972,182

			36,080,537

	MEDIA — 1.95%
	Media — 1.95%
	Comcast Corp.	169,700	11,717,785

			11,717,785

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.79%
	Biotechnology — 2.03%
[a]	Alexion Pharmaceuticals, Inc.	99,946	12,228,393
	Life Sciences Tools & Services — 1.76%
[a]	Illumina, Inc.	82,367	10,546,271

			22,774,664

	RETAILING — 10.90%
	Distributors — 0.75%
[a]	LKQ Corp.	147,725	4,527,771
	Internet & Direct Marketing Retail — 7.99%
[a]	Amazon.com, Inc.	22,346	16,756,595
	Expedia, Inc.	101,728	11,523,748
[a]	Netflix, Inc.	62,800	7,774,640
[a]	priceline.com, Inc.	8,166	11,971,846
	Multiline Retail — 2.16%
[a]	Dollar Tree, Inc.	168,000	12,966,240

			65,520,840

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.65%
	Semiconductors & Semiconductor Equipment — 1.65%
[a]	Cavium, Inc.	158,403	$9,890,683

			9,890,683

	SOFTWARE & SERVICES — 30.76%
	Information Technology Services — 8.30%
[a]	FleetCor Technologies, Inc.	105,289	14,900,499
[a]	PayPal Holdings, Inc.	317,140	12,517,516
	Visa, Inc.	288,529	22,511,033
	Internet Software & Services — 13.44%
[a]	Akamai Technologies, Inc.	180,000	12,002,400
[a]	Alphabet, Inc. Class C	29,606	22,850,503
[a]	CoStar Group, Inc.	52,789	9,950,199
[a]	Criteo SA ADR	227,974	9,365,172
[a]	Facebook, Inc.	170,886	19,660,434
[a]	Zillow Group, Inc. Class C	190,900	6,962,123
	Software — 9.02%
[a]	Globant S.A.	279,100	9,307,985
[a]	Proofpoint, Inc.	132,055	9,329,686
[a]	Rapid7, Inc.	585,382	7,124,099
[a]	ServiceNow, Inc.	122,218	9,085,686
[a]	Splunk, Inc.	190,661	9,752,310
[a]	Workday, Inc.	145,807	9,636,384

			184,956,029

	TECHNOLOGY HARDWARE & EQUIPMENT — 7.49%
	Communications Equipment — 2.48%
[a]	Palo Alto Networks, Inc.	119,225	14,909,086
	Technology, Hardware, Storage & Peripherals — 5.01%
	Apple, Inc.	260,026	30,116,212

			45,025,298

	TELECOMMUNICATION SERVICES — 2.68%
	Diversified Telecommunication Services — 2.68%
[a]	SBA Communications Corp.	156,221	16,131,380

			16,131,380

	TOTAL COMMON STOCK (Cost $453,184,053)		561,946,073

	SHORT TERM INVESTMENTS — 6.34%
[b]	Thornburg Capital Management Fund	3,809,943	38,099,433

	TOTAL SHORT TERM INVESTMENTS (Cost $38,099,433)		38,099,433

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2016 (Unaudited)

	Shares/ Principal Amount	Value

TOTAL INVESTMENTS — 99.79% (Cost $491,283,486)		$600,045,506

OTHER ASSETS LESS LIABILITIES — 0.21%		1,258,591

NET ASSETS — 100.00%		$601,304,097

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal December 31, 2016	Market Value December 31, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	4,908,697	7,264,100	8,362,854	3,809,943	$38,099,433	$69,217	$—

Total non-controlled affiliated issuers - 6.34% of net assets					$38,099,433	$69,217	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

SBA	Small Business Administration

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Core Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2016 (Unaudited)

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2016 (Unaudited)

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$561,946,073	$561,946,073	$-	$-
Short Term Investments	38,099,433	38,099,433	-	-

Total Investments in Securities	$600,045,506	$600,045,506	$-	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$491,283,486

Gross unrealized appreciation on a tax basis	$126,493,336
Gross unrealized depreciation on a tax basis	(17,731,316)

Net unrealized appreciation (depreciation) on investments (tax basis)	$108,762,020

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.

During the period ended December 31, 2016, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

6

SCHEDULE OF INVESTMENTS

Thornburg International Growth Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 98.79%
	BANKS — 2.31%
	Banks — 1.02%
	ING Groep N.V.	880,530	$12,392,523
	Thrifts & Mortgage Finance — 1.29%
	Housing Development Finance Corp. Ltd.	839,747	15,607,144

			27,999,667

	COMMERCIAL & PROFESSIONAL SERVICES — 7.00%
	Commercial Services & Supplies — 2.78%
	Edenred	1,697,824	33,662,197
	Professional Services — 4.22%
	Bureau Veritas SA	1,609,594	31,192,796
	SGS S.A.	9,831	20,003,763

			84,858,756

	CONSUMER DURABLES & APPAREL — 1.65%
	Textiles, Apparel & Luxury Goods — 1.65%
	Gildan Activewear, Inc.	789,800	20,053,091

			20,053,091

	CONSUMER SERVICES — 6.88%
	Hotels, Restaurants & Leisure — 6.88%
	Alsea S.A.B. de C.V.	5,071,500	14,488,148
	Betsson AB	895,426	8,639,162
	Evolution Gaming Group AB	255,200	7,268,939
	Galaxy Entertainment Group Ltd.	3,700,834	16,131,045
	Merlin Entertainments plc	2,650,126	14,651,342
	Sands China Ltd.	3,224,000	14,011,065
[a]	Unibet Group plc	876,724	8,232,579

			83,422,280

	DIVERSIFIED FINANCIALS — 8.28%
	Capital Markets — 8.28%
	Hargreaves Lansdown plc	1,204,242	18,002,225
	Japan Exchange Group, Inc.	1,032,713	14,756,198
	Partners Group Holding AG	26,925	12,619,028
	Schroders plc	697,385	25,766,525
	UBS Group AG	768,951	12,044,357
	WisdomTree Investments, Inc.	1,540,987	17,166,595

			100,354,928

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	ENERGY — 1.63%
	Oil, Gas & Consumable Fuels — 1.63%
	Total SA	385,728	$19,782,110

			19,782,110

	FOOD & STAPLES RETAILING — 0.76%
	Food & Staples Retailing — 0.76%
	PriceSmart, Inc.	110,806	9,252,301

			9,252,301

	FOOD, BEVERAGE & TOBACCO — 6.52%
	Beverages — 4.58%
	Coca Cola Icecek AS	966,049	9,066,382
	Fomento Economico Mexicano SAB de CV ADR	439,058	33,460,610
	Remy Cointreau SA	152,018	12,964,967
	Tobacco — 1.94%
	ITC Ltd.	6,629,101	23,519,781

			79,011,740

	HEALTH CARE EQUIPMENT & SERVICES — 7.65%
	Health Care Equipment & Supplies — 5.25%
	Coloplast A/S	350,190	23,617,061
[a]	ConvaTec Ltd.	6,854,636	19,759,058
	Essilor International SA	179,000	20,227,362
	Health Care Providers & Services — 2.40%
	Fresenius Medical Care AG & Co.	343,373	29,078,792

			92,682,273

	INSURANCE — 2.03%
	Insurance — 2.03%
	St. James’s Place plc	1,973,923	24,667,196

			24,667,196

	MATERIALS — 1.68%
	Chemicals — 1.68%
	Novozymes AS	589,823	20,335,844

			20,335,844

	MEDIA — 1.21%
	Media — 1.21%
	REA Group Ltd.	367,376	14,642,409

			14,642,409

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.80%
	Biotechnology — 2.39%
	Grifols S.A.	1,456,756	$28,951,627
	Life Sciences Tools & Services — 0.58%
	Eurofins Scientific	16,627	7,088,479
	Pharmaceuticals — 2.83%
	Bayer AG	328,200	34,247,419

			70,287,525

	REAL ESTATE — 0.91%
	Real Estate Management & Development — 0.91%
	Foxtons Group plc	8,788,639	11,047,739

			11,047,739

	RETAILING — 12.53%
	Internet & Direct Marketing Retail — 10.42%
[a]	Ctrip.com International, Ltd. ADR	499,760	19,990,400
[a]	priceline.com, Inc.	16,406	24,052,180
	Rakuten, Inc.	2,404,600	23,567,652
[a]	Vipshop Holdings Ltd. ADR	847,000	9,325,470
[a]	YOOX S.p.A	984,684	27,924,065
[a]	Zalando SE	561,019	21,431,309
	Multiline Retail — 2.11%
	B&M European Value Retail S.A.	7,469,311	25,590,393

			151,881,469

	SOFTWARE & SERVICES — 30.37%
	Information Technology Services — 15.50%
	MasterCard, Inc.	440,847	45,517,453
[a]	Nets A/S	537,694	9,410,121
[a]	Paysafe Group plc	11,963,315	54,742,938
	Wirecard AG	1,151,996	49,585,220
	Worldpay Group plc	8,601,755	28,611,562
	Internet Software & Services — 10.67%
[a]	Alibaba Group Holding Ltd. ADR	103,600	9,097,116
	Auto Trader Group plc	3,156,101	15,908,375
[a]	Baidu, Inc. ADR	55,514	9,127,057
	carsales.com Ltd.	2,419,285	19,815,708
[a]	Criteo SA ADR	451,157	18,533,529
[a]	Just Eat plc	2,072,300	14,902,019
	NetEnt AB	1,186,466	9,155,112
[a]	Rocket Internet SE	990,446	19,950,024
	Tencent Holdings Ltd.	527,500	12,904,346
	Software — 4.20%
	Constellation Software, Inc.	75,544	34,328,310
[a]	LINE Corporation ADR	488,546	16,615,450

			368,204,340

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	TECHNOLOGY HARDWARE & EQUIPMENT — 1.58%
	Electronic Equipment, Instruments & Components — 1.58%
	Ingenico S.A.	239,868	$19,156,959

			19,156,959

	TOTAL COMMON STOCK (Cost $1,145,568,404)		1,197,640,627

	SHORT TERM INVESTMENTS — 1.41%
[b]	Thornburg Capital Management Fund	1,705,366	17,053,658

	TOTAL SHORT TERM INVESTMENTS (Cost $17,053,658)		17,053,658

	TOTAL INVESTMENTS — 100.20% (Cost $1,162,622,063)		$1,214,694,285

	LIABILITIES NET OF OTHER ASSETS — (0.20)%		(2,468,747)

	NET ASSETS — 100.00%		$1,212,225,538

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2016
Contract Description	Buy/ Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Yuan Renminbi	Sell	215,617,000	01/26/2017	30,677,108	$889,688	$—
Yuan Renminbi	Buy	215,617,000	01/26/2017	30,677,108	—	(929,946)
Japanese Yen	Sell	4,591,890,100	03/01/2017	39,395,730	1,448,300	—

Total					$2,337,988	$(929,946)

Net unrealized appreciation (depreciation)					$1,408,042

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal December 31, 2016	Market Value December 31, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	14,196,332	13,454,461	25,945,427	1,705,366	$17,053,658	$120,115	$—

Total non-controlled affiliated issuers - 1.41% of net assets					$17,053,658	$120,115	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2016 (Unaudited)

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2016 (Unaudited)

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$1,197,640,627	$1,197,640,627	$-	$-
Short Term Investments	17,053,658	17,053,658	-	-

Total Investments in Securities	$1,214,694,285	$1,214,694,285	$-	$-
Other Financial Instruments**
Forward Currency Contracts	$2,337,988	$-	$2,337,988	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(929,946)	$-	$(929,946)	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,162,622,063

Gross unrealized appreciation on a tax basis	$129,736,320
Gross unrealized depreciation on a tax basis	(77,664,098)

Net unrealized appreciation (depreciation) on investments (tax basis)	$52,072,222

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2016 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2016 (Unaudited)

The quarterly average value of open sell currency contracts for the period ended December 31, 2016 was $76,954,905. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of period ended December 31, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2016 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2016 is $1,408,042, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

8

SCHEDULE OF INVESTMENTS

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 87.51%
	AUTOMOBILES & COMPONENTS — 0.56%
	Automobiles — 0.56%
	Daimler AG	1,196,100	$89,041,795

			89,041,795

	BANKS — 6.93%
	Banks — 6.93%
	DBS Group Holdings Ltd.	21,921,200	262,482,207
	ING Groep N.V.	17,617,500	247,947,569
	JPMorgan Chase & Co.	6,400,000	552,256,000
	Liechtensteinische Landesbank AG	908,120	35,984,132

			1,098,669,908

	CAPITAL GOODS — 3.65%
	Aerospace & Defense — 0.62%
	BAE Systems plc	13,559,800	98,846,125
	Construction & Engineering — 1.86%
	Bouygues SA	1,793,900	64,288,861
	Ferrovial SA	3,178,900	56,869,866
	Vinci S.A.	2,537,795	172,840,289
	Industrial Conglomerates — 1.17%
	Hopewell Holdings Ltd.	37,798,340	130,389,528
	NWS Holdings Ltd.	34,000,000	55,420,724

			578,655,393

	COMMERCIAL & PROFESSIONAL SERVICES — 0.43%
	Professional Services — 0.43%
	Wolters Kluwer N.V.	1,880,374	68,130,138

			68,130,138

	CONSUMER SERVICES — 1.01%
	Hotels, Restaurants & Leisure — 1.01%
	Las Vegas Sands Corp.	3,011,700	160,854,897

			160,854,897

	DIVERSIFIED FINANCIALS — 14.84%
	Capital Markets — 10.30%
	Apollo Global Management, LLC	3,887,163	75,255,476
[a]	Apollo Investment Corp.	24,800,000	145,328,000
	Ares Capital Corp.	15,285,900	252,064,491
	CME Group, Inc.	4,717,800	544,198,230
	GAM Holding AG	3,688,882	42,746,546
	KKR & Co. LP	6,600,000	101,574,000
[a]	Solar Capital Ltd.	4,607,900	95,936,478
	The Blackstone Group LP	5,720,000	154,611,600

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	UBS Group AG	14,116,325	$221,109,087
	Mortgage Real Estate Investment Trusts — 4.54%
	Chimera Investment Corp.	5,707,084	97,134,569
[a]	Dynex Capital, Inc.	1,987,135	13,552,261
[a]	Invesco Mortgage Capital, Inc.	11,296,333	164,926,462
[a]	MFA Financial, Inc.	33,520,151	255,758,752
[a]	Two Harbors Investment Corp.	21,623,300	188,555,176

			2,352,751,128

	ENERGY — 7.99%
	Oil, Gas & Consumable Fuels — 7.99%
	Eni S.p.A.	8,069,800	131,412,674
	HollyFrontier Corp.	981,000	32,137,560
	ONEOK, Inc.	3,489,700	200,343,677
	Royal Dutch Shell plc A Shares	4,320,880	119,414,282
	Royal Dutch Shell plc ADR	8,777,800	477,336,764
	Suncor Energy, Inc.	6,270,976	205,039,174
	The Williams Companies, Inc.	3,257,000	101,422,980

			1,267,107,111

	FOOD & STAPLES RETAILING — 3.64%
	Food & Staples Retailing — 3.64%
	CVS Health Corp.	2,057,500	162,357,325
	Koninklijke Ahold Delhaize N.V.	5,174,247	109,096,865
	Walgreens Boots Alliance, Inc.	3,695,906	305,873,181

			577,327,371

	FOOD, BEVERAGE & TOBACCO — 2.31%
	Food Products — 0.99%
	Nestle SA	2,200,000	157,821,860
	Tobacco — 1.32%
	KT&G Corp.	2,495,817	208,707,996

			366,529,856

	HOUSEHOLD & PERSONAL PRODUCTS — 0.39%
	Household Products — 0.39%
	Reckitt Benckiser plc	719,900	61,092,909

			61,092,909

	INSURANCE — 2.24%
	Insurance — 2.24%
	Gjensidige Forsikring ASA	1,810,476	28,723,238
	Legal and General Group plc	20,968,500	63,983,739
	NN Group NV	7,733,300	262,082,157

			354,789,134

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	MATERIALS — 1.87%
	Chemicals — 1.28%
	LG Chem, Ltd.	217,000	$46,892,697
	LyondellBasell Industries NV	1,827,000	156,720,060
	Metals & Mining — 0.59%
	Mining and Metallurgical Co. Norilsk Nickel PJSC ADR	4,119,000	69,693,480
	Mining and Metallurgical Co. Norilsk Nickel PJSC ADR	1,390,000	23,338,100

			296,644,337

	MEDIA — 0.57%
	Media — 0.57%
	Vivendi S.A.	4,743,968	90,161,974

			90,161,974

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.26%
	Pharmaceuticals — 6.26%
	Merck & Co., Inc.	4,913,987	289,286,415
	Novartis AG	3,057,900	222,518,305
	Pfizer, Inc.	5,067,900	164,605,392
	Roche Holding AG	1,385,800	316,544,319

			992,954,431

	REAL ESTATE — 2.82%
	Equity Real Estate Investment Trusts — 2.82%
	Crown Castle International Corp.	2,020,000	175,275,400
	Lamar Advertising Co.	1,790,620	120,401,289
[a]	Washington REIT	4,645,258	151,853,484

			447,530,173

	RETAILING — 3.47%
	Multiline Retail — 1.19%
	Target Corp.	2,603,734	188,067,707
	Specialty Retail — 2.28%
	The Home Depot, Inc.	2,694,400	361,265,152

			549,332,859

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.53%
	Semiconductors & Semiconductor Equipment — 3.53%
	Advanced Semiconductor Engineering, Inc.	60,959,000	62,511,867
	Qualcomm, Inc.	2,929,200	190,983,840
	Taiwan Semiconductor Manufacturing Co., Ltd.	54,341,000	306,025,365

			559,521,072

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.38%
	Technology, Hardware, Storage & Peripherals — 0.38%
	Apple, Inc.	515,600	$59,716,792

			59,716,792

	TELECOMMUNICATION SERVICES — 18.38%
	Diversified Telecommunication Services — 12.09%
	AT&T, Inc.	5,503,100	234,046,843
	BT Group plc	82,247,884	371,898,187
	CenturyLink, Inc.	3,017,800	71,763,284
	Jasmine Broadband Internet Infrastructure Fund	183,724,000	60,026,272
	Koninklijke KPN N.V.	86,168,500	255,244,735
	Orange SA	27,611,900	419,563,062
	Singapore Telecommunications Ltd.	61,641,215	154,512,730
	Swisscom AG	272,000	121,829,716
	Telenor ASA	15,266,200	228,055,586
	Wireless Telecommunication Services — 6.29%
	China Mobile Ltd.	62,038,574	657,627,285
	MTN Group Ltd.	9,873,310	90,704,689
	Vodafone Group plc	101,109,324	249,027,309

			2,914,299,698

	TRANSPORTATION — 3.87%
	Transportation Infrastructure — 3.87%
	Atlantia S.p.A.	19,536,102	457,769,908
	China Merchants Holdings International Co. Ltd.	29,112,830	72,233,007
	Jiangsu Express Co. Ltd.	12,140,000	15,342,317
	Sydney Airport	15,747,554	68,071,706

			613,416,938

	UTILITIES — 2.37%
	Electric Utilities — 1.67%
	Electricite de France SA	19,451,603	198,205,144
	Terna Rete Elettrica Nazionale S.p.A.	14,474,721	66,310,645
	Multi-Utilities — 0.70%
[b]	Innogy SE	757,713	26,329,004
	National Grid plc	7,212,000	84,578,848

			375,423,641

	TOTAL COMMON STOCK (Cost $12,921,040,178)		13,873,951,555

	PREFERRED STOCK — 0.40%
	BANKS — 0.21%
	Banks — 0.21%
	Barclays Bank plc Pfd, 7.10%	200,000	5,072,000

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
[c]	First Tennessee Bank Pfd, 3.75%	12,000	$8,220,000
	GMAC Capital Trust I Pfd, 8.125%	628,126	15,954,400
	KeyCorp Pfd, 8.625%	143,295	3,652,590

			32,898,990

	DIVERSIFIED FINANCIALS — 0.01%
	Capital Markets — 0.01%
	Morgan Stanley Pfd, 4.00%	120,000	2,760,000

			2,760,000

	MISCELLANEOUS — 0.07%
	U.S. Government Agencies — 0.07%
	Farm Credit Bank of Texas Pfd, 10.00%	9,000	10,777,500

			10,777,500

	TELECOMMUNICATION SERVICES — 0.11%
	Wireless Telecommunication Services — 0.11%
[c]	Centaur Funding Corp. Pfd, 9.08%	15,000	17,550,000

			17,550,000

	TOTAL PREFERRED STOCK (Cost $63,787,618)		63,986,490

	ASSET BACKED SECURITIES — 0.21%
	COMMERCIAL MTG TRUST — 0.02%
	Citigroup Commercial Mortgage Trust, Series 2004-HYB2 Class B1, 2.977%, 3/25/2034	$719,404	589,887
[c]	Credit Suisse Mortgage Trust, Series 2016-BDWN Class E, 12.024%, 2/15/2029	2,000,000	2,000,323

			2,590,210

	OTHER ASSET BACKED — 0.07%
[c]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	7,000,000	7,102,866
[c]	JPR Royalty, LLC, 14.00%, 9/1/2020	5,000,000	2,500,000
[c,d]	Northwind Holdings, LLC, Series 2007-1A Class A1 Floating Rate Note, 1.622%, 12/1/2037	2,275,000	2,104,375

			11,707,241

	RESIDENTIAL MTG TRUST — 0.12%
	Banc of America Funding Corp., Series 2006-I Class SB1, 2.927%, 12/20/2036	1,708,286	323,627
	Bear Stearns ARM Mortgage, Series 2003-6 Class 2B-1, 2.907%, 8/25/2033	147,802	129,531
	FBR Securitization Trust, Series 2005-2 Class M1, 1.304%, 9/25/2035	9,837,356	9,830,316
	Merrill Lynch Mortgage Investors Trust, Series 2004-A4 Class M1, 2.862%, 8/25/2034	4,788,779	4,389,814
	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 1.076%, 11/25/2035	2,979,044	2,974,863

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.812%, 2/25/2035	$4,056,489	$556,689

			18,204,840

	TOTAL ASSET BACKED SECURITIES (Cost $37,914,726)		32,502,291

	CORPORATE BONDS — 8.62%
	AUTOMOBILES & COMPONENTS — 0.03%
	Auto Components — 0.03%
c,e	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	4,300,000	4,461,250

			4,461,250

	BANKS — 0.08%
	Banks — 0.08%
c,e	Groupe BPCE, 12.50%, 8/29/2049	10,211,000	12,465,385

			12,465,385

	CAPITAL GOODS — 0.16%
	Aerospace & Defense — 0.06%
[c]	CBC Ammo, LLC, 7.25%, 11/15/2021	9,265,000	9,102,863
	Construction & Engineering — 0.10%
[c]	Zachry Holdings, Inc., 7.50%, 2/1/2020	15,420,000	15,824,775

			24,927,638

	COMMERCIAL & PROFESSIONAL SERVICES — 0.01%
	Commercial Services & Supplies — 0.01%
	RR Donnelley, 7.625%, 6/15/2020	1,697,000	1,764,880

			1,764,880

	CONSUMER SERVICES — 0.28%
	Diversified Consumer Services — 0.28%
[c]	Laureate Education, Inc., 9.25%, 9/1/2019	43,176,000	44,093,490

			44,093,490

	DIVERSIFIED FINANCIALS — 0.48%
	Capital Markets — 0.06%
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017	8,000,000	8,009,768
[c]	Morgan Stanley (BRL), 10.09%, 5/3/2017	4,560,000	1,384,939
	Consumer Finance — 0.07%
	First Cash Financial Services, Inc., 6.75%, 4/1/2021	10,395,000	10,732,837
	Diversified Financial Services — 0.35%
	Bank of America Corp. (BRL), 10.75%, 8/20/2018	5,000,000	1,543,675
[c,e]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	27,634,000	27,979,425
	JPMorgan Chase & Co., 7.90%, 12/29/2049	15,000,000	15,532,500
	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	5,000,000	5,766,135

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
[c]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	$5,385,000	$4,698,413

			75,647,692

	ENERGY — 2.44%
	Energy Equipment & Services — 0.06%
[c]	Enviva Partners, LP, 8.50%, 11/1/2021	7,500,000	7,818,750
[c,e,f]	Schahin II Finance Co. (SPV) Ltd., 5.875%, 9/25/2023	11,640,133	1,396,816
	Oil, Gas & Consumable Fuels — 2.38%
	Calumet Specialty Products Partners, LP, 7.625%, 1/15/2022	6,550,000	5,551,125
	Calumet Specialty Products Partners, LP, 6.50%, 4/15/2021	8,430,000	7,144,425
	Calumet Specialty Products Partners, LP, 7.75%, 4/15/2023	5,000,000	4,150,000
[c]	Citgo Petroleum Corp., 6.25%, 8/15/2022	27,000,000	28,080,000
[c]	DCP Midstream, LLC, 9.75%, 3/15/2019	5,000,000	5,600,000
	Enbridge Energy Partners LP, 9.875%, 3/1/2019	9,750,000	11,081,265
	Energy Transfer Partners LP, 3.903%, 11/1/2066	13,820,000	11,031,815
	Enterprise Products Operating LP, 7.034%, 1/15/2068	14,480,000	14,784,297
[c,e]	Gaz Capital SA, 8.146%, 4/11/2018	2,000,000	2,135,000
	HollyFrontier Corp., 5.875%, 4/1/2026	25,000,000	25,547,800
	Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019	8,000,000	9,008,416
	Kinder Morgan Energy Partners LP, 5.00%, 3/1/2043	10,000,000	9,642,670
	Kinder Morgan Energy Partners LP, 5.80%, 3/15/2035	10,000,000	10,572,150
	Kinder Morgan, Inc., 5.30%, 12/1/2034	23,630,000	23,980,788
	Kinder Morgan, Inc., 5.55%, 6/1/2045	5,000,000	5,258,865
[c,d,f]	Linc Energy, 12.50%, 10/31/2017	22,791,000	228
[c,d,f]	Linc Energy, 9.625%, 10/31/2017	16,148,704	670,171
	NuStar Logistics LP, 8.15%, 4/15/2018	18,000,000	19,215,000
[c,e]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2023	19,477,986	5,161,666
	ONEOK Partners LP, 8.625%, 3/1/2019	8,000,000	9,024,152
[c,e]	Petro Co., Trinidad Tobago Ltd., 9.75%, 8/14/2019	4,000,000	4,304,440
[b,f]	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	225,000
	Summit Midstream Holdings, LLC, 5.50%, 8/15/2022	8,172,000	7,967,700
	Teppco Partners LP, 7.00%, 6/1/2067	7,000,000	5,950,000
	The Williams Companies, Inc., 3.70%, 1/15/2023	29,129,000	28,109,485
	The Williams Companies, Inc., 4.55%, 6/24/2024	69,318,000	68,798,115
	The Williams Companies, Inc., 5.75%, 6/24/2044	14,198,000	13,772,060
[c]	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	32,700,000	41,233,588

			387,215,787

	FOOD & STAPLES RETAILING — 0.16%
	Food & Staples Retailing — 0.16%
[c]	Bakkavor Finance (2) plc (GBP), 8.75%, 6/15/2020	14,132,000	18,601,974
[c]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	7,860,000	7,584,900

			26,186,874

	FOOD, BEVERAGE & TOBACCO — 0.20%
	Beverages — 0.04%
	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	21,669,000	6,699,367
	Food Products — 0.04%
c,e	BRF S.A., 4.75%, 5/22/2024	6,000,000	5,829,000

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Tobacco — 0.12%
	Vector Group Ltd., 7.75%, 2/15/2021	$18,400,000	$19,182,000

			31,710,367

	HEALTH CARE EQUIPMENT & SERVICES — 0.03%
	Health Care Providers & Services — 0.03%
[c]	Quorum Health Corp., 11.625%, 4/15/2023	5,930,000	4,966,375

			4,966,375

	HOUSEHOLD & PERSONAL PRODUCTS — 0.05%
	Household Products — 0.05%
[c]	Energizer Holdings, Inc., 5.50%, 6/15/2025	7,500,000	7,518,750

			7,518,750

	INSURANCE — 0.96%
	Insurance — 0.96%
[c,e]	Dai Ichi Mutual Life Insurance Co., Ltd., 7.25%, 12/29/2049	9,000,000	10,080,000
	ELM B.V. (AUD), 7.635%, 12/29/2049	10,500,000	7,670,846
	ELM B.V. (AUD), 3.185%, 4/29/2049	8,000,000	5,733,366
	Genworth Holdings, Inc., 4.90%, 8/15/2023	24,020,000	19,816,500
	Hartford Financial Services Group, 8.125%, 6/15/2068	9,650,000	10,335,150
[c]	MetLife Capital Trust X, 9.25%, 4/8/2068	12,000,000	16,320,000
	MetLife, Inc., 6.817%, 8/15/2018	4,000,000	4,312,396
[c]	National Life Insurance of Vermont, 10.50%, 9/15/2039	2,000,000	2,983,090
[c,e]	QBE Insurance Group Ltd., 7.50%, 11/24/2043	40,000,000	44,400,000
[c,e]	Sirius International Group, 7.506%, 5/29/2049	28,590,000	28,768,688
[c]	ZFS Finance USA Trust V, 6.50%, 5/9/2067	1,260,000	1,263,339

			151,683,375

	MATERIALS — 0.43%
	Chemicals — 0.16%
[c,e]	Consolidated Energy Finance S.A., 6.75%, 10/15/2019	11,000,000	11,000,000
[c,e]	Kissner Group Holdings, 8.375%, 12/1/2022	14,520,000	14,665,200
	Construction Materials — 0.18%
[c,e]	Cimpor Financial Operations B.V., 5.75%, 7/17/2024	17,985,000	14,929,348
	CRH America, Inc., 8.125%, 7/15/2018	12,000,000	13,126,380
	Metals & Mining — 0.09%
[c]	International Wire Group, Inc., 10.75%, 8/1/2021	15,780,000	14,833,200

			68,554,128

	MEDIA — 0.46%
	Media — 0.46%
	Comcast Cable Communications, LLC, 8.875%, 5/1/2017	5,000,000	5,125,770
[c]	EMI Music Publishing Ltd., 7.625%, 6/15/2024	5,000,000	5,400,000
[c,e]	Mood Media Corp., 9.25%, 10/15/2020	18,445,000	11,897,025
[c,e]	SFR Group SA, 7.375%, 5/1/2026	33,480,000	34,317,000
	Time Warner Cable, Inc., 8.75%, 2/14/2019	14,000,000	15,777,216

			72,517,011

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	REAL ESTATE — 0.14%
	Real Estate Management & Development — 0.14%
[c,e]	Avison Young (Canada), Inc., 9.50%, 12/15/2021	$22,000,000	$21,615,000

			21,615,000

	SOFTWARE & SERVICES — 0.40%
	Information Technology Services — 0.13%
[c]	Alliance Data Systems Corp., 5.375%, 8/1/2022	10,000,000	9,650,000
	Neustar, Inc., 4.50%, 1/15/2023	11,185,000	11,436,662
	Internet Software & Services — 0.05%
[c,d]	Yahoo!, Inc., 6.65%, 8/10/2026	6,789,523	7,359,843
	Software — 0.22%
[c]	Solera Capital, LLC, 10.50%, 3/1/2024	31,000,000	34,875,000

			63,321,505

	TELECOMMUNICATION SERVICES — 1.59%
	Diversified Telecommunication Services — 0.96%
[e]	Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	26,150,000	38,443,507
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,765,000
[e]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,770,000	2,832,164
[e]	Telefonica Emisiones SAU, 7.045%, 6/20/2036	85,390,000	99,112,771
[c,e,f]	Telemar Norte Leste SA, 0%, 10/23/2020	9,065,000	2,832,813
	Wireless Telecommunication Services — 0.63%
[c,e]	Digicel Ltd., 6.00%, 4/15/2021	69,037,000	62,441,895
[c,e]	Millicom International Cellular S.A., 6.00%, 3/15/2025	28,423,000	27,925,597
[c,e]	VimpelCom Holdings B.V., 7.504%, 3/1/2022	8,735,000	9,707,206

			253,060,953

	TRANSPORTATION — 0.12%
	Airlines — 0.12%
	American Airlines Group, Inc., 4.95%, 7/15/2024	4,255,282	4,537,195
[c,e]	Guanay Finance Ltd., 6.00%, 12/15/2020	12,687,856	12,814,735
	US Airways, 6.25%, 10/22/2024	1,934,777	2,147,602

			19,499,532

	UTILITIES — 0.60%
	Electric Utilities — 0.36%
	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	7,389,031
[c,e]	Enel Finance International S.A., 6.25%, 9/15/2017	40,000,000	41,220,600
	Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018	8,000,000	8,443,384
[c]	Great River Energy, 5.829%, 7/1/2017	249,461	253,234
	Multi-Utilities — 0.24%
	Ameren Illinois Co., 9.75%, 11/15/2018	5,000,000	5,715,210
[c]	Enable Oklahoma Intrastate Transmission, LLC, 6.25%, 3/15/2020	2,500,000	2,648,208
	NiSource Finance Corp., 6.40%, 3/15/2018	20,000,000	21,063,100

9

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Sempra Energy, 9.80%, 2/15/2019	$7,750,000	$8,976,670

			95,709,437

	TOTAL CORPORATE BONDS (Cost $1,296,218,315)		1,366,919,429

	MUNICIPAL BONDS — 0.02%
	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,555,000	2,929,844

	TOTAL MUNICIPAL BONDS (COST $2,508,011)		2,929,844

	OTHER GOVERNMENT — 0.04%
	Federative Republic of Brazil (BRL), 12.50%, 1/5/2022	20,000,000	6,329,308

	TOTAL OTHER GOVERNMENT (Cost $12,792,329)		6,329,308

	LOAN PARTICIPATIONS — 1.19%
	CONSUMER SERVICES — 0.18%
	Hotels, Restaurants & Leisure — 0.03%
[d]	Cheddar’s Scratch Kitchen, 9.75%, 12/20/2022	6,000,000	5,700,000
	Diversified Consumer Services — 0.15%
	Laureate Education, Inc., 8.868%, 3/17/2021	23,171,729	23,215,291
	ENERGY 0.00%
	Oil, Gas & Consumable Fuels 0.00%
[d]	Malamute Energy, Inc., 1.500%, 11/22/2022	210,240	210,240
	FOOD, BEVERAGE & TOBACCO — 0.06%
	Tobacco — 0.06%
	North Atlantic Trading Co., Inc., 9.25%, 1/13/2020	8,665,437	8,578,783
	INDUSTRIALS — 0.10%
	Construction & Engineering — 0.10%
	ABG Intermediate Holdings (2), LLC, 9.50%, 5/27/2022	15,710,047	15,788,597
	MEDIA — 0.05%
	Media — 0.05%
[e]	Mood Media Corp., 7.00%, 5/1/2019	8,362,255	8,027,765
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.17%
	Pharmaceuticals — 0.17%
[d,e]	Concordia Healthcare Corp., 9.50%, 10/21/2017	33,610,960	27,017,767
	RETAILING — 0.22%
	Specialty Retail — 0.22%
	Redbox Automated Retail, LLC, 8.58%, 9/27/2021	35,000,000	33,985,000
	SOFTWARE & SERVICES — 0.17%
	Information Technology Services — 0.17%
	Neustar, Inc., 4.02%, 1/22/2019	26,726,700	26,726,700
	TECHNOLOGY HARDWARE & EQUIPMENT — 0.12%
	Technology, Hardware, Storage & Peripherals — 0.12%
	Harland Clarke Holdings Corp., 7.00%, 12/31/2019	19,000,000	19,071,250

10

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	TRANSPORTATION — 0.12%
	Airlines — 0.12%
[c,d,e,f]	ET Three, LLC, 12.00%, 9/30/2019	$2,201,115	1,712,468
[c,d,e,f]	ET Two, LLC, 12.00%, 9/30/2019	2,201,115	1,712,467
[c,d,e,f]	OS Two, LLC, 12.00%, 12/15/2020	3,211,200	2,405,189
[c,d]	WU Finance I, LLC, 7.19%, 08/17/2025	13,938,261	13,798,878

	TOTAL LOAN PARTICIPATIONS (COST $194,984,124)		187,950,395

	SHORT TERM INVESTMENTS — 0.81%
[a]	Thornburg Capital Management Fund	12,896,364	128,963,642

	TOTAL SHORT TERM INVESTMENTS (Cost $128,963,642)		128,963,642

	TOTAL INVESTMENTS — 98.80% (Cost $14,658,208,943)		$15,663,532,954

	OTHER ASSETS LESS LIABILITIES — 1.20%		190,794,291

	NET ASSETS — 100.00%		$15,854,327,245

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2016
		Contract	Counter	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Party*	Value Date	USD	Appreciation	Depreciation
Yuan Renminbi	Sell	5,865,669,000	SSB	01/26/2017	834,543,467	$24,203,184	$—
Thai Baht	Sell	1,684,879,600	BBH	02/23/2017	47,037,515	390,482	—
South Korean Won	Sell	190,915,391,000	SSB	02/23/2017	158,076,659	3,736,615	—
South Korean Won	Sell	41,232,696,600	SSB	02/23/2017	34,140,395	527,866	—
South Korean Won	Sell	72,212,621,200	SSB	02/23/2017	59,791,564	—	(60,867)
Euro	Sell	2,190,567,200	SSB	02/21/2017	2,311,296,367	44,877,713	—
Great Britain Pound	Sell	790,115,600	SSB	01/09/2017	973,924,527	34,097,054	—
Great Britain Pound	Buy	120,793,900	SSB	01/09/2017	148,894,848	—	(2,322,687)
Swiss Franc	Sell	292,930,700	SSB	01/04/2017	287,666,405	16,061,834	—
Swiss Franc	Buy	292,930,700	SSB	01/04/2017	287,666,405	1,545,385	—
Swiss Franc	Sell	301,899,000	SSB	04/03/2017	298,146,365	—	(1,658,273)

Total						$125,440,133	$(4,041,827)

Net unrealized appreciation (depreciation)						$121,398,306

* Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend

a	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

11

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal December 31, 2016	Market Value December 31, 2016	Investment Income	Realized Gain (Loss)
Apollo Investment Corp.	24,800,000	—	—	24,800,000	$145,328,000	$3,720,000	$—
Dynex Capital, Inc.*	3,562,668	—	1,575,533			1,178,460	(4,174,031)
Invesco Mortgage Capital, Inc.	13,839,800	—	2,543,467	11,296,333	164,926,462	5,118,533	(5,976,375)
MFA Financial, Inc.	33,520,151	—	—	33,520,151	255,758,752	6,704,030	—
Solar Capital Ltd.	4,607,900	—	—	4,607,900	95,936,478	1,843,160	—
Thornburg Capital Management Fund	23,399,287	59,978,292	70,481,215	12,896,364	128,963,642	313,533	—
Two Harbors Investment Corp.	23,875,000	—	2,251,700	21,623,300	188,555,176	5,189,592	(5,630,195)
Washington REIT	5,300,000	—	654,742	4,645,258	151,853,484	1,590,000	1,839,610

Total non-controlled affiliated issuers - 7.22% of net assets					$1,144,874,255	$25,657,308	$(13,940,991)

*Issuers not affiliated at December 31, 2016.

b	Non-income producing.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2016, the aggregate value of these securities in the Fund’s portfolio was $764,219,785, representing 4.82% of the Fund’s net assets.

d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

f	Bond in default.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

ARM	Adjustable Rate Mortgage

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

CHL	Denominated in Chilean Peso

GBP	Denominated in Great Britain Pounds

MFA	Mortgage Finance Authority

MTN	Medium-Term Note

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

12

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

13

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$13,873,951,555	$13,813,925,283	$60,026,272	$-
Preferred Stock(a)	63,986,490	27,438,990	36,547,500	-
Asset Backed Securities	32,502,291	-	30,397,916	2,104,375
Corporate Bonds	1,366,919,429	-	1,358,889,187	8,030,242
Municipal Bonds	2,929,844	-	2,929,844	-
Other Government	6,329,308	-	6,329,308	-
Loan Participations	187,950,395	-	135,393,386	52,557,009
Short Term Investments	128,963,642	128,963,642	-	-

Total Investments in Securities	$15,663,532,954	$13,970,327,915	$1,630,513,413	$62,691,626

Other Financial Instruments**
Forward Currency Contracts	$125,440,133	$-	$125,440,133	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(4,041,827)	$-	$(4,041,827)	$-
Spot Currency	(51,737)	(51,737)	-	-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

14

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

(a) At December 31, 2016, industry classifications for Common Stock and Preferred Stock in Levels 2 consist of $77,576,272 in Telecommunication Services, $10,777,500 in Miscellaneous, and $8,220,000 in Banks.

(b) The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at December 31, 2016:

	Fair Value at December 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bond	$7,359,843	Discounted cash flows	Third party vendor projection of discounted cash flows	4.50%-5.50% (N/A)
	670,399	Discounted to valuation	Third party vendor impairment projection	$0.001-$4.15 ($2.08)

	8,030,242

Loan Participations	6,040,364	Discounted cash flows	Third party vendor projection of discounted cash flows	2.73%-25.00% (9.38%)
	27,017,767	Market comparable securities yield method	Yields of comparable securities	38.89% (N/A)
	19,498,878	Cost basis	Cost basis	$95.00 - $99.00 ($97.00)

	52,557,009

Asset-Backed Securities	2,104,375	Discounted cash flows	Third party vendor projection of discounted cash flows	3.50% - 4.30% (N/A)

Total	$62,691,626

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and those underlying events which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period. A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2016 is as follows:

	Asset Backed Securities	Corporate Bonds	Loan Participations	Total(b)
Beginning Balance 9/30/2016	$2,237,813	$7,605,592	$18,137,761	$27,981,166
Accrued Discounts (Premiums)	3,689	14,025	25,429	43,143
Net Realized Gain (Loss)	17,090	12,027	2,160	31,277
Gross Purchases	–	–	7,866,762	7,866,762
Gross Sales	(131,250)	(3,377,662)	(228,696)	(3,737,608)
Net Change in Unrealized Appreciation (Depreciation)	(22,967)	(110,568)	(7,151,463)	(7,284,998)
Transfers into Level 3(a)	–	3,886,828	33,905,056	37,791,884
Transfers out of Level 3(a)	–	–	–	–

Ending Balance 12/31/2016	$2,104,375	$8,030,242	$52,557,009	$62,691,626

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2016. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 0.40% of total net assets at the period ended December 31, 2016. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

15

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2016 (Unaudited)

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$14,658,208,943

Gross unrealized appreciation on a tax basis	$2,032,452,102
Gross unrealized depreciation on a tax basis	(1,027,128,091)

Net unrealized appreciation (depreciation) on investments (tax basis)	$1,005,324,011

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2016 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended December 31, 2016 was $5,173,227,672. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of period ended December 31, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB and the agreement with BBH does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under such agreements, the Fund does not net its outstanding forward currency contracts for the purpose of financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2016 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2016 is $121,007,824 attributable to the Fund’s contracts with SSB, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $390,482 attributable to the Fund’s contracts with BBH. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

16

SCHEDULE OF INVESTMENTS

Thornburg Global Opportunities Fund	December 31, 2016 (Unaudited)

	Shares/ Principal Amount	Value

COMMON STOCK — 92.06%
AUTOMOBILES & COMPONENTS — 3.08%
Auto Components — 3.08%
Delphi Automotive plc	874,608	$58,904,849

		58,904,849

BANKS — 6.85%
Banks — 6.85%
Citigroup, Inc.	1,436,005	85,341,777
ING Groep N.V.	3,257,752	45,849,394

		131,191,171

CAPITAL GOODS — 1.96%
Construction & Engineering — 1.96%
Ferrovial SA	2,094,140	37,463,733

		37,463,733

CONSUMER DURABLES & APPAREL — 4.26%
Household Durables — 4.26%
Barratt Developments plc	14,321,426	81,612,316

		81,612,316

CONSUMER SERVICES — 6.10%
Hotels, Restaurants & Leisure — 6.10%
Galaxy Entertainment Group Ltd.	13,131,814	57,238,418
Wynn Resorts, Ltd.	687,295	59,457,891

		116,696,309

DIVERSIFIED FINANCIALS — 6.23%
Capital Markets — 2.80%
Northstar Asset Management Group, Inc.	2,669,495	39,828,866
UBS Group AG	875,012	13,705,628
Consumer Finance — 3.43%
Capital One Financial Corp.	752,959	65,688,143

		119,222,637

ENERGY — 1.10%
Energy Equipment & Services — 0.36%
Helmerich & Payne, Inc.	88,323	6,836,200
Oil, Gas & Consumable Fuels — 0.74%
Reliance Industries Ltd.	886,738	14,160,786

		20,996,986

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 6.10%
	Food Products — 6.10%
	BRF SA	1,616,677	$23,966,776
	Mondelez International, Inc.	2,094,726	92,859,203

			116,825,979

	HEALTH CARE EQUIPMENT & SERVICES — 0.34%
	Health Care Providers & Services — 0.34%
[a]	Express Scripts Holding Company	95,880	6,595,585

			6,595,585

	INSURANCE — 3.58%
	Insurance — 3.58%
	NN Group NV	2,023,563	68,578,712

			68,578,712

	MATERIALS — 5.82%
	Chemicals — 4.18%
	CF Industries Holdings, Inc.	2,543,824	80,079,579
	Metals & Mining — 1.64%
	Mineral Resources Ltd.	3,581,222	31,322,800

			111,402,379

	MEDIA — 4.85%
	Media — 4.85%
[a]	Altice N.V.	4,684,193	92,847,297

			92,847,297

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.54%
	Pharmaceuticals — 1.54%
[a]	Allergan plc	140,340	29,472,803

			29,472,803

	REAL ESTATE — 1.12%
	Equity Real Estate Investment Trusts — 1.12%
	VEREIT, Inc.	2,523,239	21,346,602

			21,346,602

	SOFTWARE & SERVICES — 11.58%
	Information Technology Services — 2.78%
[a]	InterXion Holding NV	1,515,357	53,143,570
	Internet Software & Services — 8.80%
[a]	Alphabet, Inc. Class A	111,727	88,538,061
[a]	Baidu, Inc. ADR	486,264	79,946,664

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

			$221,628,295

	TECHNOLOGY HARDWARE & EQUIPMENT — 4.67%
	Communications Equipment — 2.80%
[a]	EchoStar Corp.	1,042,709	53,584,816
	Technology, Hardware, Storage & Peripherals — 1.87%
	Apple, Inc.	22,094	2,558,927
	Samsung Electronics Co. Ltd.	22,313	33,290,301

			89,434,044

	TELECOMMUNICATION SERVICES — 14.27%
	Diversified Telecommunication Services — 9.20%
[a]	Level 3 Communications, Inc.	2,252,087	126,927,623
[a]	SFR Group SA	1,742,121	49,202,045
	Wireless Telecommunication Services — 5.07%
[a]	T-Mobile US, Inc.	1,686,958	97,016,955

			273,146,623

	TRANSPORTATION — 8.61%
	Airlines — 3.60%
[a]	Ryanair Holdings plc ADR	826,432	68,808,728
	Transportation Infrastructure — 5.01%
	Aena S.A.	702,724	95,905,050

			164,713,778

	TOTAL COMMON STOCK (Cost $1,503,782,248)		1,762,080,098

	SHORT TERM INVESTMENTS — 7.14%
[b]	Thornburg Capital Management Fund	13,678,017	136,780,170

	TOTAL SHORT TERM INVESTMENTS (Cost $136,780,170)		136,780,170

	TOTAL INVESTMENTS — 99.20% (Cost $1,640,562,418)		$1,898,860,268

	OTHER ASSETS LESS LIABILITIES — 0.80%		15,273,643

	NET ASSETS — 100.00%		$1,914,133,911

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2016 (Unaudited)

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2016
Contract Description	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	Sell	39,056,800	02/01/2017	28,165,605	$1,400,783	$—
Euro	Sell	387,020,000	02/14/2017	408,219,321	19,579,041	—
Great Britain Pound	Sell	66,426,000	01/09/2017	81,879,045	2,866,582	—
Great Britain Pound	Buy	4,815,600	01/09/2017	5,935,879	—	(41,754)
Swiss Franc	Sell	5,700,700	01/04/2017	5,598,252	312,578	—
Swiss Franc	Sell	1,264,400	01/04/2017	1,241,677	27,765	—
Swiss Franc	Sell	7,070,100	04/03/2017	6,982,218	—	(38,835)

Total					$24,186,749	$(80,589)

Net unrealized appreciation (depreciation)					$24,106,160

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal December 31, 2016	Market Value December 31, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	8,109,038	17,222,364	11,653,385	13,678,017	$136,780,170	$159,523	$—

Total non-controlled affiliated issuers - 7.15% of net assets					$136,780,170	$159,523	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Global Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers six classes of shares of beneficial interest, Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2016 (Unaudited)

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2016 (Unaudited)

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$1,762,080,098	$1,762,080,098	$-	$-
Short Term Investments	136,780,170	136,780,170	-	-

Total Investments in Securities	$1,898,860,268	$1,898,860,268	$-	$-

Other Financial Instruments**
Forward Currency Contracts	$24,186,749	$-	$24,186,749	$-
Spot Currency	36,745	36,745	-	-
Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(80,589)	$-	$(80,589)	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2016 (Unaudited)

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,640,562,418

Gross unrealized appreciation on a tax basis	$298,861,417
Gross unrealized depreciation on a tax basis	(40,563,567)

Net unrealized appreciation (depreciation) on investments (tax basis)	$258,297,850

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2016 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended December 31, 2016 was $559,756,918. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of period ended December 31, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2016 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2016 is $24,106,160, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

7

SCHEDULE OF INVESTMENTS

Thornburg Developing World Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 97.07%
	AUTOMOBILES & COMPONENTS — 0.94%
	Auto Components — 0.94%
	Hota Industrial Manufacturing Co., Ltd.	1,216,066	$4,716,505
	Tung Thih Electronic Co., Ltd.	555,544	4,990,226

			9,706,731

	BANKS — 11.78%
	Banks — 11.78%
	Grupo Financiero Banorte S.A.B. de C.V.	2,543,363	12,526,857
	HDFC Bank Ltd.	299,363	5,826,706
	HDFC Bank Ltd. ADR	462,852	28,085,859
	ICICI Bank Ltd. ADR	2,470,383	18,503,169
	Itau Unibanco Holding SA ADR	1,516,705	15,591,727
	PT Bank Central Asia	21,447,494	24,675,165
	Siam Commercial Bank plc	3,981,229	16,954,173

			122,163,656

	CAPITAL GOODS — 1.93%
	Industrial Conglomerates — 1.93%
[a]	CJ Corp.	129,147	19,995,437

			19,995,437

	COMMERCIAL & PROFESSIONAL SERVICES — 1.20%
	Commercial Services & Supplies — 1.20%
	Valid Solucoes e Servicos SA	1,642,098	12,426,606

			12,426,606

	CONSUMER DURABLES & APPAREL — 4.29%
	Household Durables — 1.66%
[a]	Coway Co., Ltd.	235,896	17,245,916
	Textiles, Apparel & Luxury Goods — 2.63%
	Eclat Textile Co., Ltd.	1,306,494	13,681,521
	NIKE, Inc.	266,309	13,536,486

			44,463,923

	CONSUMER SERVICES — 4.03%
	Diversified Consumer Services — 1.36%
	Kroton Educacional S.A.	3,454,650	14,148,918
	Hotels, Restaurants & Leisure — 2.67%
[a]	Al Tayyar Travel Group Holding Co.	1,698,968	16,601,143
	Galaxy Entertainment Group Ltd.	2,540,629	11,073,991

			41,824,052

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	DIVERSIFIED FINANCIALS — 3.95%
	Capital Markets — 1.85%
	Hong Kong Exchanges & Clearing Ltd.	812,881	$19,204,307
	Diversified Financial Services — 2.10%
	GT Capital Holdings, Inc.	849,933	21,713,149

			40,917,456

	ENERGY — 2.67%
	Oil, Gas & Consumable Fuels — 2.67%
	NovaTek OAO-GDR Reg S	213,001	27,647,530

			27,647,530

	FOOD & STAPLES RETAILING — 6.44%
	Food & Staples Retailing — 6.44%
	BIM Birlesik Magazalar A.S.	1,435,654	19,945,858
[a]	Dis-Chem Pharmacies (Pty) Ltd.	1,316,868	2,147,836
	Magnit PJSC GDR	727,749	32,130,118
	Wal-Mart de Mexico S.A.B. de C.V.	7,009,022	12,544,096

			66,767,908

	FOOD, BEVERAGE & TOBACCO — 7.75%
	Beverages — 1.28%
	Kweichow Moutai Co., Ltd.	276,971	13,315,890
	Food Products — 2.95%
	China Mengniu Dairy Co., Ltd.	7,618,204	14,677,409
	Grupo Lala, S.A.B. de C.V.	10,905,519	15,861,406
	Tobacco — 3.52%
	ITC Ltd.	10,297,240	36,534,189

			80,388,894

	HEALTH CARE EQUIPMENT & SERVICES — 1.58%
	Health Care Providers & Services — 1.58%
	Life Healthcare Group Holdings Ltd.	6,911,697	16,406,395

			16,406,395

	HOUSEHOLD & PERSONAL PRODUCTS — 4.11%
	Personal Products — 4.11%
[a]	AmorePacific Corp.	78,300	20,842,399
	Grape King Bio Ltd.	1,245,562	7,227,035
	Unilever N.V.	354,829	14,569,279

			42,638,713

	INSURANCE — 6.38%
	Insurance — 6.38%
	AIA Group Ltd.	6,668,502	37,622,924
[a]	Dongbu Insurance Co., Ltd.	100,568	5,204,090

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Sanlam Ltd.	5,090,445	$23,314,025

			66,141,039

	MEDIA — 2.47%
	Media — 2.47%
[a]	IMAX China Holding, Inc.	2,935,760	14,386,341
	Zee Entertainment Enterprises Ltd.	1,686,248	11,254,904

			25,641,245

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.88%
	Pharmaceuticals — 2.88%
[a,b]	China Animal Healthcare Ltd.	35,787,582	1,615,275
	Hypermarcas SA	1,967,958	15,799,534
	Sun Pharmaceutical Industries Ltd.	1,345,639	12,467,037

			29,881,846

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.18%
	Pharmaceuticals — 1.18%
	Novartis AG ADR	168,242	12,254,747

			12,254,747

	REAL ESTATE — 4.39%
	Equity Real Estate Investment Trusts — 2.24%
	Fibra Uno Administracion S.A. de C.V.	15,157,557	23,164,472
	Real Estate Management & Development — 2.15%
	Emaar Properties PJSC	11,501,083	22,326,424

			45,490,896

	RETAILING — 2.20%
	Multiline Retail — 1.61%
	Matahari Department Store Tbk	14,834,586	16,654,156
	Specialty Retail — 0.59%
	Beauty Community PCL	18,867,315	6,164,325

			22,818,481

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.19%
	Semiconductors & Semiconductor Equipment — 1.19%
	Taiwan Semiconductor Manufacturing Co., Ltd.	2,184,880	12,304,314

			12,304,314

	SOFTWARE & SERVICES — 16.21%
	Information Technology Services — 3.32%
	Cielo SA	1,782,259	15,272,438
[a]	Cognizant Tech Solutions Corp.	341,568	19,138,055

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Internet Software & Services — 11.92%
[a]	Alibaba Group Holding Ltd. ADR	412,055	$36,182,550
[a]	Baidu, Inc. ADR	153,036	25,160,649
[a]	Facebook, Inc.	180,180	20,729,709
	Tencent Holdings Ltd.	1,697,463	41,525,402
	Software — 0.97%
	Linx S.A.	1,901,665	10,137,305

			168,146,108

	TECHNOLOGY HARDWARE & EQUIPMENT — 3.67%
	Electronic Equipment, Instruments & Components — 0.84%
	Largan Precision Co., Ltd.	74,241	8,730,441
	Technology, Hardware, Storage & Peripherals — 2.83%
	Samsung Electronics Co. Ltd.	19,658	29,329,124

			38,059,565

	TELECOMMUNICATION SERVICES — 2.58%
	Diversified Telecommunication Services — 0.88%
	Bharti Infratel Ltd.	1,791,115	9,091,485
	Wireless Telecommunication Services — 1.70%
	China Mobile Ltd.	1,663,279	17,631,251

			26,722,736

	TRANSPORTATION — 2.31%
	Transportation Infrastructure — 2.31%
	Shanghai International Air Co., Ltd.	6,287,572	24,003,063

			24,003,063

	UTILITIES — 0.94%
	Water Utilities — 0.94%
	CT Environmental Group Ltd.	48,578,030	9,772,613

			9,772,613

	TOTAL COMMON STOCK (Cost $1,003,922,050)		1,006,583,954

	OTHER GOVERNMENT — 1.00%
	MISCELLANEOUS — 1.00%
	Miscellaneous — 1.00%
	Nota do Tesouro Nacional, 10.00% due 1/1/2021 (BRL)	$34,988,000	10,352,554

	TOTAL OTHER GOVERNMENT (Cost $7,787,352)		10,352,554

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	SHORT TERM INVESTMENTS — 2.32%
[c]	Thornburg Capital Management Fund	2,411,969	$24,119,687

	TOTAL SHORT TERM INVESTMENTS (Cost $24,119,687)		24,119,687

	TOTAL INVESTMENTS — 100.39% (Cost $1,035,828,914)		$1,041,056,195

	LIABILITIES NET OF OTHER ASSETS — (0.39)%		(4,049,627)

	NET ASSETS — 100.00%		$1,037,006,568

	Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2016
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Yuan Renminbi	Sell	666,949,200	02/16/2017	94,358,939	$3,789,375	$—

Total					$3,789,375	$—

Net unrealized appreciation (depreciation)					$3,789,375

Footnote Legend

a	Non-income producing.

b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.

c	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal December 31, 2016	Market Value December 31, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	8,651,050	7,339,232	13,578,313	2,411,969	$24,119,687	$67,707	$—

Total non-controlled affiliated issuers - 2.33% of net assets					$24,119,687	$67,707	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

BRL	Denominated in Brazilian Real

GDR	Global Depository Receipt

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2016 (Unaudited)

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2016 (Unaudited)

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*
Common Stock(a)	$1,006,583,954	$981,850,181	$23,118,498	$1,615,275
Other Government	10,352,554	-	10,352,554	-
Short Term Investments	24,119,687	24,119,687	-	-

Total Investments in Securities	$1,041,056,195	$1,005,969,868	$33,471,052	$1,615,275
Other Financial Instruments**
Forward Currency Contracts	$3,789,375	$-	$3,789,375	$-

Liabilities
Other Financial Instruments**
Spot Currency	$(13,671)	$(13,671)	$-	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment

(a) At December 31, 2016, industry classifications for Common Stock in Levels 2 and 3 consist of $16,954,173 in Banks, $6,164,325 in Retailing and $1,615,275 in Pharmaceuticals, Biotechnology & Life Sciences, respectively.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, a fair value determination was applied to a portfolio security characterized as a Level 3 investment at December 31, 2016. The valuation technique and unobservable input applied to value this portfolio security was discount to valuation determined by the Valuation and Pricing Committee due to a halt in trading of the security and lack of information and liquidity.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2016 is as follows:

	Common Stock	Total(a)
Beginning Balance 9/30/2016	$2,306,972	$2,306,972
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	–	–
Gross Purchases	–	–
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)	(691,697)	(691,697)
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 12/31/2016	$1,615,275	$1,615,275

(a) Level 3 investments represent 0.16% of total net assets at the period ended December 31, 2016. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2016 (Unaudited)

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$1,035,828,914

Gross unrealized appreciation on a tax basis	$100,718,606
Gross unrealized depreciation on a tax basis	(95,491,325)

Net unrealized appreciation (depreciation) on investments (tax basis)	$5.227,281

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2016, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2016 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average value of open sell currency contracts for the period ended December 31, 2016 was $98,148,314. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

As of period ended December 31, 2016, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.

Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at December 31, 2016 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at December 31, 2016 is $3,789,375, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

9

SCHEDULE OF INVESTMENTS

Thornburg Better World International Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 82.14%
	BANKS — 6.49%
	Banks — 6.49%
	ICICI Bank Ltd.	136,247	$512,005
	ING Groep N.V.	80,224	1,129,067
	Lloyds Banking Group plc	467,887	360,448
	United Overseas Bank Ltd.	28,305	398,731

			2,400,251

	CAPITAL GOODS — 1.88%
	Trading Companies & Distributors — 1.88%
	Brenntag AG	12,539	696,917

			696,917

	COMMERCIAL & PROFESSIONAL SERVICES — 2.52%
	Professional Services — 2.52%
	Nielsen Holdings plc	13,122	550,468
	RELX plc	21,496	383,864

			934,332

	CONSUMER DURABLES & APPAREL — 5.15%
	Household Durables — 4.12%
[a]	Cairn Homes plc	686,508	975,582
	Sony Corp.	19,608	549,443
	Leisure Products — 1.03%
	Shimano, Inc.	2,437	382,413

			1,907,438

	CONSUMER SERVICES — 1.16%
	Hotels, Restaurants & Leisure — 1.16%
	Compass Group plc	23,212	429,383

			429,383

	DIVERSIFIED FINANCIALS — 7.18%
	Capital Markets — 4.24%
	Japan Exchange Group, Inc.	32,670	466,814
	UBS Group AG	70,488	1,104,079
	Diversified Financial Services — 2.94%
	Cerved Information Solutions S.p.A.	60,030	498,574
	GT Capital Holdings, Inc.	23,007	587,757

			2,657,224

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD & STAPLES RETAILING — 1.01%
	Food & Staples Retailing — 1.01%
	Tsuruha Holdings, Inc.	3,948	$374,954

			374,954

	FOOD, BEVERAGE & TOBACCO — 7.39%
	Food Products — 7.39%
	BRF SA	38,692	573,598
	Marine Harvest ASA	17,446	314,561
	Orkla ASA	48,796	441,887
	Premium Brands Holdings Corp.	6,813	349,923
[a]	SunOpta, Inc.	74,582	525,803
	Wessanen NV	37,776	529,271

			2,735,043

	HEALTH CARE EQUIPMENT & SERVICES — 1.85%
	Health Care Equipment & Supplies — 1.85%
	Olympus Corp.	19,784	683,871

			683,871

	HOUSEHOLD & PERSONAL PRODUCTS — 1.04%
	Household Products — 1.04%
	Lion Corp.	23,468	385,528

			385,528

	INSURANCE — 2.76%
	Insurance — 2.76%
	AIA Group Ltd.	110,242	621,973
	Intact Financial Corp.	5,559	397,884

			1,019,857

	MATERIALS — 6.67%
	Chemicals — 1.40%
	Linde AG	3,144	516,618
	Construction Materials — 2.57%
	Cementos Pacasmayo S.A.A.	229,000	429,887
	CRH plc	14,978	522,386
	Metals & Mining — 2.70%
[a]	Korea Zinc Co., Ltd.	2,540	998,924

			2,467,815

	MEDIA — 4.13%
	Media — 4.13%
	China South Publishing & Media Group Co., Ltd.	168,114	403,019
	DHX Media Ltd.	75,208	395,463

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	Megacable Holdings S.A.B. de C.V.	216,573	$730,802

			1,529,284

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 9.36%
	Biotechnology — 1.87%
	Gilead Sciences, Inc.	9,640	690,321
	Life Sciences Tools & Services — 2.32%
	Thermo Fisher Scientific, Inc.	6,088	859,017
	Pharmaceuticals — 5.17%
	Astellas Pharma, Inc.	47,055	653,636
	Novartis AG	11,453	833,416
	Roche Holding AG	1,869	426,917

			3,463,307

	REAL ESTATE — 4.05%
	Equity Real Estate Investment Trusts — 4.05%
	Empiric Student Property plc	370,711	484,276
	Fibra Uno Administracion S.A. de C.V.	304,939	466,022
	Merlin Properties Socimi S.A.	50,395	547,989

			1,498,287

	RETAILING — 4.64%
	Internet & Direct Marketing Retail — 1.66%
[a]	Shop Apotheke Europe N.V.	11,885	337,791
	Trade Me Ltd.	79,314	277,599
	Multiline Retail — 2.98%
	Europris ASA	257,517	1,100,404

			1,715,794

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.88%
	Semiconductors & Semiconductor Equipment — 0.88%
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,381	327,204
			327,204
	SOFTWARE & SERVICES — 4.59%
	Information Technology Services — 3.22%
	MasterCard, Inc.	1,902	196,381
[a]	PayPal Holdings, Inc.	13,744	542,476
	Wirecard AG	10,529	453,198
	Internet Software & Services — 1.37%
	carsales.com Ltd.	61,767	505,917

			1,697,972

	TELECOMMUNICATION SERVICES — 4.29%
	Diversified Telecommunication Services — 4.29%
	Bharti Infratel Ltd.	108,655	551,520

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Nippon Telegraph & Telephone Corp.	8,770	$368,584
	Orange SA	43,844	666,210

			1,586,314

	TRANSPORTATION — 2.64%
	Transportation Infrastructure — 2.64%
	Aena S.A.	3,727	508,647
	Shanghai International Air Co., Ltd.	122,475	467,553

			976,200

	UTILITIES — 2.46%
	Electric Utilities — 1.17%
	Nextera Energy, Inc.	3,631	433,759
	Multi-Utilities — 1.29%
	National Grid plc	40,704	477,357

			911,116

	TOTAL COMMON STOCK (Cost $29,805,996)		30,398,091

	SHORT TERM INVESTMENTS — 16.60%
[b]	Thornburg Capital Management Fund	614,142	6,141,418

	TOTAL SHORT TERM INVESTMENTS (Cost $6,141,418)		6,141,418

	TOTAL INVESTMENTS — 98.74% (Cost $35,947,414)		$36,539,509

	OTHER ASSETS LESS LIABILITIES — 1.26%		467,508

	NET ASSETS — 100.00%		$37,007,017

Footnote Legend

a	Non-income producing.

b	Investment in Affiliates - Shown below are holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:

Issuer	Shares/Principal September 30, 2016	Gross Additions	Gross Reductions	Shares/Principal December 31, 2016	Market Value December 31, 2016	Investment Income	Realized Gain (Loss)
Thornburg Capital Management Fund	493,408	734,519	613,785	614,142	$6,141,418	$6,973	$—

Total non-controlled affiliated issuers - 16.60% of net assets					$6,141,418	$6,973	$—

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depositary Receipt

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest, Class A, Class C, and Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2016 (Unaudited)

cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Better World International Fund	December 31, 2016 (Unaudited)

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$30,398,091	$30,398,091	$-	$-
Short Term Investments	6,141,418	6,141,418	-	-

Total Investments in Securities	$36,539,509	$36,539,509	$-	$-
Other Financial Instruments**
Spot Currency	$138	$138	$-	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$35,947,414

Gross unrealized appreciation on a tax basis	$1,583,001
Gross unrealized depreciation on a tax basis	(990,906)

Net unrealized appreciation (depreciation) on investments (tax basis)	$592,095

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.

During the period ended December 31, 2016, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

7

SCHEDULE OF INVESTMENTS

Thornburg Capital Management Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Abbot Laboratories, 0.87%, 1/17/2017		$6,400,000	$6,397,525

[a]	AGL Capital Corp., 0.98%, 1/20/2017		12,000,000	11,993,793

	Agrium, Inc., 0.85%, 1/27/2017		5,000,000	4,996,931

	Ameren Corp., 0.85%, 1/3/2017		12,000,000	11,999,433

[a]	Anthem, Inc., 0.80%, 1/3/2017		12,000,000	11,999,467

[a]	Apple, Inc., 0.64%, 1/9/2017		15,000,000	14,997,867

	Arizona Public Service Co., 0.82%, 1/3/2017		12,000,000	11,999,453

[a]	Atmos Energy Corp., 0.83%, 1/10/2017		11,100,000	11,097,697

[a]	Autozone, Inc., 1.00%, 1/17/2017		11,800,000	11,794,756

[a]	Autozone, Inc., 0%, 1/17/2017		3,200,000	3,198,578

	Bank of New York Tri-Party Repurchase Agreement 0.86% dated 12/30/2016 due 1/3/2017, repurchase price $35,003,344 collateralized by 29 corporate debt securities, having an average coupon of 3.77%, a minimum credit rating of BBB-, maturity dates from 06/15/19 to 7/15/2046, and having an aggregate market value of $37,401,775 at 12/30/2016		35,000,000	35,000,000

[a]	Brown-Forman Corp., 0.88%, 1/27/2017		10,000,000	9,993,644

	California Infrastructure & Economic Development Bank, 0.65%, 9/1/2037		8,560,000	8,560,000

[a]	Canadian National Railway Co., 0.65%, 1/11/2017		16,000,000	15,997,111

[a]	CBS Corp., 0.85%, 1/11/2017		12,000,000	11,997,167

[a]	Centerpoint Energy, Inc., 0.80%, 1/3/2017		12,000,000	11,999,467

	Cintas Corp., 0.75%, 1/6/2017		8,114,000	8,113,155

	City of New York GO, 0.76%, 4/1/2042		5,150,000	5,150,000

[a]	Consolidated Edison, Inc., 0.92%, 1/19/2017		12,000,000	11,994,480

	Dollar General Corp., 0.90%, 1/3/2017		5,057,000	5,056,747

	Dollar General Corp., 0.95%, 1/4/2017		15,000,000	14,998,812

[a]	Eni Finance USA, Inc., 1.03%, 1/11/2017		12,000,000	11,996,567

	Farmer Mac Discount Note, 0.44%, 1/4/2017		5,000,000	4,999,817

	Federal Home Loan Discount Note, 0.45%, 1/12/2017		4,070,000	4,069,440

	Federal Home Loan Discount Note, 0.45%, 1/13/2017		7,010,000	7,008,932

	Federal Home Loan Discount Note, 0.40%, 1/13/2017		5,000,000	4,999,333

	Federal Home Loan Discount Note, 0.47%, 1/18/2017		2,784,000	2,783,382

	Federal Home Loan Discount Note, 0.46%, 1/18/2017		5,000,000	4,998,914

	Federal Home Loan Discount Note, 0.45%, 1/20/2017		14,000,000	13,996,675

	Federal Home Loan Discount Note, 0.485%, 1/25/2017		1,130,000	1,129,635

	Florida Power & Light Co., 0.75%, 1/12/2017		12,000,000	11,997,250

[a]	General Mills, Inc., 0.85%, 1/17/2017		12,000,000	11,995,467

[b]	International Bank for Reconstruction & Development Discount Note, 0.30%, 1/5/2017		17,000,000	16,999,433

[b]	International Bank for Reconstruction & Development Discount Note, 0.50%, 1/13/2017		32,100,000	32,094,650

[a]	Kansas City Power & Light Co., 0.60%, 1/3/2017		12,000,000	11,999,600

	Kentucky Utilities Co., 0.83%, 1/3/2017		5,000,000	4,999,769

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	December 31, 2016 (Unaudited)

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Kroger Co., 0.90%, 1/5/2017		$12,000,000	$1,998,800

	Los Angeles Department of Water and Power, 0.67%, 7/1/2034		12,000,000	12,000,000

[a]	Louisville Gas & Electric Co., 0.85%, 1/3/2017		9,000,000	8,999,575

	Mattel, Inc., 0.79%, 1/3/2017		10,000,000	9,999,561

[a]	McCormick & Co., 0.83%, 1/3/2017		12,000,000	11,999,447

[a]	Microsoft Corp., 0.60%, 1/10/2017		17,000,000	16,997,450

	MidAmerican Energy Co., 0.68%, 1/4/2017		12,000,000	11,999,320

	Monsanto Co., 0.95%, 1/4/2017		11,810,000	11,809,065

	New York City Municipal Water Finance Authority, 0.70%, 6/15/2050		12,000,000	12,000,000

[a]	Novartis Finance Corp., 0.72%, 1/17/2017		4,500,000	4,498,560

	Ohio Higher Educational Facility Commission, 0.74%, 1/1/2043		12,000,000	12,000,000

[a]	Pacific Gas & Electric Co., 0.85%, 1/5/2017		10,000,000	9,999,056

	PacifiCorp, 0.80%, 1/3/2017		12,000,000	11,999,467

	Peoples Gas Light & Coke Co., 1.02%, 1/5/2017		7,500,000	7,499,150

	Reckitt Benckiser Group plc, 0.55%, 1/4/2017		6,800,000	6,799,688

	Ryder System, Inc., 0.96%, 1/19/2017		6,000,000	5,997,120

	Snap-on, Inc., 0.90%, 1/5/2017		9,000,000	8,999,100

[a]	Southern California Edison Co., 0.90%, 1/3/2017		14,000,000	13,999,300

[a]	Spectra Energy Capital, LLC, 1.00%, 1/10/2017		12,000,000	11,997,000

	St Jude Medical, Inc., 0.98%, 1/6/2017		14,000,000	13,998,094

	State of California GO, 0.65%, 5/1/2034		7,775,000	7,775,000

[a]	The Hershey Co., 0.60%, 1/23/2017		9,000,000	8,996,700

[a]	Tyco Electronics Group S.A., 0.92%, 1/3/2017		15,000,000	14,999,233

	United States Treasury Bill, 0.265%, 1/5/2017		10,000,000	9,999,706

	United States Treasury Bill, 0.24%, 1/5/2017		29,000,000	28,999,227

	University of North Carolina at Chapel Hill, 0.68%, 2/15/2031		12,000,000	12,000,000

	Wisconsin Gas Co., 0.79%, 1/5/2017		10,000,000	9,999,122

	TOTAL SHORT TERM INVESTMENTS (Cost $693,763,688)			693,763,688

	TOTAL INVESTMENTS — 95.79% (Cost $ 693,763,688)			$693,763,688

	OTHER ASSETS LESS LIABILITIES — 4.21%			30,521,416

	NET ASSETS — 100.00%			$724,285,104

Footnote Legend

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2016, the aggregate value of these securities in the Fund’s portfolio was $277,540,782, representing 38.32% of the Fund’s net assets.

b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	December 31, 2016 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

GO	General Obligation

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Capital Management Fund	December 31, 2016 (Unaudited)

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Short Term Investments	$693,763,688	$-	$693,763,688	$-

Total Investments in Securities	$693,763,688	$-	$693,763,688	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$693,763,688

Net unrealized appreciation (depreciation) on investments (tax basis)	$0

There is no unrealized appreciation (depreciation) for the Fund at December 31, 2016 due to all securities with less than 60 days to maturity are being valued by the amortized cost method.

4

SCHEDULE OF INVESTMENTS

Thornburg Long Short Equity Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 119.26%
	CAPITAL GOODS — 3.29%
	Machinery — 3.29%
[a]	Allison Transmission Holdings, Inc.	39,723	$1,338,268

			1,338,268

	COMMERCIAL & PROFESSIONAL SERVICES — 2.65%
	Commercial Services & Supplies — 2.65%
[a]	Covanta Holding Corp.	69,208	1,079,645

			1,079,645

	CONSUMER DURABLES & APPAREL — 4.94%
	Household Durables — 3.08%
[b]	TRI Pointe Homes, Inc.	109,235	1,254,018
	Leisure Products — 1.86%
[a,b]	Acushnet Holdings Corp.	10,400	204,984
[a]	Callaway Golf Co.	50,427	552,680

			2,011,682

	CONSUMER SERVICES — 10.68%
	Diversified Consumer Services — 10.68%
[b]	Grand Canyon Education, Inc.	62,187	3,634,830
[b]	Nord Anglia Education, Inc.	30,449	709,462

			4,344,292

	DIVERSIFIED FINANCIALS — 9.07%
	Capital Markets — 5.46%
	Apollo Global Management, LLC	48,300	938,744
	Oaktree Capital Group, LLC	34,400	1,282,088
	Mortgage Real Estate Investment Trusts — 3.61%
	PennyMac Mortgage Investment Trust	89,701	1,468,405

			3,689,237

	ENERGY — 3.19%
	Oil, Gas & Consumable Fuels — 3.19%
	Teekay LNG Partners LP	41,434	584,207
[a]	Devon Energy Corp.	15,600	712,452

			1,296,659

	FOOD & STAPLES RETAILING — 9.23%
	Food & Staples Retailing — 9.23%
[a]	The Kroger Co.	43,550	1,502,911
[a]	Wal-Mart Stores, Inc.	32,602	2,253,450

			3,756,361

1

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	FOOD, BEVERAGE & TOBACCO — 2.32%
	Food Products — 2.32%
[a]	The Kraft Heinz Co.	10,790	$942,183

			942,183

	HEALTH CARE EQUIPMENT & SERVICES — 9.08%
	Health Care Equipment & Supplies — 6.06%
[b]	Avinger, Inc.	188,157	696,181
	Medtronic plc	24,848	1,769,923
	Health Care Providers & Services — 3.02%
[a,b]	Envision Healthcare Corp.	19,438	1,230,231

			3,696,335

	INSURANCE — 4.68%
	Insurance — 4.68%
[a]	Assured Guaranty Ltd.	50,370	1,902,475

			1,902,475

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 13.84%
	Biotechnology — 6.84%
[a]	Gilead Sciences, Inc.	25,557	1,830,137
[a,b]	Seattle Genetics, Inc.	18,055	952,762
	Pharmaceuticals — 7.00%
[b]	Corcept Therapeutics, Inc.	64,962	471,624
	GlaxoSmithKline plc	36,412	702,380
[a]	Phibro Animal Health Corp.	57,199	1,675,931

			5,632,834

	REAL ESTATE — 1.84%
	Equity Real Estate Investment Trusts — 1.84%
	Fibra Uno Administracion S.A. de C.V.	490,800	750,063

			750,063

	RETAILING — 12.99%
	Internet & Direct Marketing Retail — 11.85%
[a,b]	Amazon.com, Inc.	2,206	1,654,213
[a]	Expedia, Inc.	12,452	1,410,563
[a,b]	Netflix, Inc.	14,190	1,756,722
	Specialty Retail — 1.14%
	Office Depot, Inc.	102,300	462,396

			5,283,894

2

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.06%
	Semiconductors & Semiconductor Equipment — 1.06%
[b]	SolarEdge Technologies, Inc.	34,861	$432,276

			432,276

	SOFTWARE & SERVICES — 18.66%
	Information Technology Services — 2.77%
[a,b]	Cognizant Tech Solutions Corp.	20,120	1,127,323
	Internet Software & Services — 11.81%
[a,b]	Alphabet, Inc. Class C	2,531	1,953,476
[a,b]	Facebook, Inc.	17,400	2,001,870
[b]	Marin Software, Inc.	361,148	848,698
	Software — 4.08%
[a]	Activision Blizzard, Inc.	45,989	1,660,663

			7,592,030

	TECHNOLOGY HARDWARE & EQUIPMENT — 6.19%
	Communications Equipment — 3.95%
[a,b]	ARRIS International plc	28,824	868,467
	Nokia Oyj	152,640	737,184
	Technology, Hardware, Storage & Peripherals — 2.24%
[a]	HP, Inc.	61,500	912,660

			2,518,311

	TELECOMMUNICATION SERVICES — 5.55%
	Diversified Telecommunication Services — 2.07%
[a,b]	Level 3 Communications, Inc.	14,934	841,680
	Wireless Telecommunication Services — 3.48%
[b]	T-Mobile US, Inc.	24,632	1,416,586

			2,258,266

	TOTAL COMMON STOCK (Cost $44,136,089)		48,524,811

	COMMON STOCK SOLD SHORT — (73.36)%
	AUTOMOBILES & COMPONENTS — (2.53)%
	Auto Components — (2.53)%
[a]	The Goodyear Tire & Rubber Co.	(33,341)	(1,029,237)

			(1,029,237)

	BANKS — (6.94)%
	Banks — (2.52)%
	Westamerica Bancorporation	(16,300)	(1,025,759)

3

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	Thrifts & Mortgage Finance — (4.42)%
[b]	Bofi Holding, Inc.	(37,502)	$(1,070,682)
[b]	Walter Investment Management	(153,500)	(729,125)

			(2,825,566)

	CAPITAL GOODS — (7.29)%
	Construction & Engineering — (2.47)%
	EMCOR Group, Inc.	(14,175)	(1,003,023)
	Machinery — (2.39)%
	KONE Oyj	(21,731)	(973,795)
	Trading Companies & Distributors — (2.43)%
[a]	W.W. Grainger, Inc.	(4,256)	(988,456)

			(2,965,274)

	CONSUMER DURABLES & APPAREL — (4.31)%
	Household Durables — (4.31)%
	Garmin Ltd.	(16,100)	(780,689)
	Tupperware Brands Corp.	(18,484)	(972,628)

			(1,753,317)

	CONSUMER SERVICES — (2.50)%
	Hotels, Restaurants & Leisure — (2.50)%
	Sonic Corp.	(38,366)	(1,017,083)

			(1,017,083)

	DIVERSIFIED FINANCIALS — (2.93)%
	Consumer Finance — (2.93)%
[b]	Credit Acceptance Corp.	(5,471)	(1,189,997)

			(1,189,997)

	FOOD & STAPLES RETAILING — (2.34)%
	Food & Staples Retailing — (2.34)%
	Colruyt SA	(19,202)	(950,112)

			(950,112)

	HEALTH CARE EQUIPMENT & SERVICES — (4.81)%
	Health Care Equipment & Supplies — (2.49)%
	ResMed, Inc.	(16,314)	(1,012,284)
	Health Care Providers & Services — (2.32)%
[b]	Select Medical Holdings Corp.	(71,400)	(946,050)

			(1,958,334)

4

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	HOUSEHOLD & PERSONAL PRODUCTS — (3.01)%
	Personal Products — (3.01)%
	Oriflame Holding AG	(40,616)	$(1,226,424)

			(1,226,424)

	MATERIALS — (2.54)%
	Chemicals — (2.54)%
	Orica Ltd.	(80,955)	(1,032,886)

			(1,032,886)

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — (2.32)%
	Biotechnology — (2.32)%

[b]	Myriad Genetics, Inc.	(56,615)	(943,772)

			(943,772)

	REAL ESTATE — (2.62)%
	Equity Real Estate Investment Trusts — (2.62)%
	Extra Space Storage, Inc.	(13,794)	(1,065,448)

			(1,065,448)

	RETAILING — (7.59)%
	Internet & Direct Marketing Retail — (2.67)%
	PetMed Express, Inc.	(47,100)	(1,086,597)
	Specialty Retail — (4.92)%
[b]	Dufry AG	(7,949)	(991,381)
	The Children’s Place, Inc.	(10,013)	(1,010,812)

			(3,088,790)

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — (3.24)%
	Semiconductors & Semiconductor Equipment — (3.24)%
[b]	Advanced Micro Devices, Inc.	(116,205)	(1,317,765)

			(1,317,765)

	SOFTWARE & SERVICES — (12.23)%
	Information Technology Services — (2.33)%
	Paychex, Inc.	(15,550)	(946,684)
	Internet Software & Services — (2.62)%
	mixi, Inc.	(29,200)	(1,066,815)
	Software — (7.28)%
[b]	Ellie Mae, Inc.	(11,921)	(997,549)
	Fair Isaac Corp.	(8,620)	(1,027,677)
	Microsoft Corp.	(15,100)	(938,314)

			(4,977,039)

5

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2016 (Unaudited)

		Shares/ Principal Amount	Value
	TECHNOLOGY HARDWARE & EQUIPMENT — (3.64)%
	Communications Equipment — (3.64)%
	ADTRAN, Inc.	(16,664)	$(372,440)
[a,b]	Arista Networks, Inc.	(11,472)	(1,110,146)

			(1,482,586)

	TELECOMMUNICATION SERVICES — (2.52)%
	Diversified Telecommunication Services — (2.52)%
	Cogent Communications Holdings, Inc.	(24,839)	(1,027,093)

			(1,027,093)

	TOTAL COMMON STOCK SOLD SHORT (Cost $(28,279,893))		(29,850,723)

	PREFERRED STOCK — 1.99%
	BANKS — 1.99%
	Banks — 1.99%
	GMAC Capital Trust I Pfd, 8.125%	31,874	809,600

			809,600

	TOTAL PREFERRED STOCK (Cost $757,008)		809,600

	EXCHANGE-TRADED FUNDS SOLD SHORT — (6.08)%
[b]	Direxion Daily Developed Markets Bear 3X	(550)	(13,409)
[b]	Direxion Daily Developed Markets Bull 3X	(2,150)	(96,857)
[b]	Direxion Daily Emerging Markets Bear 3X	(4,595)	(116,024)
[b]	Direxion Daily Emerging Markets Bull 3X	(1,306)	(69,009)
[b]	Direxion Daily Energy Bear 3X	(2,677)	(25,512)
[b]	Direxion Daily Financial Bear 3X	(3,601)	(78,214)
[b]	Direxion Daily Healthcare Bull 3X	(35,550)	(980,113)
[b]	Direxion Daily Real Estate Bear 3X	(4,975)	(62,834)
[b]	Direxion Daily S&P 500 Bear 3X	(1,330)	(14,364)
[b]	Direxion Daily Semiconductors Bear 3X	(332)	(3,579)
[b]	Direxion Daily Small Cap Bear 3X	(255)	(5,062)
[b]	Direxion Daily Small Cap Bull 3X	(5,720)	(578,578)
[b]	iPath S&P 500 VIX Short-Term Futures ETN	(7,340)	(187,243)
[b]	ProShares UltraPro NASDAQ Biotechnology Bull 3X	(8,900)	(187,879)
[b]	ProShares UltraPro Short MidCap400	(2,550)	(42,534)
[b]	ProShares UltraPro Short QQQ	(887)	(11,558)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Cost $(8,158,432))		(2,472,769)

6

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2016 (Unaudited)

	Shares/ Principal Amount	Value

TOTAL INVESTMENTS — 36.57% (Cost $8,454,772)		$17,010,919

OTHER ASSETS LESS LIABILITIES — 63.43%		29,505,028

NET ASSETS — 100.00%		$46,515,947

Footnote Legend

a	Segregated as collateral for portfolio margin requirements for short securities.

b	Non-income producing.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

Pfd	Preferred Stock

NOTES TO SCHEDULE OF INVESTMENTS

NOTE 1 – ORGANIZATION

Thornburg Long/Short Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest, Institutional Class (“Class I”).

NOTE 2 – SECURITY VALUATION

Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.

The Trustees of the Trust have appointed the Advisor to assist the Trustees in obtaining market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.

In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.

7

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2016 (Unaudited)

In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.

In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.

Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.

Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).

Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are characterized as Level 2 within the valuation hierarchy.

On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment, and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.

8

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Long Short Equity Fund	December 31, 2016 (Unaudited)

Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2016. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$48,524,811	$48,524,811	$-	$-
Preferred Stock	809,600	809,600	-	-

Total Investments in Securities	$49,334,411	$49,334,411	$-	$-

Other Financial Instruments**
Spot Currency	$4,147	$4,147	$-	$-

Liabilities

Common Stock Sold Short	$(29,850,723)	$(29,850,723)	$-	$-
Exchange-Traded Funds Sold Short	(2,472,769)	(2,472,769)	-	-

Total Investments in Short Securities	$(32,323,492)	$(32,323,492)	$-	$-

Other Financial Instruments**
Spot Currency	$(627)	$(627)	$-	$-

*See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

**Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2016, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTE 3 – INVESTMENTS

At December 31, 2016, information on the tax components of capital was as follows:

Cost of investments for tax purposes	$8,454,772

Gross unrealized appreciation on a tax basis	$15,929,693
Gross unrealized depreciation on a tax basis	(7,373,546)

Net unrealized appreciation (depreciation) on investments (tax basis)	$8,566,147

NOTE 4 – DERIVATIVE FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FOREIGN INVESTMENT RISK

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.

During the period ended December 31, 2016, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

9

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as
Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Jason H. Brady

Jason H. Brady

President and principal executive officer

Date: February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason H. Brady

Jason H. Brady

President and principal executive officer

Date: February 24, 2017

By:	/s/ Nimish Bhatt

Nimish Bhatt

Treasurer and principal financial officer

Date: February 24, 2017